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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-09885

                                   Janus Adviser Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


     Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 7/31


Date of reporting period: 4/30/08


Item 1. Schedule of Investments.
--------------------------------


Janus Adviser Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 42.4%
Advertising Sales - 0.3%
            55,910    Lamar Advertising Co. - Class A*,#                                                               $   2,210,681
Aerospace and Defense - 1.0%
           253,095    BAE Systems PLC**                                                                                    2,333,303
            30,195    Boeing Co.                                                                                           2,562,348
            49,535    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 2,064,619
                                                                                                                           6,960,270
Agricultural Chemicals - 3.8%
            62,515    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              11,499,634
            20,552    Syngenta A.G.**                                                                                      6,088,204
           156,065    Syngenta A.G. (ADR)**                                                                                9,235,927
                                                                                                                          26,823,765
Apparel Manufacturers - 0.5%
           299,985    Esprit Holdings, Ltd.                                                                                3,696,957
Applications Software - 0.5%
           130,630    Microsoft Corp.                                                                                      3,725,568
Athletic Footwear - 0.5%
            48,920    NIKE, Inc. - Class B                                                                                 3,267,856
Audio and Video Products - 0.3%
            50,840    Sony Corp. (ADR)**                                                                                   2,327,964
Automotive - Cars and Light Trucks - 0.4%
            51,854    BMW A.G.**                                                                                           2,838,180
Beverages - Non-Alcoholic - 0.9%
            70,460    Coca-Cola Co.                                                                                        4,147,980
            35,705    PepsiCo, Inc.                                                                                        2,446,864
                                                                                                                           6,594,844
Brewery - 0.9%
            75,775    InBev N.V.**                                                                                         6,241,620
Building Products - Air and Heating - 0.4%
            55,930    Daikin Industries, Ltd.**                                                                            2,808,305
Casino Hotels - 0.6%
           231,008    Crown, Ltd.                                                                                          2,383,560
            32,585    MGM Mirage*                                                                                          1,666,723
                                                                                                                           4,050,283
Commercial Services - Finance - 0.2%
            50,825    Western Union Co.                                                                                    1,168,975
Computers - 1.2%
            14,040    Apple, Inc.*                                                                                         2,442,258
           100,910    Hewlett-Packard Co.                                                                                  4,677,179
            10,015    Research In Motion, Ltd. (U.S. Shares)                                                               1,218,124
                                                                                                                           8,337,561
Computers - Memory Devices - 0.9%
           416,415    EMC Corp.*                                                                                           6,412,791
Cosmetics and Toiletries - 1.4%
           141,115    Avon Products, Inc.                                                                                  5,506,308
            67,845    Procter & Gamble Co.                                                                                 4,549,007
                                                                                                                          10,055,315
Diversified Operations - 1.6%
           314,000    China Merchants Holdings International Company, Ltd.                                                 1,602,598
            29,220    Danaher Corp.                                                                                        2,279,744
           155,206    General Electric Co.                                                                                 5,075,237
           835,595    Melco International Development, Ltd.                                                                1,146,295
             9,950    Siemens A.G.**                                                                                       1,179,026
                                                                                                                          11,282,900
E-Commerce/Services - 0.5%
            50,745    eBay, Inc.                                                                                           1,587,811
           133,165    Liberty Media Corp. - Interactive Class A*                                                           2,014,787
                                                                                                                           3,602,598
Electric Products - Miscellaneous - 0.2%
            26,730    Emerson Electric Co.                                                                                 1,396,910
Electronic Components - Semiconductors - 1.5%
             6,756    Samsung Electronics Company, Ltd.                                                                    4,811,025
           198,568    Texas Instruments, Inc.                                                                              5,790,243
                                                                                                                          10,601,268
Energy - Alternate Sources - 0.1%
            20,525    Suntech Power Holdings Company, Ltd. (ADR)*                                                            918,083
Enterprise Software/Services - 0.9%
           321,470    Oracle Corp.*                                                                                        6,702,650
Finance - Credit Card - 1.3%
           186,115    American Express Co.                                                                                 8,937,242
Finance - Investment Bankers/Brokers - 0.8%
           126,635    JP Morgan Chase & Co.                                                                                6,034,158
Finance - Mortgage Loan Banker - 0.5%
           132,765    Fannie Mae                                                                                           3,757,250
Food - Diversified - 1.7%
            48,450    Kraft Foods, Inc. - Class A                                                                          1,532,474
            22,770    Nestle S.A.**                                                                                       10,910,986
                                                                                                                          12,443,460
Hotels and Motels - 0.8%
           108,755    Starwood Hotels & Resorts Worldwide, Inc.                                                            5,678,099
Machinery - General Industrial - 0.2%
         3,037,095    Shanghai Electric Group Company, Ltd.                                                                1,712,863
Medical - Biomedical and Genetic - 0.3%
            39,015    Celgene Corp.*                                                                                       2,424,392
Medical - Drugs - 2.7%
           110,425    Merck & Company, Inc.                                                                                4,200,567
            82,070    Roche Holding A.G.**                                                                                13,669,545
            35,475    Wyeth                                                                                                1,577,573
                                                                                                                          19,447,685
Medical - HMO - 0.3%
            50,825    Coventry Health Care, Inc.*                                                                          2,273,402
Medical Instruments - 0.2%
            25,215    Medtronic, Inc.                                                                                      1,227,466
Medical Products - 0.2%
            30,650    Nobel Biocare Holding A.G.**                                                                         1,107,927
Multimedia - 0.3%
           115,515    News Corporation, Inc. - Class A                                                                     2,067,719
Networking Products - 0.2%
            52,095    Cisco Systems, Inc.*                                                                                 1,335,716
Oil Companies - Exploration and Production - 1.8%
           157,430    EnCana Corp. (U.S. Shares)                                                                          12,721,918
Oil Companies - Integrated - 3.9%
           180,215    ConocoPhillips                                                                                      15,525,521
            67,700    Hess Corp.                                                                                           7,189,740
            48,732    Suncor Energy, Inc.                                                                                  5,500,985
                                                                                                                          28,216,246
Optical Supplies - 0.2%
            10,630    Alcon, Inc. (U.S. Shares)**                                                                          1,679,540
Retail - Apparel and Shoe - 0.3%
            50,825    Nordstrom, Inc.                                                                                      1,792,090
Retail - Consumer Electronics - 0.4%
            32,550    Yamada Denki Company, Ltd.**                                                                         2,808,735
Retail - Drug Store - 1.3%
           236,165    CVS/Caremark Corp.                                                                                   9,533,981
Retail - Jewelry - 0.2%
            40,280    Tiffany & Co.                                                                                        1,753,791
Soap and Cleaning Preparations - 1.5%
           185,611    Reckitt Benckiser PLC**                                                                             10,813,643
Telecommunication Equipment - Fiber Optics - 0.7%
           179,620    Corning, Inc.                                                                                        4,797,650
Therapeutics - 0.8%
           113,735    Gilead Sciences, Inc.*                                                                               5,886,924
Tobacco - 1.7%
           190,165    Altria Group, Inc.                                                                                   3,803,300
           158,785    Philip Morris International Inc.*                                                                    8,102,799
                                                                                                                          11,906,099
Transportation - Railroad - 1.1%
            96,359    Canadian National Railway Co. (U.S. Shares)                                                          5,048,248
            18,530    Union Pacific Corp.                                                                                  2,690,371
                                                                                                                           7,738,619
Wireless Equipment - 0.4%
            64,535    QUALCOMM, Inc.                                                                                       2,787,267
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $230,366,135)                                                                                   302,909,226
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 9.8%
Agricultural Chemicals - 0%
    $      205,000    Mosaic Co., 6.25%, senior unsecured notes, due 12/1/16 (144A)***                                       224,475
Applications Software - 0.1%
           585,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                               566,819
Automotive - Cars and Light Trucks - 0.2%
         1,060,000    Ford Motor Co., 7.45%, senior unsecured notes, due 7/16/31                                             792,350
           645,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                     641,775
                                                                                                                           1,434,125
Beverages - Non-Alcoholic - 0.3%
           730,000    Dr Pepper Snapple Group, 6.12%, senior notes, due 5/1/13 (144A)                                        746,783
           480,000    Dr Pepper Snapple Group, 6.82%, senior notes, due 5/1/18 (144A)                                        497,929
           590,000    Dr Pepper Snapple Group, 7.45%, notes, due 5/1/38 (144A)                                               631,653
                                                                                                                           1,876,365
Brewery - 0%
           175,000    Anheuser Busch COS, Inc., 5.50%, senior unsecured notes, due 1/15/18                                   178,131
Cable Television - 0.3%
         1,075,000    Comcast Corp., 6.30%, company guaranteed notes, due 11/15/17                                         1,117,008
         1,075,000    Comcast Corp., 6.95%, company guaranteed notes, due 8/15/37                                          1,136,227
                                                                                                                           2,253,235
Cellular Telecommunications - 0.1%
           400,000    Rogers Wireless, Inc., 6.375%, secured notes, due 3/1/14                                               409,600
Chemicals - Diversified - 0.2%
         1,075,000    E.I. Du Pont De Nemours, 5.00%, senior unsecured notes, due 11/5/13                                  1,096,938
Commercial Banks - 0.3%
           570,000    Barclays PLC, 7.70%, notes, due 4/25/18 (144A)**,***                                                   589,802
         1,195,000    U.S. Bank, 5.70%, subordinated notes, due 12/15/08                                                   1,212,815
                                                                                                                           1,802,617
Consumer Products - Miscellaneous - 0.1%
           280,000    Clorox Co., 5.00%, senior unsecured notes, due 3/1/13                                                  276,564
           610,000    Clorox Co., 5.95%, senior unsecured notes, due 10/15/17                                                611,721
                                                                                                                             888,285
Containers - Metal and Glass - 0.2%
         1,800,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,800,000
Data Processing and Management - 0.1%
           495,000    Fiserv, Inc., 6.125%, company guaranteed notes, due 11/20/15                                           502,903
           495,000    Fiserv, Inc., 6.80%, company guaranteed notes, due 11/20/17                                            504,712
                                                                                                                           1,007,615
Diversified Financial Services - 0.2%
           970,000    General Electric Capital Corp., 6.75%, senior unsecured notes, due 3/15/32                           1,027,137
Diversified Operations - 0.5%
           670,000    Dover Corp., 5.45%, senior unsecured notes, due 3/15/18                                                669,443
           335,000    Dover Corp., 6.60%, senior unsecured notes, due 3/15/38                                                351,206
         2,335,000    General Electric Co., 5.25%, senior unsecured notes, due 12/6/17                                     2,323,762
                                                                                                                           3,344,411
Electric - Generation - 0.1%
           570,000    Allegheny Energy Supply Company LLC, 8.25%, senior unsecured notes, due 4/15/12 (144A)***              607,050
           255,000    Edison Mission Energy, 7.00%, senior unsecured notes, due 5/15/17                                      257,550
                                                                                                                             864,600
Electric - Integrated - 1.4%
         1,140,000    CMS Energy Corp., 6.30%, senior unsecured notes, due 2/1/12                                          1,153,450
           335,000    Consumers Energy Company, 5.65%, first mortgage notes, due 9/15/18                                     334,688
           270,000    Duke Energy Carolinas, 5.10%, company first mortgage notes, due 4/15/18                                268,308
           375,000    Duke Energy Carolinas, 6.05%, company first mortgage notes, due 4/15/38                                378,569
           358,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                          381,270
         2,055,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    2,054,633
           215,000    Pacific Gas and Electric Co., 3.60%, senior unsecured notes, due 3/1/09                                214,519
           745,000    Pacific Gas and Electric Co., 4.20%, senior unsecured notes, due 3/1/11                                740,266
           195,000    Pacificorp, 6.25%, first mortgage notes, due 10/15/37                                                  199,481
           385,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed notes, due 11/1/15(144A)       401,363
         1,182,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed notes, due 11/1/15(144A)     1,232,235
         1,165,000    Virginia Electric & Power Co., 5.10%, senior unsecured notes, due 11/30/12                           1,184,401
         1,190,000    West Penn Power Co., 5.95%, first mortgage notes, due 12/15/17 (144A)                                1,215,140
                                                                                                                           9,758,323
Fiduciary Banks - 0.1%
           525,000    Bank of New York Mellon, 4.50%, senior unsecured notes, due 4/1/13#                                    523,276
Finance - Auto Loans - 0.1%
           530,000    Ford Motor Credit Company, LLC, 7.25%, senior unsecured notes, due 10/25/11                            477,301
Finance - Investment Bankers/Brokers - 1.1%
           525,000    Citigroup, Inc., 6.125%, senior unsecured notes, due 11/21/17                                          532,894
           275,000    Citigroup, Inc., 6.125%, subordinated notes, due 8/25/36                                               252,424
           535,000    Goldman Sachs Group, Inc., 5.95%, senior unsecured notes, due 1/18/18                                  533,979
         1,395,000    Goldman Sachs Group, Inc., 6.15%, senior notes, due 4/1/18                                           1,411,115
         1,040,000    JPMorgan Chase & Co, 6.00%, senior notes, due 1/15/18                                                1,077,963
           510,000    Lehman Brothers Holdings, 6.00%, company senior notes, due 7/19/12                                     514,963
         1,200,000    Lehman Brothers Holdings, 6.875%, company notes, due 5/2/18                                          1,227,290
         1,380,000    Morgan Stanley, 5.95%, senior unsecured notes, due 12/28/17                                          1,366,965
         1,140,000    Morgan Stanley, 6.625%, senior unsecured notes, due 4/1/18                                           1,181,974
                                                                                                                           8,099,567
Food - Diversified - 0.3%
           355,000    General Mills, Inc., 5.20%, senior unsecured notes, due 3/17/15                                        356,850
         1,820,000    Kellogg Co., 2.875%, senior unsecured notes, due 6/1/08                                              1,818,950
           255,000    Kellogg Co., 4.25%, senior unsecured notes, due 3/6/13                                                 250,722
                                                                                                                           2,426,522
Food - Retail - 0.2%
           705,000    Kroger Co., 6.40%, company guaranteed notes, due 8/15/17                                               750,026
           280,000    Kroger Co., 6.15%, company guaranteed notes, due 1/15/20                                               291,592
           220,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                           220,550
                                                                                                                           1,262,168
Food - Wholesale/Distribution - 0.2%
         1,464,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                         1,515,240
Independent Power Producer - 0.3%
           290,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 1/15/17                                        298,700
         1,320,000    Reliant Energy, Inc., 7.625%, senior unsecured notes, due 6/15/14#                                   1,372,800
           325,000    Reliant Energy, Inc., 7.875%, senior unsecured notes, due 6/15/17#                                     338,813
                                                                                                                           2,010,313
Machinery - Construction and Mining - 0%
           310,000    Atlas Copco A.B., 5.60%, senior unsecured notes, due 5/22/17 (144A)###                                 310,840
Medical - Hospitals - 0.2%
           570,000    HCA, Inc., 6.50%, senior unsecured notes, due 2/15/16                                                  510,150
           880,000    HCA, Inc., 9.25%, senior secured notes, due 11/15/16                                                   946,000
                                                                                                                           1,456,150
Multimedia - 0.2%
           305,000    Viacom, Inc., 6.125%, senior unsecured notes, due 10/5/17                                              305,932
         1,285,000    Walt Disney Co., 4.70%, senior unsecured notes, due 12/1/12                                          1,307,693
                                                                                                                           1,613,625
Office Automation and Equipment - 0.1%
           385,000    Xerox Corp., 5.65%, senior notes, due 5/15/13                                                          385,993
           550,000    Xerox Corp., 6.35%, senior notes, due 5/15/18                                                          552,778
                                                                                                                             938,771
Oil Companies - Exploration and Production - 0.5%
         1,125,000    Encana Corp., 6.50%, unsubordinated notes, due 2/1/38                                                1,153,240
            95,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                        100,344
           358,000    Forest Oil Corp., 7.25%, senior unsecured notes, due 6/15/19 (144A)                                    369,635
           714,000    Forest Oil Corp., 7.25%, senior unsecured notes, due 6/15/19                                           737,205
           565,000    XTO Energy Inc., 5.50%, senior unsecured notes, due 6/15/18                                            560,711
           575,000    XTO Energy Inc., 6.375%, senior unsecured notes, due 6/15/38                                           580,048
                                                                                                                           3,501,183
Pipelines - 0.7%
         1,140,000    El Paso Corp., 7.00%, senior unsecured notes, due 6/15/17                                            1,189,682
           255,000    Kinder Morgan Energy Partners L.P., 6.50%, senior unsecured notes, due 2/1/17                          254,972
           185,000    Kinder Morgan Energy Partners L.P., 5.95%, senior unsecured notes, due 2/15/18                         183,493
           155,000    Kinder Morgan Energy Partners L.P., 6.50%, senior unsecured notes, due 2/1/37                          148,015
           185,000    Kinder Morgan Energy Partners L.P., 6.95%, senior unsecured notes, due 1/15/38                         187,546
         1,740,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16#                              1,666,050
           265,000    Plains All American Pipeline, 6.50%, senior unsecured notes, due 5/1/18 (144A)                         270,643
           205,000    Southern Natural Gas Co., 5.90%, senior unsecured notes, due 4/1/17 (144A)                             204,132
           530,000    Teppco Partners, L.P., 6.65%, notes, due 4/15/18                                                       533,367
           530,000    Teppco Partners, L.P., 7.55%, bonds, due 4/15/38                                                       566,940
                                                                                                                           5,204,840
Retail - Discount - 0.1%
           375,000    Wal-Mart Stores, Inc., 4.25%, company senior notes, due 4/15/13                                        376,521
           375,000    Wal-Mart Stores, Inc., 6.20%, company senior notes, due 4/15/38                                        381,674
                                                                                                                             758,195
Retail - Regional Department Stores - 0.1%
         1,030,000    May Department Stores Co., 4.80%, company guaranteed notes, due 7/15/09                              1,012,857
Special Purpose Entity - 0.2%
           585,000    Pearson Dollar Finance PLC, 5.50%, company guaranteed notes, due 5/6/13 (144A)                         589,569
           585,000    Pearson Dollar Finance PLC, 6.25%, company guaranteed notes, due 5/6/18 (144A)                         594,079
           450,000    Petroplus Finance, Ltd., 6.75%, company guaranteed notes, due 5/1/14 (144A)                            423,000
           112,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                            104,160
                                                                                                                           1,710,808
Steel - Producers - 0.2%
         1,152,000    Steel Dynamics, Inc., 7.75%, senior notes, due 4/15/16 (144A)                                        1,177,920
Super-Regional Banks - 0.5%
         1,150,000    Bank of America Corp., 4.90%, notes, due 5/1/13                                                      1,152,507
         1,150,000    Bank of America Corp., 5.65%, notes, due 5/1/18                                                      1,150,851
           285,000    Bank of America, N.A., 6.00%, company subordinated notes, due 10/15/36                                 281,540
         1,050,000    Wells Fargo Co., 5.625%, senior unsecured notes, due 12/11/17                                        1,082,283
                                                                                                                           3,667,181
Telephone - Integrated - 0.2%
           350,000    AT&T, Inc., 5.50%, senior unsecured notes, due 2/1/18                                                  349,941
         1,015,000    Qwest Communications International, 7.25%, company guaranteed notes, due 2/15/11***                  1,007,388
                                                                                                                           1,357,329
Transportation - Railroad - 0.3%
           605,000    Burlington North Santa Fe, 5.75%, senior unsecured notes, due 3/15/18                                  613,586
           515,000    Canadian National Railway Co., 4.25%, senior unsecured notes, due 8/1/09                               516,428
         1,115,000    Union Pacific Corp., 5.70%, senior unsecured notes, due 8/15/18                                      1,127,870
                                                                                                                           2,257,884
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $69,234,012)                                                                                  69,814,646
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 1.5%
         1,150,000    Fannie Mae, 5.00%, due 5/15/35##                                                                     1,129,516
         3,455,000    Fannie Mae, 5.50%, due 5/15/35##                                                                     3,473,352
         1,125,001    Fannie Mae, 5.50%, due 6/1/37                                                                        1,132,351
         1,150,000    Fannie Mae, 6.00%, due 5/15/38##                                                                     1,175,517
         1,150,000    Federal Home Loan Bank System, 4.50%, due 5/15/38##                                                  1,094,296
         1,150,000    Freddie Mac, 4.50%, due 5/15/20##                                                                    1,133,829
         1,150,000    Freddie Mac, 5.00%, due 5/15/35##                                                                    1,129,875
           544,999    Freddie Mac, 5.50%, due 2/1/38                                                                         549,016
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $10,798,817)                                                                       10,817,752
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.7%
U.S. Government Agencies - 0.5%
           585,000    Fannie Mae, 2.50%, notes, due 6/15/08                                                                  585,077
         1,000,000    Fannie Mae, 5.25%, notes, due 1/15/09                                                                1,018,291
           465,000    Fannie Mae, 6.375%, notes, due 6/15/09                                                                 484,194
           520,000    Freddie Mac, 5.75%, notes, due 3/15/09                                                                 533,746
           650,000    Freddie Mac, 7.00%, notes, due 3/15/10                                                                 699,235

3,320,543
U.S. Government Agency Variable Notes - 0.2%
         1,481,000    Fannie Mae, 4.875%, notes, due 5/18/12                                                               1,560,667
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $4,769,251)                                                                           4,881,210
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 20.5%
           969,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                               969,757
         3,619,000    U.S. Treasury Notes, 4.375%, due 11/15/08                                                            3,670,741
         1,476,000    U.S. Treasury Bonds, 4.75%, due 12/31/08                                                             1,505,520
         9,898,000    U.S. Treasury Bonds, 4.875%, due 1/31/09#                                                           10,126,890
         5,035,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                             5,139,632
         1,310,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                            1,325,352
           528,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                              543,716
         3,665,000    U.S. Treasury Notes, 4.875%, due 5/31/09**                                                           3,777,241
         4,261,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                             4,471,719
         2,706,000    U.S. Treasury Bonds, 4.625%, due 11/15/09#                                                           2,805,784
         4,336,000    U.S. Treasury Bonds, 3.25%, due 12/31/09**,#                                                         4,408,832
         4,545,000    U.S. Treasury Notes, 2.125%, due 1/31/10**,#                                                         4,536,124
         5,247,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                             5,424,496
         1,480,000    U.S. Treasury Notes, 4.50%, due 5/15/10**,#                                                          1,547,525
         2,141,000    U.S. Treasury Notes, 3.625%, due 6/15/10**,#                                                         2,202,053
         1,123,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             1,209,331
         7,231,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                            7,624,749
         9,226,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                             9,747,120
         3,326,000    U.S. Treasury Notes, 4.875%, due 4/30/11#                                                            3,556,482
         2,000,000    U.S. Treasury Bonds, 4.875%, due 7/31/11#                                                            2,141,876
         1,938,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             2,087,893
         1,180,000    U.S. Treasury Bonds, 4.75%, due 5/31/12#                                                             1,264,443
         9,800,000    U.S. Treasury Notes, 4.875%, due 6/30/12#                                                           10,551,081
         2,734,000    U.S. Treasury Notes, 4.125%, due 8/31/12#                                                            2,861,301
           690,000    U.S. Treasury Bonds, 3.875%, due 10/31/12#                                                             715,660
         2,835,000    U.S. Treasury Bonds, 3.375%, due 11/30/12#                                                           2,877,746
           135,000    U.S. Treasury Notes, 2.875%, due 1/31/13                                                               134,125
         2,430,000    U.S. Treasury Notes, 2.75%, due 2/28/13#                                                             2,398,867
           385,000    U.S. Treasury Notes, 2.50%, due 3/31/13#                                                               375,676
         2,594,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                             2,743,964
        10,337,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                            10,885,346
         2,586,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                             2,759,950
         6,619,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                            7,327,954
         3,114,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                             3,896,878
         1,774,000    U.S. Treasury Notes, 4.875%, due 8/15/16#                                                            1,931,166
         1,040,000    U.S. Treasury Notes, 4.50%, due 5/15/17#                                                             1,102,076
         2,037,000    U.S. Treasury Bonds, 4.25%, due 11/15/17#                                                            2,115,934
            90,000    U.S. Treasury Notes, 3.50%, due 2/15/18#                                                                88,088
         1,202,000    U.S. Treasury Bonds, 7.875%, due 2/15/21#                                                            1,625,517
         2,479,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                             3,234,322
         2,982,000    U.S. Treasury Bonds, 6.00%, due 2/15/26#                                                             3,522,720
         1,675,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                             1,837,658
            87,000    U.S. Treasury Bonds, 4.75%, due 2/15/37                                                                 90,650
            60,000    U.S. Treasury Bonds, 5.00%, due 5/15/37#                                                                65,025
         3,590,000    U.S. Treasury Notes, 4.375%, due 2/15/38#                                                            3,520,164
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $141,460,463)                                                                      146,749,144
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.1%
        10,902,445    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                              10,902,445
        39,890,760    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                 39,890,760
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $50,793,205)                                                                                    50,793,205
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 18.0%
        47,321,041    Allianz Dresdner Daily Asset Fund+                                                                  47,321,041
        20,604,543    Repurchase Agreements+                                                                              20,604,543
                      Time Deposits:+
         4,970,236      Abbey National Treasury, N.A., 2.375%, 5/1/08+                                                     4,970,236
         2,217,507      ABN-AMRO Bank N.V., N.A., 2.26%, 5/1/08+                                                           2,217,507
         2,586,414      BNP Paribas, New York, N.A., 2.50%, 5/1/08+                                                        2,586,414
         5,172,829      Calyon, N.A., 2.50%, 5/1/08+                                                                       5,172,829
         1,800,330      Chase Bank USA, N.A., 2.25%, 5/1/08+                                                               1,800,330
         3,566,061      Danske Bank, Cayman Islands, N.A., 2.53%, 5/1/08+                                                  3,566,061
         3,620,980      Deutsche Bank A.G., N.A., 2.30%, 5/1/08+                                                           3,620,980
         5,172,829      Dexia Bank S.A. Brussels, N.A., 2.50%, 5/1/08+                                                     5,172,829
         5,172,829      ING Bank N.V., Amsterdam, N.A., 2.4375%, 5/1/08+                                                   5,172,829
         5,172,829      Lloyd's TSB Group PLC, N.A., 2.45%, 5/1/08+                                                        5,172,829
           765,328      Natixis, N.A., 2.38%, 5/1/08+                                                                        765,328
         5,172,829      Natixis, N.A., 2.43%, 5/1/08+                                                                      5,172,829
         5,172,829      Nordea Bank Finland PLC, N.A., 2.50%, 5/1/08+                                                      5,172,829
         5,106,367      Svenska Handelsbanken, N.A., 2.40%, 5/1/08+                                                        5,106,367
         5,172,829      Wells Fargo Bank, N.A., 2.375%, 5/1/08+                                                            5,172,829
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $128,768,610)                                                                               128,768,610
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $636,190,493) - 100%                                                                  $    714,733,793
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2008 (unaudited)

                                                                                                 % of Investment
Country                                                                        Value                Securities
------------------------------------------------------------------------------------------------------------------------------------
Australia                                                                $        2,383,560              0.4%
Belgium                                                                           6,241,620              0.9%
Bermuda                                                                           3,696,957              0.5%
Brazil                                                                            2,064,619              0.3%
Canada                                                                           38,813,162              5.5%
Cayman Islands                                                                      918,083              0.1%
China                                                                             1,817,023              0.2%
Germany                                                                           4,017,206              0.6%
South Korea                                                                       7,945,004              1.1%
Japan                                                                             7,945,004              1.1%
South Korea                                                                       4,811,025              0.7%
Switzerland                                                                      42,692,129              6.0%
United Kingdom                                                                   13,736,748              1.9%
United States++                                                                 582,847,764             81.4%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $      714,733,793             100.0%
====================================================================================================================================

++ Includes Short-Term Securities and Other Securities (56.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of April 30, 2008 (unaudited)
Currency Sold and                                                                    Currency          Currency        Unrealized
Settlement Date                                                                     Units Sold      Value in U.S. $    Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
British Pound 5/14/08                                                                  1,065,000     $  2,115,264      $     37,692

British Pound 8/14/08                                                                    300,000          591,821           (10,826)

British Pound 10/23/08                                                                 1,275,000        2,534,482           (43,897)

Euro 10/23/08                                                                          2,360,000        3,684,383           (41,959)

Japanese Yen 8/14/08                                                                 108,000,000        1,045,205           (29,146)

Swiss Franc 11/12/08                                                                  13,500,000       13,042,661           (14,162)
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                $ 23,013,816      $   (102,298)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

##    Security is traded on a "to-be-announced" basis.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2008)

                                                                     Acquisition   Acquisition                    Value as a % of
                                                                        Date           Cost        Value       Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund
Atlas Copco A.B., 5.60%, senior unsecured notes, due 5/22/17 (144A)    5/15/07    $   309,871    $ 310,840                0.0%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2008. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of April 30, 2008 is noted below.

Fund                                                                                             Aggregate Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                                                        $83,831,939
------------------------------------------------------------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2008.

Janus Adviser Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                         Value
----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.6%
Airport Development - Maintenance - 0.4%
           471,131    Macquarie Airports**                                                                         $      1,388,629
Automotive - Cars and Light Trucks - 0.9%
            66,858    BMW A.G.                                                                                            3,659,410
Brewery - 2.8%
           131,057    InBev N.V.#                                                                                        10,795,223
Broadcast Services and Programming - 5.9%
           429,750    Liberty Global, Inc. - Class A*                                                                    15,208,853
            95,030    Liberty Global, Inc. - Class C*                                                                     3,154,996
           304,525    Liberty Media Corp. - Capital - Class A*                                                            4,680,549
                                                                                                                         23,044,398
Building and Construction Products - Miscellaneous - 0.5%
           108,570    Masco Corp.                                                                                         1,977,060
Building Products - Cement and Aggregate - 2.1%
           249,867    Cemex S.A. de C.V. (ADR)*,#                                                                         6,908,823
           462,107    Gujarat Ambuja Cements, Ltd.                                                                        1,294,901
                                                                                                                          8,203,724
Cable Television - 2.6%
           417,080    DIRECTV Group, Inc.*                                                                               10,276,851
Casino Hotels - 0.4%
           168,576    Crown, Ltd.**                                                                                       1,739,382
Commercial Banks - 2.4%
           148,685    ICICI Bank, Ltd.                                                                                    3,218,910
           106,355    ICICI Bank, Ltd. (ADR)                                                                              4,742,369
            72,800    Mitsubishi UFJ Financial Group, Inc.                                                                  800,627
               106    Mizuho Financial Group, Inc. #                                                                        551,075
                                                                                                                          9,312,981
Containers - Metal and Glass - 5.7%
           400,025    Owens-Illinois, Inc.*,**                                                                           22,061,379
Distribution/Wholesale - 0.9%
           806,525    Li & Fung, Ltd.                                                                                     3,317,569
Diversified Operations - 1.2%
           907,000    China Merchants Holdings International Company, Ltd.                                                4,629,160
Electric - Generation - 1.5%
         1,178,018    National Thermal Power Corporation, Ltd.                                                            5,709,659
Electric - Integrated - 2.2%
         4,206,345    Tenaga Nasional Berhad                                                                              8,743,573
Electric - Transmission - 0.9%
         1,308,625    Power Grid Corporation of India Limited                                                             3,399,851
Engineering - Research and Development Services - 1.2%
            51,875    Larsen & Toubro, Ltd.                                                                               3,837,737
            12,030    Larsen & Toubro, Ltd. (GDR)                                                                           891,747
                                                                                                                          4,729,484
Finance - Mortgage Loan Banker - 0.7%
            42,105    Housing Development Finance Corporation, Ltd.                                                       2,920,017
Forestry - 4.9%
           232,300    Plum Creek Timber Company, Inc.                                                                     9,487,132
           149,067    Weyerhaeuser Co.                                                                                    9,522,400
                                                                                                                         19,009,532
Hotels and Motels - 0%
               125    Home Inns & Hotels Management, Inc. (ADR)*                                                              2,801
Independent Power Producer - 4.0%
           260,310    NRG Energy, Inc.*                                                                                  11,440,624
             6,787    Reliance Power, Ltd.*                                                                                  65,964
           162,940    Reliant Energy, Inc.*                                                                               4,194,076
                                                                                                                         15,700,664
Investment Companies - 0.7%
         1,097,595    Australian Infrastructure Fund**                                                                    2,889,579
Investment Management and Advisory Services - 0%
               532    Future Capital Holdings, Ltd.*                                                                          8,231
Medical - Biomedical and Genetic - 2.0%
           186,845    Amgen, Inc.*                                                                                        7,823,200
Medical - HMO - 2.8%
           242,470    Coventry Health Care, Inc.*                                                                        10,845,683
Medical Products - 1.6%
            84,805    Zimmer Holdings, Inc.*                                                                              6,289,139
Metal - Diversified - 0.3%
           119,795    Ivanhoe Mines, Ltd. (U.S. Shares)*                                                                  1,151,230
Metal Processors and Fabricators - 0.6%
           311,283    Bharat Forge, Ltd.                                                                                  2,259,589
Multimedia - 3.6%
           453,160    Liberty Media Corp. - Entertainment - Class A*                                                     11,759,501
           126,335    News Corporation, Inc. - Class A                                                                    2,261,397
               275    News Corporation, Inc. - Class B                                                                        5,088
                                                                                                                         14,025,986
Oil Companies - Exploration and Production - 5.5%
           110,915    Chesapeake Energy Corp.                                                                             5,734,306
           184,984    Forest Oil Corp.*                                                                                  10,901,106
           103,920    Sandridge Energy, Inc.*, #                                                                          4,695,106
                                                                                                                         21,330,518
Oil Companies - Integrated - 1.5%
            48,580    Petroleo Brasileiro S.A. (ADR)                                                                      5,898,583
               235    Petroleo Brasileiro S.A. (ADR)                                                                         28,534
                                                                                                                          5,927,117
Oil Refining and Marketing - 2.8%
           167,184    Reliance Industries, Ltd.                                                                          10,771,174
Paper and Related Products - 0.3%
         1,791,875    Ballarpur Industries, Ltd.                                                                          1,333,101
Pipelines - 3.7%
           171,191    Enbridge, Inc.                                                                                      7,042,840
           138,359    Kinder Morgan Management LLC*                                                                       7,540,565
                                                                                                                         14,583,405
Publishing - Periodicals - 0.2%
            74,425    Playboy Enterprises, Inc. - Class B*, #                                                               622,193
Real Estate Management/Services - 4.1%
           289,910    CB Richard Ellis Group, Inc.*, #                                                                    6,702,719
           320,480    Mitsubishi Estate Company, Ltd.                                                                     9,244,076
                                                                                                                         15,946,795
Real Estate Operating/Development - 7.4%
         1,963,970    CapitaLand, Ltd.**                                                                                  9,901,322
         1,963,900    New World Development Company, Ltd.                                                                 5,073,778
           334,410    St. Joe Co. #                                                                                      13,600,455
                                                                                                                         28,575,555
Recreational Vehicles - 0%
                60    Polaris Industries, Inc.                                                                                2,793
Reinsurance - 0.5%
               455    Berkshire Hathaway, Inc. - Class B*                                                                 2,027,935
REIT - Diversified - 1.2%
            51,475    Vornado Realty Trust                                                                                4,791,808
REIT - Manufactured Homes - 0.8%
           106,590    Annaly Mortgage Management, Inc.                                                                    1,786,448
            80,105    Gramercy Capital Corp.                                                                              1,521,995
                                                                                                                          3,308,443
REIT - Warehouse and Industrial - 2.9%
           180,130    ProLogis                                                                                           11,277,939
Resorts and Theme Parks - 1.3%
           101,090    Vail Resorts, Inc.*, #                                                                              4,936,225
Retail - Consumer Electronics - 0.8%
            37,290    Yamada Denki Company, Ltd.                                                                          3,217,749
Retail - Major Department Stores - 1.2%
            49,695    J.C. Penney Company, Inc.                                                                           2,112,038
           221,436    Pantaloon Retail India, Ltd.                                                                        2,609,059
                                                                                                                          4,721,097
Soap and Cleaning Preparations - 1.0%
            69,329    Reckitt Benckiser PLC**                                                                             4,039,088
Television - 1.3%
           462,321    British Sky Broadcasting Group PLC**                                                                4,986,435
Transportation - Railroad - 0.3%
               280    All America Latina Logistica (GDR)                                                                      3,657
           102,670    All America Latina Logistica (GDR)*                                                                 1,316,516
                                                                                                                          1,320,173
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $342,073,926)                                                                                  349,633,527
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0%
             5,962    Financial Select Sector SPDR Fund
                      expires June 2008
                      exercise price $27.00
                      (premiums paid $859,270)                                                                              574,822
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 1.0%
             2,277    iShares Russell 2000 Index Fund
                      expires November 2008
                      exercise price $104.00                                                                                 22,770
            17,197    MSCI World Exchange Europe Index
                      expires May 2008
                      exercise price $1,235.02                                                                               35,087
               290    S&P 500(R) Index
                      expires June 2008
                      exercise price $1,370.00                                                                              934,380
             4,675    S&P Asia 50(R) Index
                      expires June 2008
                      exercise price $3,323.26                                                                              288,486
             6,040    S&P Asia 50(R) Index
                      expires May 2008
                      exercise price $3,076.45                                                                               20,694
               200    West Texas Intermediate Crude Oil Futures
                      expires November 2008
                      exercise price $104.00                                                                              1,410,000
               150    West Texas Intermediate Crude Oil Futures
                      expires December 2008
                      exercise price $95.00                                                                                 555,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $6,919,594)                                                                 3,266,417
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.5%
           232,820    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                232,820
         9,394,180    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                 9,394,180
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $9,627,000)                                                                                     9,627,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.8%
         8,855,811    Allianz Dresdner Daily Asset Fund+                                                                  8,855,811
         5,321,288    Repurchase Agreements+                                                                              5,321,288
        16,261,755    Time Deposits+                                                                                     16,261,755
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $30,438,854)                                                                                30,438,854
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $389,918,644) - 100.9%                                                                $   393,540,620
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.9)%
Automotive - Cars and Light Trucks - (0.9)%
            11,869    Volkswagon A.G. (proceeds $3,347,827)                                                              (3,510,511)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $386,570,817) - 100%                                                                  $   390,030,109
-----------------------------------------------------------------------------------------------------------------------------------


                        Summary of Investments by Country - (Long Positions)
                                        April 30, 2008 (unaudited)

Country                                                                           Value       % of Investment
                                                                                            Securities Sold Long
-------------------------------------------------------------------------------------------------------------
Australia                                                                  $      6,017,590              1.5%
Belgium                                                                          10,795,223              2.8%
Bermuda                                                                           3,317,569              0.9%
Brazil                                                                            7,247,291              1.9%
Canada                                                                            8,194,070              2.0%
Cayman Islands                                                                        2,801              0.0%
Germany                                                                           3,659,410              0.9%
Hong Kong                                                                         9,702,938              2.5%
India                                                                            43,062,310             10.9%
Japan                                                                            13,813,526              3.5%
Malaysia                                                                          8,743,573              2.2%
Mexico                                                                            6,908,822              1.8%
Singapore                                                                         9,901,322              2.5%
United Kingdom                                                                    9,025,523              2.3%
United States++                                                                 253,148,652             64.3%
-------------------------------------------------------------------------------------------------------------
Total                                                                      $    393,540,620            100.0%
=============================================================================================================

++ Includes Short-Term Securities and Other Securities (54.0% excluding Short-Term Securities and Other Securities)


              Summary of Investments by Country - (Short Positions)
                           April 30, 2008 (unaudited)

Country                                                                           Value       % of Securities
                                                                                                 Sold Short
-------------------------------------------------------------------------------------------------------------
Germany                                                                    $    (3,510,511)            100.0%
-------------------------------------------------------------------------------------------------------------
Total                                                                      $    (3,510,511)            100.0%
=============================================================================================================



Forward Currency Contracts, Open
as of April 30, 2008 (unaudited)
Currency Sold and                               Currency      Currency      Unrealized
Settlement Date                                Units Sold  Value in U.S. $  Gain/(Loss)
---------------------------------------------------------------------------------------
Australian Dollar 4/16/08                        2,900,000  $ 2,672,910   $   (55,022)

British Pound 5/14/08                            2,501,500    4,970,107        86,813

Singapore Dollar 4/16/08                         3,000,000    2,227,162        (5,927)
---------------------------------------------------------------------------------------
Total                                                       $ 9,870,179   $    25,864
=======================================================================================

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2008 is noted below.

Fund                                                                                                 Aggregate Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                                                       $     29,907,935
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 0.1%
Satellite Telecommunications - 0.1%
   $        80,000    INTELSAT Bermuda, Ltd., 5.20%, bank loan, due 2/3/14 (cost $79,660)***                        $         79,700
------------------------------------------------------------------------------------------------------------------------------------
Corporate Debt - 25.0%
Agricultural Operations - 0.5%
            95,000    Bunge Limited Finance, Co., 4.375%, company guaranteed notes, due 12/15/08                              95,215
           300,000    Bunge Limited Finance, Co., 5.875%, company guaranteed notes, due 5/15/13                              300,661
                                                                                                                             395,876
Applications Software - 0.2%
           130,000    Intuit, Inc., 5.75%, senior unsecured notes, due 3/15/17                                               125,960
Automotive - Cars and Light Trucks - 0.3%
           315,000    Ford Motor Co., 7.45%, senior unsecured notes, due 7/16/31                                             235,463
Beverages - Non-Alcoholic - 0.6%
           185,000    Dr Pepper Snapple Group, 6.12%, senior notes, due 5/1/13 (144A)                                        189,253
           130,000    Dr Pepper Snapple Group, 6.82%, senior notes, due 5/1/18 (144A)                                        134,856
           145,000    Dr Pepper Snapple Group, 7.45%, notes, due 5/1/38 (144A)                                               155,237
                                                                                                                             479,346
Brewery - 0%
            35,000    Anheuser-Busch COS, Inc., 5.50%, senior unsecured notes, due 1/15/18                                    35,626
Cable Television - 1.1%
           285,000    Comcast Corp., 6.30%, company guaranteed notes, due 11/15/17                                           296,137
           285,000    Comcast Corp., 6.95%, company guaranteed notes, due 8/15/37                                            301,232
           257,000    Cox Communications, Inc., 4.625%, senior unsecured notes, due 1/15/10                                  255,868
                                                                                                                             853,237
Casino Hotels - 0%
            25,000    Seminole Hard Rock Entertainment, 5.30%, senior secured notes, due 3/15/14 (144A)##,***                 20,938
Cellular Telecommunications - 0.1%
           107,000    Rogers Wireless, Inc., 6.375%, senior secured notes, due 3/1/14                                        109,568
Chemicals - Diversified - 0.4%
           290,000    E.I. Du Pont De Nemours, 5.00%, senior unsecured notes, due 11/5/13                                    295,918
Commercial Banks - 0.2%
           145,000    Barclays PLC., 7.70%, notes, due 4/25/18 (144A)***                                                     150,037
Commercial Services - 0.5%
           145,000    Aramark Corp., 8.50%, senior unsecured notes, due 2/1/15                                               151,163
           202,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                      205,535
                                                                                                                             356,698
Consumer Products - Miscellaneous - 0.2%
            68,000    Clorox Co., 5.00%, senior unsecured notes, due 3/1/13                                                   67,166
           115,000    Clorox Co., 5.95%, senior unsecured notes, due 10/15/17                                                115,324
                                                                                                                             182,490
Containers - Metal and Glass - 0.2%
           115,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                                 115,000
Data Processing and Management - 0.4%
           140,000    Fiserv, Inc., 6.125%, company guaranteed notes, due 11/20/15                                           142,235
           140,000    Fiserv, Inc., 6.80%, company guaranteed notes, due 11/20/17                                            142,747
                                                                                                                             284,982
Diversified Financial Services - 0.7%
           365,000    General Electric Capital Corp., 4.875%, senior unsecured notes, due 10/21/10                           374,109
           165,000    General Electric Capital Corp., 4.375%, senior unsecured notes, due 11/21/11                           166,322
                                                                                                                             540,431
Diversified Operations - 1.5%
           100,000    Dover Corp., 5.45%, senior unsecured notes, due 3/15/18                                                 99,917
            50,000    Dover Corp., 6.60%, senior unsecured notes, due 3/15/38                                                 52,419
           538,000    General Electric Co., 5.25%, senior unsecured notes, due 12/6/17                                       535,411
           194,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                     198,850
            90,000    SPX Corp., 7.625%, senior notes, due 12/15/14 (144A)                                                    94,050
           175,000    Textron, Inc., 6.375%, senior unsecured notes, due 11/15/08                                            177,744
                                                                                                                           1,158,391
Electric - Generation - 0.6%
           150,000    Allegheny Energy Supply Company LLC, 8.25%, senior unsecured notes, due 4/15/12(144A)***               159,750
           325,000    Edison Mission Energy, 7.00%, senior unsecured notes, due 5/15/17                                      328,250
                                                                                                                             488,000
Electric - Integrated - 3.4%
           300,000    CMS Energy Corp., 6.30%, senior unsecured notes, due 2/1/12                                            303,540
            50,000    Consumers Energy Company, 5.65%, first mortgage notes, due 9/15/18                                      49,953
            70,000    Duke Energy Carolinas, 5.10%, company first mortgage notes, due 4/15/18                                 69,561
           100,000    Duke Energy Carolinas, 6.05%, company first mortgage notes, due 4/15/38                                100,952
            72,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                           76,680
           130,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                      129,977
           268,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                        288,637
           120,000    Pacific Gas and Electric Co., 4.80%, senior unsecured notes, due 3/1/14                                119,625
            90,000    Pacificorp, 6.25%, first mortgage notes, due 10/15/37                                                   92,068
           290,000    Southern California Edison Co., 7.625%, senior unsecured notes, due 1/15/10                            303,275
           120,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed notes, due 11/1/15 (144A)      125,100
           292,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed notes, due 11/1/15 (144A)      304,411
           267,000    Virginia Electric & Power Co., 5.10%, senior unsecured notes, due 11/30/12                             271,446
           265,000    West Penn Power Co., 5.95%, first mortgage notes, due 12/15/17 (144A)                                  270,598
                                                                                                                           2,505,823
Electronic Components - Semiconductors - 0.3%
           215,000    National Semiconductor Corp., 5.94438%, senior unsecured notes, due 6/15/10***,*                       198,535
Fiduciary Banks - 0.2%
           145,000    Bank of New York Mellon, 4.50%, senior unsecured notes, due 4/1/13                                     144,524
Finance - Consumer Loans - 0.1%
            95,000    John Deere Capital Corp., 4.875%, senior unsecured notes, due 10/15/10                                  97,323
Finance - Investment Bankers/Brokers - 3.0%
           155,000    Citigroup, Inc., 6.125%, senior unsecured notes, due 11/21/17                                          157,331
           135,000    Goldman Sachs Group, Inc., 5.95%, senior unsecured notes, due 1/18/18                                  134,742
           370,000    Goldman Sachs Group, Inc., 6.15%, senior notes, due 4/1/18                                             374,274
           299,000    JP Morgan Chase & Co, 6.00%, senior notes, due 1/15/18                                                 309,914
           300,000    Lehman Brothers Holdings, 6.00%, company senior notes, due 7/19/12                                     302,919
           315,000    Lehman Brothers Holdings, 6.875%, company notes, due 5/2/18                                            322,164
           375,000    Morgan Stanley Co., 5.95%, senior unsecured notes, due 12/28/17                                        371,458
           300,000    Morgan Stanley Co., 6.625%, senior unsecured notes, due 4/1/18                                         311,046
                                                                                                                           2,283,848
Food - Diversified - 0.2%
           104,000    General Mills, Inc., 5.20%, senior unsecured notes, due 3/17/15                                        104,542
            70,000    Kellogg Company, 4.25%, senior unsecured notes, due 3/6/13                                              68,826
                                                                                                                             173,368
Food - Retail - 0.3%
            60,000    Kroger Co., 6.15%, company guaranteed notes, due 1/15/20                                                62,484
            60,000    Stater Brothers Holdings, Inc., 8.125%, company guaranteed notes, due 6/15/12                           60,900
           105,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                           105,263
                                                                                                                             228,647
Food - Wholesale/Distribution - 0.3%
           235,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                           243,225
Gas - Distribution - 0.1%
            60,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                            59,550
Independent Power Producer - 0.4%
           218,000    Reliant Energy, Inc., 7.625%, senior unsecured notes, due 6/15/14                                      226,720
            70,000    Reliant Energy, Inc., 7.875%, senior unsecured notes, due 6/15/17                                       72,975
                                                                                                                             299,695
Medical - Hospitals - 0.4%
           150,000    HCA, Inc., 6.50%, senior unsecured notes, due 2/15/16                                                  134,250
           175,000    HCA, Inc., 9.25%, senior secured notes, due 11/15/16                                                   188,125
                                                                                                                             322,375
Metal - Diversified - 0.2%
           120,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due 4/1/17                       132,600
Multimedia - 0.5%
            50,000    Viacom, Inc., 6.25%, senior unsecured notes, due 4/30/16                                                50,528
            60,000    Viacom, Inc., 6.125%, senior unsecured notes, due 10/5/17                                               60,183
           295,000    Walt Disney Co., 4.70%, senior unsecured notes, due 12/1/12                                            300,210
                                                                                                                             410,921
Non-Hazardous Waste Disposal - 0.5%
           192,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                      193,680
           155,000    Waste Management, Inc., 7.375%, senior unsecured notes, due 8/1/10                                     163,968
                                                                                                                             357,648
Office Automation and Equipment - 0.3%
           105,000    Xerox Corp., 5.65%, senior notes, due 5/15/13                                                          105,271
           145,000    Xerox, Corp., 6.35%, senior notes, due 5/15/18                                                         145,732
                                                                                                                             251,003
Oil Companies - Exploration and Production - 1.5%
           300,000    Encana, Corp., 6.50%, unsubordinated notes, due 2/1/38                                                 307,530
            15,000    Forest Oil Corp., 8.00%, company guaranteed notes, due 12/15/11                                         15,844
            70,000    Forest Oil Corp., 7.25%, senior unsecured notes, due 6/15/19 (144A)                                     72,275
           209,000    Forest Oil Corp., 7.25%, company guaranteed notes, due 6/15/19                                         215,793
           147,000    Kerr-McGee Corp., 6.875%, company guaranteed notes, due 9/15/11                                        156,117
           135,000    XTO Energy Inc., 5.50%, senior unsecured notes, due 6/15/18                                            133,975
            89,000    XTO Energy, Inc., 6.10%, senior unsecured notes, due 4/1/36                                             86,328
           135,000    XTO Energy Inc., 6.375%, senior unsecured notes, due 6/15/38                                           136,185
                                                                                                                           1,124,047
Pipelines - 1.8%
           300,000    El Paso Corp., 7.00%, senior unsecured notes, due 6/15/17                                              313,074
            50,000    Kinder Morgan Energy Partners, 5.95%, senior unsecured notes, due 2/15/18                               49,593
            45,000    Kinder Morgan Energy Partners, 6.95%, senior unsecured notes, due 1/15/38                               45,619
           605,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                 579,288
            75,000    Plains All American Pipeline, 6.50%, senior unsecured notes, due 5/1/18 (144A)                          76,597
           140,000    Teppco Partners, L.P., 6.65%, corporate notes, due 4/15/18                                             140,889
           140,000    Teppco Partners, L.P., 7.55%, corporate bonds, due 4/15/38                                             149,758
                                                                                                                           1,354,818
Reinsurance - 0.1%
           100,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                               101,580
Retail - Discount - 0.3%
           100,000    Wal-Mart Stores, Inc., 4.25%, company senior notes, due 4/15/13                                        100,406
           100,000    Wal-Mart Stores, Inc., 6.20%, company senior notes, due 4/15/38                                        101,779
                                                                                                                             202,185
Special Purpose Entity - 0.4%
           150,000    Petroplus Finance, Ltd., 6.75%, company guaranteed notes, due 5/1/14 (144A)                            141,000
            95,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                             88,350
            95,000    Source Gas LLC, 5.90%, senior unsecured notes, due 4/1/17(144A)##                                       91,098
                                                                                                                             320,448
Steel - Producers - 0.4%
           305,000    Steel Dynamics, Inc., 7.75%, senior notes, due 4/15/16 (144A)                                          311,863
Super-Regional Banks - 1.2%
           305,000    Bank of America Corp., 4.90%, notes, due 5/1/13                                                        305,664
           305,000    Bank of America Corp., 5.65%, notes, due 5/1/18                                                        305,226
           285,000    Wells Fargo Co., 5.625%, senior unsecured notes, due 12/11/17                                          293,763
                                                                                                                             904,653
Telephone - Integrated - 0.9%
           105,000    AT&T, Inc., 5.50%, senior unsecured notes, due 2/1/18                                                  104,982
           190,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                           189,691
           314,000    Qwest Communications International, 7.25%, company guaranteed notes, due 2/15/11***                    311,645
            75,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11                              76,584
                                                                                                                             682,902
Transportation - Railroad - 0.6%
           115,000    Burlington North Santa Fe, 5.75%, senior unsecured notes, due 3/15/18                                  116,632
            45,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                                 42,694
           295,000    Union Pacific Corp., 5.70%, senior unsecured notes, due 8/15/18                                        298,405
                                                                                                                             457,731
Transportation - Services - 0.1%
            75,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                               75,980
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Debt (cost $18,894,324)                                                                                   19,073,253
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0%
Savings/Loan/Thrifts - 0%
               430    Chevy Chase Bank FSB, 8.00% (cost $10,750)                                                              10,363
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 13.2%
U.S. Government Agency - 10.7%
     $      36,858    Fannie Mae, 6.50%, due 11/1/17                                                                          38,355
            23,886    Fannie Mae, 4.50%, due 9/1/20                                                                           23,666
           119,061    Fannie Mae, 6.00%, due 10/1/21                                                                         122,743
           139,292    Fannie Mae, 5.00%, due 4/1/23                                                                          140,097
           129,506    Fannie Mae, 5.50%, due 9/1/24                                                                          131,333
            35,811    Fannie Mae, 7.00%, due 11/1/28                                                                          38,147
            46,789    Fannie Mae, 6.50%, due 2/1/31                                                                           48,792
            96,978    Fannie Mae, 7.00%, due 2/1/32                                                                          103,303
           314,279    Fannie Mae, 6.00%, due 10/1/32                                                                         323,230
           271,976    Fannie Mae, 5.50%, due 2/1/33                                                                          274,575
            76,131    Fannie Mae, 6.50%, due 3/1/33                                                                           79,251
           192,543    Fannie Mae, 5.50%, due 11/1/33                                                                         194,263
           230,735    Fannie Mae, 5.00%, due 4/1/34                                                                          227,284
           355,379    Fannie Mae, 6.00%, due 7/1/34                                                                          366,382
            26,774    Fannie Mae, 6.50%, due 9/1/34                                                                           28,210
           320,950    Fannie Mae, 5.50%, due 11/1/34                                                                         323,617
           207,825    Fannie Mae, 6.00%, due 1/1/35                                                                          213,159
           305,000    Fannie Mae, 5.00%, due 5/15/35###                                                                      299,567
           905,000    Fannie Mae, 5.50%, due 5/15/35###                                                                      909,807
           111,720    Fannie Mae, 5.50%, due 1/1/36                                                                          112,526
            91,200    Fannie Mae, 6.50%, due 1/1/36                                                                           94,482
            53,430    Fannie Mae, 6.00%, due 8/1/36                                                                           54,684
            70,693    Fannie Mae, 6.00%, due 8/1/36                                                                           72,353
            86,580    Fannie Mae, 6.00%, due 1/1/37                                                                           88,613
           300,001    Fannie Mae, 5.50%, due 6/1/37                                                                          301,961
            44,660    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                       45,073
           161,309    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                      162,800
            53,945    Freddie Mac, 5.50%, due 1/1/16                                                                          55,209
            97,882    Freddie Mac, 5.50%, due 1/1/18                                                                         100,191
           315,000    Freddie Mac, 4.50%, due 5/15/20###                                                                     310,570
            65,725    Freddie Mac, 5.50%, due 2/1/21                                                                          66,977
            96,906    Freddie Mac, 6.00%, due 11/1/33                                                                         99,619
           160,236    Freddie Mac, 6.00%, due 2/1/34                                                                         164,861
            40,997    Freddie Mac, 6.50%, due 7/1/34                                                                          42,961
           610,000    Freddie Mac, 5.00%, due 5/15/35###                                                                     599,325
           476,668    Freddie Mac, 5.00%, due 10/1/35                                                                        469,308
           431,872    Freddie Mac, 5.00%, due 11/1/35                                                                        425,203
            88,702    Freddie Mac, 5.50%, due 8/1/36                                                                          89,382
           150,000    Freddie Mac, 5.50%, due 2/1/38                                                                         151,106
           162,976    Ginnie Mae, 6.00%, due 10/20/34                                                                        167,709
            73,397    Ginnie Mae, 6.50%, due 2/20/35                                                                          76,361
           273,067    Ginnie Mae, 5.50%, due 3/20/35                                                                         276,677
                                                                                                                           8,278,473
U.S. Government Agency Variable Notes - 2.5%
           354,471    Fannie Mae, 5.035%, due 1/1/33                                                                         355,887
           170,548    Fannie Mae, 4.566%, due 4/1/33                                                                         173,145
           124,645    Fannie Mae, 4.605%, due 12/1/34                                                                        125,954
           282,870    Fannie Mae, 5.585%, due 11/1/36                                                                        287,304
           305,000    Fannie Mae, 6.00%, due 5/15/38###                                                                      311,768
            87,838    Federal Home Loan Bank System, 5.713%, due 3/1/37                                                       89,391
           305,000    Federal Home Loan Bank System, 4.50%, due 5/15/38###                                                   290,226
           210,630    Freddie Mac, 3.756%, due 7/1/34                                                                        212,176
                                                                                                                           1,845,851
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $10,060,700)                                                                       10,124,324
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 36.1%
         1,677,000    U.S. Treasury Notes, 4.875%, due 5/31/09**                                                           1,728,358
         1,229,000    U.S. Treasury Notes, 4.625%, due 7/31/09#                                                            1,268,079
         1,347,000    U.S. Treasury Bonds, 3.25%, due 12/31/09                                                             1,369,626
         1,803,000    U.S. Treasury Notes, 2.125%, due 1/31/10**                                                           1,799,479
           490,000    U.S. Treasury Notes, 2.00%, due 2/28/10                                                                487,818
             7,000    U.S. Treasury Notes, 1.75%, due 3/31/10                                                                  6,934
         5,705,000    U.S. Treasury Notes, 4.50%, due 5/15/10**,#                                                          5,965,290
           550,000    U.S. Treasury Notes, 4.50%, due 2/28/11                                                                581,066
           559,000    U.S. Treasury Notes, 5.125%, due 6/30/11**,#                                                           602,366
         1,129,000    U.S. Treasury Bonds, 4.50%, due 11/30/11#                                                            1,200,004
         1,827,000    U.S. Treasury Bonds, 4.625%, due 2/29/12#                                                            1,947,896
         2,948,000    U.S. Treasury Bonds, 4.75%, due 5/31/12**,#                                                          3,158,965
         1,071,000    U.S. Treasury Notes, 4.625%, due 7/31/12#                                                            1,142,456
           200,000    U.S. Treasury Bonds, 3.875%, due 10/31/12#                                                             207,438
           127,000    U.S. Treasury Bonds, 3.375%, due 11/30/12                                                              128,915
           294,000    U.S. Treasury Bonds, 3.625%, due 12/31/12                                                              301,901
           378,000    U.S. Treasury Notes, 2.875%, due 1/31/13#                                                              375,549
           565,000    U.S. Treasury Notes, 2.75%, due 2/28/13#                                                               557,761
            78,000    U.S. Treasury Notes, 2.50%, due 3/31/13                                                                 76,111
            58,000    U.S. Treasury Notes, 4.625%, due 2/15/17                                                                62,051
            80,000    U.S. Treasury Notes, 8.875%, due 8/15/17#                                                              111,169
           213,000    U.S. Treasury Notes, 3.50%, due 2/15/18#                                                               208,474
           102,000    U.S. Treasury Notes, 8.875%, due 2/15/19                                                               144,768
           624,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                               814,125
         1,236,000    U.S. Treasury Bonds, 6.25%, due 8/15/23                                                              1,487,546
            84,000    U.S. Treasury Bonds, 4.75%, due 2/15/37                                                                 87,524
         1,014,000    U.S. Treasury Bonds, 5.00%, due 5/15/37#                                                             1,098,923
           626,000    U.S. Treasury Notes, 4.375%, due 2/15/38                                                               613,822
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $26,738,730)                                                                        27,534,414
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.8%
            88,359    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                  88,359
         5,883,470    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                  5,883,471
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $5,971,830)                                                                                      5,971,830
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 17.8%
         4,804,319    Allianz Dresdner Daily Asset Fund+                                                                   4,804,319
         2,176,419    Repurchase Agreements+                                                                               2,176,419
                      Time Deposits:
           524,997      Abbey National Treasury, N.A., 2.375%, 5/1/08+                                                       524,997
           234,231      ABN-AMRO Bank N.V., N.A., 2.26%, 5/1/08+                                                             234,231
           273,198      BNP Paribas, New York, N.A., 2.50%, 5/1/08+                                                          273,198
          546,396       Calyon, N.A., 2.50%, 5/1/08+                                                                         546,396
           190,165      Chase Bank USA, N.A., 2.25%, 5/1/08+                                                               190,16560
             1,036      Danske Bank, Cayman Islands, N.A., 2.53%, 5/1/08+                                                    601,036
           382,477      Deutsche Bank A.G., N.A., 2.30%, 5/1/08+                                                             382,477
           546,396      Dexia Bank S.A. Brussels, N.A., 2.50%, 5/1/08+                                                       546,396
           546,396      ING Bank N.V., Amsterdam, N.A., 2.4375%, 5/1/08+                                                     546,396
           546,396      Lloyd's TSB Group PLC, N.A., 2.45%, 5/1/08+                                                          546,396
            80,840      Natixis, N.A., 2.38%, 5/1/08+                                                                         80,840
           546,396      Natixis, N.A., 2.43%, 5/1/08+                                                                        546,396
           546,396      Nordea Bank Finland PLC, N.A., 2.50%, 5/1/08+                                                        546,396
           539,376      Svenska Handelsbanken, N.A., 2.40%, 5/1/08+                                                          539,376
           546,396      Wells Fargo Bank, N.A., 2.375%, 5/1/08+                                                              546,396
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $13,631,830)                                                                                 13,631,830
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $75,387,824) - 100%                                                                   $     76,425,714
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           April 30, 2008 (unaudited)

                                                                                               % of Investment
Country                                                                         Value               Securities
------------------------------------------------------------------------------------------------------------------------------------
Canada                                                                   $          579,288              0.8%
China                                                                                88,350              0.1%
Spain                                                                                76,584              0.1%
United Kingdom                                                                      150,037              0.2%
United States++                                                                  75,531,455             98.8%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $       76,425,714             100.0%
====================================================================================================================================

++ Includes Short-Term Securities and Other Securities (73.2% excluding Short-Term Securities and Other Securities)



Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC         Public Limited Company

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, short sales, options contracts, and/or securities with extended settlement dates.

###   Security is traded on a "to-be-announced" basis.

***   Rate is subject to change. Rate shown reflects current rate.

*     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2008)

                                                              Acquisition        Acquisition                     Value as a % of
                                                                 Date                Cost           Value     Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund
Source Gas LLC, 5.90%
     senior unsecured notes, due 4/1/17 (144A)             4/11/07 - 9/20/07      $  94,516        $ 91,098             0.1%
Seminole Hard Rock Entertainment, 5.30%
     senior secured notes, due 3/15/14 (144A)                   2/27/07              25,000          20,938             0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  $ 119,516       $ 112,036             0.1%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2008. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2008 is noted below.

Fund                                                                                                           Aggregate Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                                                               $     2,292,781
------------------------------------------------------------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2008.

Janus Adviser Floating Rate High Income Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 41.8%
Auction House - Art Dealer - 1.9%
       $    48,260    Adesa, Inc., 4.95%, bank loan, due 10/21/13#                                                  $         45,666
            50,990    Adesa, Inc., 4.95%, bank loan, due 10/21/13#                                                            48,249
                                                                                                                              93,915
Automotive - Cars and Light Trucks - 1.8%
            98,997    Ford Motor Co., 5.80%, bank loan, due 12/16/13#                                                         90,912
Cable Television - 2.4%
               250    Charter Communications Operating LLC, 4.89%, bank loan, due 3/6/14#                                        221
            99,500    Charter Communications Operating LLC, 4.90%, bank loan, due 3/6/14#                                     87,971
            26,103    CSC Holdings, Inc., 4.47688%, bank loan, due 3/29/13#                                                   25,113
                                                                                                                             113,305
Chemicals - Diversified - 1.5%
            76,423    Georgia Gulf Corp., 5.24125%, bank loan, due 10/3/13#                                                   71,212
             3,888    Georgia Gulf Corp., 5.36250%, bank loan, due 10/3/13#                                                    3,623
                                                                                                                              74,835
Electric - Integrated - 1.6%
            12,143    Texas Competitive Electric Holdings Company LLC, 6.4775%, bank loan, due 10/10/14#                      11,634
            72,432    Texas Competitive Electric Holdings Company LLC, 6.59625%, bank loan, due 10/10/14#                     69,395
                                                                                                                              81,029
Food - Wholesale/Distribution - 1.9%
            99,246    Roundy's Supermarkets, Inc., 5.47%, bank loan, due 11/3/11#                                             93,242
Health Care Cost Containment - 1.5%
           110,000    Concentra, Inc., 8.19625%, bank loan, due 6/25/15#                                                      71,500
Independent Power Producer - 0.9%
            14,668    NRG Energy, Inc., 2.59625%, bank loan, due 2/1/13#                                                      14,002
             9,297    NRG Energy, Inc., 4.19625%, bank loan, due 2/1/13#                                                       8,920
            20,736    NRG Energy, Inc., 4.19625%, bank loan, due 2/1/13#                                                      19,894
                                                                                                                              42,816
Insurance Brokers - 1.9%
            99,250    U.S.I. Holdings Corp., 5.45%, bank loan, due 5/5/14#                                                    91,062
Investment Management and Advisory Services - 0.9%
            23,326    Nuveen Investments, Inc., 5.8625%, bank loan, due 11/13/14#                                             22,247
             5,832    Nuveen Investments, Inc., 5.88625%, bank loan, due 11/13/14#                                             5,562
            15,842    Nuveen Investments, Inc., 5.88625%, bank loan, due 11/13/14#                                            15,110
                                                                                                                              42,919
Medical - Hospitals - 6.6%
            11,601    Community Health Systems, Inc., 1.00%, bank loan, due 7/25/14#                                          11,096
           226,832    Community Health Systems, Inc., 5.335%, bank loan, due 7/25/14#                                        217,096
            98,997    HCA, Inc., 4.94625%, bank loan, due 11/18/13#                                                           94,068
                                                                                                                             322,260
Medical Products - 1.8%
            99,250    Cardinal Health 409, Inc., 4.94625%, bank loan, due 4/10/14#                                            88,333
Motion Pictures and Services - 1.6%
            99,000    Metro-Goldwyn-Mayer, Inc., 5.94625%, bank loan, due 4/8/12#                                             79,015
Multimedia - 1.9%
            37,156    VNU, Inc., 5.34625%, bank loan, due 8/9/13#                                                             35,026
            61,839    VNU, Inc., 5.34625%, bank loan, due 8/9/13#                                                             58,293
                                                                                                                              93,319
Optical Supplies - 1.0%
             5,000    Bausch & Lomb, Inc., 0%, bank loan, due 4/24/15#                                                         4,929
             5,000    Bausch & Lomb, Inc., 0%, bank loan, due 4/24/15#                                                         4,938
            39,900    Bausch & Lomb, Inc., 5.94625%, bank loan, due 4/24/15#                                                  39,406
                                                                                                                              49,273
Paper and Related Products - 1.0%
            49,875    New Page Corp., 6.3125%, bank loan, due 12/22/14#                                                       49,501
Pipelines - 1.0%
             6,024    Atlas Pipelines Partners, 5.62%, bank loans, due 7/27/14#                                                5,900
             6,024    Atlas Pipelines Partners, 5.62%, bank loans, due 7/27/14#                                                5,900
            12,048    Atlas Pipelines Partners, 5.62%, bank loans, due 7/27/14#                                               11,800
            25,904    Atlas Pipelines Partners, 5.62%, bank loans, due 7/27/14#                                               25,369
                                                                                                                              48,969
Printing - Commercial - 1.0%
            45,833    Quebecor World, Inc., 8.25%, bank loan, due 7/21/09#                                                    45,891
             4,167    Quebecor World, Inc., 9.25%, bank loan, due 7/21/09#                                                     4,172
                                                                                                                              50,063
Publishing - Periodicals - 1.9%
            12,500    Dex Media East, LLC., 4.70%, bank loan, due 10/24/14#                                                   11,430
             6,250    Dex Media East, LLC., 5.08%, bank loan, due 10/24/14#                                                    5,715
            31,250    Dex Media East, LLC., 5.08%, bank loan, due 10/24/14#                                                   28,574
            57,152    Idearc, Inc., 4.70%, bank loan, due 11/17/14#                                                           47,007
             2,546    Idearc, Inc., 4.86%, bank loan, due 11/17/14#                                                            2,094
                                                                                                                              94,820
Real Estate Management/Services - 1.7%
            21,053    Realogy Corp., 2.5531%, bank loan, due 10/10/13#                                                        18,009
            78,197    Realogy Corp., 5.7216%, bank loan, due 10/10/13#                                                        66,794
                                                                                                                              84,803
Retail - Restaurants - 1.8%
             7,519    OSI Restaurant Partners, Inc., 2.67%, bank loan, due 6/14/13#                                            6,508
            94,138    OSI Restaurant Partners, Inc., 5.00%, bank loan, due 6/14/14#                                           81,194
                                                                                                                              87,702
Satellite Telecommunications - 2.0%
           100,000    INTELSAT Bermuda Ltd., 5.20%, bank loan, due 2/3/14#                                                    99,625
Specified Purpose Acquisition Company - 1.1%
            59,698    Solar Capital Corp., 4.8875%, bank loan, due 2/28/14#                                                   56,489
Travel Services - 1.1%
            59,699    TDS Investor Corp., 5.1125%, bank loan, due 8/23/13#                                                    54,284
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $2,244,974)                                                                                         2,053,991
------------------------------------------------------------------------------------------------------------------------------------
Corporate Debt - 9.5%
Containers - Paper and Plastic - 1.1%
            55,000    Berry Plastics, 7.48375%, company senior secured notes, due 2/15/15 (144A)#                             53,075
Finance - Auto Loans - 1.0%
            50,000    Ford Motor Credit Co., 9.81%, senior unsecured notes, due 4/15/12#                                      49,015
Food - Diversified - 2.3%
           118,000    Dole Food Company, Inc., 8.625%, senior notes, due 5/1/09                                              114,165
Physical Therapy and Rehabilitation Centers - 1.1%
            55,000    Healthsouth Corp., 10.82875%, company guaranteed notes, due 6/15/14#,##                                 55,825
Retail - Apparel and Shoe - 0.6%
            29,000    Hanesbrands, Inc., 8.2049%, company guaranteed notes, due 12/15/14#,##                                  27,333
Retail - Restaurants - 3.4%
           100,000    Landry's Restaurants, Inc., 9.50%, company guaranteed notes, due 12/15/14#                              97,124
            75,000    Denny's Holdings, Inc., 10.00%, company guaranteed notes, due 10/1/12                                   71,531
                                                                                                                             168,655
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Debt (cost $478,170)                                                                                         468,068
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 48.7%
         2,400,000    RBC Capital Markets Corp., 2.00%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $2,400,133
                      collateralized by $2,789,140
                      in U.S. Government Agencies
                      3.75% - 10.05%, 9/25/08 - 4/1/38
                      with a value of $2,448,000
                      (cost $2,400,000)                                                                                    2,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,123,144) - 100%                                                                    $      4,922,059
------------------------------------------------------------------------------------------------------------------------------------


                             Summary of Investments by Country -(Long Positions)
                                        April 30, 2008 (unaudited)

Country                                                                               Value     % of Investment
                                                                                                     Securities
------------------------------------------------------------------------------------------------------------------------------------
United States++                                                          $        4,922,059              100.0%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $        4,922,059              100.0%
====================================================================================================================================

++    Includes Short-Term Securities (51.3% excluding Short-Term Securities)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

#           Rate is subject to change. Rate shown reflects current rate.

##    Security is illiquid.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2008.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Adviser Forty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 79.6%
Aerospace and Defense - 0.8%
         5,978,223    BAE Systems PLC                                                                               $     55,113,716
Agricultural Chemicals - 10.7%
         1,075,182    Monsanto Co.                                                                                       122,592,252
         2,272,455    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             418,018,098
           641,860    Syngenta A.G.*                                                                                     190,140,842
                                                                                                                         730,751,192
Agricultural Operations - 3.1%
         1,824,827    Bunge, Ltd.#                                                                                       208,194,512
Audio and Video Products - 1.9%
         2,790,680    Sony Corp. (ADR)                                                                                   127,785,237
Casino Hotels - 2.4%
         2,155,750    Las Vegas Sands Corp.*, #                                                                          164,311,265
Computers - 9.4%
         1,203,107    Apple, Inc.*                                                                                       209,280,463
         3,494,352    Research In Motion, Ltd. (U.S. Shares)*                                                            425,018,033
                                                                                                                         634,298,496
Cosmetics and Toiletries - 0.2%
           156,663    Procter & Gamble Co.                                                                                10,504,254
Diversified Minerals - 4.6%
         7,906,270    Companhia Vale do Rio Doce (ADR) #                                                                 308,977,032
Engineering - Research and Development Services - 4.0%
         8,804,375    ABB, Ltd.                                                                                          269,979,415
Enterprise Software/Services - 1.8%
         5,810,555    Oracle Corp.*                                                                                      121,150,072
Entertainment Software - 0.7%
           885,120    Electronic Arts, Inc.*                                                                              45,557,126
Finance - Investment Bankers/Brokers - 4.4%
           855,161    Goldman Sachs Group, Inc.                                                                          163,652,160
         1,712,107    Lehman Brothers Holdings, Inc. #                                                                    75,743,614
         1,205,288    Merrill Lynch & Company, Inc.                                                                       60,059,501
                                                                                                                         299,455,275
Finance - Other Services - 1.1%
           166,730    CME Group, Inc. #                                                                                   76,270,639
Medical - Biomedical and Genetic - 4.2%
         3,538,025    Celgene Corp.*                                                                                     219,852,874
           945,502    Genentech, Inc.*                                                                                    64,483,236
                                                                                                                         284,336,110
Medical - Drugs - 0.7%
           292,330    Roche Holding A.G.*                                                                                 48,690,363
Medical Instruments - 4.1%
           953,482    Intuitive Surgical, Inc.*                                                                          275,804,203
Networking Products - 1.6%
         4,286,130    Cisco Systems, Inc.*                                                                               109,896,373
Oil Companies - Exploration and Production - 5.5%
           703,580    Apache Corp.                                                                                        94,758,154
           732,860    EOG Resources, Inc.                                                                                 95,623,573
         2,229,195    Occidental Petroleum Corp.                                                                         185,491,316
                                                                                                                         375,873,043
Oil Companies - Integrated - 3.8%
         2,427,170    Hess Corp.                                                                                         257,765,454
Optical Supplies - 2.0%
           866,425    Alcon, Inc. (U.S. Shares)                                                                          136,895,150
Retail - Apparel and Shoe - 0.5%
           670,025    Industria de Diseno Textil S.A.                                                                     36,615,323
Retail - Drug Store - 2.8%
         4,626,155    CVS/Caremark Corp.                                                                                 186,757,877
Therapeutics - 4.9%
         6,450,400    Gilead Sciences, Inc.*                                                                             333,872,704
Web Portals/Internet Service Providers - 4.4%
           524,417    Google, Inc. - Class A*                                                                            301,167,439
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,793,170,400)                                                                               5,400,022,270
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 13.5%
       244,413,508    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                             244,413,508
       672,374,839    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                672,374,839
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $916,788,347)                                                                                  916,788,347
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.9%
        42,184,835    Allianz Dresdner Daily Asset Fund+                                                                  42,184,835
       104,620,206    Repurchase Agreements+                                                                             104,620,206
                      Time Deposits:
        25,236,526      Abbey National Treasury Services, N.A., 2.375%, 5/1/08+                                           25,236,526
        11,259,463      ABN-Amro Bank N.V., N.A., 2.26%, 5/1/08+                                                          11,259,463
        13,132,600      BNP Paribas, New York, N.A., 2.50%, 5/1/08+                                                       13,132,600
        26,265,199      Calyon, N.A., 2.50%, 5/1/08+                                                                      26,265,199
         9,141,233      Chase Bank USA, N.A., 2.25%, 5/1/08+                                                               9,141,233
        28,891,719      Danske Bank, A/S Cayman, N.A., 2.53%, 5/1/08+                                                     28,891,719
        18,385,640      Deutsche Bank A.G., N.A., 2.30%, 5/1/08+                                                          18,385,640
        26,265,199      Dexia Bank S.A. Brussels, N.A., 2.50%, 5/1/08+                                                    26,265,199
        26,265,199      ING Bank N.V., Amsterdam, N.A., 2.4375%, 5/1/08+                                                  26,265,199
        26,265,199      Lloyd's TSB Bank PLC London, N.A., 2.45%, 5/1/08+                                                 26,265,199
         3,885,976      Natixis, N.A., 2.38%, 5/1/08+                                                                      3,885,976
        26,265,199      Natixis, N.A., 2.43%, 5/1/08+                                                                     26,265,199
        26,265,199      Nordea Bank PLC Finland, N.A., 2.50%, 5/1/08+                                                     26,265,199
        25,927,739      Svenska Handelsbanken, N.A., 2.40%, 5/1/08+                                                       25,927,739
        26,265,199      Wells Fargo Bank, N.A., 2.375%, 5/1/08+                                                           26,265,199
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $466,522,330)                                                                               466,522,330
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,176,481,077) - 100%                                                                   6,783,332,947
====================================================================================================================================

               Summary of Investments by Country- (Long Positions)
                        As of April 30, 2008 (unaudited)

                                                                        % of
                                                                      Investment
Country                                               Value           Securities
--------------------------------------------------------------------------------
Bermuda                                          $    208,194,512        3.1%
Brazil                                                308,977,032        4.6%
Canada                                                843,036,131       12.4%
Japan                                                 127,785,237        1.9%
Spain                                                  36,615,323        0.5%
Switzerland                                           645,705,770        9.5%
United Kingdom                                         55,113,716        0.8%
United States++                                     4,557,905,226       67.2%
--------------------------------------------------------------------------------
Total                                            $  6,783,332,947      100.0%
================================================================================

++ Includes Short-Term Securities and Other Securities (46.8% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

PLC            Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Fundamental Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.5%
Advertising Sales - 1.9%
            37,100    Lamar Advertising Co. - Class A*,#                                                            $      1,466,934
Agricultural Chemicals - 2.4%
             3,590    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 660,381
             4,025    Syngenta A.G.**                                                                                      1,192,342
                                                                                                                           1,852,723
Applications Software - 2.8%
            76,405    Microsoft Corp.                                                                                      2,179,071
Athletic Footwear - 0.5%
             5,960    NIKE, Inc. - Class B                                                                                   398,128
Audio and Video Products - 0.6%
            10,700    Sony Corp.                                                                                             490,556
Brewery - 1.9%
            17,645    InBev N.V.**,#                                                                                       1,453,426
Building - Residential and Commercial - 1.0%
             1,280    NVR, Inc.*,#                                                                                           785,280
Cellular Telecommunications - 0.4%
           107,900    Vodafone Group PLC                                                                                     341,247
Computers - 1.1%
             2,795    Apple, Inc.*                                                                                           486,190
             8,480    Hewlett-Packard Co.                                                                                    393,048
                                                                                                                             879,238
Containers - Metal and Glass - 0.9%
            12,380    Owens-Illinois, Inc.*                                                                                  682,757
Cosmetics and Toiletries - 3.5%
            68,905    Avon Products, Inc.                                                                                  2,688,673
Diversified Minerals - 0.8%
            15,410    Companhia Vale do Rio Doce (ADR)                                                                       602,223
Diversified Operations - 5.2%
            22,195    Danaher Corp.                                                                                        1,731,654
             9,170    Ingersoll-Rand Co. - Class A                                                                           406,965
            14,980    Siemens A.G.**                                                                                       1,775,056
                                                                                                                           3,913,675
Drug Delivery Systems - 0.6%
            11,205    Hospira, Inc.*                                                                                         461,086
Electric - Generation - 2.1%
            92,610    AES Corp.*                                                                                           1,607,710
Engineering - Research and Development Services - 1.3%
            32,465    ABB, Ltd.**                                                                                            995,514
Enterprise Software/Services - 2.7%
           101,575    Oracle Corp.*                                                                                        2,117,839
Finance - Credit Card - 3.5%
            56,055    American Express Co.                                                                                 2,691,761
Finance - Investment Bankers/Brokers - 4.2%
            66,740    JP Morgan Chase & Co.                                                                                3,180,161
Finance - Mortgage Loan Banker - 2.5%
            55,675    Fannie Mae                                                                                           1,575,603
            14,475    Freddie Mac                                                                                            360,572
                                                                                                                           1,936,175
Finance - Other Services - 0.6%
               985    CME Group, Inc.                                                                                        450,588
Food - Miscellaneous/Diversified - 2.7%
            66,858    Kraft Foods, Inc. - Class A                                                                          2,114,719
Independent Power Producer - 1.3%
            22,570    NRG Energy, Inc.*,#                                                                                    991,952
Investment Management and Advisory Services - 0.6%
             7,330    T. Rowe Price Group, Inc.                                                                              429,245
Medical - Biomedical and Genetic - 1.0%
            12,715    Celgene Corp.*                                                                                         790,110
Medical - Drugs - 5.2%
            62,180    Merck & Company, Inc.                                                                                2,365,326
             9,310    Roche Holding A.G.**                                                                                 1,550,670
                                                                                                                           3,915,996
Medical - HMO - 0.5%
             9,235    Coventry Health Care, Inc.*                                                                            413,082
Multimedia - 1.8%
            16,055    McGraw-Hill Companies, Inc.                                                                            658,094
            39,670    News Corporation, Inc. - Class A                                                                       710,093
                                                                                                                           1,368,187
Networking Products - 3.8%
           114,465    Cisco Systems, Inc.*                                                                                 2,934,883
Oil - Field Services - 1.8%
            13,415    Schlumberger, Ltd. (U.S. Shares)**                                                                   1,348,878
Oil Companies - Exploration and Production - 3.7%
            21,820    EOG Resources, Inc.                                                                                  2,847,074
Oil Companies - Integrated - 3.8%
            24,520    Hess Corp.                                                                                           2,604,024
             2,898    Petroleo Brasileiro S.A. (ADR)                                                                         351,875
                                                                                                                           2,955,899
Oil Field Machinery and Equipment - 0.9%
            14,770    Cameron International Corp.*                                                                           727,127
Oil Refining and Marketing - 2.8%
            43,455    Valero Energy Corp.                                                                                  2,122,777
Real Estate Management/Services - 0.6%
            17,000    Mitsubishi Estate Company, Ltd.                                                                        490,356
Reinsurance - 3.1%
               535    Berkshire Hathaway, Inc. - Class B*                                                                  2,384,495
REIT - Diversified - 1.3%
            72,944    CapitalSource, Inc.                                                                                  1,024,863
Retail - Apparel and Shoe - 1.3%
            11,625    Industria de Diseno Textil S.A.                                                                        635,280
             9,520    Nordstrom, Inc.                                                                                        335,675
                                                                                                                             970,955
Retail - Drug Store - 3.8%
            71,705    CVS/Caremark Corp.                                                                                   2,894,731
Semiconductor Equipment - 1.0%
            16,855    KLA-Tencor Corp.                                                                                       736,226
Television - 1.6%
           116,340    British Sky Broadcasting Group PLC                                                                   1,254,803
Therapeutics - 0.8%
            12,570    Gilead Sciences, Inc.*                                                                                 650,623
Tobacco - 2.9%
            54,430    Altria Group, Inc.                                                                                   1,088,600
            23,045    Philip Morris International, Inc.*                                                                   1,175,986
                                                                                                                           2,264,586
Toys - 0.8%
            33,925    Mattel, Inc.                                                                                           636,094
Transportation - Services - 3.8%
            40,515    United Parcel Service, Inc. - Class B                                                                2,933,691
Wireless Equipment - 3.4%
            37,050    Crown Castle International Corp.*                                                                    1,439,392
            27,125    QUALCOMM, Inc.                                                                                       1,171,529
                                                                                                                           2,610,921
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $70,478,257)                                                                                     72,987,038
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.9%
             7,280    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                   7,280
           706,720    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                    706,720
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $714,000)                                                                                          714,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.6%
         1,036,617    Allianz Dresdner Daily Asset Fund +                                                                  1,036,617
           623,066    Repurchase Agreements+                                                                                 623,066
         1,904,082    Time Deposits+                                                                                       1,904,082
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $3,563,765)                                                                                   3,563,765
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $74,756,022) - 100%                                                                         77,264,803
------------------------------------------------------------------------------------------------------------------------------------

                                        Summary of Investments by Country- (Long Positions)
                                                     April 30, 2008 (unaudited)

                                                                                        % of Investment
Country                                                                 Value                Securities
------------------------------------------------------------------------------------------------------------------------------------
Belgium                                                           $      1,453,426                1.9%
Bermuda                                                                    406,965                0.5%
Brazil                                                                     954,098                1.2%
Canada                                                                     660,380                0.9%
Germany                                                                  1,775,057                2.3%
Japan                                                                      980,912                1.3%
Netherlands                                                              1,348,878                1.7%
Spain                                                                      635,279                0.8%
Switzerland                                                              3,738,526                4.8%
United Kingdom                                                           1,596,050                2.1%
United States++                                                         63,715,232               62.5%
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                       $     77,264,803              100.0%
====================================================================================================================================

++          Includes Short-Term Securities and Other Securities (57.0% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of April 30, 2008 (unaudited)
Currency Sold and                                        Currency             Currency          Unrealized
Settlement Date                                        Units Sold       Value in U.S. $         Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Euro 11/12/08                                             775,000       $    1,198,683            $    909
Swiss Franc 11/12/08                                    1,200,000            1,159,353              (1,265)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                   $    2,358,036            $   (356)
====================================================================================================================================

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008. + The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates, as of April 30, 2008 is noted below.

Fund                                                                                                            Aggregate Collateral
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                                                                              $     7,197,714
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Global Real Estate Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.0%
Building - Mobile Home and Manufactured Homes - 0.4%
               645    Maisons France Confort                                                                          $       32,318
Diversified Operations - 1.8%
            14,000    China Merchants Holdings International Company, Ltd.                                                    71,453
            12,000    Wharf Holdings, Ltd.                                                                                    60,528
                                                                                                                             131,981
Electric - Distribution - 0%
               108    Brookfield Infrastructure Partners L.P.                                                                  2,146
Forestry - 1.9%
             3,460    Plum Creek Timber Company, Inc.                                                                        141,306
Hotels and Motels - 1.7%
             2,355    Starwood Hotels & Resorts Worldwide, Inc.                                                              122,955
Investment Companies - 0.1%
               375    KKR Financial Holdings LLC                                                                               4,763
Real Estate Management/Services - 7.1%
             4,075    CB Richard Ellis Group, Inc.*                                                                           94,214
             2,775    IVG Immobilien A.G.                                                                                     69,736
               920    Jones Lang LaSalle, Inc.                                                                                71,401
             9,000    Mitsubishi Estate Company, Ltd.                                                                        259,600
               331    Orco Property Group                                                                                     28,275
                                                                                                                             523,226
Real Estate Operating/Development - 22.2%
             4,365    Ablon Group                                                                                             15,447
             5,120    Brookefield Asset Management, Inc. - Class A (U.S. Shares)                                             167,526
            58,000    CapitaLand, Ltd.                                                                                       292,406
            17,600    Cyrela Commercial Properties SA Empreendimentos e Participacoes                                        112,694
               280    Forest City Enterprises, Inc. - Class A                                                                 10,343
            87,000    Hang Lung Properties, Ltd.                                                                             354,430
           232,000    HKC (Holdings), Ltd.                                                                                    50,934
            17,000    Hysan Development Company, Ltd.                                                                         49,344
            10,000    Mitsui Fudosan Co., Ltd.                                                                               249,908
            27,000    New World Development Company, Ltd.                                                                     69,755
                23    NTT Urban Development Corp.                                                                             35,836
            10,855    Risanamento S.P.A.*                                                                                     29,349
             2,870    St. Joe Co.                                                                                            116,723
             4,000    Sun Hung Kai Properties, Ltd.                                                                           69,610
                                                                                                                           1,624,305
REIT - Apartments - 3.0%
               925    Avalonbay Communities, Inc.                                                                             94,350
             1,430    Boardwalk Real Estate Investment Trust                                                                  56,672
             2,775    UDR, Inc.                                                                                               70,152
                                                                                                                             221,174
REIT - Diversified - 8.7%
             4,595    Brixton PLC                                                                                             27,039
             1,625    CapitalSource, Inc.                                                                                     22,831
             5,260    CapLease, Inc.                                                                                          43,711
             5,190    Digital Realty Trust, Inc.                                                                             201,112
             7,888    Macquarie Goodman Group                                                                                 33,398
               640    Resource Capital Corp.                                                                                   5,562
            22,005    Valad Property Group                                                                                    19,691
             3,040    Vornado Realty Trust                                                                                   282,993
                                                                                                                             636,337
REIT - Hotels - 0.2%
               545    LaSalle Hotel Properties                                                                                17,478
REIT - Manufactured Homes - 13.2%
             2,840    Alexandria Real Estate Equities, Inc.                                                                  298,284
             2,195    Boston Properties, Inc.                                                                                220,575
               380    Crystal River Capital, Inc.                                                                              3,135
             4,250    Douglas Emmett, Inc.                                                                                   100,980
             3,452    Gramercy Capital Corp.                                                                                  65,588
             1,780    Jer Investors Trust, Inc.                                                                               13,706
             2,335    Kilroy Realty Corp.                                                                                    122,167
               895    Maguire Properties, Inc.                                                                                14,410
               485    RAIT Financial Trust                                                                                     3,686
             1,350    SL Green Realty Corp.                                                                                  125,280
                                                                                                                             967,811
REIT - Regional Malls - 7.8%
             1,850    Feldman mall Properties, Inc.                                                                            4,107
             2,480    General Growth Properties, Inc.                                                                        101,581
             1,625    Macerich Co.                                                                                           118,836
             3,510    Simon Property Group, Inc.                                                                             350,509
                                                                                                                             575,033
REIT - Shopping Centers - 9.0%
             5,640    Acadia Realty Trust                                                                                    144,610
             1,540    Federal Realty Investment Trust                                                                        126,511
             2,795    Kimco Realty Corp.                                                                                     111,548
             1,085    Regency Centers Corp.                                                                                   77,653
            11,929    Westfield Group                                                                                        204,276
                                                                                                                             664,598
REIT - Storage - 1.1%
             4,930    Extra Space Storage, Inc.                                                                               82,972
REIT - Warehouse and Industrial - 7.1%
             2,580    AMB Property Corp.                                                                                     148,995
             2,130    First Potomac Realty Trust                                                                              36,189
             5,320    ProLogis                                                                                               333,085
                                                                                                                             518,269
Resorts and Theme Parks - 1.1%
             1,585    Vail Resorts, Inc.*                                                                                     77,396
Transportation - Marine - 1.1%
             1,680    Alexander & Baldwin, Inc.                                                                               84,386
Wireless Equipment - 0.5%
               895    Crown Castle International Corp.*                                                                       34,771
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,386,473)                                                                                       6,463,225
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 12.0%
           646,839    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                 646,839
           237,626    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                    237,626
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $884,465)                                                                                          884,465
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,270,938) - 100%                                                                      $    7,347,690
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                        April 30, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                    $         257,364              3.5%
Bermuda                                                 53,080              0.7%
Brazil                                                 112,694              1.5%
Canada                                                 224,198              3.1%
France                                                  32,318              0.4%
Germany                                                 69,736              0.9%
Guernsey                                                15,447              0.2%
Hong Kong                                              675,121              9.2%
Italy                                                   29,349              0.4%
Japan                                                  545,344              7.4%
Luxembourg                                              28,275              0.4%
Singapore                                              292,406              4.0%
United Kingdom                                          27,039              0.4%
United States++                                      4,985,319             67.9%
--------------------------------------------------------------------------------
Total                                        $       7,347,690            100.0%

++    Includes Short-Term Securities (55.9% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

PLC          Public Limited Company

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

Janus Adviser Global Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.9%
Advertising Sales - 0.5%
               290    Lamar Advertising Co. - Class A*                                                     $                  11,467
Aerospace and Defense - 3.8%
             4,167    BAE Systems PLC                                                                                         38,416
               995    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                    41,471
                                                                                                                              79,887
Agricultural Chemicals - 6.2%
               395    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                  72,659
               196    Syngenta A.G.*                                                                                          58,062
                                                                                                                             130,721
Agricultural Operations - 1.6%
               110    Bunge, Ltd.                                                                                             12,550
            14,000    Chaoda Modern Agriculture Holdings, Ltd.                                                                20,151
                                                                                                                              32,701
Apparel Manufacturers - 1.1%
             1,800    Esprit Holdings, Ltd.                                                                                   22,183
Applications Software - 0.9%
               635    Microsoft Corp.                                                                                         18,110
Athletic Footwear - 0.6%
               200    NIKE, Inc. - Class B                                                                                    13,360
Audio and Video Products - 0.9%
               400    Sony Corp.                                                                                              18,339
Brewery - 1.0%
               262    InBev N.V.                                                                                              21,581
Building - Residential and Commercial - 1.1%
                36    NVR, Inc.*                                                                                              22,086
Casino Hotels - 0.8%
             1,601    Crown, Ltd.                                                                                             16,519
Cellular Telecommunications - 2.0%
               380    America Movil S.A. de C.V. - Series L (ADR)                                                             22,025
             6,603    Vodafone Group PLC                                                                                      20,883
                                                                                                                              42,908
Chemicals - Diversified - 2.0%
               194    Bayer A.G.                                                                                              16,495
               400    Shin-Etsu Chemical Company, Ltd.                                                                        24,959
                                                                                                                              41,454
Chemicals - Specialty - 0.6%
            15,000    Huabao International Holdings Limited                                                                   13,404
Commercial Banks - 0.7%
               460    Anglo Irish Bank Corporation PLC                                                                         6,269
               257    Standard Chartered PLC                                                                                   9,105
                                                                                                                              15,374
Commercial Services - 1.6%
             3,700    Park24 Company, Ltd.                                                                                    33,896
Computers - 1.2%
               148    Apple, Inc.*                                                                                            25,745
Containers - Metal and Glass - 0.9%
               330    Owens-Illinois, Inc.*                                                                                   18,200
Cosmetics and Toiletries - 1.2%
               620    Avon Products, Inc.                                                                                     24,192
Diversified Minerals - 1.7%
               920    Companhia Vale do Rio Doce (ADR)                                                                        35,954
Diversified Operations - 5.2%
             4,000    China Merchants Holdings International Company, Ltd.                                                    20,415
               295    Cooper Industries, Ltd. - Class A                                                                       12,505
               160    Danaher Corp.                                                                                           12,483
               225    Ingersoll-Rand Co. - Class A                                                                             9,986
             6,000    Melco International Development, Ltd.                                                                    8,231
               393    Siemens A.G.                                                                                            46,568
                                                                                                                             110,188
Drug Delivery Systems - 0.6%
               330    Hospira, Inc.*                                                                                          13,580
Electric - Generation - 0.7%
               845    AES Corp.*                                                                                              14,669
Electronic Components - Semiconductors - 2.3%
             6,450    ARM Holdings PLC                                                                                        12,816
               395    Microsemi Corp.*                                                                                         9,678
                35    Samsung Electronics Company, Ltd.                                                                       24,923
                                                                                                                              47,417
Energy - Alternate Sources - 2.3%
             1,980    JA Solar Holdings Company, Ltd. (ADR)*                                                                  47,540
Engineering - Research and Development Services - 1.9%
             1,328    ABB, Ltd.                                                                                               40,722
Enterprise Software/Services - 1.3%
             1,360    Oracle Corp.*                                                                                           28,356
Entertainment Software - 0.5%
               210    Electronic Arts, Inc.*                                                                                  10,809
Finance - Investment Bankers/Brokers - 1.4%
               235    JP Morgan Chase & Co.                                                                                   11,198
               600    Nomura Holdings, Inc.                                                                                   10,448
               140    optionsXpress Holdings, Inc.*                                                                            3,006
               165    UBS A.G. (U.S. Shares)*                                                                                  5,542
                                                                                                                              30,194
Finance - Mortgage Loan Banker - 0.3%
               250    Fannie Mae                                                                                               7,075
Finance - Other Services - 1.1%
                50    CME Group, Inc.                                                                                         22,873
Food - Miscellaneous/Diversified - 2.0%
             9,000    FU JI Food & Catering Services                                                                          14,723
               330    Kraft Foods, Inc. - Class A                                                                             10,438
                35    Nestle S.A.*                                                                                            16,771
                                                                                                                              41,932
Food - Retail - 1.0%
             2,537    Tesco PLC                                                                                               21,441
Independent Power Producer - 0.8%
               360    NRG Energy, Inc.*                                                                                       15,822
Investment Management and Advisory Services - 0.7%
               270    National Financial Partners Corp.                                                                        7,268
               145    T. Rowe Price Group, Inc.                                                                                8,492
                                                                                                                              15,760
Machinery - General Industrial - 1.2%
            44,000    Shanghai Electric Group Company, Ltd.                                                                   24,815
Medical - Biomedical and Genetic - 1.8%
               390    Celgene Corp.*                                                                                          24,234
               190    Genzyme Corp.*                                                                                          13,367
                                                                                                                              37,601
Medical - Drugs - 2.2%
               345    Merck & Company, Inc.                                                                                   13,124
               111    Roche Holding A.G.*                                                                                     18,488
               255    Shire PLC (ADR)                                                                                         14,010
                                                                                                                              45,622
Medical - HMO - 1.0%
               490    Coventry Health Care, Inc.*                                                                             21,918
Medical Instruments - 0.7%
               330    St. Jude Medical, Inc.*                                                                                 14,447
Medical Products - 0.7%
               190    Zimmer Holdings, Inc.*                                                                                  14,090
Multimedia - 0.9%
               245    McGraw-Hill Companies, Inc.                                                                             10,043
               540    News Corporation, Inc. - Class A                                                                         9,666
                                                                                                                              19,709
Networking Products - 0.6%
               465    Cisco Systems, Inc.*                                                                                    11,923
Oil - Field Services - 2.5%
             1,800    Acergy S.A.                                                                                             44,430
                80    Schlumberger, Ltd. (U.S. Shares)                                                                         8,044
                                                                                                                              52,474
Oil and Gas Drilling - 1.4%
               760    Nabors Industries, Ltd.*                                                                                28,530
Oil Companies - Integrated - 5.5%
               245    Hess Corp.                                                                                              26,019
               190    Lukoil (ADR)*                                                                                           17,157
               420    Petroleo Brasileiro S.A. (ADR)                                                                          50,995
               187    Suncor Energy, Inc.                                                                                     21,109
                                                                                                                             115,280
Oil Field Machinery and Equipment - 0.4%
               160    Cameron International Corp.*                                                                             7,877
Optical Supplies - 0.8%
               110    Alcon, Inc. (U.S. Shares)                                                                               17,380
Physician Practice Management - 0.7%
               205    Pediatrix Medical Group, Inc.*                                                                          13,944
Power Converters and Power Supply Equipment - 0.8%
               370    Hubbell, Inc. - Class A                                                                                 16,550
Real Estate Management/Services - 1.4%
             1,000    Mitsubishi Estate Company, Ltd.                                                                         28,844
Real Estate Operating/Development - 1.8%
             2,000    CapitaLand, Ltd.                                                                                        10,083
             7,000    Hang Lung Properties, Ltd.                                                                              28,517
                                                                                                                              38,600
Reinsurance - 0.6%
                 3    Berkshire Hathaway, Inc. - Class B*                                                                     13,371
REIT - Diversified - 0.4%
               524    CapitalSource, Inc.*                                                                                     7,362
Retail - Apparel and Shoe - 2.1%
               310    Abercrombie & Fitch Co. - Class A                                                                       23,036
               263    Industria de Diseno Textil S.A.                                                                         14,372
               195    Nordstrom, Inc.                                                                                          6,876
                                                                                                                              44,284
Retail - Consumer Electronics - 0.5%
               110    Yamada Denki Company, Ltd.                                                                               9,492
Retail - Drug Store - 0.8%
               430    CVS/Caremark Corp.                                                                                      17,359
Retail - Jewelry - 0.3%
               140    Tiffany & Co.                                                                                            6,096
Retail - Restaurants - 0.5%
               175    McDonald's Corp.                                                                                        10,427
Semiconductor Components/Integrated Circuits - 2.8%
             2,530    Atmel Corp.*                                                                                             9,412
               800    Cypress Semiconductor Corp.*                                                                            22,496
             2,100    Marvell Technology Group, Ltd.*                                                                         27,194
                                                                                                                              59,102
Telecommunication Equipment - 1.5%
             1,135    Arris Group, Inc.*                                                                                       9,194
               465    CommScope, Inc.*                                                                                        22,110
                                                                                                                              31,304
Telecommunication Equipment - Fiber Optics - 1.6%
             1,290    Corning, Inc.*                                                                                          34,456
Telecommunication Services - 2.5%
             1,130    Amdocs, Ltd. (U.S. Shares)*                                                                             35,459
               435    SAVVIS, Inc.*                                                                                            6,373
               500    Time Warner Telecom, Inc. - Class A*                                                                     9,800
                                                                                                                              51,632
Television - 1.0%
             1,775    British Sky Broadcasting Group PLC                                                                      19,145
                60    British Sky Broadcasting Group PLC (ADR)                                                                 2,580
                                                                                                                              21,725
Therapeutics - 0.7%
               295    Gilead Sciences, Inc.*                                                                                  15,269
Tobacco - 1.1%
               655    Altria Group, Inc.                                                                                      13,100
               195    Philip Morris International, Inc.*                                                                       9,951
                                                                                                                              23,051
Toys - 0.4%
               465    Mattel, Inc.                                                                                             8,719
Transportation - Services - 1.5%
               200    C.H. Robinson Worldwide, Inc.                                                                           12,536
               275    United Parcel Service, Inc. - Class B                                                                   19,913
                                                                                                                              32,449
Web Portals/Internet Service Providers - 0.5%
                18    Google, Inc. - Class A*                                                                                 10,337
Wireless Equipment - 2.2%
               540    Crown Castle International Corp.*                                                                       20,980
               355    QUALCOMM, Inc.                                                                                          15,332
             3,675    Telefonaktiebolaget L.M. Ericsson - Class B                                                              9,366
                                                                                                                              45,678
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,032,541)                                                                                       2,058,176
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Finance - Investment Bankers/Brokers - 0%
               165    UBS A.G* - expired 05/07/08 (cost $0)                                                                      276
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.1%
             6,040    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                   6,040
            38,960    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                     38,960
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $45,000)                                                                                            45,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,077,541) - 100%                                                           $               2,103,452
------------------------------------------------------------------------------------------------------------------------------------


                        Summary of Investments by Country - (Long Positions)
                                   April 30, 2008(unaudited)

                                                                                                                   % of Investment
Country                                                                               Value                             Securities
------------------------------------------------------------------------------------------------------------------------------------
Australia                                                                $           16,519                                   0.8%
Belgium                                                                              21,581                                   1.0%
Bermuda                                                                             126,353                                   6.0%
Brazil                                                                              128,422                                   6.1%
Canada                                                                               93,769                                   4.5%
Cayman Islands                                                                       82,413                                   3.9%
China                                                                                24,815                                   1.2%
Germany                                                                              63,063                                   3.0%
Guernsey                                                                             35,459                                   1.7%
Hong Kong                                                                            57,164                                   2.7%
Ireland                                                                               6,269                                   0.5%
Japan                                                                               125,978                                   5.3%
Korea                                                                                24,924                                   1.1%
Luxembourg                                                                           44,431                                   2.1%
Mexico                                                                               22,025                                   1.0%
Netherlands                                                                           8,044                                   0.6%
Russia                                                                               17,157                                   0.7%
Singapore                                                                            10,083                                   0.7%
Spain                                                                                14,372                                   0.8%
Sweden                                                                                9,366                                   0.4%
Switzerland                                                                         157,242                                   8.2%
United Kingdom                                                                      138,395                                   8.1%
United States++                                                                     875,608                                  41.6%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                            $2,103,452                                 100.0%

++    Includes Short-Term Securities (39.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

Janus Adviser Growth and Income Fund

Schedule of Investments (unaudited)


Shares/Principal/Contract Amounts                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.7%
Advertising Sales - 0.6%
            27,555    Lamar Advertising Co. - Class A*,#                                                   $               1,089,525
Aerospace and Defense - 2.3%
            33,164    BAE Systems PLC                                                                                        305,742
            25,585    Boeing Co.                                                                                           2,171,143
            46,955    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 1,957,084
                                                                                                                           4,433,969
Agricultural Chemicals - 2.2%
             7,975    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               1,467,001
            47,525    Syngenta A.G. (ADR)**,#                                                                              2,812,530
                                                                                                                           4,279,531
Agricultural Operations - 0.4%
            18,862    Archer-Daniels-Midland Co.                                                                             831,060
Apparel Manufacturers - 1.1%
           176,070    Esprit Holdings, Ltd.                                                                                2,169,853
Applications Software - 2.7%
            31,858    Infosys Technologies, Ltd.                                                                           1,376,554
           103,960    Microsoft Corp.                                                                                      2,964,939
            74,604    Satyam Computer Services, Ltd.                                                                         887,052
                                                                                                                           5,228,545
Athletic Footwear - 0.6%
            16,195    NIKE, Inc. - Class B                                                                                 1,081,826
Audio and Video Products - 0.4%
            16,120    Sony Corp. (ADR)                                                                                       738,135
Automotive - Cars and Light Trucks - 0.8%
            28,165    BMW A.G.**,#                                                                                         1,541,585
Beverages - Non-Alcoholic - 0.5%
            16,120    Coca-Cola Co.                                                                                          948,984
Brewery - 2.2%
            51,977    InBev N.V. **,#                                                                                      4,281,368
Casino Hotels - 0.8%
            53,265    Crown, Ltd.                                                                                            549,593
            20,031    MGM Mirage*                                                                                          1,024,586
                                                                                                                           1,574,179
Commercial Services - Finance - 1.0%
            83,405    Western Union Co.                                                                                    1,918,315
Computers - 2.4%
            20,721    Apple, Inc.*                                                                                         3,604,418
             7,975    Research In Motion, Ltd. (U.S. Shares)*                                                                969,999
                                                                                                                           4,574,417
Computers - Integrated Systems - 0.2%
            94,420    Bank Tec (144A)*, oo, ss.                                                                              330,470
Computers - Memory Devices - 2.2%
           274,595    EMC Corp.*                                                                                           4,228,763
Cosmetics and Toiletries - 2.4%
            48,750    Avon Products, Inc.                                                                                  1,902,225
            40,470    Procter & Gamble Co.                                                                                 2,713,514
                                                                                                                           4,615,739
Diversified Operations - 3.5%
           188,000    China Merchants Holdings International Company, Ltd.                                                   959,517
            14,850    Danaher Corp.                                                                                        1,158,597
            86,542    General Electric Co.                                                                                 2,829,924
           636,275    Melco International Development, Ltd.                                                                  872,862
             8,005    Siemens A.G.**                                                                                         948,553
                                                                                                                           6,769,453
E-Commerce/Services - 0.9%
            32,875    eBay, Inc.*                                                                                          1,028,659
            47,830    Liberty Media Corp. - Interactive - Class A*                                                           723,668
                                                                                                                           1,752,327
Electronic Components - Semiconductors - 3.4%
            10,446    Samsung Electronics Company, Ltd. (GDR)                                                              3,686,802
           100,835    Texas Instruments, Inc.                                                                              2,940,349
                                                                                                                           6,627,151
Energy - Alternate Sources - 0.9%
            18,315    JA Solar Holdings Company, Ltd. (ADR)*                                                                 439,743
            30,410    Suntech Power Holdings Company, Ltd. (ADR)*                                                          1,360,239
                                                                                                                           1,799,982
Enterprise Software/Services - 1.7%
           159,715    Oracle Corp.*                                                                                        3,330,058
Entertainment Software - 0.9%
            31,940    Electronic Arts, Inc.*                                                                               1,643,952
Finance - Credit Card - 2.9%
           114,630    American Express Co.                                                                                 5,504,533
Finance - Investment Bankers/Brokers - 2.3%
             8,095    Goldman Sachs Group, Inc.                                                                            1,549,140
            58,710    JP Morgan Chase & Co.                                                                                2,797,532
                                                                                                                           4,346,672
Finance - Mortgage Loan Banker - 1.4%
            97,610    Fannie Mae                                                                                           2,762,363
Food - Canned - 0.3%
            29,273    TreeHouse Foods, Inc.*                                                                                 663,619
Food - Miscellaneous/Diversified - 2.2%
             8,854    Nestle S.A.**                                                                                        4,242,682
Forestry - 0.5%
            15,315    Weyerhaeuser Co.                                                                                       978,322
Hotels and Motels - 1.0%
            38,760    Starwood Hotels & Resorts Worldwide, Inc.                                                            2,023,660
Instruments - Controls - 0.3%
            24,365    Watts Water Technologies, Inc. - Class A #                                                             654,688
Medical - Biomedical and Genetic - 0.5%
            16,195    Celgene Corp.*                                                                                       1,006,357
Medical - Drugs - 4.0%
            65,025    Merck & Company, Inc.                                                                                2,473,551
            25,189    Roche Holding A.G.**                                                                                 4,195,468
            24,325    Wyeth                                                                                                1,081,733
                                                                                                                           7,750,752
Medical - HMO - 1.2%
            49,775    Coventry Health Care, Inc.*                                                                          2,226,436
Medical Instruments - 0.8%
            30,755    Medtronic, Inc.                                                                                      1,497,153
Medical Products - 0.3%
            15,325    Nobel Biocare Holding A.G.**                                                                           553,964
Multimedia - 0.7%
            74,510    News Corporation, Inc. - Class B                                                                     1,378,435
Networking Products - 0.4%
            26,440    Cisco Systems, Inc.*                                                                                   677,922
Oil Companies - Exploration and Production - 5.1%
            81,759    EnCana Corp. (U.S. Shares)                                                                           6,606,944
            24,120    EOG Resources, Inc.                                                                                  3,147,177
                                                                                                                           9,754,121
Oil Companies - Integrated - 8.3%
            42,800    Exxon Mobil Corp.                                                                                    3,983,396
            78,697    Hess Corp.                                                                                           8,357,620
            33,146    Suncor Energy, Inc.                                                                                  3,741,600
                                                                                                                          16,082,616
Oil Refining and Marketing - 1.8%
            70,050    Valero Energy Corp.                                                                                  3,421,943
Optical Supplies - 1.6%
            19,215    Alcon, Inc. (U.S. Shares)**                                                                          3,035,970
Real Estate Operating/Development - 0.5%
           252,345    Hang Lung Properties, Ltd.                                                                           1,028,029
Retail - Apparel and Shoe - 1.7%
            94,637    Nordstrom, Inc. #                                                                                    3,336,901
Retail - Drug Store - 3.2%
           154,960    CVS/Caremark Corp.                                                                                   6,255,735
Retail - Jewelry - 1.4%
            61,265    Tiffany & Co.                                                                                        2,667,478
Retail - Pet Food and Supplies - 0.3%
            21,830    PETsMART, Inc. #                                                                                       488,555
Semiconductor Equipment - 0.9%
            41,605    KLA-Tencor Corp.                                                                                     1,817,306
Soap and Cleaning Preparations - 1.0%
            32,346    Reckitt Benckiser PLC                                                                                1,884,469
Telecommunication Equipment - Fiber Optics - 2.3%
           164,518    Corning, Inc.                                                                                        4,394,276
Telecommunication Services - 0.7%
            64,909    Bharti Tele-Ventures, Ltd.*                                                                          1,442,991
Television - 1.2%
           216,744    British Sky Broadcasting Group PLC                                                                   2,337,726
Tobacco - 2.4%
            77,620    Altria Group, Inc.                                                                                   1,552,400
            59,975    Philip Morris International, Inc.*                                                                   3,060,524
                                                                                                                           4,612,924
Transportation - Services - 0.4%
            11,730    United Parcel Service, Inc. - Class B                                                                  849,369
Water - 0.2%
            19,365    Aqua America, Inc. #                                                                                   356,897
Web Portals/Internet Service Providers - 1.4%
             4,627    Google, Inc. - Class A*                                                                              2,657,240
Wireless Equipment - 2.3%
            98,635    Nokia Oyj (ADR) **,#                                                                                 2,965,955
            32,685    QUALCOMM, Inc.                                                                                       1,411,665
                                                                                                                           4,377,620
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $148,393,150)                                                                                   172,858,911
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.5%
Energy - Alternate Sources - 0.5%
   $       762,000    Suntech Power Holdings, Co.,
                      convertible, 3.00%,
                      due 3/15/13 (144A) (cost $762,000)                                                                     996,315
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.4%
Finance - Investment Bankers/Brokers - 0.1%
             7,425    Citigroup, Inc., 8.125%                                                                                188,224
Metal - Diversified - 0.6%
             7,025    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75%                                             1,144,654
U.S. Government Agencies - 0.7%
            32,415    Fannie Mae, 8.25%                                                                                      811,671
            25,375    Freddie Mac, 8.375%                                                                                    649,600
                                                                                                                           1,461,271
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,357,104)                                                                                    2,794,149
====================================================================================================================================

U.S. Treasury Notes/Bonds - 1.0%
         1,935,000    U.S. Treasury Bond (cost $1,962,824)                                                                 1,967,502
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.1%
               563    ConocoPhillips (LEAPS)
                      expires January 2009
                      exercise price $70.00                                                                                1,035,920
               755    CVS/Caremark Corp. (LEAPS)
                      expires January 2010
                      exercise price $35.00                                                                                  710,463
               453    Nordstrom, Inc. (LEAPS)
                      expires January 2010
                      exercise price $40.00                                                                                  269,657
               472    Texas Instruments, Inc. (LEAPS)
                      expires January 2010
                      exercise price $35.00                                                                                  116,301
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $2,394,950)                                                                 2,132,341
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.9%
            52,430    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                  52,430
         1,594,570    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                  1,594,570
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,647,000)                                                                                      1,647,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.4%
         3,314,453    Allianz Dresdner Daily Asset Fund+                                                                   3,314,453
         1,729,548    Repurchase Agreements+                                                                               1,729,548
         5,285,465    Time Deposits+                                                                                       5,285,465
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $10,329,466)                                                                                 10,329,466
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $167,846,494) - 100%                                                                      $192,725,684
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2008 (unaudited)


                                                                                                                     % of Investment
Country                                                                                          Value                    Securities
------------------------------------------------------------------------------------------------------------------------------------
Australia                                                                       $               549,593                      1.4%
Belgium                                                                                       4,281,368                      2.2%
Bermuda                                                                                       2,169,853                      1.1%
Brazil                                                                                        1,957,084                      1.0%
Canada                                                                                       12,785,545                      6.6%
Cayman Islands                                                                                1,799,982                      0.9%
Finland                                                                                       2,965,954                      1.6%
Germany                                                                                       2,490,138                      1.3%
Hong Kong                                                                                     2,860,408                      1.5%
India                                                                                         3,706,597                      1.9%
Japan                                                                                           738,135                      0.4%
South Korea                                                                                   3,686,802                      1.9%
Switzerland                                                                                  14,840,615                      7.6%
United Kingdom                                                                                4,527,937                      2.4%
United States++                                                                             133,365,673                     69.2%
------------------------------------------------------------------------------------------------------------------------------------

Total                                                                           $           192,725,684                    100.0%
                                                                                            ========================================


++ Includes Short-Term Securities and Other Securities (62.9 % excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of April 30, 2008 (unaudited)

Currency Sold and                Currency           Currency         Unrealized
Settlement Date                Units Sold     Value in U.S. $       Gain/(Loss)

Euro 10/23/08                     975,000     $    1,509,416       $    (4,600)

Euro 11/12/08                     750,000          1,160,015               880

Euro 5/14/08                      200,000            312,136           (27,941)

Swiss Franc 10/23/08            1,060,000          1,024,125            (4,502)

Swiss Franc 11/12/08            1,500,000          1,449,192            (1,581)

Swiss Franc 8/14/08             1,325,000          1,280,278           (75,427)
-------------------------------------------------------------------------------
Total                                         $    6,735,162      $   (113,171)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities (as of April 30, 2008)

                                                                                                              Value as a %
                                                                                                              of Investment
Janus Adviser Growth and Income Fund                                                     Value                 Securities
------------------------------------------------------------------------------------------------------------------------------------
Bank Tec (144A)                                                                              $  330,470           0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             $  330,470           0.2%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities
(as of April 30, 2008)

                                                     Acquisition        Acquisition                           Value as a % of
                                                        Date               Cost             Value          Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund
Bank Tec (144A)                                        6/20/07         $   755,360      $   330,470                          0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                       $   755,360      $   330,470                          0.2%

The Fund has registration rights for certain restricted securities held as of April 30, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates, as of April 30, 2008 is noted below.

Fund                                                                                                            Aggregate Collateral
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                                                                   $                  17,785,744
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 1.2%
Diversified Operations - 0.5%
      $     27,003    Travelport Holdings, Ltd., 9.9125%, bank loan, due 3/27/12*                                     $       18,902
Medical - Outpatient and Home Medical Care - 0.1%
               339    National Mentor Holdings, Inc., 6.60%, bank loan, due 6/29/13*                                             298
             5,542    National Mentor Holdings, Inc., 4.70%, bank loan, due 6/29/13*                                           4,878
                                                                                                                               5,176
Satellite Telecommunications - 0.6%
             3,000    INTELSAT Bermuda Ltd., 5.20%, bank loan, due 2/3/14*                                                     2,989
            17,000    INTELSAT Bermuda, Ltd., 5.20%, bank loan, due 2/3/14*                                                   16,936
                                                                                                                              19,925
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $52,641)                                                                                               44,003
------------------------------------------------------------------------------------------------------------------------------------

Corporate Debt - 85.7%
Aerospace and Defense - Equipment - 0.3%
            12,000    DRS Technologies, Inc., 6.875%, company guaranteed notes, due 11/1/13                                   11,910
Agricultural Chemicals - 0.4%
            14,000    Mosaic Co., 6.25%, senior unsecured notes, due 12/1/16 (144A)*                                          15,330
Apparel Manufacturers - 0.7%
            11,000    Levi Strauss & Co., 9.75%, senior unsubordinated notes, due 1/15/15                                     11,495
            16,000    Levi Strauss & Co., 8.875%, senior unsecured notes, due 4/1/16                                          16,280
                                                                                                                              27,775
Automotive - Cars and Light Trucks - 1.2%
            16,000    Ford Motor Co., 7.45%, senior unsecured notes, due 7/16/31                                              11,960
            29,000    General Motors Corp., 7.125%, senior unsecured notes, due 7/15/13*,#                                    23,635
            10,000    General Motors Corp., 8.375%, senior unsecured notes, due 7/15/33                                        7,613
                                                                                                                              43,208
Automotive - Truck Parts and Equipment - Original - 0.5%
            10,000    American Axle & Mfg. Inc., 7.875%, company guaranteed notes, due 3/1/17                                  9,138
            12,000    Visteon Corp., 8.25%, senior unsecured notes, due 8/1/10                                                10,560
                                                                                                                              19,698
Beverages - Non-Alcoholic - 0.8%
            12,000    Dr Pepper Snapple Group, 6.12%, company senior notes, due 5/1/13 (144A)                                 12,277
             7,000    Dr Pepper Snapple Group, 6.82%, company senior notes, due 5/1/18 (144A)                                  7,261
             9,000    Dr Pepper Snapple Group, 7.45%, company notes, due 5/1/38 (144A)                                         9,635
                                                                                                                              29,173
Building - Residential and Commercial - 1.4%
            13,000    Centex Corp., 5.45%, company senior unsecured notes, due 8/15/12                                        11,619
            11,000    Lennar Corp., 7.625%, company senior unsecured notes, due 3/1/09                                        10,821
            22,000    Meritage Homes Corp., 6.255%, company guaranteed notes, due 3/15/15                                     18,260
            11,000    Ryland Group, 6.875%, company guaranteed notes, due 6/15/13                                             10,720
                                                                                                                              51,420
Cable Television - 0.7%
            11,000    Charter Communications Holdings I, 11.00%, senior notes, due 10/1/15                                     8,580
            10,000    Charter Communications Holdings II, 10.25%, senior unsecured notes, due 9/15/10                          9,625
            10,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                            9,650
                                                                                                                              27,855
Casino Hotels - 0.6%
            10,000    Park Place Entertainment Corp., 7.875% company guaranteed notes, due 3/15/10                             9,400
            17,000    Seminole Hard Rock Entertainment, 5.30%, senior secured notes, due 3/15/14 (144A)*, ss.                 14,238
                                                                                                                              23,638
Cellular Telecommunications - 0.9%
            22,000    MetroPCS Wireless, Inc., 9.25%, company guaranteed notes, due 11/1/14                                   21,615
             6,000    Rogers Communications, 6.375%, senior notes, due 3/1/14                                                  6,144
             6,000    Suncom Wireless Holdings, Inc., 8.50%, company guaranteed notes, due 6/1/13                              6,248
                                                                                                                              34,007
Chemicals - Diversified - 0.2%
             9,000    Innophos Holdings, Inc., 9.50%, senior unsecured notes, due 4/15/12 (144A)ss.                            8,685
Chemicals - Specialty - 1.0%
            14,000    Macdermid, Inc., 9.50%, senior subordinated notes, due 4/15/17 (144A)                                   13,370
            12,000    Momentive Performance, 11.5%, company guaranteed notes, due 12/1/16                                     10,530
            12,000    Nalco Co., 7.75%, senior unsecured notes, due 11/15/11                                                  12,330
                                                                                                                              36,230
Coal - 0.8%
            31,000    Massey Energy Co., 6.875%, company guaranteed notes, due 12/15/13                                       31,000
Commercial Banks - 0.1%
             3,000    Barclays, PLC., 7.70%, notes, due 4/25/18 (144A)                                                         3,104
Commercial Services - 2.5%
            10,000    U.S. Investigation Services, 10.50%, company guaranteed notes, due 11/1/15 (144A)                        8,850
            22,000    Aramark Corp., 6.37281%, company guaranteed notes, due 2/1/15*                                          21,175
            61,000    Aramark Corp., 8.50%, senior unsecured notes, due 2/1/15                                                63,593
                                                                                                                              93,618
Commercial Services - Finance - 0.5%
             4,000    Cardtronics, Inc., 9.25%, company guaranteed notes, due 8/15/13*                                         3,805
            15,000    Cardtronics, Inc., 9.25%, senior subordinated notes, due 8/15/13 (144A)ss.                              14,269
                                                                                                                              18,074
Computer Services - 0.5%
             9,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                                9,405
             9,000    SunGard Data Systems, Inc., 10.25%, company guaranteed notes, due 8/15/15                                9,563
                                                                                                                              18,968
Consumer Products - Miscellaneous - 1.6%
            16,000    Amscan Holdings, Inc., 8.75%, senior subordinated notes, due 5/1/14                                     14,480
            10,000    Jarden Corp., 7.50%, company guaranteed notes, due 5/1/17                                                9,200
            37,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13                                                  36,445
                                                                                                                              60,125
Containers - Metal and Glass - 1.1%
             9,000    Greif, Inc, 6.75%, senior unsecured notes, due 2/1/17                                                    8,933
             6,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes, due 5/15/13                       6,240
            18,000    Owens-Brockway Glass Container, Inc., 6.75%, company guaranteed notes, due 12/1/14                      18,270
             6,000    Owens-Illinois, Inc., 7.80%, debentures, due 5/15/18                                                     6,060
                                                                                                                              39,503
Containers - Paper and Plastic - 0.7%
             8,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12                                      7,840
            18,000    Graham Packaging Co., 9.875%, company guaranteed notes, due 10/15/14                                    16,920
                                                                                                                              24,760
Cosmetics and Toiletries - 0.6%
            22,000    Chattem, Inc., 7.00%, senior subordinated notes, due 3/1/14                                             21,890
Data Processing and Management - 0.3%
            14,000    First Data Corp., 9.875%, company guaranteed notes, due 9/24/15 (144A)                                  12,740
Direct Marketing - 1.1%
            24,000    Affinion Group, Inc., 11.50%, company guaranteed notes, due 10/15/15                                    23,550
            17,000    Visant Corp., 7.625%, company guaranteed notes, due 10/1/12                                             16,915
                                                                                                                              40,465
Distribution/Wholesale - 0.3%
            13,000    Nebraska Book Company, Inc., 8.625%, company guaranteed notes, due 3/15/12                              11,830
Diversified Operations - 2.0%
             7,000    Capmark Financial Group, 5.875%, company guaranteed notes, due 5/10/12                                   5,816
             7,000    Capmark Financial Group, 6.30%, company guaranteed notes, due 5/10/17                                    5,093
            14,000    Harland Clarke Holdings, 9.50%, company guaranteed notes, due 5/15/15                                   11,305
            16,000    Harland Clarke Holdings, 7.42563%, company guaranteed notes, due 5/15/15*                               11,520
            10,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                      10,250
            12,000    Sally Holdings LLC, 9.25%, company guaranteed notes, due 11/15/14                                       12,120
            10,000    Sally Holdings LLC, 10.50%, company guaranteed notes, due 11/15/16                                       9,950
             9,000    SPX Corp., 7.625%, senior notes, due 12/15/14                                                            9,405
                                                                                                                              75,459
Electric - Generation - 1.7%
            13,000    AES, Corp., 8.00%, senior unsecured notes, due 10/15/17                                                 13,553
            21,000    Edison Mission Energy, 7.00%, senior unsecured notes, due 5/15/17                                       21,210
            22,000    Edison Mission Energy, 7.20%, senior unsecured notes, due 5/15/19                                       22,164
             5,840    Tenaska Alabama II Partners, 7.00%, senior secured notes, due 6/30/21 (144A)*                            5,422
                                                                                                                              62,349
Electric - Integrated - 2.1%
            15,000    CMS Energy Corp., 3.66313%, senior unsecured notes, due 1/15/13*                                        13,496
             8,000    Energy Future Holdings, 10.875%, company guaranteed notes, due 11/1/17 (144A)                            8,520
             5,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                        4,962
            51,000    Texas Competitive Electric Holdings Co. LLC, 10.25%, company guaranteed notes,
                       due 11/1/15 (144A)                                                                                     53,168
                                                                                                                              80,146
Electronic Components - Semiconductors - 1.0%
            26,000    Freescale Semiconductor, 10.125%, company guaranteed notes, due 12/15/16#                               20,475
            17,000    National Semiconductor Corp., 3.05%, senior unsecured notes, due 6/15/10*                               15,698
                                                                                                                              36,173
Finance - Auto Loans - 2.8%
            26,000    Ford Motor Credit Co., 6.625%, senior unsecured notes, due 6/16/08                                      25,858
            34,000    Ford Motor Credit Co., 7.375%, senior unsecured notes, due 10/28/09                                     32,728
            26,000    Ford Motor Credit Co., 7.16313%, senior unsecured notes, due 4/15/12*                                   25,488
            12,000    Ford Motor Credit Co., 7.80%, senior unsecured notes, due 6/1/12                                        10,731
            12,000    Ford Motor Credit Co., 7.00%, senior unsecured notes, due 10/1/13                                       10,353
                                                                                                                             105,158
Finance - Investment Bankers/Brokers - 1.2%
             9,000    Goldman Sachs Group, Inc., 6.15%, senior notes, due 4/1/18                                               9,104
             9,000    Lehman Brothers Holdings, 6.75%, subordinate notes, due 12/28/17                                         8,982
            18,000    Lehman Brothers Holdings, 6.875%, company notes, due 5/2/18                                             18,410
             9,000    Merrill Lynch & Co., 6.875%, company notes, due 4/25/18                                                  9,073
                                                                                                                              45,569
Food - Diversified - 2.9%
             7,000    Chiquita Brands Intl, 7.50%, company senior notes, due 11/1/14                                           6,318
            37,000    Del Monte Corp., 6.75%, company guaranteed notes, due 2/15/15                                           35,704
            33,000    Dole Food Company, Inc., 8.00%, senior notes, due 5/1/09*                                               31,928
            42,000    Dole Food Company, Inc., 8.75%, debentures, due 7/15/13*, #                                             35,699
                                                                                                                             109,649
Food - Meat Products - 0.7%
            20,000    National Beef Packing Company LLC, 10.50%, senior unsecured notes, due 8/1/11*                          18,800
            16,000    Pierre Foods, Inc., 9.875%, company guaranteed notes, due 7/15/12                                        7,680
                                                                                                                              26,480
Food - Retail - 0.8%
            30,000    Stater Brothers Holdings, Inc., 7.75%, company guaranteed notes, due 4/15/15                            30,075
Food - Wholesale/Distribution - 0.6%
            22,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                            22,770
Gambling - Non-Hotel - 1.4%
            22,000    Pinnacle Entertainment, Inc., 8.25%, company guaranteed notes, due 3/15/12                              21,890
             3,000    Pinnacle Entertainment, 8.75%, company guaranteed notes, due 10/1/13                                     3,045
             4,000    Pokagon Gaming Authority, 10.375%, senior notes, due 6/15/14 (144A)                                      4,270
            26,000    Shingle Springs Tribal Gaming, 9.375%, senior notes, due 6/15/15 (144A)                                 23,010
                                                                                                                              52,215
Independent Power Producer - 2.4%
            10,000    AES China Generating Company, Ltd., 8.25%, senior unsecured notes, due 6/26/10                           9,343
            38,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                          39,139
            25,000    Reliant Energy, Inc., 7.625%, senior unsecured notes, due 6/15/14                                       26,000
            15,000    Reliant Energy, Inc., 7.875%, senior unsecured notes, due 6/15/17                                       15,638
                                                                                                                              90,120
Medical - Hospitals - 3.1%
            36,000    HCA, Inc., 6.50%, senior unsecured notes, due 2/15/16                                                   32,220
            70,000    HCA, Inc., 9.25%, senior secured notes, due 11/15/16                                                    75,249
             9,000    Tenet Healthcare Corp., 9.25%, senior unsecured notes, due 2/1/15*                                       8,955
                                                                                                                             116,424
Medical - Outpatient and Home Medical Care - 0.3%
             8,000    CRC Health Corp., 10.75%, company guaranteed notes, due 2/1/16                                           6,800
             5,000    National Mentor Holdings, Inc., 11.25%, company guaranteed notes, due 7/1/14                             5,125
                                                                                                                              11,925
Metal - Diversified - 1.1%
            19,000    Freeport-McMoRan Copper & Gold, Inc., 8.25%, senior unsecured notes, due 4/1/15                         20,639
            19,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due 4/1/17                        20,995
                                                                                                                              41,634
Multimedia - 0.3%
            15,000    LBI Media, Inc., 8.50%, senior subordinated notes, due 8/1/17                                           12,450
Music - 0.8%
            36,000    Steinway Musical Instruments, Inc., 7.00%, senior notes, due 3/1/14 (144A)ss.                           31,680
Non-Hazardous Waste Disposal - 1.0%
            11,000    Allied Waste Industries, Inc., 6.375%, secured notes, due 4/15/11                                       11,055
             7,000    Allied Waste Industries, Inc., 7.875%, senior unsecured notes, due 4/15/13                               7,271
            17,000    Allied Waste Industries, Inc., 7.25%, senior secured notes, due 3/15/15                                 17,149
                                                                                                                              35,475
Office Automation and Equipment - 0.2%
             7,000    Xerox Corp., 6.875%, senior unsecured notes, due 8/15/11 (144A)                                          7,297
Office Supplies and Forms - 1.3%
            53,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                        48,230
Oil Companies - Exploration and Production - 4.7%
            30,000    Chesapeake Energy Corp., 7.75%, company guaranteed notes, due 1/15/15                                   30,974
            24,000    Cimarex Energy Co., 7.125%, company guaranteed notes, due 5/1/17                                        24,359
            22,000    Encore Acquisition Co., 6.25%, company guaranteed notes, due 4/15/14                                    20,680
            15,000    Forest Oil Corp., 8.00%, senior unsecured notes, due 6/15/08                                            15,019
             7,000    Forest Oil Corp., 7.25%, senior unsecured notes, due 6/15/19 (144A)                                      7,228
            15,000    Hilcorp Energy Finance, 7.75%, senior unsecured notes, due 11/1/15 (144A)                               14,775
             5,000    Hilcorp Energy Finance, 9.00%, senior unsecured notes, due 6/1/16 (144A)                                 5,213
            15,000    Petrohawk Energy Corp., 9.125%, company guaranteed notes, due 7/15/13                                   15,863
            22,000    Quicksilver Resources, Inc., 7.125%, company guaranteed notes, due 4/1/16                               21,779
             3,000    Southwestern Energy Co., 7.50%, senior unsecured notes, due 2/1/18 (144A)                                3,180
            12,000    Whiting Petroleum, Corp., 7.00%, company guaranteed notes, due 2/1/14                                   12,030
                                                                                                                             171,100
Oil Field Machinery and Equipment - 0.2%
             7,000    Dresser-Rand Group, Inc., 8.625%, company guaranteed notes, due 11/1/14*                                 7,000
Oil Refining and Marketing - 0.5%
            20,000    Enterprise Products Operations, 6.30%, company guaranteed notes, due 9/15/17                            20,380
Optical Supplies - 0.3%
             9,000    Bausch & Lomb, Inc., 9.875%, senior unsecured notes, due 11/1/15 (144A)                                  9,585
Paper and Related Products - 2.3%
            18,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14                                       16,020
            27,000    Georgia-Pacific Corp., 7.125%, company guaranteed notes, due 1/15/17 (144A)                             26,730
             9,000    NewPage Corp., 10.00%, secured notes, due 5/1/12 (144A)                                                  9,608
            16,000    NewPage Corp., 12.00%, company guaranteed notes, due 5/1/13#                                            16,960
            11,000    Rock-Tenn Co., 9.25%, senior notes, due 3/15/16 (144A)                                                  11,550
             4,000    Verso Paper Holdings LLC, 11.375%, company guaranteed notes, due 8/1/16                                  4,100
                                                                                                                              84,968
Physical Therapy and Rehabilitation Centers - 0.5%
            17,000    HealthSouth Corp., 10.75%, company guaranteed notes, due 6/15/16#                                       18,275
Pipelines - 3.0%
            21,000    Dynegy Holdings, Inc., 8.75%, senior unsecured notes, due 2/15/12                                       22,259
            44,000    El Paso Corporation, 7.00%, senior unsecured notes, due 6/15/17                                         45,917
             3,000    Kinder Morgan Energy Partners, 5.95%, senior unsecured notes, due 2/15/18                                2,976
             3,000    Kinder Morgan Energy Partners, 6.95%, senior unsecured notes, Due 1/15/38                                3,041
            19,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                                  18,193
            19,000    Williams Companies, Inc., 7.125%, senior unsecured notes, due 9/1/11                                    20,187
                                                                                                                             112,573
Poultry - 0.7%
            20,000    Pilgrims Pride Corp., 7.625%, company guaranteed notes, due 5/1/15                                      19,000
            10,000    Pilgrims Pride Corp., 8.375%, company guaranteed notes, due 5/1/17                                       8,900
                                                                                                                              27,900
Private Corrections - 0.4%
             5,000    Corrections Corporation of America, 6.25%, company guaranteed notes, due 5/1/11                          4,975
             8,000    Corrections Corporation of America, 7.50%, senior unsecured notes, due 5/1/11                            8,120
                                                                                                                              13,095
Publishing - Books - 0.4%
            18,000    Cengage Learning Acquisitions, 10.50%, senior notes, due 1/15/15                                        16,290
Publishing - Newspapers - 0.9%
            35,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A)                                    33,513
Publishing - Periodicals - 0.2%
             9,000    Medimedia USA, Inc., 11.375%, senior subordinated notes, due 11/15/14 (144A)ss.                          9,180
Recycling - 0.2%
            15,000    Aleris International, Inc., 10.00%, company guaranteed notes, due 12/15/16                               9,300
REIT - Health Care - 0.3%
            12,000    Senior Housing Properties Trust, 8.625%, senior unsecured notes, due 1/15/12                            12,450
REIT - Hotels - 0.4%
            14,000    Host Marriott L.P., 6.375%, senior secured notes, due 3/15/15                                           13,440
Rental Auto/Equipment - 0.3%
            10,000    Hertz Corp., 8.875%, company guaranteed notes, due 1/1/14                                               10,075
Retail - Apparel and Shoe - 0.7%
            27,000    Hanesbrands, Inc., 8.78406%, company guaranteed notes, due 12/15/14*                                    25,448
Retail - Arts and Crafts - 0.2%
            10,000    Michael's Stores, Inc., 11.375%, company guaranteed notes, due 11/1/16                                   8,975
Retail - Computer Equipment - 0.4%
            15,000    GameStop Corp., 8.00%, company guaranteed notes, due 10/1/12                                            15,975
Retail - Drug Store - 0.3%
            11,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                            10,560
Retail - Miscellaneous/Diversified - 0.6%
             7,000    Eye Care Centers of America, Inc., 10.75%, company guaranteed notes, due 2/15/15                         7,201
            11,000    Harry & David Holdings, Inc., 10.40%, company guaranteed notes, due 3/1/12*                              9,240
             8,000    Harry & David Holdings, Inc., 9.00%, company guaranteed notes, due 3/1/13                                7,120
                                                                                                                              23,561
Retail - Propane Distribution - 1.4%
            24,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15                                      24,240
            14,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                              14,385
            12,000    Ferrellgas Partners L.P., 6.75%, senior unsecured notes, due 5/1/14                                     11,820
                                                                                                                              50,445
Retail - Restaurants - 1.0%
            24,000    Landry's Restaurants, Inc., 9.50%, company guaranteed notes, due 12/15/14*                              23,310
            13,000    Denny's Holdings, Inc., 10.00%, company guaranteed notes, due 10/1/12                                   12,399
                                                                                                                              35,709
Retail - Vitamins/Nutritional Supplement - 0.4%
            16,000    General Nutrition Center, 7.19938%, company guaranteed notes, due 3/15/14*                              13,960
Rubber - Tires - 0.3%
            10,000    Goodyear Tire & Rubber Co., 9.00%, senior unsecured notes, due 7/1/15#                                  10,875
Seismic Data Collection - 0.2%
             9,000    Compagnie Generale de Geophysique-Veritas, 7.75%, company guaranteed notes, due 5/15/17                  9,293
Special Purpose Entity - 11.8%
           350,000    Dow Jones Credit Default, Series HY-10-T, 8.875%, pass through certificates,
                       due 6/29/13 (144A)                                                                                    342,754
            20,000    Kar Holding, Inc., 8.75%, company guarantee note, due 5/1/14                                            19,200
             8,000    Kar Holding Inc., 10.0%, company guarantee notes, due 5/1/15                                             7,600
            18,000    NSG Holdings LLC, 7.75%, senior secured notes, due 12/15/25                                             17,550
            52,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                             48,360
                                                                                                                             435,464
Steel - Producers - 0.7%
             7,000    Steel Dynamics, Inc., 7.375%, senior notes, due 11/1/12 (144A)                                           7,123
            19,000    Steel Dynamics, Inc., 7.75%, senior notes, due 4/15/16 (144A)                                           19,427
                                                                                                                              26,550
Telecommunication Services - 1.2%
            22,000    Fairpoint Communications, 13.125%, corporate senior notes, due 4/1/18                                   22,220
             4,000    Qwest Corp., 5.625%, senior unsecured notes, due 11/15/08                                                3,995
            17,000    Time Warner Telecom Holdings, Inc., 9.25%, company guaranteed notes, due 2/15/14                        17,595
                                                                                                                              43,810
Telephone - Integrated - 2.4%
            17,000    Cincinnati Bell, Inc., 8.375%, company guaranteed notes, due 1/15/14                                    16,915
             9,000    Citizens Communications Company, 6.625%, senior unsecured notes, due 3/15/15                             8,438
            23,000    Level 3 Financing, Inc., 8.75%, company guaranteed notes, due 2/15/17                                   19,665
            32,000    Qwest Communications International, 7.25%, company guaranteed notes, due 2/15/11                        31,760
            12,000    Virgin Media Finance PLC, 9.125%, company guaranteed notes, due 8/15/16                                 11,580
                                                                                                                              88,358
Transportation - Marine - 0.7%
            26,000    Ship Finance International, Ltd., 8.50%, company guaranteed notes, due 12/15/13                         26,260
Transportation - Railroad - 0.9%
             8,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.375%, senior unsubordinated notes,
                       due 5/1/12                                                                                              8,340
            18,000    Kansas City Southern de Mexico, 7.625%, senior unsubordinated notes, due 12/1/13                        17,213
             8,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                                  7,590
                                                                                                                              33,143
Wire and Cable Products - 0.6%
            24,000    General Cable Corp., 7.125%, company guaranteed notes, due 4/1/17                                       23,400
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Debt (cost $3,224,765)                                                                                     3,197,194
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
Finance - Investment Bankers/Brokers - 0.2%
               350    Citigroup, Inc. (cost $8,750)                                                                            8,873
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 11.2%
           337,107    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                 337,107
            81,880    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                     81,880
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $418,987)                                                                                          418,987
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.7%
            15,379    Repurchase Agreements+                                                                                  15,379
            46,998    Time Deposits+                                                                                          46,998
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $62,377)                                                                                         62,377
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,767,520) - 100%                                                                      $    3,731,434
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
April 30, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           $     35,603              1.0%
Canada                                                  18,193              0.5%
China                                                   48,360              1.3%
Mexico                                                   8,340              0.2%
United Kingdom                                          14,684              0.4%
United States++                                      3,606,254             96.6%
--------------------------------------------------------------------------------
Total                                             $  3,731,434            100.0%

++ Includes Short-Term Securities and Other Securities (83.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC            Public Limited Company

REIT           Real Estate Investment Trust

*     Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2008)

                                                             Acquisition        Acquisition                   Value as a % of
                                                                Date                Cost         Value     Investment Securities
--------------------------------------------------------------------------------------------------------------------------------
Cardtronics, Inc., 9.25%                                 7/17/07 - 11/15/07          $ 14,600     $ 14,269                  0.4%
     senior subordinated notes, due 8/15/13 (144A)
Innophos Holdings, Inc., 9.50%
     senior unsecured notes, due 4/15/12 (144A)          4/11/07 - 11/19/07             8,985        8,685                  0.2%
Medimedia USA, Inc., 11.375%
     senior subordinated notes, due 11/15/14 (144A)       11/1/06 - 11/2/06             9,150        9,180                  0.2%
Seminole Hard Rock Entertainment, 5.30%
     senior secured notes, due 3/15/14 (144A)             5/9/07 - 11/1/07             17,294       14,238                  0.4%
Steinway Musical Instruments, Inc., 7.00%
     senior notes, due 3/1/14 (144A)                     11/14/07 - 12/5/07            35,240       31,680                  0.8%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     $ 85,269     $ 78,052                  2.0%
================================================================================================================================

The Fund has registration rights for certain restricted securities held as of April 30, 2008. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2008.

Janus Adviser INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.8%
Advertising Agencies - 0%
             1,100    Omnicom Group, Inc.                                                                             $       52,514
Aerospace and Defense - 2.6%
            10,400    Boeing Co.                                                                                             882,544
             6,100    General Dynamics Corp.                                                                                 551,562
            15,500    Lockheed Martin Corp.                                                                                1,643,620
             2,700    Northrop Grumman Corp.                                                                                 198,639
             4,300    Raytheon Co.                                                                                           275,071
                                                                                                                           3,551,436
Aerospace and Defense - Equipment - 1.1%
            11,600    B.F. Goodrich Co.                                                                                      790,540
             8,900    United Technologies Corp.                                                                              644,983
                                                                                                                           1,435,523
Agricultural Chemicals - 0.3%
             3,700    Monsanto Co.                                                                                           421,874
Agricultural Operations - 0%
               400    Archer-Daniels-Midland Co.                                                                              17,624
Airlines - 0.1%
             6,400    Southwest Airlines Co.                                                                                  84,736
Apparel Manufacturers - 0.4%
             7,900    VF Corp.                                                                                               587,602
Appliances - 0.1%
             1,000    Whirlpool Corp.                                                                                         72,780
Applications Software - 1.3%
             2,700    Citrix Systems, Inc.*                                                                                   88,425
             1,900    Compuware Corp.*                                                                                        14,326
             7,900    Intuit, Inc.*                                                                                          213,063
            47,600    Microsoft Corp.                                                                                      1,357,552
                                                                                                                           1,673,366
Athletic Footwear - 0.4%
             7,700    NIKE, Inc. - Class B                                                                                   514,360
Automotive - Cars and Light Trucks - 0.5%
             5,700    Ford Motor Co.*,#                                                                                       47,082
            27,800    General Motors Corp.#                                                                                  644,960
                                                                                                                             692,042
Automotive - Medium and Heavy Duty Trucks - 0.4%
            12,150    PACCAR, Inc.#                                                                                          574,938
Automotive - Truck Parts and Equipment - Original - 0.8%
            28,600    Johnson Controls, Inc.                                                                               1,008,436
Beverages - Non-Alcoholic - 3.9%
            38,900    Coca-Cola Co.                                                                                        2,290,043
            33,300    Coca-Cola Enterprises, Inc.                                                                            749,250
            16,000    Pepsi Bottling Group, Inc.                                                                             539,360
            25,000    PepsiCo, Inc.                                                                                        1,713,250
                                                                                                                           5,291,903
Beverages - Wine and Spirits - 0.8%
             9,100    Brown-Forman Corp. - Class B                                                                           618,982
            21,400    Constellation Brands, Inc. - Class A*                                                                  392,904
                                                                                                                           1,011,886
Brewery - 0.2%
             3,600    Molson Coors Brewing Co. - Class B                                                                     197,424
Broadcast Services and Programming - 0.3%
            12,700    Clear Channel Communications, Inc.                                                                     382,905
Building - Residential and Commercial - 0.4%
             5,300    Centex Corp.                                                                                           110,346
             6,400    D.R. Horton, Inc.                                                                                       99,136
             3,100    KB Home                                                                                                 69,750
            14,300    Pulte Homes, Inc.                                                                                      186,472
                                                                                                                             465,704
Building Products - Air and Heating - 0%
               400    Trane, Inc.                                                                                             18,604
Cable Television - 0.9%
            34,000    Comcast Corp. - Class A                                                                                698,700
            20,900    DIRECTV Group, Inc.*                                                                                   514,976
                                                                                                                           1,213,676
Casino Services - 0%
             1,000    International Game Technology                                                                           34,740
Chemicals - Diversified - 0.5%
               800    Dow Chemical Co.                                                                                        32,120
            10,300    PPG Industries, Inc.                                                                                   632,111
                                                                                                                             664,231
Chemicals - Specialty - 0.4%
             4,700    Ecolab, Inc.                                                                                           216,012
               400    International Flavors & Fragrances, Inc.                                                                18,244
             5,200    Sigma-Aldrich Corp.                                                                                    296,504
                                                                                                                             530,760
Coal - 0.2%
             3,500    CONSOL Energy, Inc.                                                                                    283,360
               600    Peabody Energy Corp.                                                                                    36,678
                                                                                                                             320,038
Coatings and Paint Products - 0%
               100    Sherwin-Williams Co.                                                                                     5,532
Commercial Banks - 0.7%
             9,700    BB&T Corp.#                                                                                            332,613
             3,000    M&T Bank Corp.                                                                                         279,690
            10,300    Marshall & Ilsley Corporation                                                                          257,294
                                                                                                                             869,597
Commercial Services - Finance - 0.2%
             1,900    Equifax, Inc.                                                                                           72,713
             8,500    H&R Block, Inc.                                                                                        185,895
                                                                                                                             258,608
Computer Aided Design - 0%
               900    Autodesk, Inc.*                                                                                         34,200
Computers - 3.9%
             8,700    Apple, Inc.*                                                                                         1,513,365
            16,500    Dell, Inc.*                                                                                            307,395
            43,700    Hewlett-Packard Co.                                                                                  2,025,495
            11,900    IBM Corp.                                                                                            1,436,330
                                                                                                                           5,282,585
Computers - Integrated Systems - 0%
               900    Terdata Corp.*                                                                                          19,161
Computers - Memory Devices - 0.6%
            47,900    EMC Corp.*                                                                                             737,660
             1,400    SanDisk Corp.*                                                                                          37,926
                                                                                                                             775,586
Consumer Products - Miscellaneous - 0.1%
             1,200    Fortune Brands, Inc.                                                                                    81,144
             1,000    Kimberly-Clark Corp.                                                                                    63,990
                                                                                                                             145,134
Containers - Metal and Glass - 0%
               800    Ball Corp.                                                                                              43,024
Cosmetics and Toiletries - 3.1%
             2,700    Avon Products, Inc.                                                                                    105,354
            17,500    Colgate-Palmolive Co.                                                                                1,237,250
            42,388    Procter & Gamble Co.                                                                                 2,842,115
                                                                                                                           4,184,719
Cruise Lines - 0%
               600    Carnival Corp. (U.S. Shares)                                                                            24,102
Data Processing and Management - 0.1%
             2,200    Fidelity National Information Services, Inc.                                                            79,332
Dental Supplies and Equipment - 0.2%
             5,800    Patterson Companies, Inc.*                                                                             198,360
Disposable Medical Products - 0%
               300    C.R. Bard, Inc.                                                                                         28,251
Distribution/Wholesale - 0%
               600    W.W. Grainger, Inc.                                                                                     52,026
Diversified Operations - 7.1%
             8,400    3M Co.                                                                                                 645,960
             5,300    Cooper Industries, Ltd. - Class A                                                                      224,667
             1,800    Danaher Corp.                                                                                          140,436
               800    Dover Corp.                                                                                             39,576
               800    Eaton Corp.                                                                                             70,272
           144,700    General Electric Co.                                                                                 4,731,690
            20,900    Honeywell International, Inc.                                                                        1,241,460
             4,000    Illinois Tool Works, Inc.                                                                              209,160
            17,300    Ingersoll-Rand Co. - Class A#                                                                          767,774
               600    ITT Corp.                                                                                               38,400
            16,000    Leucadia National Corp.                                                                                819,520
               600    Parker Hannifin Corp.                                                                                   47,910
             9,300    Textron, Inc.                                                                                          567,393
                                                                                                                           9,544,218
Drug Delivery Systems - 0.1%
             1,600    Hospira, Inc.*                                                                                          65,840
E-Commerce/Products - 1.0%
            16,900    Amazon.com, Inc.*                                                                                    1,328,847
E-Commerce/Services - 0.1%
             6,800    Expedia, Inc.*                                                                                         171,768
Electric - Integrated - 6.1%
             1,800    Allegheny Energy, Inc.                                                                                  96,840
             9,000    Ameren Corp.                                                                                           408,240
            11,500    American Electric Power Company, Inc.                                                                  513,245
            10,100    Constellation Energy Group, Inc.                                                                       854,965
             3,800    Edison International                                                                                   198,246
            11,800    Entergy Corp.                                                                                        1,355,348
             1,500    Exelon Corp.                                                                                           128,220
             7,600    FirstEnergy Corp.                                                                                      574,864
            21,500    FPL Group, Inc.                                                                                      1,425,235
             3,400    PG&E Corp.                                                                                             136,000
            32,500    PPL Corp.                                                                                            1,560,650
            19,300    Public Service Enterprise Group, Inc.                                                                  847,463
             1,900    Southern Co.                                                                                            70,737
                                                                                                                           8,170,053
Electric Products - Miscellaneous - 0.1%
             1,100    Emerson Electric Co.                                                                                    57,486
             2,900    Molex, Inc.                                                                                             82,302
                                                                                                                             139,788
Electronic Components - Semiconductors - 1.5%
            25,900    Advanced Micro Devices, Inc.*,#                                                                        154,364
             1,500    Altera Corp.                                                                                            31,920
            42,500    Intel Corp.                                                                                            946,050
             3,200    MEMC Electronic Materials, Inc.*                                                                       201,504
               600    Microchip Technology, Inc.#                                                                             22,050
            29,400    Micron Technology, Inc.*                                                                               226,968
             1,400    National Semiconductor Corp.                                                                            28,546
             3,000    NVIDIA Corp.*                                                                                           61,650
            12,800    Texas Instruments, Inc.                                                                                373,248
                                                                                                                           2,046,300
Electronics - Military - 0.2%
             2,000    L-3 Communications Holdings, Inc.                                                                      222,900
Engineering - Research and Development Services - 0.9%
             3,900    Fluor Corp.                                                                                            596,193
             7,400    Jacobs Engineering Group, Inc.*                                                                        638,842
                                                                                                                           1,235,035
Engines - Internal Combustion - 0.6%
            13,100    Cummins, Inc.                                                                                          820,715
Enterprise Software/Services - 0.7%
               800    BMC Software, Inc.*                                                                                     27,808
            45,735    Oracle Corp.*                                                                                          953,575
                                                                                                                             981,383
Entertainment Software - 0.1%
             1,400    Electronic Arts, Inc.*                                                                                  72,058
Fiduciary Banks - 0.3%
             5,700    Northern Trust Corp.                                                                                   422,427
Filtration and Separations Products - 0%
             1,500    Pall Corp.                                                                                              52,155
Finance - Consumer Loans - 0.2%
            13,700    SLM Corp.                                                                                              253,861
Finance - Credit Card - 0.1%
             1,400    American Express Co.                                                                                    67,228
Finance - Investment Bankers/Brokers - 1.0%
             5,300    Charles Schwab Corp.                                                                                   114,480
            25,200    Citigroup, Inc.                                                                                        636,804
             1,400    Goldman Sachs Group, Inc.                                                                              267,918
             4,100    JP Morgan Chase & Co.                                                                                  195,365
             1,300    Lehman Brothers Holdings, Inc.                                                                          57,512
                                                                                                                           1,272,079
Finance - Mortgage Loan Banker - 0.3%
             9,300    Fannie Mae                                                                                             263,190
             6,100    Freddie Mac                                                                                            151,951
                                                                                                                             415,141
Finance - Other Services - 0.3%
               500    CME Group, Inc.                                                                                        228,725
               500    IntercontinentalExchange, Inc.*                                                                         77,575
               700    NYSE Euronext                                                                                           46,270
                                                                                                                             352,570
Financial Guarantee Insurance - 0.1%
            16,000    MBIA, Inc.#                                                                                            166,400
Food - Confectionary - 0.2%
             3,500    Wm. Wrigley Jr. Co.#                                                                                   266,560
Food - Meat Products - 0.2%
            14,300    Tyson Foods, Inc. - Class A                                                                            254,540
Food - Miscellaneous/Diversified - 0.9%
             1,000    ConAgra Foods, Inc.                                                                                     23,560
             1,800    General Mills, Inc.                                                                                    108,720
             7,300    H.J. Heinz Co.                                                                                         343,319
            10,300    Kellogg Co.                                                                                            527,051
             7,700    Kraft Foods, Inc. - Class A                                                                            243,551
                                                                                                                           1,246,201
Food - Retail - 1.7%
            39,600    Kroger Co.                                                                                           1,079,100
            15,000    Safeway, Inc.                                                                                          474,000
             8,100    Supervalu, Inc.                                                                                        268,110
            14,800    Whole Foods Market, Inc.#                                                                              483,072
                                                                                                                           2,304,282
Food - Wholesale/Distribution - 0.1%
             4,700    Sysco Corp.                                                                                            143,679
Forestry - 0.1%
             3,000    Plum Creek Timber Company, Inc.                                                                        122,520
               500    Weyerhaeuser Co.                                                                                        31,940
                                                                                                                             154,460
Gas - Distribution - 0%
               600    Sempra Energy Co.                                                                                       34,002
Gold Mining - 0%
               600    Newmont Mining Corp.                                                                                    26,526
Home Decoration Products - 0%
             1,200    Newell Rubbermaid, Inc.                                                                                 24,636
Hotels and Motels - 0.1%
             3,400    Wyndham Worldwide Corp.                                                                                 73,032
Human Resources - 0%
             1,300    Robert Half International, Inc.                                                                         30,810
Industrial Automation and Robotics - 0.2%
             3,600    Rockwell Automation, Inc.                                                                              195,228
Industrial Gases - 0.7%
             5,100    Air Products and Chemicals, Inc.                                                                       501,993
             4,900    Praxair, Inc.                                                                                          447,419
                                                                                                                             949,412
Instruments - Scientific - 1.1%
            10,600    Applera Corp. - Applied Biosystems Group                                                               338,246
             3,100    PerkinElmer, Inc.                                                                                       82,336
            15,900    Thermo Fisher Scientific, Inc.*,#                                                                      920,133
             1,300    Waters Corp.*                                                                                           79,898
                                                                                                                           1,420,613
Insurance Brokers - 0%
               900    Aon Corp.                                                                                               40,851
Internet Security - 0.4%
            21,600    Symantec Corp.*                                                                                        371,952
             4,100    VeriSign, Inc.*                                                                                        147,805
                                                                                                                             519,757
Investment Companies - 0%
             1,000    American Capital Strategies, Ltd.#                                                                      31,750
Investment Management and Advisory Services - 0.2%
             2,000    Federated Investors, Inc. - Class B                                                                     66,960
               200    Franklin Resources, Inc.                                                                                19,030
             4,000    T. Rowe Price Group, Inc.                                                                              234,240
                                                                                                                             320,230
Life and Health Insurance - 0.8%
             7,700    AFLAC, Inc.                                                                                            513,359
             2,600    Principal Financial Group, Inc.                                                                        139,516
             2,800    Prudential Financial, Inc.                                                                             211,988
            11,200    UnumProvident Corp.                                                                                    259,952
                                                                                                                           1,124,815
Linen Supply and Related Items - 0%
             1,100    Cintas Corp.                                                                                            32,571
Machinery - Construction and Mining - 0.7%
             9,400    Caterpillar, Inc.                                                                                      769,672
             1,900    Terex Corp.*                                                                                           132,392
                                                                                                                             902,064
Machinery - Farm - 0.2%
             3,800    Deere & Co.                                                                                            319,466
Medical - Biomedical and Genetic - 0.7%
             4,900    Amgen, Inc.*                                                                                           205,163
             3,800    Biogen Idec, Inc.*                                                                                     230,622
             5,900    Celgene Corp.*                                                                                         366,626
             2,700    Genzyme Corp.*                                                                                         189,945
                                                                                                                             992,356
Medical - Drugs - 5.0%
            21,400    Abbott Laboratories                                                                                  1,128,850
             3,000    Allergan, Inc.                                                                                         169,110
            29,900    Bristol-Myers Squibb Co.                                                                               656,903
             6,600    Eli Lilly and Co.                                                                                      317,724
            84,500    Merck & Company, Inc.                                                                                3,214,380
            26,500    Pfizer, Inc.                                                                                           532,915
            35,600    Schering-Plough Corp.                                                                                  655,396
                                                                                                                           6,675,278
Medical - Generic Drugs - 0.1%
             2,600    Watson Pharmaceuticals, Inc.*                                                                           80,704
Medical - HMO - 0.9%
             3,800    Aetna, Inc.                                                                                            165,680
            21,900    CIGNA Corp.                                                                                            935,349
             1,200    Coventry Health Care, Inc.*                                                                             53,676
               600    Humana, Inc.*                                                                                           28,674
                                                                                                                           1,183,379
Medical - Wholesale Drug Distributors - 0%
               600    Cardinal Health, Inc.                                                                                   31,242
Medical Information Systems - 0.1%
             3,300    IMS Health, Inc.                                                                                        81,675
Medical Instruments - 0%
               500    Medtronic, Inc.                                                                                         24,340
Medical Labs and Testing Services - 0.6%
            16,300    Quest Diagnostics, Inc.                                                                                817,934
Medical Products - 2.8%
            18,500    Baxter International, Inc.                                                                           1,152,920
               300    Becton, Dickinson and Co.                                                                               26,820
            17,300    Johnson & Johnson                                                                                    1,160,657
            19,200    Stryker Corp.                                                                                        1,244,736
               800    Varian Medical Systems, Inc.*                                                                           37,504
             1,700    Zimmer Holdings, Inc.*                                                                                 126,072
                                                                                                                           3,748,709
Metal - Aluminum - 0.1%
             2,800    Alcoa, Inc.                                                                                             97,384
Metal - Diversified - 0.2%
             1,921    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         218,514
Metal Processors and Fabricators - 1.0%
            11,300    Precision Castparts Corp.                                                                            1,328,428
Motorcycle and Motor Scooter Manufacturing - 0%
               800    Harley-Davidson, Inc.                                                                                   30,600
Multi-line Insurance - 1.9%
             2,200    Allstate Corp.                                                                                         110,792
             8,200    American International Group, Inc.                                                                     378,840
             2,900    Cincinnati Financial Corp.                                                                             104,110
            42,100    Loews Corp.                                                                                          1,772,831
             2,100    MetLife, Inc.                                                                                          127,785
             1,900    XL Capital, Ltd. - Class A                                                                              66,291
                                                                                                                           2,560,649
Multimedia - 0.6%
             3,300    E.W. Scripps Co. - Class A                                                                             148,203
            26,500    News Corporation, Inc. - Class A                                                                       474,350
             4,200    Walt Disney Co.                                                                                        136,206
                                                                                                                             758,759
Networking Products - 1.9%
            72,400    Cisco Systems, Inc.*                                                                                 1,856,336
            24,600    Juniper Networks, Inc.*                                                                                679,452
                                                                                                                           2,535,788
Non-Hazardous Waste Disposal - 0%
             1,300    Waste Management, Inc.                                                                                  46,930
Oil - Field Services - 1.9%
             3,900    Baker Hughes, Inc.                                                                                     315,432
            11,700    Schlumberger, Ltd. (U.S. Shares)                                                                     1,176,435
             6,800    Smith International, Inc.#                                                                             520,268
             1,607    Transocean, Inc. (U.S. Shares)*                                                                        236,968
             3,900    Weatherford International, Ltd.*                                                                       314,613
                                                                                                                           2,563,716
Oil and Gas Drilling - 0%
             1,000    Noble Corp.                                                                                             56,280
Oil Companies - Exploration and Production - 1.3%
             5,400    Anadarko Petroleum Corp.                                                                               359,424
             1,200    Apache Corp.                                                                                           161,616
               900    Chesapeake Energy Corp.                                                                                 46,530
               700    Devon Energy Corp.                                                                                      79,380
               500    Noble Energy, Inc.                                                                                      43,500
             8,100    Occidental Petroleum Corp.                                                                             674,001
             3,800    Questar Corp.                                                                                          235,714
               200    Range Resources Corp.                                                                                   13,276
             1,150    XTO Energy, Inc.                                                                                        71,139
                                                                                                                           1,684,580
Oil Companies - Integrated - 8.5%
            25,197    Chevron Corp.                                                                                        2,422,692
            15,600    ConocoPhillips                                                                                       1,343,940
            68,300    Exxon Mobil Corp.                                                                                    6,356,681
               100    Hess Corp.                                                                                              10,620
            15,240    Marathon Oil Corp.                                                                                     694,487
             5,800    Murphy Oil Corp.                                                                                       523,972
                                                                                                                          11,352,392
Oil Field Machinery and Equipment - 0.8%
             2,000    Cameron International Corp.*                                                                            98,460
            14,600    National-Oilwell Varco, Inc.*                                                                          999,370
                                                                                                                           1,097,830
Oil Refining and Marketing - 0.4%
             2,200    Tesoro Corp.                                                                                            55,308
            10,600    Valero Energy Corp.                                                                                    517,810
                                                                                                                             573,118
Paper and Related Products - 0.1%
             1,800    International Paper Co.                                                                                 47,106
               700    MeadWestvaco Corp.                                                                                      18,410
                                                                                                                              65,516
Pharmacy Services - 1.3%
             4,100    Express Scripts, Inc. - Class A*                                                                       287,082
            30,526    Medco Health Solutions, Inc.*                                                                        1,512,258
                                                                                                                           1,799,340
Photo Equipment and Supplies - 0%
             1,900    Eastman Kodak Co.                                                                                       33,991
Pipelines - 0%
             1,700    Williams Companies, Inc.                                                                                60,350
Printing - Commercial - 0%
             1,400    R.R. Donnelley & Sons Co.                                                                               42,896
Property and Casualty Insurance - 0.2%
             8,200    Progressive Corp.                                                                                      149,158
               600    SAFECO Corp.                                                                                            40,044
             1,900    Travelers Companies, Inc.                                                                               95,760
                                                                                                                             284,962
Publishing - Newspapers - 0.1%
               200    Washington Post Co. - Class B                                                                          131,120
REIT - Apartments - 0.1%
               300    Avalonbay Communities, Inc.                                                                             30,600
             1,600    Equity Residential                                                                                      66,432
                                                                                                                              97,032
REIT - Health Care - 0.1%
             4,100    HCP, Inc.                                                                                              146,370
REIT - Regional Malls - 0%
               200    Simon Property Group, Inc.                                                                              19,972
REIT - Storage - 0%
               300    Public Storage                                                                                          27,210
REIT - Warehouse and Industrial - 0.1%
             1,100    ProLogis                                                                                                68,871
Retail - Apparel and Shoe - 0.4%
             1,600    Abercrombie & Fitch Co. - Class A                                                                      118,896
             5,400    Coach, Inc.*                                                                                           192,078
             8,900    Gap, Inc.                                                                                              165,718
                                                                                                                             476,692
Retail - Auto Parts - 0%
               100    AutoZone, Inc.*                                                                                         12,075
Retail - Bedding - 0%
             1,100    Bed Bath & Beyond, Inc.*                                                                                35,750
Retail - Computer Equipment - 0.4%
             8,900    GameStop Corp. - Class A*                                                                              489,856
Retail - Consumer Electronics - 0.1%
             4,100    Best Buy Company, Inc.                                                                                 176,382
               900    RadioShack Corp.                                                                                        12,510
                                                                                                                             188,892
Retail - Discount - 0.4%
             1,400    Costco Wholesale Corp.                                                                                  99,750
             2,600    Target Corp.                                                                                           138,138
             7,100    TJX Companies, Inc.                                                                                    228,762
             1,600    Wal-Mart Stores, Inc.                                                                                   92,768
                                                                                                                             559,418
Retail - Drug Store - 0.7%
            21,954    CVS/Caremark Corp.                                                                                     886,283
Retail - Jewelry - 0.3%
             8,300    Tiffany & Co.                                                                                          361,382
Retail - Major Department Stores - 0%
               500    Sears Holdings Corp.*,#                                                                                 49,305
Retail - Office Supplies - 0%
             2,700    Office Depot, Inc.*                                                                                     34,236
             1,200    Staples, Inc.                                                                                           26,040
                                                                                                                              60,276
Retail - Regional Department Stores - 0.1%
             3,100    Kohl's Corp.*,#                                                                                        151,435
Retail - Restaurants - 1.3%
            25,600    McDonald's Corp.                                                                                     1,525,248
             5,000    Yum! Brands, Inc.                                                                                      203,400
                                                                                                                           1,728,648
Rubber - Tires - 0%
               800    Goodyear Tire & Rubber Co.*                                                                             21,424
Savings/Loan/Thrifts - 0.5%
            24,700    Hudson City Bancorp, Inc.                                                                              472,511
            20,900    Washington Mutual, Inc.#                                                                               256,861
                                                                                                                             729,372
Schools - 0.5%
            12,700    Apollo Group, Inc. - Class A*                                                                          646,430
Semiconductor Components/Integrated Circuits - 0.2%
             2,800    Analog Devices, Inc.                                                                                    90,188
             4,300    Linear Technology Corp.#                                                                               150,328
                                                                                                                             240,516
Semiconductor Equipment - 0%
             2,200    Applied Materials, Inc.                                                                                 41,052
               400    KLA-Tencor Corp.                                                                                        17,472
                                                                                                                              58,524
Steel - Producers - 0.2%
             1,300    United States Steel Corp.                                                                              200,135
Steel - Specialty - 0%
               300    Allegheny Technologies, Inc.                                                                            20,649
Super-Regional Banks - 1.9%
            48,754    Bank of America Corp.                                                                                1,830,225
               800    Capital One Financial Corp.                                                                             42,400
               200    Comerica, Inc.                                                                                           6,946
             1,500    Fifth Third Bancorp                                                                                     32,145
             1,600    PNC Bank Corp.                                                                                         110,960
             1,000    SunTrust Banks, Inc.                                                                                    55,750
             1,900    U.S. Bancorp                                                                                            64,391
            15,400    Wells Fargo & Co.                                                                                      458,150
                                                                                                                           2,600,967
Telecommunication Equipment - Fiber Optics - 0.3%
             5,700    Ciena Corp.*                                                                                           192,717
             9,400    Corning, Inc.                                                                                          251,074
                                                                                                                             443,791
Telecommunication Services - 0.2%
             7,100    Embarq Corp.                                                                                           295,147
               757    Fairpoint Communications, Inc.                                                                           6,972
                                                                                                                             302,119
Telephone - Integrated - 4.9%
           132,305    AT&T, Inc.                                                                                           5,121,526
               700    CenturyTel, Inc.                                                                                        22,715
             5,400    Sprint Nextel Corp.                                                                                     43,146
            33,800    Verizon Communications, Inc.                                                                         1,300,624
             1,971    Windstream Corp.                                                                                        23,140
                                                                                                                           6,511,151
Television - 0%
               400    CBS Corp. - Class B                                                                                      9,228
Therapeutics - 0%
               700    Gilead Sciences, Inc.*                                                                                  36,232
Tobacco - 0.4%
             9,700    Altria Group, Inc.                                                                                     194,000
             5,500    Philip Morris International, Inc.*                                                                     280,665
                                                                                                                             474,665
Tools - Hand Held - 0.1%
             1,600    Black & Decker Corp.                                                                                   105,008
Transportation - Railroad - 0.2%
             2,200    CSX Corp.                                                                                              138,490
             1,200    Union Pacific Corp.                                                                                    174,228
                                                                                                                             312,718
Transportation - Services - 0.2%
             3,200    Expeditors International of Washington, Inc.                                                           149,088
             1,100    United Parcel Service, Inc. - Class B                                                                   79,651
                                                                                                                             228,739
Web Portals/Internet Service Providers - 0.6%
             1,500    Google, Inc. - Class A*                                                                                861,435
Wireless Equipment - 0.2%
             1,100    American Tower Corp. - Class A*                                                                         47,762
            17,500    Motorola, Inc.                                                                                         174,300
                                                                                                                             222,062
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $123,787,991)                                                                                   131,378,962
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.2%
           260,699    Allianz Dresdner Daily Asset Fund+                                                                     260,699
           666,527    Repurchase Agreements+                                                                                 666,527
         2,031,647    Time Deposits+                                                                                       2,031,647
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $2,958,873)                                                                                   2,958,873

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $126,746,864) - 100%                                                                    $  134,337,835
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                       $      1,307,054              1.0%
Cayman Islands                                         359,539              0.3%
Netherlands                                          1,176,435              0.9%
Panama                                                  24,102              0.0%
United States++                                    131,470,705             97.8%
--------------------------------------------------------------------------------
Total                                         $    134,337,835            100.0%
                                                   ===========            ======

++    Includes Other Securities (95.6% excluding Other Securities).

Notes to Schedule of Investments (unaudited)

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.7%
Aerospace and Defense - 1.5%
           117,400    Boeing Co.                                                                           $               9,962,564
             8,100    General Dynamics Corp.                                                                                 732,402
            93,000    Lockheed Martin Corp.                                                                                9,861,720
            19,300    Northrop Grumman Corp.                                                                               1,419,901
             9,500    Raytheon Co.                                                                                           607,715
                                                                                                                          22,584,302
Aerospace and Defense - Equipment - 1.5%
            54,200    Alliant Techsystems, Inc.* ,#                                                                        5,948,992
           167,900    B.F. Goodrich Co.                                                                                   11,442,385
            85,700    United Technologies Corp.                                                                            6,210,679
                                                                                                                          23,602,056
Agricultural Chemicals - 0.7%
            34,600    Monsanto Co.                                                                                         3,945,092
            55,000    Mosaic Co.*                                                                                          6,738,050
                                                                                                                          10,683,142
Airlines - 0.2%
           169,100    Delta Air Lines, Inc.* ,#                                                                            1,439,041
            67,900    Northwest Airlines Corp.*                                                                              655,914
            57,400    Southwest Airlines Co.                                                                                 759,976
                                                                                                                           2,854,931
Applications Software - 4.1%
            16,200    Citrix Systems, Inc.*                                                                                  530,550
           112,400    Intuit, Inc.*                                                                                        3,031,428
         2,068,100    Microsoft Corp.                                                                                     58,982,212
             9,300    Salesforce.com, Inc.*                                                                                  620,589
                                                                                                                          63,164,779
Athletic Footwear - 0.4%
            85,400    NIKE, Inc. - Class B                                                                                 5,704,720
Automotive - Medium and Heavy Duty Trucks - 0.1%
             9,100    Oshkosh Truck Corp.                                                                                    369,460
            17,100    PACCAR, Inc. #                                                                                         809,172
                                                                                                                           1,178,632
Automotive - Truck Parts and Equipment - Original - 0.4%
            48,800    Borg-Warner Automotive, Inc.                                                                         2,398,520
            95,700    Johnson Controls, Inc.                                                                               3,374,382
                                                                                                                           5,772,902
Batteries and Battery Systems - 0.5%
            89,000    Energizer Holdings, Inc.*                                                                            7,036,340
Beverages - Non-Alcoholic - 4.8%
           659,900    Coca-Cola Co.                                                                                       38,848,313
             7,400    Hansen Natural Corp.* ,#                                                                               261,886
            70,500    Pepsi Bottling Group, Inc.                                                                           2,376,555
           484,600    PepsiCo, Inc.                                                                                       33,209,638
                                                                                                                          74,696,392
Beverages - Wine and Spirits - 0.5%
           110,100    Brown-Forman Corp. - Class B                                                                         7,489,002
Brewery - 0%
            11,300    Anheuser-Busch Companies, Inc.                                                                         555,960
Broadcast Services and Programming - 1.3%
             1,700    Clear Channel Communications, Inc.                                                                      51,255
           261,800    Discovery Holding Co. - Class A*                                                                     6,063,288
           420,400    Liberty Global, Inc. - Class A*                                                                     14,877,956
                                                                                                                          20,992,499
Building Products - Cement and Aggregate - 0%
             3,100    Martin Marietta Materials, Inc. #                                                                      339,078
Cable Television - 0.3%
            53,200    Cablevision Systems New York Group - Class A*                                                        1,223,600
            12,300    Comcast Corp. - Class A                                                                                252,765
            88,000    DIRECTV Group, Inc.*                                                                                 2,168,320
            42,800    DISH Network Corp. - Class A*                                                                        1,277,152
             1,300    Time Warner Cable, Inc. - Class A*                                                                      36,400
                                                                                                                           4,958,237
Casino Hotels - 0.8%
            16,700    Las Vegas Sands Corp.* ,#                                                                            1,272,874
           197,200    MGM Mirage*,#                                                                                       10,086,780
             3,100    Wynn Resorts, Ltd.*                                                                                    326,554
                                                                                                                          11,686,208
Casino Services - 0%
             9,200    International Game Technology                                                                          319,608
Cellular Telecommunications - 0%
            10,600    MetroPCS Communications, Inc.*                                                                         208,184
Chemicals - Diversified - 0%
             2,300    Celanese Corp. - Class A                                                                               102,925
Chemicals - Specialty - 0.3%
            47,000    Ecolab, Inc.                                                                                         2,160,120
             5,600    Lubrizol Corp.                                                                                         326,592
            49,900    Sigma-Aldrich Corp.                                                                                  2,845,298
                                                                                                                           5,332,010
Coal - 0.3%
             8,500    Arch Coal, Inc.                                                                                        487,560
            39,900    CONSOL Energy, Inc.                                                                                  3,230,304
            16,300    MASSEY ENERGY CO.                                                                                      852,979
                                                                                                                           4,570,843
Commercial Banks - 0.1%
            15,100    Bank of Hawaii Corp.                                                                                   827,933
Commercial Services - 0.3%
             8,200    Alliance Data Systems Corp.*                                                                           470,762
           130,800    Iron Mountain, Inc.*                                                                                 3,593,076
                                                                                                                           4,063,838
Commercial Services - Finance - 1.0%
             9,600    Global Payments, Inc.                                                                                  424,896
            30,600    H&R Block, Inc.                                                                                        669,222
            51,300    MasterCard, Inc. - Class A#                                                                         14,269,608
                                                                                                                          15,363,726
Computers - 5.6%
           141,700    Apple, Inc.*                                                                                        24,648,715
           157,200    Dell, Inc.*                                                                                          2,928,636
           640,200    Hewlett-Packard Co.                                                                                 29,673,270
           252,100    IBM Corp.                                                                                           30,428,470
                                                                                                                          87,679,091
Computers - Integrated Systems - 0.1%
           109,600    Brocade Communications Systems, Inc.*                                                                  784,736
            11,900    Diebold, Inc.                                                                                          466,480
                                                                                                                           1,251,216
Computers - Memory Devices - 0.7%
           591,400    EMC Corp.*                                                                                           9,107,560
            77,500    Western Digital Corp.* ,#                                                                            2,246,725
                                                                                                                          11,354,285
Consulting Services - 0.1%
            43,400    Corporate Executive Board Co.                                                                        1,890,938
Consumer Products - Miscellaneous - 0.1%
            33,300    Kimberly-Clark Corp.                                                                                 2,130,867
Containers - Metal and Glass - 0.7%
           187,100    Owens-Illinois, Inc.*                                                                               10,318,565
Cosmetics and Toiletries - 2.7%
             5,100    Avon Products, Inc.                                                                                    199,002
           163,800    Colgate-Palmolive Co.                                                                               11,580,660
           450,534    Procter & Gamble Co.                                                                                30,208,305
                                                                                                                          41,987,967
Data Processing and Management - 0.8%
            63,200    Broadridge Financial Solutions, Inc.                                                                 1,176,784
               500    Dun & Bradstreet Corp.                                                                                  42,150
             6,600    Fiserv, Inc.*                                                                                          333,630
           140,100    NAVTEQ Corp.*                                                                                       10,396,821
            19,200    SEI Investments Co.                                                                                    446,784
                                                                                                                          12,396,169
Dental Supplies and Equipment - 0.8%
           308,800    Dentsply International, Inc.                                                                        12,003,056
            23,300    Patterson Companies, Inc.*                                                                             796,860
                                                                                                                          12,799,916
Diagnostic Equipment - 0.3%
            83,400    Gen-Probe, Inc.*                                                                                     4,700,424
Diagnostic Kits - 0.4%
           128,200    IDEXX Laboratories, Inc.*                                                                            6,820,240
Dialysis Centers - 0%
            12,300    Davita, Inc.*                                                                                          644,643
Disposable Medical Products - 0%
             7,500    C.R. Bard, Inc.                                                                                        706,275
Distribution/Wholesale - 0.1%
            37,700    Fastenal Co. #                                                                                       1,840,137
Diversified Operations - 4.5%
           110,900    3M Co. #                                                                                             8,528,210
             4,500    Carlisle Companies, Inc.                                                                               129,960
            21,100    Cooper Industries, Ltd. - Class A#                                                                     894,429
            16,500    Danaher Corp.                                                                                        1,287,330
             1,700    Eaton Corp.                                                                                            149,328
           802,400    General Electric Co.                                                                                26,238,480
            89,100    Harsco Corp.                                                                                         5,286,303
           291,500    Honeywell International, Inc.                                                                       17,315,100
             9,800    Illinois Tool Works, Inc.                                                                              512,442
            18,300    Ingersoll-Rand Co. - Class A                                                                           812,154
           134,200    Textron, Inc.                                                                                        8,187,542
                                                                                                                          69,341,278
Drug Delivery Systems - 0.1%
            25,700    Hospira, Inc.*                                                                                       1,057,555
E-Commerce/Products - 1.2%
           230,000    Amazon.com, Inc.* ,#                                                                                18,084,900
Electric - Integrated - 1.7%
            19,800    Allegheny Energy, Inc.                                                                               1,065,240
            82,200    Constellation Energy Group, Inc.                                                                     6,958,230
            24,400    Exelon Corp.                                                                                         2,085,712
           352,600    PPL Corp.                                                                                           16,931,852
                                                                                                                          27,041,034
Electric Products - Miscellaneous - 0.3%
            73,000    AMETEK, Inc.                                                                                         3,541,960
            10,400    Emerson Electric Co.                                                                                   543,504
            11,400    Molex, Inc.                                                                                            323,532
                                                                                                                           4,408,996
Electronic Components - Miscellaneous - 0.3%
           118,100    Garmin, Ltd. #                                                                                       4,830,290
Electronic Components - Semiconductors - 1.9%
           111,500    Advanced Micro Devices, Inc.* ,#                                                                       664,540
            38,000    Cree, Inc.* ,#                                                                                         988,000
           862,400    Intel Corp.                                                                                         19,197,024
            67,600    Intersil Corp. - Class A                                                                             1,806,272
             1,400    MEMC Electronic Materials, Inc.*                                                                        88,158
            70,500    Micron Technology, Inc.*                                                                               544,260
            46,200    NVIDIA Corp.*                                                                                          949,410
           169,900    Texas Instruments, Inc.                                                                              4,954,284
                                                                                                                          29,191,948
Electronic Connectors - 0.1%
            44,700    Amphenol Corp. - Class A                                                                             2,064,246
Electronic Measuring Instruments - 0.3%
           127,200    Trimble Navigation, Ltd.*                                                                            4,170,888
Electronic Parts Distributors - 0%
             9,900    Arrow Electronics, Inc.*                                                                               269,379
            14,700    Avnet, Inc.*                                                                                           384,993
                                                                                                                             654,372
Electronics - Military - 0.2%
            25,300    L-3 Communications Holdings, Inc.                                                                    2,819,685
Energy - Alternate Sources - 0.2%
             9,700    First Solar, Inc.* ,#                                                                                2,832,303
Engineering - Research and Development Services - 1.7%
            62,100    Fluor Corp.                                                                                          9,493,227
            94,800    Foster Wheeler, Ltd.*                                                                                6,037,812
            89,800    Jacobs Engineering Group, Inc.*                                                                      7,752,434
            30,700    McDermott International, Inc. (U.S. Shares)*                                                         1,644,906
             6,200    Shaw Group, Inc.*                                                                                      306,404
            35,300    URS Corp.*                                                                                           1,424,002
                                                                                                                          26,658,785
Engines - Internal Combustion - 0.5%
           131,600    Cummins, Inc.                                                                                        8,244,740
Enterprise Software/Services - 0.5%
            11,800    BMC Software, Inc.*                                                                                    410,168
           366,444    Oracle Corp.*                                                                                        7,640,357
                                                                                                                           8,050,525
Entertainment Software - 0.1%
            40,200    Activision, Inc.*                                                                                    1,087,410
            19,100    Electronic Arts, Inc.*                                                                                 983,077
                                                                                                                           2,070,487
Fiduciary Banks - 0.3%
            56,800    Northern Trust Corp.                                                                                 4,209,448
Filtration and Separations Products - 0.1%
            41,100    Donaldson Company, Inc.                                                                              1,789,494
             5,800    Pall Corp.                                                                                             201,666
                                                                                                                           1,991,160
Finance - Consumer Loans - 0%
            35,600    SLM Corp.                                                                                              659,668
Finance - Investment Bankers/Brokers - 0.1%
            61,300    Charles Schwab Corp.                                                                                 1,324,080
            13,900    Investment Technology Group, Inc.*                                                                     670,814
                                                                                                                           1,994,894
Finance - Other Services - 0.8%
            11,975    CME Group, Inc. #                                                                                    5,477,964
            32,400    IntercontinentalExchange, Inc.*                                                                      5,026,860
            10,800    MF Global, Ltd.*                                                                                       142,236
            55,900    Nasdaq Stock Market, Inc.*                                                                           2,037,555
                                                                                                                          12,684,615
Food - Confectionary - 0.5%
            98,600    Wm. Wrigley Jr. Co. #                                                                                7,509,376
Food - Miscellaneous/Diversified - 0.4%
            15,500    H.J. Heinz Co.                                                                                         728,965
           111,500    Kellogg Co.                                                                                          5,705,455
                                                                                                                           6,434,420
Food - Retail - 0.4%
            41,000    Kroger Co.                                                                                           1,117,250
           176,700    Whole Foods Market, Inc. #                                                                           5,767,488
                                                                                                                           6,884,738
Food - Wholesale/Distribution - 0%
            24,900    Sysco Corp.                                                                                            761,193
Footwear and Related Apparel - 0.1%
           155,600    Crocs, Inc.* ,#                                                                                      1,588,676
Forestry - 0%
            16,000    Plum Creek Timber Company, Inc.                                                                        653,440
Garden Products - 0%
            16,300    Toro Co. #                                                                                             690,957
Gold Mining - 0%
             9,800    Newmont Mining Corp.                                                                                   433,258
Hazardous Waste Disposal - 0.5%
           159,800    Stericycle, Inc.*                                                                                    8,530,124
Health Care Cost Containment - 0%
             8,400    McKesson Corp.                                                                                         437,808
Hospital Beds and Equipment - 0.3%
           104,200    Kinetic Concepts, Inc.*                                                                              4,132,572
Human Resources - 0.2%
            88,000    Hewitt Associates, Inc. - Class A*                                                                   3,608,000
Independent Power Producer - 0.4%
           144,900    NRG Energy, Inc.* ,#                                                                                 6,368,355
Industrial Automation and Robotics - 0.1%
            29,400    Rockwell Automation, Inc.                                                                            1,594,362
Industrial Gases - 0.6%
            50,700    Air Products and Chemicals, Inc.                                                                     4,990,401
            52,600    Praxair, Inc.                                                                                        4,802,906
                                                                                                                           9,793,307
Instruments - Scientific - 0.2%
            47,000    Applera Corp. - Applied Biosystems Group                                                             1,499,770
             5,500    Thermo Fisher Scientific, Inc.*                                                                        318,285
            11,200    Waters Corp.* ,#                                                                                       688,352
                                                                                                                           2,506,407
Insurance Brokers - 0%
             6,600    Erie Indemnity Co. - Class A                                                                           352,572
Internet Content - Information/News - 0%
            62,700    Hlth Corp*,#                                                                                           697,224
Internet Security - 0.5%
            80,100    McAfee, Inc.*                                                                                        2,663,325
           204,400    Symantec Corp.*                                                                                      3,519,768
            62,400    VeriSign, Inc.*                                                                                      2,249,520
                                                                                                                           8,432,613
Investment Management and Advisory Services - 0.3%
             8,100    BlackRock, Inc.                                                                                      1,634,499
             9,000    Eaton Vance Corp.                                                                                      329,400
            18,500    Federated Investors, Inc. - Class B                                                                    619,380
            29,600    T. Rowe Price Group, Inc.                                                                            1,733,376
                                                                                                                           4,316,655
Life and Health Insurance - 0.5%
            98,100    AFLAC, Inc.                                                                                          6,540,327
             9,400    Principal Financial Group, Inc.                                                                        504,404
                                                                                                                           7,044,731
Machine Tools and Related Products - 0.1%
            13,400    Kennametal, Inc.                                                                                       465,918
            10,100    Lincoln Electric Holdings, Inc.                                                                        770,630
                                                                                                                           1,236,548
Machinery - Construction and Mining - 0.7%
           141,000    Caterpillar, Inc.                                                                                   11,545,080
Machinery - Farm - 0%
             6,000    Deere & Co.                                                                                            504,420
Machinery - General Industrial - 0.2%
            43,400    Roper Industries, Inc. #                                                                             2,696,008
Machinery - Pumps - 0.5%
            61,500    Flowserve Corp.                                                                                      7,631,535
Medical - Biomedical and Genetic - 1.4%
            39,300    Amgen, Inc.*                                                                                         1,645,491
            63,900    Biogen Idec, Inc.*                                                                                   3,878,091
            80,500    Celgene Corp.*                                                                                       5,002,270
            37,000    Charles River Laboratories International, Inc.*                                                      2,147,850
            18,900    Genentech, Inc.*                                                                                     1,288,980
            52,400    Genzyme Corp.*                                                                                       3,686,340
            36,500    Invitrogen Corp.*                                                                                    3,415,305
            35,300    Millennium Pharmaceuticals, Inc.*                                                                      877,911
                                                                                                                          21,942,238
Medical - Drugs - 5.6%
           417,500    Abbott Laboratories                                                                                 22,023,125
            27,866    Allergan, Inc.                                                                                       1,570,806
           436,500    Bristol-Myers Squibb Co.                                                                             9,589,905
            70,500    Eli Lilly and Co.                                                                                    3,393,870
            12,800    Endo Pharmaceuticals Holdings, Inc.*                                                                   317,824
         1,051,400    Merck & Company, Inc.                                                                               39,995,256
           554,500    Schering-Plough Corp.                                                                               10,208,345
                                                                                                                          87,099,131
Medical - HMO - 0.5%
            43,900    Aetna, Inc.                                                                                          1,914,040
            55,500    CIGNA Corp.                                                                                          2,370,405
            31,900    Coventry Health Care, Inc.*                                                                          1,426,887
            15,100    Health Net, Inc.*                                                                                      442,279
            19,700    Humana, Inc.*                                                                                          941,463
            23,260    UnitedHealth Group, Inc.                                                                               758,974
                                                                                                                           7,854,048
Medical - Hospitals - 0%
             1,200    Universal Health Services, Inc. - Class B                                                               75,168
Medical - Wholesale Drug Distributors - 0%
               800    Cardinal Health, Inc.                                                                                   41,656
Medical Instruments - 0.6%
            12,600    Beckman Coulter, Inc.                                                                                  860,580
             7,400    Edwards Lifesciences Corp.*                                                                            410,108
            22,200    Intuitive Surgical, Inc.*                                                                            6,421,572
            19,100    Medtronic, Inc.                                                                                        929,788
            11,200    Techne Corp.*                                                                                          812,224
                                                                                                                           9,434,272
Medical Labs and Testing Services - 1.5%
           126,500    Covance, Inc.* ,#                                                                                   10,599,435
             1,800    Laboratory Corporation of America Holdings*                                                            136,116
           261,500    Quest Diagnostics, Inc.                                                                             13,122,070
                                                                                                                          23,857,621
Medical Products - 3.1%
           278,100    Baxter International, Inc.                                                                          17,331,192
             3,100    Becton, Dickinson and Co.                                                                              277,140
            18,800    Cooper Companies, Inc. #                                                                               658,000
            87,600    Henry Schein, Inc.* ,#                                                                               4,850,412
           139,200    Johnson & Johnson                                                                                    9,338,928
           214,900    Stryker Corp.                                                                                       13,931,967
            16,600    Varian Medical Systems, Inc.*                                                                          778,208
             5,300    Zimmer Holdings, Inc.*                                                                                 393,048
                                                                                                                          47,558,895
Metal - Copper - 0.3%
            43,000    Southern Copper Corp. #                                                                              4,934,680
Metal - Iron - 0%
             2,200    Cleveland-Cliffs, Inc.                                                                                 352,880
Metal Processors and Fabricators - 1.7%
           220,200    Precision Castparts Corp.                                                                           25,886,712
Networking Products - 2.3%
         1,198,000    Cisco Systems, Inc.*                                                                                30,716,720
           184,500    Juniper Networks, Inc.* ,#                                                                           5,095,890
                                                                                                                          35,812,610
Non-Hazardous Waste Disposal - 0.4%
           191,800    Republic Services, Inc.                                                                              6,097,322
             8,500    Waste Management, Inc.                                                                                 306,850
                                                                                                                           6,404,172
Oil - Field Services - 4.9%
            43,600    Baker Hughes, Inc.                                                                                   3,526,368
           105,500    Global Industries, Ltd.* ,#                                                                          1,683,780
             9,400    Halliburton Co.                                                                                        431,554
            61,500    Oceaneering International, Inc.*                                                                     4,106,970
           420,200    Schlumberger, Ltd. (U.S. Shares)                                                                    42,251,110
           108,300    Smith International, Inc. #                                                                          8,286,033
            10,200    Superior Energy Services, Inc.*                                                                        452,676
            77,385    Transocean, Inc. (U.S. Shares)*                                                                     11,411,192
            56,900    Weatherford International, Ltd.*                                                                     4,590,123
                                                                                                                          76,739,806
Oil and Gas Drilling - 0.2%
            17,500    Diamond Offshore Drilling, Inc.                                                                      2,194,675
            18,400    Noble Corp.                                                                                          1,035,552
                                                                                                                           3,230,227
Oil Companies - Exploration and Production - 0.7%
            11,600    Quicksilver Resources Inc.*                                                                            481,284
            16,100    Chesapeake Energy Corp.                                                                                832,370
           187,300    Denbury Resources, Inc.*                                                                             5,723,888
             5,000    Noble Energy, Inc.                                                                                     435,000
            37,900    Questar Corp.                                                                                        2,350,937
             6,300    Range Resources Corp.                                                                                  418,194
            11,300    XTO Energy, Inc.                                                                                       699,018
                                                                                                                          10,940,691
Oil Companies - Integrated - 1.3%
           222,900    Exxon Mobil Corp.                                                                                   20,745,303
Oil Field Machinery and Equipment - 1.7%
            60,500    Cameron International Corp.*                                                                         2,978,415
            57,000    Dresser-Rand Group, Inc.*                                                                            2,084,490
           101,600    FMC Technologies, Inc.* ,#                                                                           6,827,520
           218,200    National-Oilwell Varco, Inc.*                                                                       14,935,790
                                                                                                                          26,826,215
Oil Refining and Marketing - 1.0%
           127,400    Frontier Oil Corp.                                                                                   3,165,890
             6,600    Holly Corp.                                                                                            273,768
           190,700    Tesoro Corp. #                                                                                       4,794,198
           159,600    Valero Energy Corp.                                                                                  7,796,460
                                                                                                                          16,030,316
Pharmacy Services - 2.0%
            88,700    Express Scripts, Inc. - Class A*,#                                                                   6,210,774
           518,066    Medco Health Solutions, Inc.*                                                                       25,664,990
                                                                                                                          31,875,764
Physician Practice Management - 0%
            10,700    Pediatrix Medical Group, Inc.*                                                                         727,814
Pipelines - 0.1%
             5,400    Equitable Resources, Inc.                                                                              358,398
            25,700    Williams Companies, Inc.                                                                               912,350
                                                                                                                           1,270,748
Power Converters and Power Supply Equipment - 0.1%
            24,000    Hubbell, Inc. - Class A                                                                              1,073,520
Private Corrections - 0%
            11,600    Corrections Corporation of America*                                                                    295,800
Publishing - Books - 0.1%
            42,600    John Wiley & Sons, Inc. - Class A                                                                    1,961,730
Racetracks - 0.4%
           150,700    Penn National Gaming, Inc.*                                                                          6,437,904
Radio - 0.1%
            91,700    XM Satellite Radio Holdings, Inc. - Class A*                                                         1,022,455
Reinsurance - 0.1%
            20,800    PartnerRe, Ltd.                                                                                      1,538,784
REIT - Apartments - 0%
             3,100    Essex Property Trust, Inc.                                                                             368,900
REIT - Health Care - 0.1%
             6,300    Heath Care REIT, Inc. #                                                                                305,235
            32,800    Ventas, Inc.                                                                                         1,592,768
                                                                                                                           1,898,003
REIT - Storage - 0%
             3,300    Public Storage                                                                                         299,310
REIT - Warehouse and Industrial - 0%
             6,000    ProLogis                                                                                               375,660
Rental Auto/Equipment - 0%
            29,000    Hertz Global Holdings, Inc.*                                                                           372,940
Research and Development - 0.2%
            60,300    Pharmaceutical Product Development, Inc. #                                                           2,497,626
Retail - Apparel and Shoe - 0.2%
            13,700    Abercrombie & Fitch Co. - Class A                                                                    1,018,047
            24,500    American Eagle Outfitters, Inc.                                                                        450,065
            27,500    Guess?, Inc. #                                                                                       1,052,700
            11,300    Hanesbrands, Inc.*                                                                                     395,726
            10,500    Urban Outfitters, Inc.*                                                                                359,625
                                                                                                                           3,276,163
Retail - Automobile - 0.2%
            81,600    Copart, Inc.*                                                                                        3,334,992
Retail - Catalog Shopping - 0%
            10,700    MSC Industrial Direct Company, Inc. - Class A                                                          521,732
Retail - Computer Equipment - 0.9%
           246,800    GameStop Corp. - Class A*                                                                           13,583,872
Retail - Consumer Electronics - 0.1%
            47,600    Best Buy Company, Inc. #                                                                             2,047,752
Retail - Discount - 0.5%
            20,200    Costco Wholesale Corp.                                                                               1,439,250
            15,800    Dollar Tree Stores, Inc.*                                                                              499,280
            25,400    Target Corp. #                                                                                       1,349,502
            90,800    TJX Companies, Inc.                                                                                  2,925,576
            23,800    Wal-Mart Stores, Inc.                                                                                1,379,924
                                                                                                                           7,593,532
Retail - Drug Store - 0.9%
           339,846    CVS/Caremark Corp.                                                                                  13,719,583
            16,600    Walgreen Co.                                                                                           578,510
                                                                                                                          14,298,093
Retail - Jewelry - 0.1%
            20,100    Tiffany & Co.                                                                                          875,154
Retail - Restaurants - 0.2%
            11,100    Burger King Holdings, Inc.                                                                             309,690
            10,300    McDonald's Corp.                                                                                       613,674
            62,100    Yum! Brands, Inc.                                                                                    2,526,228
                                                                                                                           3,449,592
Retail - Sporting Goods - 0%
            21,900    Dick's Sporting Goods, Inc.*                                                                           626,340
Savings/Loan/Thrifts - 0.3%
           242,100    Hudson City Bancorp, Inc.                                                                            4,631,373
Schools - 1.0%
           223,100    Apollo Group, Inc. - Class A*                                                                       11,355,790
            55,100    ITT Educational Services, Inc.* ,#                                                                   4,223,966
                                                                                                                          15,579,756
Semiconductor Components/Integrated Circuits - 0.2%
            14,200    Analog Devices, Inc.                                                                                   457,382
            21,100    Cypress Semiconductor Corp.*                                                                           593,332
            42,900    Linear Technology Corp. #                                                                            1,499,784
                                                                                                                           2,550,498
Semiconductor Equipment - 0.1%
            36,900    Applied Materials, Inc.                                                                                688,554
             7,600    KLA-Tencor Corp.                                                                                       331,968
            19,500    Varian Semiconductor Equipment Associates, Inc.*                                                       714,285
                                                                                                                           1,734,807
Soap and Cleaning Preparations - 0.1%
            35,300    Church & Dwight Company, Inc.                                                                        2,005,746
Software Tools - 0 %
             5,800    VMware, Inc. - Class A*,#                                                                              386,512
Steel - Producers - 0.3%
            75,200    AK Steel Holding Corp. #                                                                             4,721,056
Telecommunication Equipment - 0.2%
            67,000    CommScope, Inc.*                                                                                     3,185,850
             2,700    Harris Corp.                                                                                           145,881
                                                                                                                           3,331,731
Telecommunication Equipment - Fiber Optics - 0.1%
            14,100    Ciena Corp.* ,#                                                                                        476,721
            55,400    Corning, Inc.                                                                                        1,479,734
                                                                                                                           1,956,455
Telecommunication Services - 0.1%
            16,500    Amdocs, Ltd. (U.S. Shares)*                                                                            517,770
            55,900    NeuStar, Inc. - Class A*                                                                             1,537,809
                                                                                                                           2,055,579
Telephone - Integrated - 0%
            13,800    Telephone and Data Systems, Inc.                                                                       528,540
Theaters - 0.0%
            13,000    Regal Entertainment Group - Class A#                                                                   246,480
Therapeutics - 0.3%
            22,300    Amylin Pharmaceuticals, Inc.* ,#                                                                       615,034
            15,100    Gilead Sciences, Inc.*                                                                                 781,576
            35,600    ImClone Systems, Inc.*                                                                               1,660,740
            53,500    Warner Chilcott, Ltd. - Class A*,#                                                                     920,735
                                                                                                                           3,978,085
Tobacco - 0.4%
            75,200    Altria Group, Inc.                                                                                   1,504,000
            58,100    Loews Corp. - Carolina Group                                                                         3,815,427
            31,800    Philip Morris International, Inc.*                                                                   1,622,754
                                                                                                                           6,942,181
Tools - Hand Held - 0%
             4,100    Black & Decker Corp.                                                                                   269,083
Transportation - Marine - 0.2%
            29,700    Frontline, Ltd. #                                                                                    1,664,982
            18,300    Kirby Corp.*                                                                                         1,003,572
                                                                                                                           2,668,554
Transportation - Railroad - 0.1%
             8,200    CSX Corp.                                                                                              516,190
            12,500    Union Pacific Corp.                                                                                  1,814,875
                                                                                                                           2,331,065
Transportation - Services - 0.1%
            17,300    Expeditors International of Washington, Inc.                                                           806,007
             9,100    United Parcel Service, Inc. - Class B                                                                  658,931
                                                                                                                           1,464,938
Transportation - Truck - 0%
             9,400    J.B. Hunt Transport Services, Inc.                                                                     319,318
Veterinary Diagnostics - 0.1%
            35,800    VCA Antech, Inc.* ,#                                                                                 1,158,846
Vitamins and Nutrition Products - 0.1%
            20,900    HERBALIFE, LTD.                                                                                        915,002
Water Treatment Services - 0%
            25,200    Nalco Holding Co.                                                                                      579,348
Web Portals/Internet Service Providers - 1.4%
            38,900    Google, Inc. - Class A*                                                                             22,339,881
Wireless Equipment - 0.2%
            63,500    Crown Castle International Corp.*                                                                    2,466,975
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,390,876,087)                                                                               1,442,607,806
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.6%
         4,877,209    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                               4,877,209
         4,564,770    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                  4,564,770
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $9,441,979)                                                                                      9,441,979
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.7%
        30,824,657    Allianz Dresdner Daily Asset Fund+                                                                  30,824,657
        18,099,269    Repurchase Agreements+                                                                              18,099,269
        55,311,011    Time Deposits+                                                                                      55,311,011
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $104,234,937)                                                                               104,234,937
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,504,553,003) - 100%                                                                  $1,556,284,722
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country- (Long Positions)
                           April 30, 2008 (unaudited)

Country                                                                                                      Value   % of Investment
                                                                                                                          Securities
------------------------------------------------------------------------------------------------------------------------------------
Bermuda                                                                                         $       16,601,255              1.1%
Cayman Islands                                                                                          18,192,036              1.2%
Guernsey                                                                                                   517,770              0.0%
Netherlands                                                                                             42,251,110              2.7%
Panama                                                                                                   1,644,906              0.1%
United States++                                                                                      1,477,077,645             94.9%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $    1,556,284,722            100.0%
                                                                                                     =============            ======

++ Includes Short-Term Securities and Other Securities (87.6% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.4%
Advertising Services - 0.1%
               286    JC Decaux S.A.                                                                                  $        8,198
Aerospace and Defense - 0.3%
               918    BAE Systems PLC                                                                                          8,463
               254    Finmeccanica Spa                                                                                         8,826
               159    Thaes S.A.                                                                                              10,406
                                                                                                                              27,695
Agricultural Chemicals - 1.1%
               157    Incitec Pivot Limited                                                                                   24,089
               122    Syngenta A.G.                                                                                           36,141
               700    Yara International A.S.A.                                                                               50,889
                                                                                                                             111,119
Airlines - 0.5%
             3,000    All Nippon Airways Co., Ltd.                                                                            11,797
               319    Deutsche Lufthansa A.G.                                                                                  8,432
             4,835    Qantas Airways, Ltd.                                                                                    15,451
             1,340    Singapore Airlines, Ltd.                                                                                15,784
                                                                                                                              51,464
Airport Development - Maintenance - 0.3%
               244    Aeroports de Paris                                                                                      29,092
             1,998    Macquarie Airports                                                                                       5,889
                                                                                                                              34,981
Apparel Manufacturers - 0.1%
               500    Esprit Holdings, Ltd.                                                                                    6,162
                54    Hermes International                                                                                     7,261
                                                                                                                              13,423
Applications Software - 0%
               119    TomTom N.V.*                                                                                             4,139
Athletic Footwear - 0.3%
               360    Adidas - Salomon A.G.                                                                                   22,959
             1,000    Yue Yuen Industrial Holdings, Ltd.                                                                       3,043
                                                                                                                              26,002
Automotive - Cars and Light Trucks - 3.1%
                15    BMW A.G.                                                                                                   821
               519    DaimlerChrysler A.G.                                                                                    40,212
             2,193    Fiat S.P.A.                                                                                             48,805
             4,000    Mitsubishi Motors Corp.*                                                                                 6,283
               167    PSA Peugeot Citroen                                                                                     11,693
             1,500    Toyota Motor Corp.                                                                                      76,306
               436    Volkswagon A.G.                                                                                        128,956
                                                                                                                             313,076
Automotive - Medium and Heavy Duty Trucks - 0.4%
             1,000    Hino Motors, Ltd.                                                                                        6,331
             1,600    Scania A.B.                                                                                             33,037
                                                                                                                              39,368
Automotive - Truck Parts and Equipment - Original - 0.4%
               200    Aisin Seiki Co., Ltd.                                                                                    7,059
               100    Denso Corp.                                                                                              3,503
               100    NOK Corporation                                                                                          1,994
               100    Tokai Rika Co., Ltd.                                                                                     2,456
               400    Toyoda Gosei Company, Ltd.                                                                              14,642
               500    Toyota Boshoku, Corp.                                                                                   14,206
                                                                                                                              43,860
Beverages - Non-Alcoholic - 0.8%
             3,028    Coca-Cola Amatil, Ltd.                                                                                  23,965
             1,252    Coca-Cola Hellenic Bottling Company S.A.                                                                56,310
                                                                                                                              80,275
Beverages - Wine and Spirits - 0.4%
             1,000    Diageo PLC                                                                                              20,462
               146    Pernod Ricard S.A.                                                                                      16,831
                                                                                                                              37,293
Bicycle Manufacturing - 0.2%
               400    Shimano, Inc.                                                                                           18,295
Brewery - 1.7%
               700    Asahi Breweries, Ltd.                                                                                   13,687
               225    Carlsberg A/S - Class B                                                                                 29,987
               100    Heineken Holding N.V.                                                                                    5,121
             1,220    Heineken N.V.                                                                                           71,059
               310    InBev N.V.                                                                                              25,535
             1,885    Lion Nathan, Ltd.                                                                                       14,852
                80    SABMiller PLC                                                                                            1,841
             1,000    SAPPORO HOLDINGS, Ltd.                                                                                   7,458
                                                                                                                             169,540
Building - Heavy Construction - 0.5%
                72    Acciona S.A.                                                                                            20,452
               409    ACS, Actividades de Construccion y Servicios S.A.                                                       24,279
                33    Vinci S.A.                                                                                               2,436
                                                                                                                              47,167
Building and Construction - Miscellaneous - 1.2%
             2,600    AMEC PLC                                                                                                40,771
               975    Balfour Beatty PLC                                                                                       8,471
                31    Bilfinger Berger A.G.                                                                                    2,653
               109    Bouygues S.A.                                                                                            8,148
                80    Hochtief A.G.                                                                                            8,198
             1,133    Leighton Holdings, Ltd.                                                                                 50,032
                                                                                                                             118,273
Building and Construction Products - Miscellaneous - 0.3%
               175    Compagnie de Saint-Gobain                                                                               14,080
             1,791    CSR Limited                                                                                              5,321
               176    Fletcher Building, Ltd.                                                                                  1,176
                23    IMERYS S.A.                                                                                              1,980
             1,000    TOTO, Ltd.                                                                                               8,611
                                                                                                                              31,168
Building Products - Air and Heating - 0.4%
               900    Daikin Industries, Ltd.                                                                                 45,190
Building Products - Cement and Aggregate - 0.6%
                51    CRH PLC                                                                                                  1,931
                69    HeidelbergCement A.G.                                                                                   11,565
                30    Holcim, Ltd.                                                                                             2,944
               244    Lafarge S.A.                                                                                            44,053
                                                                                                                              60,493
Cable Television - 0.1%
                 9    Jupiter Telecommunications Company, Ltd.                                                                 7,799
               170    PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.                                      2,263
                                                                                                                              10,062
Cellular Telecommunications - 1.1%
               225    Millicom International Cellular S.A.*                                                                   24,025
                84    Mobistar S.A.                                                                                            7,479
                 1    NTT DoCoMo, Inc.                                                                                         1,479
            25,246    Vodafone Group PLC                                                                                      79,844
                                                                                                                             112,827
Chemicals - Diversified - 3.0%
               193    Akzo Nobel N.V.                                                                                         16,358
               500    BASF A.G.                                                                                               71,085
               860    Bayer A.G.                                                                                              73,120
             2,000    Dainippon Ink and Chemicals, Inc.                                                                        6,460
               308    DSM N.V.                                                                                                16,591
               389    Johnson Matthey PLC                                                                                     15,369
               111    K+S A.G.                                                                                                46,003
             2,500    Mitsubishi Chemical Holdings Corp.                                                                      16,695
             1,000    Mitsubishi Gas Chemical Company, Inc.                                                                    6,824
             1,000    Nissan Chemical Industries, Ltd.                                                                        13,278
               100    Nitto Denko Corp.                                                                                        4,123
             1,000    Sumitomo Chemical Co., Ltd.                                                                              6,546
             2,000    Ube Industries, Ltd.                                                                                     7,063
                46    Wacker Chemie A.G.                                                                                      11,224
                                                                                                                             310,739
Chemicals - Specialty - 0.4%
                 6    Givaudan S.A.                                                                                            6,062
               234    Lonaz Group A.G.                                                                                        31,911
                                                                                                                              37,973
Circuit Boards - 0 %
               100    Ibiden Company, Ltd.                                                                                     4,400
Commercial Banks - 6.8%
               481    Alpha Bank A.E.                                                                                         16,430
                97    Australia and New Zealand Banking Group, Ltd.                                                            1,993
             3,000    Banca Intesa S.P.A.                                                                                     22,414
             2,482    Banco Comercial Portugues S.A.                                                                           6,948
               360    Banco de Sabadell S.A.                                                                                   3,580
               989    Banco Espirito Santo S.A.                                                                               18,834
               282    Banco Popular Espanol S.A.                                                                               4,881
             1,134    Banco Santander Central Hispano S.A.                                                                    24,535
             2,400    Bank of East Asia, Ltd.                                                                                 13,604
             1,000    Bank of Kyoto, Ltd.                                                                                     12,804
               800    Bankinter S.A.                                                                                          12,228
               126    BNP Paribas S.A.                                                                                        13,573
             4,000    BOC Hong Kong Holdings, Ltd.                                                                            10,355
               374    Commonwealth Bank of Australia                                                                          15,737
               800    Den Norske Bank A.S.A.                                                                                  11,916
               280    Deutsche Postbank A.G.                                                                                  24,536
                86    DEXIA S.A.                                                                                               2,376
             1,000    Gunma Bank, Ltd.                                                                                         8,021
             2,400    Hang Seng Bank, Ltd.                                                                                    48,216
             1,000    Hiroshima Bank, Ltd.                                                                                     5,530
             9,346    HSBC Holdings PLC                                                                                      162,856
             1,200    Intesa Sanpaolo RNC                                                                                      8,463
               266    Julius Baer Holding, Ltd.                                                                               19,677
               102    KBC Ancora                                                                                              13,755
               804    Lloyds TSB Group PLC                                                                                     6,829
             1,000    Mitsubishi UFJ Financial Group, Inc.                                                                    10,998
               238    National Bank of Greece S.A.                                                                            13,193
               200    Nordea Bank A.B.                                                                                         3,308
               600    OKO Bank                                                                                                11,972
             3,000    Oversea-Chinese Banking Corporation, Ltd.                                                               19,532
               304    Piraeus Bank S.A.                                                                                       10,352
             3,000    Shinsei Bank, Ltd.                                                                                      13,332
             1,000    Shizuoka Bank, Ltd.                                                                                     12,316
               952    Standard Chartered PLC                                                                                  33,728
               400    Svenska Handelsbanken A.B. - Class A                                                                    11,107
             6,060    UniCredito Italiano S.P.A.                                                                              45,714
               417    Westpac Banking Corporation, Ltd.                                                                        9,584
             1,000    Wing Hang Bank, Ltd.                                                                                    13,407
                                                                                                                             698,634
Commercial Services - 0.2%
               320    Aggreko PLC                                                                                              3,726
               112    Intertek Group PLC                                                                                       2,151
                 7    SGS Societe Generale de Surveillance Holding S.A.                                                        9,812
                                                                                                                              15,689
Computer Aided Design - 0%
                52    Dassault Systemes S.A.                                                                                   3,265
Computer Services - 0.2%
               376    Computershare, Ltd.                                                                                      3,159
               633    Indra Sistemas S.A.                                                                                     17,331
                                                                                                                              20,490
Computers - Integrated Systems - 0.1%
             1,000    Fujitsu, Ltd.                                                                                            6,435
Computers - Peripheral Equipment - 0.1%
               315    Logitech International S.A.*                                                                             9,531
Consulting Services - 0.1%
               600    Serco Group PLC                                                                                          5,228
Containers - Metal and Glass - 0%
               100    Toyo Seikan Kaisha, Ltd.                                                                                 1,973
Containers - Paper and Plastic - 0.1%
             1,419    Amcor Limited                                                                                            9,015
Cosmetics and Toiletries - 1.0%
               193    Beiersdorf A.G.                                                                                         16,493
             1,000    Kao Corp.                                                                                               27,090
               200    L'Oreal S.A.                                                                                            23,732
             1,000    Shiseido Company, Ltd.                                                                                  24,075
               200    Uni-Charm Corp.                                                                                         13,900
                                                                                                                             105,290
Diagnostic Kits - 0.2%
               778    QIAGEN N.V.*                                                                                            17,355
Dialysis Centers - 0.2%
               300    Fresenius Medical Care A.G. & Co.                                                                       15,997
Distribution/Wholesale - 0.4%
             1,000    Jardine Cycle & Carriage, Ltd.                                                                          12,213
             6,000    Li & Fung, Ltd.                                                                                         24,680
                                                                                                                              36,893
Diversified Financial Services - 0.1%
               518    Criteria Caixacorp S.A.*                                                                                 3,520
                37    KBC Ancora                                                                                               3,967
               200    Sampo Oyj - Class A                                                                                      5,654
                                                                                                                              13,141
Diversified Minerals - 2.2%
                91    Anglo American PLC                                                                                       5,843
             1,400    Antofagasta PLC                                                                                         22,082
             1,000    BHP Billiton PLC                                                                                        35,331
               800    BHP Billiton, Ltd.                                                                                      32,217
             5,387    Fortescue Metals Group, Ltd.*                                                                           37,373
             2,000    Oxiana, Ltd.                                                                                             6,150
               364    Rio Tinto, Ltd.                                                                                         46,708
               457    Xstrata PLC                                                                                             35,493
                                                                                                                             221,197
Diversified Operations - 1.7%
               134    GEA Group A.G.                                                                                           4,979
             3,000    Keppel Corp., Ltd.                                                                                      22,755
               414    Siemens A.G.                                                                                            49,058
             1,000    Swire Pacific, Ltd. - Class A                                                                           11,701
                39    Wartsila Oyj - Class B                                                                                   2,653
               919    Wesfarmers, Ltd.                                                                                        32,247
               456    Wesfarmers, Ltd.                                                                                        16,288
             7,000    Wharf Holdings, Ltd.                                                                                    35,308
                                                                                                                             174,989
Diversified Operations - Commercial Services - 0%
               150    Bunzl PLC                                                                                                2,199
E-Commerce/Services - 0.2%
                34    Rakuten, Inc.                                                                                           21,158
Electric - Distribution - 0.1%
               779    AGL Energy, Ltd.                                                                                         9,158
Electric - Generation - 0.1%
               785    British Energy Group PLC                                                                                11,785
Electric - Integrated - 6.2%
             3,733    AEM S.P.A.                                                                                              13,756
             1,500    CLP Holdings, Ltd.                                                                                      11,873
               400    Contact Energy, Ltd.                                                                                     3,032
               200    E.ON A.G.                                                                                               40,762
            12,283    Electricidade de Portugal, S.A.                                                                         77,401
                83    Electricite de France                                                                                    8,659
             1,114    Enel S.P.A.                                                                                             12,098
               760    Fortum Oyj                                                                                              32,132
               200    Hokkaido Electric Power Company, Inc.                                                                    4,195
               400    Hokuriku Electric Power Company                                                                          9,668
             4,000    Hongkong Electric Holdings, Ltd.                                                                        25,186
             4,971    Iberdrola S.A.                                                                                          72,709
               146    International Power PLC                                                                                  1,267
               100    Kansai Electric Power Company, Inc.                                                                      2,384
               300    Kyushu Electric Power Company, Inc.                                                                      6,823
               361    Oesterreichische Elektrizitaetswirtschafts - A.G. (Verbund)                                             28,028
               882    Public Power Corp., S.A.                                                                                37,162
               200    RWE A.G.                                                                                                23,069
             1,000    Scottish & Southern Energy PLC                                                                          27,558
               700    Shikoku electric Power Company, Inc.                                                                    19,924
             1,975    Suez S.A.                                                                                              139,163
               300    The Chugoku Electric Power Company                                                                       6,604
               200    Tohoku Electric Power Company, Inc.                                                                      4,544
               341    Union Fenosa S.A.                                                                                       22,932
                                                                                                                             630,929
Electric - Transmission - 1.4%
             7,453    National Grid PLC                                                                                      103,270
               465    Red Electrica de Espana                                                                                 30,291
             3,114    Terna - Rete Elettrica Nationale S.P.A.                                                                 13,750
                                                                                                                             147,311
Electric Products - Miscellaneous - 0.6%
             2,000    Hitachi, Ltd.                                                                                           13,591
             6,000    SANYO Electric Co., Ltd.*                                                                               14,877
               400    Stanley Electric Company, Ltd.                                                                          10,192
             3,000    Toshiba Corp.                                                                                           25,095
                                                                                                                              63,755
Electronic Components - Miscellaneous - 0.4%
               800    ALPS Electric Co., Ltd.                                                                                  7,485
               100    Koninklijke (Royal) Philips Electronics N.V.                                                             3,754
               100    Mabuchi Motor Company, Ltd.                                                                              4,968
             1,000    NGK Insulators, Ltd.                                                                                    19,352
               100    Nidec Corp.                                                                                              7,482
                                                                                                                              43,041
Electronic Measuring Instruments - 0.3%
               100    Keyence Corp.                                                                                           25,603
Energy - Alternate Sources - 0.9%
               600    Iberdrola Renovables*                                                                                    4,358
               180    Q-Cells A.G.*                                                                                           20,814
               150    Renewable Energy Corp. A.S.*                                                                             5,070
               217    Solarworld A.G.                                                                                         11,572
               500    Vestas Wind Systems A.S.*                                                                               54,683
                                                                                                                              96,497
Engineering - Research and Development Services - 1.6%
             3,458    ABB, Ltd.                                                                                              106,037
             1,100    Boart Longyear Group                                                                                     1,947
               400    Hong Kong Aircraft Engineering Company Limited                                                           7,135
             5,000    Singapore Technologies Engineering, Ltd.                                                                11,931
             1,002    WorleyParsons, Ltd.                                                                                     36,483
                                                                                                                             163,533
Enterprise Software/Services - 0.4%
               400    Nomura Research Institute, Ltd.                                                                          8,895
               100    Oracle Corporation Japan                                                                                 4,518
               448    SAP A.G.                                                                                                22,846
                                                                                                                              36,259
Entertainment Software - 0.3%
               700    Konami Corp.                                                                                            25,156
               200    Square Enix Co., Ltd.                                                                                    6,546
                                                                                                                              31,702
Finance - Consumer Loans - 0%
                50    Promise Company, Ltd.                                                                                    1,589
Finance - Credit Card - 0.1%
               400    Credit Saison Company, Ltd.                                                                             10,713
Finance - Other Services - 2.3%
               382    ASX, Ltd.                                                                                               12,850
               610    Deutsche Boerse A.G.                                                                                    88,696
             2,400    Hong Kong Exchanges & Clearing, Ltd.                                                                    49,099
             3,322    ICAP PLC                                                                                                38,334
               781    London Stock Exchange Group PLC                                                                         16,573
             1,098    Man Group PLC                                                                                           12,563
             2,000    Singapore Exchange, Ltd.                                                                                12,600
                                                                                                                             230,715
Food - Catering - 0.3%
             5,228    Compass Group PLC                                                                                       35,197
Food - Confectionary - 0.1%
                 4    Lindt & Spruengli A.G.                                                                                  12,364
Food - Dairy Products - 0.2%
               600    Yakult Honsha Company, Ltd.                                                                             16,012
Food - Flour and Grain - 0.3%
             1,000    Nisshin Seifun Group, Inc.                                                                              10,768
            14,000    Tingyi Holding Corporation                                                                              18,592
                                                                                                                              29,360
Food - Miscellaneous/Diversified - 1.2%
               157    Associated British Foods PLC                                                                             2,728
                30    Groupe Danone                                                                                            2,657
               324    Kerry Group PLC                                                                                         10,056
               128    Nestle S.A.                                                                                             61,336
               300    Orkla A.S.A.                                                                                             3,955
               578    Unilever N.V.                                                                                           19,429
               700    Unilever PLC                                                                                            23,565
                                                                                                                             123,726
Food - Retail - 3.6%
               800    Carrefour S.A.                                                                                          56,103
               114    Casino Guichard-Perrachon S.A.                                                                          14,377
                67    Colruyt S.A.                                                                                            16,962
             6,079    J Sainsbury PLC                                                                                         46,004
             1,240    Koninklijke Ahold N.V.                                                                                  18,372
               324    Metro A.G.                                                                                              25,610
            10,000    Tesco PLC                                                                                               84,513
               922    William Morrison Supermarkets PLC                                                                        5,216
             3,724    Woolworths, Ltd.                                                                                       100,479
                                                                                                                             367,636
Food - Wholesale/Distribution - 0%
                58    Kesko, Ltd.                                                                                              2,197
Gambling - Non-Hotel - 0.1%
               100    OPAP S.A.                                                                                                3,900
               414    TABCORP Holdings, Ltd.                                                                                   4,447
                                                                                                                               8,347
Gas - Distribution - 1.4%
             3,050    Centrica PLC                                                                                            17,724
               364    Enagas                                                                                                  11,086
               586    Gas Natural SDG S.A.                                                                                    34,325
               294    Gaz de France                                                                                           19,395
            16,000    Hong Kong & China Gas Co., Ltd.                                                                         46,674
             4,000    Osaka Gas Company, Ltd.                                                                                 14,273
                                                                                                                             143,477
Gas - Transportation - 0.1%
             1,420    Snam Rete Gas S.P.A.                                                                                     8,983
Gold Mining - 0.4%
             1,394    Newcrest Mining, Ltd.                                                                                   37,955
Hotels and Motels - 0.1%
             4,000    Shangri-La Asia, Ltd.                                                                                   11,050
Human Resources - 0.5%
             3,496    Capita Group Plc.                                                                                       45,781
               122    Vedior N.V.                                                                                              3,381
                                                                                                                              49,162
Import/Export - 0.3%
             2,000    Marubeni Corp.                                                                                          15,840
               500    Mitsubishi Corp.                                                                                        16,184
                                                                                                                              32,024
Industrial Gases - 0.5%
               170    Air Liquide S.A.                                                                                        25,490
               184    Linde A.G.                                                                                              26,962
                                                                                                                              52,452
Internet Applications Software - 0.3%
             5,200    Tencent Holdings, Ltd.                                                                                  34,535
Internet Security - 0.2%
               500    Trend Micro, Inc.                                                                                       18,918
Leisure and Recreation Products - 0.2%
               300    SANKYO Company, Ltd.                                                                                    18,081
Life and Health Insurance - 0.3%
               178    Aviva PLC                                                                                                2,210
             1,600    AMP, Ltd.                                                                                               11,764
               200    Britannic Group PLC #, b, oo                                                                             2,859
             1,163    Legal & General Group PLC                                                                                2,912
               341    Prudential PLC                                                                                           4,644
                37    Swiss Life Holdings                                                                                     11,063
                                                                                                                              35,452
Lighting Products and Systems - 0%
               100    Ushio, Inc.                                                                                              1,908
Machinery - Construction and Mining - 0.2%
               200    Atlas Copco A.B.                                                                                         2,967
               200    Atlas Copco A.B.                                                                                         3,218
               600    Komatsu, Ltd.                                                                                           18,343
                                                                                                                              24,528
Machinery - Electrical - 0.1%
                83    Schindler Holding A.G.                                                                                   6,766
Machinery - General Industrial - 1.8%
               265    Alstom                                                                                                  61,426
               300    FLSmidth & Company A/S                                                                                  31,654
               499    Kone Oyj - Class B                                                                                      19,525
               300    MAN A.G.                                                                                                41,812
             1,300    Volvo A.B. - Class B                                                                                    19,831
               700    Volvo A/B - Class A                                                                                     10,532
                                                                                                                             184,780
Machinery - Material Handling - 0.2%
             1,000    Japan Steel Works, Ltd.                                                                                 18,390
Medical - Biomedical and Genetic - 0.8%
             2,008    CSL, Ltd.                                                                                               75,122
                75    Novozymes A/S                                                                                            6,793
                                                                                                                              81,915
Medical - Drugs - 4.5%
               192    Actelion, Ltd.*                                                                                          9,716
               100    Astellas Pharmaceutical, Inc.                                                                            4,108
               187    AstraZeneca Group PLC                                                                                    7,867
             1,100    Daiichi Sankyo Company, Ltd.                                                                            30,393
             1,430    Elan Corporation PLC*                                                                                   38,871
             2,524    GlaxoSmithKline PLC                                                                                     55,908
             2,000    Kyowa Hakko Kogyo Co., Ltd.                                                                             18,041
                98    Merck KGaA                                                                                              13,938
               400    Novartis A.G.                                                                                           20,318
             1,350    Novo Nordisk S.A.                                                                                       92,861
               796    Roche Holding A.G.                                                                                     132,580
               100    Santen Pharmaceutical Company, Ltd.                                                                      2,466
             1,000    Shionogi & Company, Ltd.                                                                                19,267
             1,000    Taisho Pharmaceutical Co., Ltd.                                                                         19,139
                                                                                                                             465,473
Medical - Wholesale Drug Distributors - 0.3%
               100    Alfresa Holdings, Corp.                                                                                  7,042
               600    Mediceo Paltac Holdings Company, Ltd.                                                                   10,144
               400    Suzuken, Co., Ltd.                                                                                      15,103
                                                                                                                              32,289
Medical Instruments - 0.1%
               600    Getinge A.B.                                                                                            15,319
Medical Products - 0.9%
               174    Cochlear, Ltd.                                                                                           9,327
               150    Coloplast A/S                                                                                           14,383
                58    Phonak Holding A.G.                                                                                      4,876
               936    Smith & Nephew PLC                                                                                      12,114
                29    Straumann Holding A.G.                                                                                   7,729
                44    Synthes, Inc.                                                                                            6,033
               800    Terumo Corp.                                                                                            39,633
                                                                                                                              94,095
Metal - Copper - 0.2%
               595    Kazakhmys PLC                                                                                           18,524
Metal - Diversified - 0.7%
               226    Eurasian Natural Resources Corporation*                                                                  5,360
               396    Rio Tinto PLC                                                                                           45,963
               488    Vedanta Resources PLC                                                                                   21,503
                                                                                                                              72,826
Metal Processors and Fabricators - 0.3%
               300    Norsk Hydro A.S.A.                                                                                       4,436
               565    Sims Group Limited                                                                                      17,624
               200    AB SKF                                                                                                   3,669
                                                                                                                              25,729
Mining Services - 0%
               100    Orica, Ltd.                                                                                              2,735
Mortgage Banks - 0.1%
               837    Alliance & Leicester PLC                                                                                 8,542
Motion Pictures and Services - 0.2%
               900    Toho Company, Ltd.                                                                                      20,541
MRI and Medical Diagnostic Imaging Center - 0.1%
               863    Sonic Healthcare, Ltd.                                                                                  12,374
Multi-line Insurance - 0.8%
               116    Allianz A.G.                                                                                            23,536
               340    Assicurazioni Generali                                                                                  15,060
               116    AXA                                                                                                      4,299
                68    CNP Assurances                                                                                           8,058
                66    ING Groep N.V.                                                                                           2,512
             1,131    Mapfre S.A.                                                                                              5,741
               146    Vienna Insurance Group                                                                                  10,958
                53    Zurich Financial Services A.G.                                                                          16,188
                                                                                                                              86,352
Multimedia - 0.3%
               672    Reuters Group PLC                                                                                       20,909
               222    Vivendi Universal S.A.                                                                                   9,015
                                                                                                                              29,924
Office Automation and Equipment - 0.2%
               500    Canon, Inc.                                                                                             25,040
Oil - Field Services - 0.6%
               400    Fugro N.V.                                                                                              35,651
               250    Petroleum Geo-Services A.S.A.*                                                                           6,770
               300    Prosafe A.S.A.                                                                                           5,188
               211    Saipem S.P.A.                                                                                            9,230
                50    Technip S.A.                                                                                             4,594
                                                                                                                              61,433
Oil and Gas Drilling - 0.2%
               800    SeaDrill, Ltd.                                                                                          24,207
Oil Companies - Exploration and Production - 1.3%
                 1    INPEX Holdings, Inc.                                                                                    11,152
               800    Lundin Pertroleum A.B.*                                                                                 11,173
             3,111    Origin Energy, Ltd.                                                                                     40,826
             1,398    Santos, Ltd.                                                                                            21,037
             1,869    Tullow Oil PLC                                                                                          28,090
               466    Woodside Petroleum, Ltd.                                                                                24,623
                                                                                                                             136,901
Oil Companies - Integrated - 1.2%
             1,739    BG Group PLC                                                                                            42,282
               685    BP PLC                                                                                                   8,313
               300    Eni S.p.A.                                                                                              11,551
               171    OMV A.G.                                                                                                12,851
                37    Repsol - YPF S.A.                                                                                        1,504
               330    Royal Dutch Shell PLC                                                                                   13,174
               540    Royal Dutch Shell PLC - Class A                                                                         21,676
                58    Statoil A.S.A                                                                                            2,090
                97    Total S.A.                                                                                               8,149
                                                                                                                             121,590
Oil Refining and Marketing - 0.1%
               396    Hellenic Petroleum S.A.                                                                                  5,988
             1,000    Nippon Oil Corp.                                                                                         6,895
                                                                                                                              12,883
Optical Supplies - 0.1%
               100    Essilor International S.A.                                                                               6,227
Paper and Related Products - 0%
               200    SVENSKA CELLULOSA A.B. - B Shares                                                                        3,369
Photo Equipment and Supplies - 0.4%
             1,000    Konica Minolta Holdings, Inc.                                                                           15,061
             1,000    Nikon Corp.                                                                                             29,135
                                                                                                                              44,196
Platinum - 0%
                18    Lonmin PLC                                                                                               1,101
Power Converters and Power Supply Equipment - 0.1%
               289    Gamesa Corporacion Tecnologica S.A.                                                                     14,072
Precious Metals - 0.1%
               170    Umicore                                                                                                  9,098
Printing - Commercial - 0.1%
             1,000    DAI NIPPON PRINTING COMPANY, Ltd.                                                                       15,348
Property and Casualty Insurance - 0.6%
               200    Millea Holdings, Inc.                                                                                    8,441
               100    MITSUI  & COMPANY, Ltd.*                                                                                 3,982
             1,000    Nipponkoa Insurance Company, Ltd.                                                                        9,798
             1,400    QBE Insurance Group, Ltd.                                                                               33,333
                50    Trygvesta A.S.                                                                                           4,292
                                                                                                                              59,846
Public Thoroughfares - 0.6%
               366    Abertis Infraestucturas S.A.                                                                            12,128
               169    Atlantia S.P.A.                                                                                          5,545
             1,644    Brisa                                                                                                   23,325
               190    Cintra Concesiones de Infraestructuras de Transporte S.A.                                                2,934
               154    Societe des Autoroutes Paris-Rhin-Rhone                                                                 18,501
                                                                                                                              62,433
Publishing - Books - 0.1%
               172    Reed Elsevier N.V.                                                                                       3,251
               271    Reed Elsevier, PLC                                                                                      3,422
                                                                                                                               6,673
Publishing - Newspapers - 0.1%
             4,000    Singapore Press Holdings, Ltd.                                                                          13,106
Real Estate Management/Services - 0.1%
               300    Daito Trust Construction Company, Ltd.                                                                  13,923
Real Estate Operating/Development - 1.5%
             1,000    Cheng Kong Holdings, Ltd.                                                                               15,650
             3,000    Hang Lung Group, Ltd.                                                                                   16,169
             5,000    Hang Lung Properties, Ltd.                                                                              20,370
             3,000    Henderson Land Development Co., Ltd.                                                                    22,960
             2,000    Hopewell Holdings, Ltd.                                                                                  8,733
             3,000    Hysan Development Company, Ltd.                                                                          8,708
             1,000    Kerry Properties, Ltd.                                                                                   6,795
             8,000    New World Development Company, Ltd.                                                                     20,668
             2,000    Sun Hung Kai Properties, Ltd.                                                                           34,804
                                                                                                                             154,857
Reinsurance - 0.3%
               127    Muenchener Rueckversicherungs-Gesellschaft A.G.                                                         24,507
                51    Swiss Re                                                                                                 4,242
                                                                                                                              28,749
REIT - Diversified - 0.5%
               165    Corio N.V.                                                                                              15,400
             6,628    Dexus Property Group                                                                                    10,970
               176    Klepierre                                                                                               10,649
               121    Land Securities Group PLC                                                                                3,677
               784    Macquarie Goodman Group                                                                                  3,319
               311    SEGRO PLC                                                                                                2,827
                32    Unibail                                                                                                  8,261
                                                                                                                              55,103
REIT - Manufactured Homes - 0%
                17    ICADE                                                                                                    2,432
REIT - Shopping Centers - 0.1%
             4,461    CFS Retail Property Trust                                                                                9,398
Resorts and Theme Parks - 0.2%
               300    Oriental Land Co., Ltd.                                                                                 17,912
Retail - Apparel and Shoe - 0.7%
               200    Fast Retailing Co., Ltd.                                                                                18,739
               200    Hennes & Mauritz A.B. - Class B                                                                         11,874
               725    Industria de Diseno Textil S.A.                                                                         39,619
                                                                                                                              70,232
Retail - Automobile - 0.1%
                90    USS Company, Ltd.                                                                                        6,388
Retail - Consumer Electronics - 0.2%
             1,215    Carphone Warehouse PLC                                                                                   6,512
               140    Yamada Denki Company, Ltd.                                                                              12,080
                                                                                                                              18,592
Retail - Convenience Stores - 0.3%
               300    FamilyMart, Co.                                                                                         10,505
               400    Lawson, Inc.                                                                                            17,282
                                                                                                                              27,787
Retail - Discount - 0.1%
             3,243    Harvey Norman Holdings, Ltd.                                                                            10,995
Retail - Home Furnishings - 0%
                50    Nitori Company, Ltd.                                                                                     2,643
Retail - Jewelry - 0.5%
               400    Citizen Holding Co., Ltd.                                                                                3,430
                58    Compagnie Financiere Richemont A.G.                                                                      3,523
               111    Swatch Group A.G.                                                                                       29,700
               314    Swatch Group, A.G.                                                                                      16,057
                                                                                                                              52,710
Retail - Major Department Stores - 0.2%
             1,500    Lifestyle International Holdings, Ltd.                                                                   3,130
             1,763    Marks & Spencer Group PLC                                                                               13,259
                                                                                                                              16,389
Rubber - Tires - 0.3%
                66    Compagnie Generale des Etablissements Michelin - Class B                                                 6,002
               571    Nokian Renkaat Oyj                                                                                      24,298
                                                                                                                              30,300
Satellite Telecommunications - 0.2%
               895    SES                                                                                                     21,931
Schools - 0.2%
               500    Benesse Corp.                                                                                           22,060
Security Services - 0.3%
               986    G4S PLC                                                                                                  4,458
               500    Secom Company, Ltd.                                                                                     23,400
                                                                                                                              27,858
Seismic Data Collection - 0.1%
                25    Compagnie Generale de Geophysique-Veritas*                                                               6,284
Semiconductor Equipment - 0%
                91    ASML Holding N.V.                                                                                        2,578
Soap and Cleaning Preparations - 1.2%
             2,138    Reckitt Benckiser PLC                                                                                  124,559
Steel - Producers - 2.6%
               102    Acerinox S.A.                                                                                            2,772
             1,539    ArcelorMittal                                                                                          136,008
             1,319    BlueScope Steel, Ltd.                                                                                   13,696
             5,000    Nippon Steel Corp.                                                                                      28,270
             4,144    OneSteel, Ltd.                                                                                          24,983
                13    Salzgitter A.G.                                                                                          2,656
               960    ThyssenKrupp A.G.                                                                                       59,996
                18    Voestapine A.G.                                                                                          1,384
                                                                                                                             269,765
Steel - Specialty - 0.3%
             2,000    Daido Steel Company, Ltd.                                                                               11,174
               326    Outokumpu Oyj                                                                                           15,554
                                                                                                                              26,728
Sugar - 0.2%
             2,265    Tate & Lyle PLC                                                                                         23,673
Telecommunication Services - 1.5%
               236    Neuf Cegetel                                                                                            13,210
            10,000    PCCW, Ltd.                                                                                               6,457
            17,000    Singapore Telecommunications, Ltd.                                                                      48,605
             1,400    Tele2 A.B.                                                                                              31,165
               814    Telecom Corporation of New Zealand, Ltd.                                                                 2,406
             1,800    Telenor A.S.A.                                                                                          36,209
             2,100    TeliaSonera A.B.                                                                                        18,747
                                                                                                                             156,799
Telephone - Integrated - 3.8%
               507    Belgacom S.A.                                                                                           23,308
            14,663    BT Group PLC                                                                                            64,434
                 1    DDI Corp.                                                                                                6,439
             2,141    Deutsche Telekom A.G.                                                                                   38,442
               462    Elisa Oyj                                                                                               10,356
             1,106    France Telecom S.A.                                                                                     34,733
               567    Hellenic Telecommunication Organization S.A.                                                            16,814
             4,444    Koninklijke KPN N.V.                                                                                    81,222
                 1    Nippon Telegraph & Telephone Corp.                                                                       4,324
             1,470    Portugal Telecom SGPS S.A.                                                                              17,471
                41    Swisscom A.G.                                                                                           14,627
             2,240    Telefonica S.A.                                                                                         64,976
               225    Telekom Austria A.G.                                                                                     5,567
               653    Telstra Corp., Ltd.                                                                                      2,801
                                                                                                                             385,514
Television - 0.2%
               967    British Sky Broadcasting Group PLC                                                                      10,430
               200    Modern Times Group MTG A.B.                                                                             14,682
                                                                                                                              25,112
Textile - Products - 0.2%
             1,500    Kuraray Co., Ltd.                                                                                       17,941
Tobacco - 2.9%
             4,928    British American Tobacco PLC                                                                           184,945
               737    Imperial Tobacco Group PLC                                                                              35,400
                 9    Japan Tobacco, Inc.                                                                                     43,666
             1,500    Swedish Match A.B.                                                                                      32,898
                                                                                                                             296,909
Toys - 1.1%
               200    Nintendo Company, Ltd.                                                                                 110,856
Transportation - Marine - 0.7%
             1,000    Kawasaki Kisen Kaisha, Ltd.                                                                             10,096
             3,000    Mitsui O.S.K. Lines, Ltd.                                                                               41,015
             2,000    Nippon Yusen Kabushiki Kaisha                                                                           19,540
             3,000    Pacific Basin Shipping, Ltd.                                                                             5,510
                                                                                                                              76,161
Transportation - Railroad - 1.2%
                 4    East Japan Railway Co.                                                                                  31,952
             5,000    Kintetsu Corp.                                                                                          17,241
            11,500    MTR Corporation, Ltd.                                                                                   41,204
             1,000    Odakyu Electric Railway Company, Ltd.                                                                    6,819
             2,000    Tobu Railway Co., Ltd.                                                                                  10,226
                 4    West Japan Railway Company                                                                              17,323
                                                                                                                             124,765
Transportation - Services - 1.0%
               287    Deutsche Post A.G.                                                                                       8,960
             1,532    FirstGroup PLC                                                                                          17,222
               241    Kuehne & Nagel International A.G.                                                                       25,794
             4,900    Stagecoach Group PLC                                                                                    24,834
                37    TNT N.V.                                                                                                 1,436
             2,619    Toll Holdings, Ltd.                                                                                     19,496
                                                                                                                              97,742
Transportation - Truck - 0.2%
               500    DSV A/S                                                                                                 12,262
             1,000    Nippon Express Company, Ltd.                                                                             5,545
                                                                                                                              17,807
Water - 0.3%
               329    Severn Trent PLC                                                                                         9,504
               374    United Utilities PLC                                                                                     5,299
               196    Veolia Environnement                                                                                    14,134
                                                                                                                              28,937
Water Treatment Services - 0.2%
               700    Kurita Water Industries, Ltd.                                                                           25,065
Web Portals/Internet Service Providers - 0.2%
                40    Yahoo Japan Corp.                                                                                       17,801
Wire and Cable Products - 0%
               100    Prysmian S.P.A.                                                                                          2,366
Wireless Equipment - 0.6%
             1,921    Nokia Oyj                                                                                               57,820
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,517,468)                                                                                       9,980,991
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.3%
Automotive - Cars and Light Trucks - 1.1%
               215    Porsche Automobil Holding SE                                                                            39,411
               457    Volkswagen A.G.                                                                                         75,246
                                                                                                                             114,657
Electric - Integrated - 0.1%
                86    RWE A.G.                                                                                                 8,029
Medical Products - 0.1%
               132    Fresenius A.G.                                                                                          10,957
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock(cost $101,097)                                                                                         133,643
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.3%
            92,000    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                     92,000
            36,382    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                  36,382
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $128,382)                                                                                          128,382

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,746,947) - 100%                                                                      $   10,243,016
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                       $      897,811              8.8%
Austria                                                 58,788              0.6%
Belgium                                                102,481              1.0%
Bermuda                                                 81,447              0.8%
Cayman Islands                                          56,256              0.5%
Cyprus                                                   5,188              0.1%
Denmark                                                246,917              2.4%
Finland                                                182,160              1.8%
France                                                 676,565              6.6%
Germany                                              1,144,111             11.2%
Greece                                                 160,148              1.5%
Hong Kong                                              468,284              4.6%
Ireland                                                 50,859              0.5%
Italy                                                  226,561              2.2%
Japan                                                1,743,419             17.0%
Luxembourg                                             181,965              1.8%
Netherlands                                            317,609              3.1%
New Zealand                                              6,614              0.1%
Norway                                                 121,334              1.2%
Portugal                                               146,243              1.4%
Singapore                                              156,525              1.5%
Spain                                                  430,251              4.2%
Sweden                                                 226,897              2.2%
Switzerland                                            598,997              5.8%
United Kingdom                                       1,821,171             17.8%
United States++                                        134,415              1.3%
--------------------------------------------------------------------------------
Total                                           $   10,243,016            100.0%
                                                ==============            =====

++    Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

PLC            Public Limited Company

REIT           Real Estate Investment Trust

*              Non-income-producing security

b              Security is illiquid.

oo Schedule of Fair Valued Securities (as of April 30, 2008)

-----------------------------------------------------------------------------------------
                                                                       Value as a % of
Janus Adviser INTECH Risk-Managed International Fund      Value     Investment Securities
-----------------------------------------------------------------------------------------
Britannic Group PLC                                    $     2,859                   0.0%
-----------------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's
Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.
-----------------------------------------------------------------------------------------

Janus Adviser INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.4%
Aerospace and Defense - 0.9%
             3,000    General Dynamics Corp.                                                                          $      271,260
             1,600    Northrop Grumman Corp.                                                                                 117,712
             4,000    Raytheon Co.                                                                                           255,880
                                                                                                                             644,852
Aerospace and Defense - Equipment - 0.5%
               300    Alliant Techsystems, Inc.*                                                                              32,928
               200    DRS Technologies, Inc.                                                                                  12,488
             4,400    United Technologies Corp.                                                                              318,868
                                                                                                                             364,284
Agricultural Chemicals - 0.3%
             1,800    Mosaic Co.*                                                                                            220,518
Agricultural Operations - 0.3%
             2,700    Archer-Daniels-Midland Co.                                                                             118,962
               600    Bunge, Ltd. #                                                                                           68,454
                                                                                                                             187,416
Airlines - 0%
             2,300    Northwest Airlines Corp.*                                                                               22,218
               100    UAL Corp.*                                                                                               1,490
                                                                                                                              23,708
Apparel Manufacturers - 0.5%
             4,800    VF Corp.                                                                                               357,024
Appliances - 0.1%
               600    Whirlpool Corp.                                                                                         43,668
Automotive - Cars and Light Trucks - 0.4%
            12,900    General Motors Corp. #                                                                                 299,280
Automotive - Truck Parts and Equipment - Original - 0.8%
               500    Autoliv, Inc.                                                                                           30,620
             4,800    Borg-Warner Automotive, Inc.                                                                           235,920
             8,900    Johnson Controls, Inc.                                                                                 313,814
                                                                                                                             580,354
Batteries and Battery Systems - 0.1%
             1,300    Energizer Holdings, Inc.*                                                                              102,778
Beverages - Non-Alcoholic - 2.3%
            13,800    Coca-Cola Co.                                                                                          812,406
            17,500    Coca-Cola Enterprises, Inc.                                                                            393,750
             9,000    Pepsi Bottling Group, Inc.                                                                             303,390
             5,000    PepsiAmericas, Inc.                                                                                    128,500
                                                                                                                           1,638,046
Beverages - Wine and Spirits - 0.5%
             1,900    Brown-Forman Corp. - Class B                                                                           129,238
            13,200    Constellation Brands, Inc. - Class A*                                                                  242,352
                                                                                                                             371,590
Brewery - 0.2%
             1,100    Anheuser-Busch Companies, Inc.                                                                          54,120
             1,600    Molson Coors Brewing Co. - Class B                                                                      87,744
                                                                                                                             141,864
Broadcast Services and Programming - 1.1%
               400    Clear Channel Communications, Inc.                                                                      12,060
            10,800    Discovery Holding Co. - Class A*                                                                       250,128
            12,100    Liberty Global, Inc. - Class A*                                                                        428,219
             6,500    Liberty Media Corp. - Capital - Class A*                                                                99,905
                                                                                                                             790,312
Building - Residential and Commercial - 0.3%
             1,200    Centex Corp.                                                                                            24,984
               900    D.R. Horton, Inc.                                                                                       13,941
               600    KB Home                                                                                                 13,500
               300    M.D.C. Holdings, Inc.                                                                                   13,074
             3,800    Pulte Homes, Inc.                                                                                       49,552
             4,100    Toll Brothers, Inc.*                                                                                    92,824
                                                                                                                             207,875
Building and Construction Products - Miscellaneous - 0.1%
             2,100    Owens Corning, Inc.*                                                                                    44,331
Cable Television - 0.9%
             9,600    Cablevision Systems New York Group - Class A*                                                          220,800
            18,250    Comcast Corp. - Class A*                                                                               375,038
               400    Time Warner Cable, Inc. - Class A*                                                                      11,200
                                                                                                                             607,038
Chemicals - Diversified - 1.2%
               300    Celanese Corp. - Class A                                                                                13,425
             2,800    Dow Chemical Co.                                                                                       112,420
             1,200    E.I. du Pont de Nemours and Co.                                                                         58,692
             4,100    FMC Corp.                                                                                              257,398
             1,000    Huntsman Corp.                                                                                          22,490
             5,900    PPG Industries, Inc.*                                                                                  362,083
               200    Rohm & Haas Co.                                                                                         10,690
                                                                                                                             837,198
Chemicals - Specialty - 0.5%
               500    Cytec Industries, Inc.                                                                                  29,505
               300    Eastman Chemical Co.                                                                                    22,050
             1,600    Lubrizol Corp.                                                                                          93,312
             3,000    Sigma-Aldrich Corp.                                                                                    171,060
                                                                                                                             315,927
Commercial Banks - 1.7%
             5,500    BancorpSouth, Inc.                                                                                     132,165
               900    Bank of Hawaii Corp.                                                                                    49,347
             4,000    BB&T Corp.                                                                                             137,160
             1,500    City National Corp.                                                                                     72,780
             7,200    Colonial BancGroup, Inc. #                                                                              58,608
             1,300    Commerce Bancshares, Inc.                                                                               56,550
             2,600    Cullen/Frost Bankers, Inc.                                                                             145,132
             8,200    Fulton Financial Corp.                                                                                 102,254
               700    M&T Bank Corp.                                                                                          65,261
             3,300    Marshall & Ilsley Corporation                                                                           82,434
             1,697    Regions Financial Corp.                                                                                 37,198
               800    UnionBanCal Corp.                                                                                       42,008
             3,615    Valley National Bancorp                                                                                 69,372
               400    Webster Financial, Corp.                                                                                10,420
             6,200    Whitney Holding Corp.                                                                                  145,142
                                                                                                                           1,205,831
Commercial Banks - 0.1%
             1,700    East West Bancorp, Inc.                                                                                 24,208
             4,400    TCF Financial Corp.                                                                                     76,560
                                                                                                                             100,768
Computer Software - 0%
               600    Metavante Technologies, Inc.*                                                                           14,142
Computers - 0.4%
             2,300    IBM Corp.                                                                                              277,610
Computers - Integrated Systems - 0.1%
             1,200    NCR Corp.*                                                                                              29,556
               500    Terdata Corp.*                                                                                          10,645
                                                                                                                              40,201
Computers - Memory Devices - 0.1%
             1,400    Western Digital Corp.*                                                                                  40,586
Consumer Products - Miscellaneous - 0.3%
               600    Fortune Brands, Inc.                                                                                    40,572
             1,400    Jarden Corp.*                                                                                           29,848
             1,900    Kimberly-Clark Corp.                                                                                   121,581
                                                                                                                             192,001
Containers - Metal and Glass - 0%
               400    Owens-Illinois, Inc.*                                                                                   22,060
Cosmetics and Toiletries - 2.5%
               300    Alberto-Culver Co.                                                                                       7,551
               400    Avon Products, Inc.                                                                                     15,608
             2,000    Colgate-Palmolive Co.                                                                                  141,400
               100    International Flavors & Fragrances, Inc.*                                                                4,561
            23,300    Procter & Gamble Co.                                                                                 1,562,265
                                                                                                                           1,731,385
Data Processing and Management - 0%
               359    Fidelity National Information Services, Inc.                                                            12,946
Distribution/Wholesale - 0.2%
             1,100    Genuine Parts Co.                                                                                       46,706
               500    Tech Data Corp.*                                                                                        16,805
               700    W.W. Grainger, Inc.                                                                                     60,697
                                                                                                                             124,208
Diversified Financial Services - 0.1%
             2,000    Morgan Stanley Co.*                                                                                     97,200
Diversified Operations - 9.3%
             3,400    3M Co.                                                                                                 261,460
             2,500    Carlisle Companies, Inc.                                                                                72,200
             5,100    Cooper Industries, Ltd. - Class A                                                                      216,189
             3,600    Crane Co.                                                                                              147,384
               400    Dover Corp.                                                                                             19,788
             2,300    Eaton Corp.                                                                                            202,032
           103,000    General Electric Co. #                                                                               3,368,099
             6,100    Honeywell International, Inc.                                                                          362,340
             3,100    Illinois Tool Works, Inc.                                                                              162,099
            11,300    Ingersoll-Rand Co. - Class A                                                                           501,494
               400    ITT Industries, Inc. #                                                                                  25,600
               600    Leggett & Platt, Inc.                                                                                    9,960
            11,400    Leucadia National Corp.                                                                                583,908
               950    Parker Hannifin Corp.                                                                                   75,858
             4,000    Pentair, Inc.                                                                                          147,320
             1,600    SPX Corp.                                                                                              196,800
               700    Teleflex, Inc.                                                                                          38,563
               275    Tyco International, Ltd.                                                                                12,867
                                                                                                                           6,403,961
E-Commerce/Services - 0.2%
             4,200    Expedia, Inc.*                                                                                         106,092
Electric - Integrated - 5.2%
               600    Alliant Energy Corp.                                                                                    22,602
             5,900    Ameren Corp.                                                                                           267,624
             4,600    American Electric Power Company, Inc.                                                                  205,298
               600    CMS Energy Corp.*                                                                                        8,748
               600    Consolidated Edison, Inc.                                                                               24,960
             1,400    Constellation Energy Group, Inc.                                                                       118,510
             1,300    Dominion Resources, Inc.                                                                                56,407
               400    DTE Energy Co.                                                                                          16,124
               724    Duke Energy Corp.                                                                                       13,256
             1,200    Edison International                                                                                    62,604
            12,800    Energy East Corp.                                                                                      291,840
             2,700    Entergy Corp.                                                                                          310,122
             3,700    Exelon Corp.                                                                                           316,276
             3,500    FirstEnergy Corp.                                                                                      264,740
             5,400    FPL Group, Inc.                                                                                        357,966
               500    MDU Resources Group, Inc.                                                                               14,435
             1,000    Northeast Utilities Co.                                                                                 26,320
               500    NSTAR                                                                                                   16,105
               600    OGE Energy Corp.                                                                                        19,614
             5,500    PG&E Corp.                                                                                             220,000
               400    Pinnacle West Capital Corp.                                                                             13,576
             7,900    PPL Corp.                                                                                              379,358
             8,500    Public Service Enterprise Group, Inc.                                                                  373,235
             2,000    Puget Energy, Inc.                                                                                      54,420
             2,400    Southern Co.                                                                                            89,352
               500    Xcel Energy, Inc.                                                                                       10,400
                                                                                                                           3,553,892
Electric Products - Miscellaneous - 0.1%
               600    Emerson Electric Co.                                                                                    31,356
             2,400    Molex, Inc.                                                                                             68,112
                                                                                                                              99,468
Electronic Components - Miscellaneous - 0.2%
             2,175    Tyco Electronics, Ltd.                                                                                  81,367
             5,400    Vishay Intertechnology, Inc.*                                                                           51,030
                                                                                                                             132,397
Electronic Components - Semiconductors - 0.5%
            10,600    Advanced Micro Devices, Inc. *, #                                                                       63,176
             4,000    Cree, Inc. *, #                                                                                        104,000
             1,100    International Rectifier Corp.*                                                                          25,036
             2,400    Intersil Corp. - Class A                                                                                64,128
             8,800    Micron Technology, Inc.*                                                                                67,936
                                                                                                                             324,276
Electronic Design Automation - 0%
             1,100    Cadence Design Systems, Inc.*                                                                           12,243
Electronic Parts Distributors - 0.1%
             1,200    Arrow Electronics, Inc.*                                                                                32,652
             1,700    Avnet, Inc.*                                                                                            44,523
                                                                                                                              77,175
Electronics - Military - 0.2%
             1,000    L-3 Communications Holdings, Inc.                                                                      111,450
Engineering - Research and Development Services - 0.2%
               100    Shaw Group, Inc.*                                                                                        4,942
             4,100    URS Corp.*                                                                                             165,394
                                                                                                                             170,336
Fiduciary Banks - 0.5%
             3,624    Bank of New York Mellon Corp.                                                                          157,753
             2,200    Northern Trust Corp.                                                                                   163,042
             1,200    Wilmington Trust Corp.                                                                                  39,456
                                                                                                                             360,251
Filtration and Separations Products - 0%
               300    Pall Corp.                                                                                              10,431
Finance - Auto Loans - 0%
             1,000    AmeriCredit Corp. #                                                                                     13,960
Finance - Commercial - 0%
             1,200    CIT Group, Inc.                                                                                         13,068
Finance - Investment Bankers/Brokers - 5.4%
            77,800    Citigroup, Inc.                                                                                      1,966,006
             2,200    Goldman Sachs Group, Inc.                                                                              421,014
             2,000    Jefferies Group, Inc.                                                                                   37,600
            24,900    JP Morgan Chase & Co.                                                                                1,186,485
               900    Lehman Brothers Holdings, Inc.                                                                          39,816
               100    Merrill Lynch & Company, Inc.                                                                            4,983
             1,700    Raymond James Financial, Inc.                                                                           48,909
                                                                                                                           3,704,813
Finance - Mortgage Loan Banker - 0.6%
             2,200    Countrywide Financial Corp.                                                                             12,716
            10,800    Fannie Mae                                                                                             305,640
             2,700    Freddie Mac                                                                                             67,257
                                                                                                                             385,613
Finance - Other Services - 0.1%
             1,300    Nasdaq Stock Market, Inc.*                                                                              47,385
Financial Guarantee Insurance - 0.2%
            12,300    MBIA, Inc.*, #                                                                                         127,920
Food - Canned - 0%
             2,700    Del Monte Foods Co.*                                                                                    24,354
Food - Confectionary - 0.4%
               600    Hershey Foods Corp. #                                                                                   22,428
             4,000    J.M. Smucker Co.                                                                                       199,520
               700    Wm. Wrigley Jr. Co.                                                                                     53,312
                                                                                                                             275,260
Food - Diversified - 0.7%
               700    Campbell Soup Co.                                                                                       24,360
             3,000    General Mills, Inc.                                                                                    181,200
             5,800    Kellogg Co.                                                                                            296,786
                                                                                                                             502,346
Food - Meat Products - 0.4%
             4,200    Smithfield Foods, Inc.*                                                                                120,456
             8,600    Tyson Foods, Inc. - Class A                                                                            153,080
                                                                                                                             273,536
Food - Miscellaneous/Diversified - 1.1%
             6,800    ConAgra Foods, Inc.                                                                                    160,208
             2,100    Corn Products International, Inc.                                                                       97,398
             3,900    H.J. Heinz Co.                                                                                         183,417
            11,452    Kraft Foods, Inc. - Class A                                                                            362,227
                                                                                                                             803,250
Food - Retail - 0.9%
             8,800    Kroger Co.*                                                                                            239,800
             9,400    Safeway, Inc.*                                                                                         297,040
             2,873    Supervalu, Inc.                                                                                         95,096
                                                                                                                             631,936
Forestry - 0.2%
             2,000    Plum Creek Timber Company, Inc.                                                                         81,680
               400    Weyerhaeuser Co.*                                                                                       25,552
                                                                                                                             107,232
Funeral Services and Related Items - 0.1%
               900    Hillenbrand, Inc.                                                                                       17,136
             3,500    Service Corporation International                                                                       38,885
                                                                                                                              56,021
Gas - Distribution - 0.6%
               200    Atmos Energy Corp.                                                                                       5,536
             2,800    Energen Corp.                                                                                          191,072
               300    Sempra Energy Co.                                                                                       17,001
             1,500    Southern Union Co.                                                                                      38,430
             6,000    UGI Corp.                                                                                              156,000
             1,200    Vectren, Corp.                                                                                          33,936
                                                                                                                             441,975
Gold Mining - 0%
               300    Newmont Mining Corp.                                                                                    13,263
Health Care Cost Containment - 0%
               200    McKesson Corp.                                                                                          10,424
Home Decoration Products - 0.1%
             2,700    Newell Rubbermaid, Inc.                                                                                 55,431
Hospital Beds and Equipment - 0%
               900    Hillenbrand Industries, Inc.                                                                            22,617
               200    Kinetic Concepts, Inc.*                                                                                  7,932
                                                                                                                              30,549
Hotels and Motels - 0.1%
             3,300    Wyndham Worldwide Corp.                                                                                 70,884
Human Resources - 0.1%
             1,400    Hewitt Associates, Inc. - Class A*                                                                      57,400
Independent Power Producer - 0.5%
               400    NRG Energy, Inc.*                                                                                       17,580
            14,000    Reliant Energy, Inc.*                                                                                  360,360
                                                                                                                             377,940
Industrial Gases - 0.4%
             3,000    Air Products and Chemicals, Inc.                                                                       295,290
Instruments - Scientific - 0.7%
             4,300    Applera Corp. - Applied Biosystems Group                                                               137,213
             1,400    PerkinElmer, Inc.                                                                                       37,184
             5,600    Thermo Fisher Scientific, Inc.*                                                                        324,072
                                                                                                                             498,469
Insurance Brokers - 0.2%
             2,100    Aon Corp.                                                                                               95,319
               800    Erie Indemnity Co. - Class A                                                                            42,736
               600    Marsh & McLennan Companies, Inc.                                                                        16,554
                                                                                                                             154,609
Internet Security - 0.2%
             7,900    Symantec Corp.*                                                                                        136,038
Investment Companies - 0.2%
             4,600    Allied Capital Corp. #                                                                                  92,460
             2,000    American Capital Strategies, Ltd. #                                                                     63,500
                                                                                                                             155,960
Investment Management and Advisory Services - 0.1%
               500    Ameriprise Financial, Inc.                                                                              23,745
               100    BlackRock, Inc.                                                                                         20,179
                                                                                                                              43,924
Life and Health Insurance - 1.1%
             2,700    AFLAC, Inc.                                                                                            180,009
             3,700    Conseco, Inc.*                                                                                          43,105
               979    Lincoln National Corp.                                                                                  52,631
             1,300    Nationwide Financial Services, Inc. - Class A                                                           65,156
             2,000    Principal Financial Group, Inc.                                                                        107,320
             3,000    Prudential Financial, Inc.                                                                             227,130
               300    Reinsurance Group of America, Inc.                                                                      15,594
               500    StanCorp Financial Group, Inc.                                                                          25,620
               100    Torchmark Corp.                                                                                          6,474
             2,400    UnumProvident Corp.                                                                                     55,704
                                                                                                                             778,743
Machine Tools and Related Products - 0.2%
             2,500    Kennametal, Inc.                                                                                        86,925
               900    Lincoln Electric Holdings, Inc.                                                                         68,670
                                                                                                                             155,595
Machinery - Farm - 0.4%
               700    AGCO Corp.*                                                                                             42,091
             2,900    Deere & Co.                                                                                            243,803
                                                                                                                             285,894
Machinery - Pumps - 0.1%
               400    Flowserve Corp.*                                                                                        49,636
Medical - Biomedical and Genetic - 0.7%
             2,100    Amgen, Inc.*                                                                                            87,927
             1,300    Biogen Idec, Inc.*                                                                                      78,897
             1,200    Charles River Laboratories International, Inc.*                                                         69,660
             2,400    Invitrogen Corp.*                                                                                      224,568
               500    Millennium Pharmaceuticals, Inc.*                                                                       12,435
                                                                                                                             473,487
Medical - Drugs - 4.3%
             3,800    Eli Lilly and Co.                                                                                      182,932
            18,000    Merck & Company, Inc.                                                                                  684,720
           101,600    Pfizer, Inc.                                                                                         2,043,176
               900    Wyeth                                                                                                   40,023
                                                                                                                           2,950,851
Medical - Generic Drugs - 0%
               800    Watson Pharmaceuticals, Inc.*                                                                           24,832
Medical - HMO - 0.1%
             1,000    Aetna, Inc.                                                                                             43,600
               300    Coventry Health Care, Inc.*                                                                             13,419
               100    WellPoint, Inc.*                                                                                         4,975
                                                                                                                              61,994
Medical - Hospitals - 0.2%
             1,100    Community Health Care Corp.*                                                                            41,283
             1,600    LifePoint Hospitals, Inc.*                                                                              48,192
             1,100    Universal Health Services, Inc. - Class B                                                               68,904
                                                                                                                             158,379
Medical Information Systems - 0%
             1,300    IMS Health, Inc.                                                                                        32,175
Medical Instruments - 0.2%
               200    Beckman Coulter, Inc.                                                                                   13,660
             7,200    Boston Scientific Corp.*                                                                                95,976
                                                                                                                             109,636
Medical Labs and Testing Services - 0.1%
               900    Quest Diagnostics, Inc.                                                                                 45,162
Medical Products - 1.2%
             1,100    Cooper Companies, Inc.                                                                                  38,500
             3,675    Covidien, Ltd.                                                                                         171,586
             9,000    Johnson & Johnson                                                                                      603,810
                                                                                                                             813,896
Metal - Aluminum - 0.2%
             4,800    Alcoa, Inc.                                                                                            166,944
Metal - Diversified - 0.2%
             1,205    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         137,069
Metal Processors and Fabricators - 0.1%
             1,900    Timken Co.                                                                                              68,685
Multi-line Insurance - 2.9%
             2,000    ACE, Ltd.                                                                                              120,580
             1,300    Allstate Corp.                                                                                          65,468
             7,300    American International Group, Inc.                                                                     337,260
             2,300    Assurant, Inc.                                                                                         149,500
               800    Cincinnati Financial Corp.                                                                              28,720
               500    Genworth Financial, Inc. - Class A                                                                      11,530
               600    Hanover Insurance Group, Inc.                                                                           26,928
               900    Hartford Financial Services Group, Inc.                                                                 64,143
            19,000    Loews Corp.                                                                                            800,090
             3,000    MetLife, Inc.                                                                                          182,550
             1,100    Unitrin, Inc.                                                                                           41,734
             4,600    XL Capital, Ltd. - Class A                                                                             160,494
                                                                                                                           1,988,997
Multimedia - 1.8%
             1,400    E.W. Scripps Co. - Class A                                                                              62,874
            20,600    Liberty Media Corp. - Entertainment - Class A*                                                         534,570
            23,700    News Corporation, Inc. - Class A                                                                       424,230
             1,000    Time Warner, Inc.*                                                                                      14,850
             7,700    Walt Disney Co.                                                                                        249,711
                                                                                                                           1,286,235
Networking Products - 0.2%
             6,200    Juniper Networks, Inc.*                                                                                171,244
Non-Hazardous Waste Disposal - 0.1%
             1,100    Republic Services, Inc.                                                                                 34,969
             1,300    Waste Management, Inc.                                                                                  46,930
                                                                                                                              81,899
Oil - Field Services - 0.1%
             1,200    Helix Energy Solutions Group, Inc.*                                                                     41,460
               200    Tidewater, Inc.                                                                                         13,044
                                                                                                                              54,504
Oil and Gas Drilling - 0.3%
             2,300    Helmerich & Payne, Inc.                                                                                123,625
               400    Nabors Industries, Ltd.*                                                                                15,016
               700    Patterson-UTI Energy, Inc.                                                                              19,558
               400    Pride International, Inc.*                                                                              16,980
               900    Rowan Companies, Inc.                                                                                   35,091
                                                                                                                             210,270
Oil Companies - Exploration and Production - 2.4%
             3,500    Anadarko Petroleum Corp.                                                                               232,960
             1,400    Apache Corp.                                                                                           188,552
             1,200    Chesapeake Energy Corp.                                                                                 62,040
               700    Cimarex Energy Co.*                                                                                     43,610
               800    Devon Energy Corp.                                                                                      90,720
               200    EOG Resources, Inc.                                                                                     26,096
             1,700    Forest Oil Corp.*                                                                                      100,181
             3,100    Murphy Oil Corp.                                                                                       280,054
             1,200    Newfield Exploration Co.*                                                                               72,912
             1,000    Noble Energy, Inc.                                                                                      87,000
             5,652    Occidental Petroleum Corp.                                                                             470,303
               400    St. Mary Land & Exploration Co.                                                                         17,488
               200    Unit Corp.*                                                                                             12,702
                                                                                                                           1,684,618
Oil Companies - Integrated - 10.7%
            18,000    Chevron Corp.                                                                                        1,730,700
            11,593    ConocoPhillips                                                                                         998,737
            44,500    Exxon Mobil Corp.                                                                                    4,141,614
             1,100    Hess Corp.                                                                                             116,820
             9,600    Marathon Oil Corp.                                                                                     437,472
                                                                                                                           7,425,343
Oil Refining and Marketing - 0.4%
             4,900    Frontier Oil Corp.                                                                                     121,765
             3,500    Valero Energy Corp.                                                                                    170,975
                                                                                                                             292,740
Paper and Related Products - 0.2%
             1,100    International Paper Co.                                                                                 28,787
             2,200    MeadWestvaco Corp.                                                                                      57,860
               600    Rayonier, Inc.                                                                                          25,218
             2,000    Temple-Inland, Inc.                                                                                     23,340
                                                                                                                             135,205
Pharmacy Services - 0%
               800    Omnicare, Inc.                                                                                          16,280
Photo Equipment and Supplies - 0.1%
             2,100    Eastman Kodak Co.                                                                                       37,569
Pipelines - 0.9%
             1,700    El Paso Corp.                                                                                           29,138
               200    Equitable Resources, Inc.                                                                               13,274
             1,400    National Fuel Gas Co.                                                                                   71,652
             6,400    ONEOK, Inc.                                                                                            307,968
             2,600    Questar Corp.                                                                                          161,278
             1,000    Williams Companies, Inc.                                                                                35,500
                                                                                                                             618,810
Power Converters and Power Supply Equipment - 0.2%
             2,600    Hubbell, Inc. - Class A                                                                                116,298
Printing - Commercial - 0%
               900    R.R. Donnelley & Sons Co.                                                                               27,576
Property and Casualty Insurance - 0.9%
               208    Alleghany Corp.*                                                                                        71,656
             1,500    Chubb Corp.                                                                                             79,455
               300    Markel Corp.*                                                                                          130,320
             3,000    Progressive Corp.                                                                                       54,570
               600    SAFECO Corp.                                                                                            40,044
             5,600    Travelers Companies, Inc.                                                                              282,240
                                                                                                                             658,285
Publishing - Newspapers - 0.1%
               100    Washington Post Co. - Class B                                                                           65,560
Publishing - Periodicals - 0.1%
            10,817    Idearc, Inc.  #                                                                                         35,696
Reinsurance - 0.9%
               300    Axis Capital Holdings, Ltd.                                                                             10,173
             3,700    Endurance Specialty Holdings, Ltd.                                                                     137,381
             1,400    Everest Re Group, Ltd.                                                                                 126,490
             1,800    PartnerRe, Ltd.                                                                                        133,164
             3,700    RenaissanceRe Holdings, Ltd.                                                                           190,328
                                                                                                                             597,536
REIT - Apartments - 0.1%
               200    Avalonbay Communities, Inc.                                                                             20,400
               800    Camden Property Trust, Inc.                                                                             42,328
               300    Equity Residential                                                                                      12,456
               100    Essex Property Trust, Inc.                                                                              11,900
                                                                                                                              87,084
REIT - Diversified - 0%
             1,400    iStar Financial, Inc.                                                                                   26,950
REIT - Health Care - 0%
               400    HCP, Inc.                                                                                               14,280
               300    Health Care REIT, Inc.                                                                                  14,535
                                                                                                                              28,815
REIT - Hotels - 0%
               700    Hospitality Properties Trust                                                                            22,491
REIT - Manufactured Homes - 0.4%
            12,300    Annaly Mortgage Management, Inc.                                                                       206,148
             1,400    Douglas Emmett, Inc.                                                                                    33,264
               400    Mack-Cali Realty Corp.                                                                                  15,608
                                                                                                                             255,020
REIT - Warehouse and Industrial - 0.1%
               500    AMB Property Corp.                                                                                      28,875
               400    ProLogis                                                                                                25,044
                                                                                                                              53,919
Rental Auto/Equipment - 0.1%
             2,500    Hertz Global Holdings, Inc.*                                                                            32,150
             1,400    United Rentals, Inc.*                                                                                   26,376
                                                                                                                              58,526
Retail - Apparel and Shoe - 0.1%
               500    AnnTaylor Stores Corp.*                                                                                 12,650
             1,600    Foot Locker, Inc.                                                                                       20,240
             3,200    Gap, Inc.                                                                                               59,584
                                                                                                                              92,474
Retail - Automobile - 0%
               300    Copart, Inc.*                                                                                           12,261
Retail - Consumer Electronics - 0%
               500    RadioShack Corp.                                                                                         6,950
Retail - Discount - 0.5%
             1,400    BJ's Wholesale Club, Inc.*                                                                              53,368
               500    Costco Wholesale Corp.                                                                                  35,625
             4,700    Wal-Mart Stores, Inc.                                                                                  272,506
                                                                                                                             361,499
Retail - Drug Store - 0.4%
             7,600    CVS/Caremark Corp.                                                                                     306,812
Retail - Major Department Stores - 0.1%
               600    Sears Holdings Corp. *, #                                                                               59,166
Retail - Restaurants - 0.6%
             7,600    McDonald's Corp.                                                                                       452,808
Savings/Loan/Thrifts - 1.0%
             4,900    Astoria Financial Corp.                                                                                116,130
             9,000    Hudson City Bancorp, Inc.                                                                              172,170
            11,400    New York Community Bancorp, Inc. #                                                                     212,838
             3,000    Washington Federal, Inc.                                                                                71,430
             8,900    Washington Mutual, Inc. #                                                                              109,381
                                                                                                                             681,949
Steel - Producers - 0.2%
               200    Carpenter Technology Corp.                                                                              10,256
               200    Nucor Corp.                                                                                             15,100
               400    Reliance Steel & Aluminum Co.                                                                           24,312
               700    Steel Dynamics, Inc.                                                                                    24,395
               300    United States Steel Corp.                                                                               46,185
                                                                                                                             120,248
Super-Regional Banks - 6.7%
            59,000    Bank of America Corp.                                                                                2,214,860
               800    Capital One Financial Corp.                                                                             42,400
               900    Comerica, Inc.                                                                                          31,257
             1,000    Fifth Third Bancorp                                                                                     21,430
               900    KeyCorp                                                                                                 21,717
             3,083    PNC Bank Corp.                                                                                         213,806
             2,400    SunTrust Banks, Inc.                                                                                   133,800
            12,500    U.S. Bancorp #                                                                                         423,625
            19,384    Wachovia Corp.                                                                                         565,044
            31,200    Wells Fargo & Co.                                                                                      928,200
                                                                                                                           4,596,139
Telecommunication Equipment - 0.1%
             3,300    ADC Telecommunications, Inc.*                                                                           46,266
Telecommunication Services - 0.1%
             1,425    Embarq Corp.                                                                                            59,237
               633    FairPoint Communications, Inc.                                                                           5,830
             2,000    Virgin Media, Inc.                                                                                      25,800
                                                                                                                              90,867
Telephone - Integrated - 6.8%
            73,110    AT&T, Inc.                                                                                           2,830,089
             2,900    CenturyTel, Inc.                                                                                        94,105
             4,000    Citizens Communications Co.                                                                             42,880
            14,100    Sprint Nextel Corp.                                                                                    112,659
             3,000    Telephone and Data Systems, Inc.                                                                       114,900
            36,244    Verizon Communications, Inc.                                                                         1,394,669
             5,437    Windstream Corp.                                                                                        63,830
                                                                                                                           4,653,132
Television - 0%
             1,200    CBS Corp. - Class B                                                                                     27,684
Textile-Home Furnishings - 0%
               400    Mohawk Industries, Inc. *, #                                                                            30,476
Tobacco - 1.1%
             5,600    Altria Group, Inc.                                                                                     112,000
             1,800    Loews Corp. - Carolina Group                                                                           118,206
             3,900    Philip Morris International, Inc.*                                                                     199,017
             5,600    Reynolds American, Inc.  #                                                                             301,560
               600    UST, Inc.                                                                                               31,242
                                                                                                                             762,025
Tools - Hand Held - 0.1%
               400    Black & Decker Corp.                                                                                    26,252
               700    Snap-On, Inc.                                                                                           41,517
               200    Stanley Works                                                                                            9,648
                                                                                                                              77,417
Toys - 0%
               100    Hasbro, Inc.                                                                                             3,556
               300    Mattel, Inc.                                                                                             5,625
                                                                                                                               9,181
Transportation - Marine - 0.2%
               500    Alexander & Baldwin, Inc.                                                                               25,115
             1,800    Overseas Shipholding Group, Inc.                                                                       135,468
               300    Teekay Shipping Corp. (U.S. Shares) #                                                                   13,692
                                                                                                                             174,275
Transportation - Railroad - 0.7%
             2,800    CSX Corp.                                                                                              176,260
             2,300    Union Pacific Corp.                                                                                    333,937
                                                                                                                             510,197
Transportation - Services - 0%
               500    Ryder System, Inc.                                                                                      34,235
Transportation - Truck - 0%
               300    Con-Way, Inc.                                                                                           13,875
Wireless Equipment - 0.3%
             2,200    Crown Castle International Corp.*                                                                       85,470
            12,700    Motorola, Inc.                                                                                         126,492
                                                                                                                             211,962
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $67,448,074)                                                                                     67,990,169
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.6%
           116,250    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                 116,250
           322,181    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                    322,181
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $438,431)                                                                                          438,431
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.0%
         1,429,684    Allianz Dresdner Daily Asset Fund+ (cost $1,429,684)                                                 1,429,684
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $69,316,189) - 100%                                                                     $   69,858,284
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                        As of April 30, 2008 (unaudited)

                                                                 % of Investment
Country                                             Value           Securities
--------------------------------------------------------------------------------
Bermuda                                         $ 1,664,509            2.4%
Cayman Islands                                      281,074            0.4%
Marshall Islands                                     13,692            0.0%
United States++                                  67,899,009           97.2%
--------------------------------------------------------------------------------
Total                                           $69,858,284            100%
                                                ===========            ===

++ Includes Short-Term Securities and Other Securities (94.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser International Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.0%
Aerospace and Defense - 0.8%
           110,785    BAE Systems PLC                                                                                 $    1,021,336
Agricultural Chemicals - 5.0%
            18,228    Potash Corporation of Saskatchewan, Inc.                                                             3,356,465
            10,547    Syngenta A.G.                                                                                        3,124,381
                                                                                                                           6,480,846
Agricultural Operations - 2.9%
            18,920    Bunge, Ltd.#                                                                                         2,158,582
         1,107,375    Chaoda Modern Agriculture Holdings, Ltd.                                                             1,593,880
                                                                                                                           3,752,462
Apparel Manufacturers - 3.6%
           123,818    Burberry Group PLC                                                                                   1,182,248
           280,500    Esprit Holdings, Ltd.                                                                                3,456,828
                                                                                                                           4,639,076
Beverages - Wine and Spirits - 0.8%
           156,550    C&C Group PLC                                                                                        1,066,607
Brewery - 2.8%
            44,425    InBev N.V.#                                                                                          3,659,307
Building Products - Air and Heating - 2.2%
            55,600    Daikin Industries, Ltd.                                                                              2,791,736
Casino Hotels - 0.5%
            56,990    Crown, Ltd.                                                                                            588,028
Chemicals - Diversified - 3.2%
             9,961    K+S A.G.                                                                                             4,128,271
Commercial Banks - 6.9%
            71,580    Anglo Irish Bank Corporation PLC                                                                       996,920
            36,190    Banco Popolare S.P.A.*                                                                                 718,410
            18,580    Erste Bank der Oesterreichischen Sparkassen A.G.                                                     1,383,226
           184,000    Fukuoka Financial Group, Inc.                                                                          916,732
            30,353    Julius Baer Holding, Ltd.                                                                            2,245,315
            43,078    Standard Chartered PLC                                                                               1,526,199
           140,865    UniCredito Italiano S.P.A.                                                                           1,062,622
                                                                                                                           8,849,424
Commercial Services - 1.3%
           187,000    Park24 Company, Ltd.#                                                                                1,713,098
Commercial Services - Finance - 0.9%
           146,165    EXPERIAN GROUP, LTD.                                                                                 1,095,931
Computers - Peripheral Equipment - 1.5%
            63,860    Logitech International S.A.*                                                                         1,932,307
Consulting Services - 1.6%
            36,247    Bereau Veritas S.A.                                                                                  2,014,284
Cosmetics and Toiletries - 0.7%
             4,584    LG Household & Health Care, Ltd.                                                                       948,438
Distribution/Wholesale - 3.1%
           958,000    Li & Fung, Ltd.                                                                                      3,940,648
Diversified Minerals - 1.5%
            50,585    Companhia Vale do Rio Doce (ADR)                                                                     1,976,862
Diversified Operations - 0%
            10,000    China Merchants Holdings International Company, Ltd.                                                    51,038
Electric - Distribution - 0.9%
           107,940    Equatorial Energia S.A.                                                                              1,130,262
Electric Products - Miscellaneous - 1.1%
            80,000    Sharp Corp.                                                                                          1,355,430
Electronic Components - Semiconductors - 1.4%
           185,985    ARM Holdings PLC                                                                                       369,541
             1,985    Samsung Electronics Company, Ltd.                                                                    1,413,542
                                                                                                                           1,783,083
Electronic Connectors - 1.0%
            10,900    Hirose Electric Company, Ltd.                                                                        1,298,067
Electronic Measuring Instruments - 1.5%
             7,600    Keyence Corp.                                                                                        1,945,838
Engineering - Research and Development Services - 2.4%
           101,610    ABB, Ltd.                                                                                            3,115,793
Extended Service Contracts - 2.1%
            68,201    Homeserve PLC                                                                                        2,649,188
Finance - Investment Bankers/Brokers - 1.4%
           106,600    Nomura Holdings, Inc.                                                                                1,856,317
Finance - Other Services - 1.4%
           255,523    IG Group Holdings PLC                                                                                1,827,303
Food - Miscellaneous/Diversified - 2.5%
           750,000    FU JI Food & Catering Services#                                                                      1,226,911
             4,110    Nestle S.A.                                                                                          1,969,440
                                                                                                                           3,196,351
Food - Retail - 1.8%
           276,595    Tesco PLC                                                                                            2,337,601
Internet Content-Entertainment - 0.7%
            35,979    Meetic*                                                                                                958,898
Investment Companies - 0.7%
           335,534    Macquarie Infrastructure Group#                                                                        891,892
Medical - Drugs - 2.8%
            21,460    Roche Holding A.G.                                                                                   3,574,369
Medical Products - 0.8%
            29,750    Nobel Biocare Holding A.G.                                                                           1,075,394
Oil Companies - Integrated - 0.9%
             9,255    Petroleo Brasileiro S.A. (ADR)                                                                       1,123,742
Oil Field Machinery and Equipment - 0.8%
            41,410    Wellstream Holdings PLC*                                                                             1,037,420
Real Estate Management/Services - 5.9%
            45,500    AEON Mall Company, Ltd.                                                                              1,434,518
            35,600    Daito Trust Construction Company, Ltd.                                                               1,652,179
           123,446    LPS Brasil - Consultoria de Imoveis S.A.                                                             2,250,957
            77,000    Mitsubishi Estate Company, Ltd.                                                                      2,221,024
                                                                                                                           7,558,678
Real Estate Operating/Development - 4.1%
           551,935    CapitaLand, Ltd.                                                                                     2,782,571
           606,000    Hang Lung Properties, Ltd.                                                                           2,468,785
                                                                                                                           5,251,356
Retail - Apparel and Shoe - 3.1%
            19,845    Hennes & Mauritz A.B. - Class B#                                                                     1,178,194
            52,688    Industria de Diseno Textil S.A.                                                                      2,879,278
                                                                                                                           4,057,472
Retail - Consumer Electronics - 2.7%
            40,930    Yamada Denki Company, Ltd.                                                                           3,531,844
Soap and Cleaning Preparations - 1.8%
            40,484    Reckitt Benckiser PLC                                                                                2,358,586
Telecommunication Services - 0.8%
            34,365    Amdocs, Ltd. (U.S. Shares)*                                                                          1,078,374
Wireless Equipment - 1.1%
           555,635    Telefonaktiebolaget L.M. Ericsson - Class B                                                          1,416,105
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $100,214,114)                                                                                   107,059,062
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Electronic Components - Semiconductors - 0.5%
             1,279    Samsung Electronics Company, Ltd. (cost $612,439)                                                      656,461
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 11.3%
         5,784,911    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                               5,784,911
         8,795,834    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                  8,795,834
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $14,580,745)                                                                                    14,580,745
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.2%
         5,084,995    Repurchase Agreements+                                                                               5,084,995
         1,663,950    Time Deposits+                                                                                       1,663,950
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $6,748,945)                                                                                   6,748,945

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $122,156,243) - 100%                                                                    $  129,045,213
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country -(Long Positions)
                           April 30, 2008 (unaudited)

Country                                                Value   % of Investment
                                                                    Securities
------------------------------------------------------------------------------
Australia                                    $     1,479,920              1.1%
Austria                                            1,383,226              1.1%
Belgium                                            3,659,307              2.8%
Bermuda                                            9,556,059              7.4%
Brazil                                             6,481,822              5.0%
Canada                                             3,356,465              2.6%
Cayman Islands                                     2,820,790              2.2%
France                                             2,973,182              2.3%
Germany                                            4,128,271              3.2%
Guernsey                                           1,078,374              0.8%
Hong Kong                                          2,519,823              2.0%
Ireland                                            2,063,527              1.6%
Italy                                              1,781,031              1.4%
Japan                                             20,716,784             16.1%
Jersey                                             1,095,931              0.9%
Singapore                                          2,782,571              2.2%
South Korea                                        3,018,440              2.3%
Spain                                              2,879,278              2.2%
Sweden                                             2,594,299              2.0%
Switzerland                                       17,037,000             13.2%
United Kingdom                                    14,309,423             11.1%
United States ++                                  21,329,690             16.5%
------------------------------------------------------------------------------
Total                                        $   129,045,213            100.0%
                                             ===============            =====

++ Includes Short-Term Securities and Other Securities (0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

PLC            Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser International Growth Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.1%
Aerospace and Defense - 1.7%
         1,093,980    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                 $              45,597,086

           261,396    Potash Corporation of Saskatchewan, Inc.                                                            48,132,901
Agricultural Operations - 3.9%
           500,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*                                         3,249,684
           523,425    Bunge, Ltd. #                                                                                       59,717,558
        26,736,395    Chaoda Modern Agriculture Holdings, Ltd.                                                            38,482,531
         4,866,981    China Green Holdings, Ltd.                                                                           6,429,662
                                                                                                                         107,879,435
Airlines - 1.0%
         1,805,135    UAL Corp.*                                                                                          26,896,512
Apparel Manufacturers - 1.3%
         2,987,700    Esprit Holdings, Ltd.                                                                               36,819,837
Audio and Video Products - 1.7%
         1,048,800    Sony Corp.#                                                                                         48,083,697
Batteries and Battery Systems - 0.3%
         4,645,500    BYD Company, Ltd.                                                                                    8,141,234
Beverages - Wine and Spirits - 0.8%
         3,158,266    C&C Group PLC**                                                                                     21,517,905
Building - Residential and Commercial - 1.2%
           492,875    Gafisa S.A.                                                                                         10,823,259
           778,000    MRV Engenharia e Participacoes S.A.                                                                 16,386,832
           577,270    Rossi Residencial S.A.                                                                               5,707,737
                                                                                                                          32,917,828
Casino Hotels - 1.8%
         3,827,195    Crown, Ltd.                                                                                         39,489,334
           773,830    Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                        10,214,556
                                                                                                                          49,703,890
Chemicals - Diversified - 0.8%
            56,685    K+S A.G.**                                                                                          23,492,725
Commercial Banks - 1.7%
         1,635,722    Anglo Irish Bank Corporation PLC**                                                                  22,781,282
           353,920    Banca Generali S.P.A.**,#                                                                            3,209,897
            47,150    Banco Compartamos S.A.*                                                                                198,088
         3,587,800    Banco de Oro                                                                                         3,974,553
            68,210    Banco de Oro-EPCI, Inc. (GDR)                                                                        1,511,078
           137,340    Julius Baer Holding, Ltd.                                                                           10,159,512
           389,460    Punjab National Bank, Ltd.                                                                           5,308,282
                                                                                                                          47,142,692
Commercial Services - 0.3%
         1,036,400    Park24 Company, Ltd.#                                                                                9,494,410
Computers - 0.2%
           745,200    Foxconn Technology Company, Ltd.                                                                     4,765,846
Computers - Other - 0.2%
        51,525,144    A-Max Holdings, Ltd.*                                                                                5,132,937
Computers - Peripheral Equipment - 0.4%
           361,733    Logitech International S.A.*                                                                        10,945,494
Cosmetics and Toiletries - 0.6%
            76,124    LG Household & Health Care, Ltd.                                                                    15,750,190
Dental Supplies and Equipment - 0.1%
           151,925    Osstem Implant Company, Ltd.*                                                                        3,574,412
Diagnostic Kits - 0.2%
        11,453,700    Trinity, Ltd. oo,ss.                                                                                 5,217,651
Distribution/Wholesale - 5.4%
        35,931,980    Li & Fung, Ltd.                                                                                    147,803,012
Diversified Financial Services - 0.1%
            88,618    Reliance Capital, Ltd.                                                                               3,289,713
Diversified Operations - 1.8%
           795,587    Max India, Ltd.*                                                                                     3,105,059
        12,107,445    Melco International Development, Ltd.                                                               16,609,367
        20,381,562    Polytec Asset Holdings, Ltd.                                                                         4,513,772
           224,887    Siemens A.G.**                                                                                      26,648,011
                                                                                                                          50,876,209
Electric - Distribution - 0.2%
           498,705    Equatorial Energia S.A.                                                                              5,222,042
Electric Products - Miscellaneous - 3.4%
         5,462,000    Sharp Corp.#                                                                                        92,541,986
Electronic Components - Miscellaneous - 1.8%
         8,659,000    Hon Hai Precision Industry Company, Ltd.                                                            49,930,497
Electronic Components - Semiconductors - 6.6%
        15,960,029    ARM Holdings PLC                                                                                    31,711,653
            27,090    Oerlikon-Buehrle Holding A.G.*,#                                                                     9,323,062
           197,863    Samsung Electronics Company, Ltd.                                                                  140,900,511
                                                                                                                         181,935,226
Electronic Connectors - 1.0%
           243,400    Hirose Electric Company, Ltd.#                                                                      28,986,183
Energy - Alternate Sources - 3.2%
           378,780    SunPower Corp. - Class A*,#                                                                         33,056,131
         1,249,580    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       55,893,713
                                                                                                                          88,949,844
Finance - Investment Bankers/Brokers - 1.2%
         1,870,700    Nomura Holdings, Inc.                                                                               32,576,099
Finance - Mortgage Loan Banker - 0.6%
           230,460    Housing Development Finance Corporation, Ltd.                                                       15,982,594
           125,300    Star Asia Financial, Ltd. (U.S. Shares) (144A) oo,ss.                                                  814,450
                                                                                                                          16,797,044
Finance - Other Services - 1.0%
         3,675,331    IG Group Holdings PLC                                                                               26,283,129
Food - Miscellaneous/Diversified - 0.3%
         4,523,000    FU JI Food & Catering Services#                                                                      7,399,089
Gambling - Non-Hotel - 0.1%
           216,295    Great Canadian Gaming Corp.*                                                                         2,180,566
Hotels and Motels - 0.2%
           668,500    Kingdom Hotel Investments (GDR)*                                                                     4,880,050
Insurance Brokers - 0.1%
           216,702    Eurodekania, Ltd.*, oo,ss.                                                                           3,383,378
Internet Connectivity Services - 0.3%
           145,795    NDS Group PLC (ADR)*                                                                                 7,501,153
Investment Companies - 0.3%
         1,418,354    SM Investments Corp.                                                                                 8,360,369
Investment Management and Advisory Services - 0.3%
         1,222,935    Bluebay Asset Management                                                                             7,830,536
Medical Labs and Testing Services - 0.2%
           214,055    Diagnosticos da America                                                                              4,920,805
Oil Companies - Exploration and Production - 1.3%
           400,711    Niko Resources, Ltd.                                                                                36,218,416
Oil Companies - Integrated - 3.7%
           236,280    Hess Corp.                                                                                          25,092,936
            93,045    Lukoil (ADR)                                                                                         8,401,964
           562,670    Petroleo Brasileiro S.A. (ADR)                                                                      68,319,391
                                                                                                                         101,814,291
Oil Field Machinery and Equipment - 0.8%
           833,715    Wellstream Holdings PLC*                                                                            20,886,569
Oil Refining and Marketing - 3.2%
         1,366,773    Reliance Industries, Ltd.                                                                           88,057,170
Public Thoroughfares - 1.6%
         2,002,298    Companhia de Concessoes Rodoviarias                                                                 38,559,028
           404,400    Obrascon Huarte Lain Brasil S.A.                                                                     5,597,400
                                                                                                                          44,156,428
Real Estate Management/Services - 4.3%
           231,500    Daito Trust Construction Company, Ltd.                                                              10,743,807
           471,103    IVG Immobilien A.G.**                                                                               11,838,787
            93,460    Jones Lang LaSalle, Inc.                                                                             7,253,431
         2,804,000    Mitsubishi Estate Company, Ltd.                                                                     80,879,896
            46,976    Orco Property Group**                                                                                4,012,774
           475,450    Sao Carlos Empreendimentos e Participacoes S.A.                                                      4,005,717
                                                                                                                         118,734,412
Real Estate Operating/Development - 7.1%
           580,155    Ablon Group                                                                                          2,053,074
        18,649,680    Ayala Land, Inc.                                                                                     4,303,538
           761,795    Brascan Residential Properties S.A.                                                                  4,194,755
         1,646,000    CapitaLand, Ltd.                                                                                     8,298,282
        26,692,000    China Overseas Land & Investment, Ltd.                                                              56,274,219
         3,489,980    Cyrela Brazil Realty S.A.                                                                           58,239,842
           533,211    Cyrela Commercial Properties SA Empreendimentos e Participacoes                                      3,414,193
        10,960,000    Hang Lung Properties, Ltd.                                                                          44,649,976
           153,580    Iguatemi Empresa de Shopping Centers S.A.                                                            1,987,104
           536,735    PDG Realty S.A. Empreendimentos e Participacoes                                                      7,865,136
           250,345    Rodobens Negocios Imobiliarios S.A.                                                                  3,389,759
                                                                                                                         194,669,878
Recreational Centers - 0.6%
         1,104,242    Orascom Hotels & Development*                                                                       17,487,700
Retail - Consumer Electronics - 1.0%
           306,830    Yamada Denki Company, Ltd.                                                                          26,476,318
Retail - Major Department Stores - 1.2%
         1,832,949    Arcandor A.G.*,**                                                                                   34,303,714
Semiconductor Components/Integrated Circuits - 3.5%
           875,125    Actions Semiconductor Company, Ltd. (ADR)*                                                           3,377,983
        41,625,129    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    90,714,330
           283,800    Vimicro International Corp. (ADR)*                                                                     962,082
                                                                                                                          95,054,395
Semiconductor Equipment - 4.4%
         3,518,001    ASML Holding N.V.**                                                                                 99,654,324
           476,060    KLA-Tencor Corp.                                                                                    20,794,301
                                                                                                                         120,448,625
Sugar - 2.4%
           855,654    Bajaj Hindusthan, Ltd.                                                                               4,927,864
           139,900    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                    805,553
         1,843,537    Balrampur Chini Mills, Ltd.*                                                                         4,685,296
         3,147,515    Cosan Limited - Class A (ADR)*                                                                      41,736,048
           687,000    Cosan S.A. Industria e Comercio                                                                     12,361,618
           639,580    Shree Renuka Sugars, Ltd.                                                                            1,992,556
                                                                                                                          66,508,935
Telecommunication Services - 2.5%
         1,777,465    Amdocs, Ltd. (U.S. Shares)*                                                                         55,776,852
           911,393    Reliance Communications, Ltd.                                                                       13,046,958
                                                                                                                          68,823,810
Telephone - Integrated - 0.2%
           189,525    GVT Holdings S.A.*                                                                                   4,619,223
Warehousing and Harbor Transport Services - 0.1%
         2,552,658    DP World, Ltd.                                                                                       2,680,291
Wireless Equipment - 4.2%
        45,345,175    Telefonaktiebolaget L.M. Ericsson - Class B                                                        115,567,803
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,007,884,136)                                                                               2,479,361,590
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Investment Companies - 0.7%
           633,830    Bradespar S.A.,  (cost $4,214,503)                                                                  18,938,232
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.0%
        70,992,403    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                              70,992,404
        39,972,434    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                 39,972,434
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $110,964,838)                                                                                  110,964,838
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.2%
        16,894,975    Allianz Dresdner Daily Asset Fund+                                                                  16,894,975
        30,972,915    Repurchase Agreements+                                                                              30,972,915
        94,652,618    Time Deposits+                                                                                      94,652,618
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $142,520,508)                                                                               142,520,508
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,265,583,985) - 100%                                                       $           2,751,785,168
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2008 (unaudited)

                                                                                                                     % of Investment
Country                                                                                          Value                    Securities
------------------------------------------------------------------------------------------------------------------------------------
Australia                                                                       $           39,489,334                       1.4%
Bermuda                                                                                    297,639,055                      10.8%
Brazil                                                                                     323,398,842                      11.8%
Canada                                                                                      86,531,883                       3.1%
Cayman Islands                                                                             125,723,776                       4.6%
China                                                                                        8,141,234                       0.3%
Egypt                                                                                       17,487,700                       0.6%
Germany                                                                                     96,283,237                       3.5%
Guernsey                                                                                    58,644,376                       2.1%
Hong Kong                                                                                  122,751,214                       4.5%
India                                                                                      141,201,044                       5.1%
Ireland                                                                                     44,299,187                       1.6%
Italy                                                                                        3,209,897                       0.1%
Japan                                                                                      329,782,397                      12.0%
Luxembourg                                                                                   4,012,774                       0.2%
Mexico                                                                                         198,088                       0.0%
Netherlands                                                                                 99,654,325                       3.6%
Philippines                                                                                 18,149,537                       0.7%
Russia                                                                                       8,401,964                       0.3%
Singapore                                                                                    8,298,282                       0.3%
South Korea                                                                                160,225,113                       5.8%
Sweden                                                                                     115,567,803                       4.2%
Switzerland                                                                                 30,428,068                       1.1%
Taiwan                                                                                     145,410,674                       5.3%
United Arab Emirates                                                                         2,680,291                       0.1%
United Kingdom                                                                              97,596,418                       3.6%
United States++                                                                            366,578,655                      13.3%
------------------------------------------------------------------------------------------------------------------------------------
                                            Total                               $        2,751,785,168                     100.0%
                                                                                      ==============================================

++ Includes Short-Term Securities and Other Securities (4.1% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
as of April 30, 2008 (unaudited)

Currency Sold and                Currency            Currency        Unrealized
Settlement Date                Units Sold      Value in U.S. $      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 10/16/08              148,000,000      $     229,201,200   $     3,293,940
--------------------------------------------------------------------------------
Total                                       $     229,201,200   $     3,293,940


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities (as of April 30, 2008)

                                                                                                                Value as a %
                                                                                         Value            of Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Eurodekania, Ltd.                                                               $        3,383,378                   0.1%

Star Asia Financial, Ltd. (U.S. Shares)(144A)                                              814,450                   0.0%

Trinity, Ltd                                                                             5,217,651                   0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                $        9,415,479                   0.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities
(as of April 30, 2008)

                                                            Acquisition       Acquisition                         Value as a % of
                                                                Date              Cost            Value        Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund
Eurodekania, Ltd.oo                                            3/8/07        $  2,841,329     $    3,383,378          0.1%
Star Asia Financial, Ltd. (U.S. Shares)(144A)oo          2/22/07 -6/22/07       1,305,608            814,450          0.0%
Trinity, Ltd.oo                                               11/14/07          5,272,128          5,217,651          0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                             $  9,419,065      $   9,415,479          0.3%

The Fund has registration rights for certain restricted securities held as of April 30, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates, as of April 30, 2008 is noted below.

Fund                                                                                                            Aggregate Collateral
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund                                                                    $          246,115,920.13
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Large Cap Growth Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.6%
Aerospace and Defense - 2.2%
            80,895    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                            $    3,371,704
            11,425    Lockheed Martin Corp.                                                                                1,211,507
                                                                                                                           4,583,211
Agricultural Chemicals - 2.7%
            24,645    Monsanto Co.                                                                                         2,810,023
             9,431    Syngenta A.G.                                                                                        2,793,784
                                                                                                                           5,603,807
Applications Software - 2.6%
           192,535    Microsoft Corp.                                                                                      5,491,098
Audio and Video Products - 0.8%
            34,940    Sony Corp. **                                                                                        1,601,873
Automotive - Cars and Light Trucks - 0.8%
            29,447    BMW A.G. **,#                                                                                        1,611,754
Brewery - 4.1%
           104,259    InBev N.V. **,#                                                                                      8,587,860
Casino Hotels - 1.2%
           181,817    Crown, Ltd.                                                                                          1,876,004
             8,555    Las Vegas Sands Corp.*                                                                                 652,062
                                                                                                                           2,528,066
Cellular Telecommunications - 0.5%
            19,745    America Movil S.A. de C.V. - Series L (ADR)                                                          1,144,420
Chemicals - Diversified - 2.8%
            26,948    Bayer A.G.**,#                                                                                       2,291,223
             8,708    K+S A.G. **                                                                                          3,608,973
                                                                                                                           5,900,196
Commercial Services - Finance - 1.6%
            34,941    Automatic Data Processing, Inc.                                                                      1,544,392
            81,295    Western Union Co.                                                                                    1,869,785
                                                                                                                           3,414,177
Computers - 5.1%
            14,437    Apple, Inc.*                                                                                         2,511,316
            36,725    Dell, Inc.*                                                                                            684,187
            73,320    Hewlett-Packard Co.**                                                                                3,398,382
            32,785    Research In Motion, Ltd. (U.S. Shares)*                                                              3,987,639
                                                                                                                          10,581,524
Cosmetics and Toiletries - 1.4%
            21,025    Avon Products, Inc.                                                                                    820,396
             1,600    Colgate-Palmolive Co.                                                                                  113,120
            29,509    Procter & Gamble Co.                                                                                 1,978,578
                                                                                                                           2,912,094
Diversified Operations - 4.3%
           222,000    China Merchants Holdings International Company, Ltd.                                                 1,133,047
            28,435    Danaher Corp.                                                                                        2,218,499
            33,490    Ingersoll-Rand Co. - Class A                                                                         1,486,286
            34,900    Siemens A.G. **                                                                                      4,135,479
                                                                                                                           8,973,311
Electric - Generation - 2.0%
           242,315    AES Corp.*                                                                                           4,206,588
Electric Products - Miscellaneous - 1.8%
            46,270    Emerson Electric Co.                                                                                 2,418,070
            84,000    Sharp Corp. **                                                                                       1,423,202
                                                                                                                           3,841,272
Electronic Components - Semiconductors - 0.5%
            36,790    Texas Instruments, Inc.                                                                              1,072,796
Electronic Measuring Instruments - 0.6%
             5,000    Keyence Corp. **                                                                                     1,280,157
Enterprise Software/Services - 1.4%
           141,735    Oracle Corp.*                                                                                        2,955,175
Entertainment Software - 0.9%
            37,750    Electronic Arts, Inc.*                                                                               1,942,993
Finance - Investment Bankers/Brokers - 3.2%
             9,560    Goldman Sachs Group, Inc.                                                                            1,829,497
            65,410    JP Morgan Chase & Co.                                                                                3,116,787
            96,000    Nomura Holdings, Inc. **                                                                             1,671,730
                                                                                                                           6,618,014
Finance - Other Services - 0.9%
             3,930    CME Group, Inc.                                                                                      1,797,779
Food - Retail - 1.1%
           273,806    Tesco PLC**                                                                                          2,314,030
Forestry - 1.4%
            44,850    Weyerhaeuser Co.                                                                                     2,865,018
Independent Power Producer - 1.3%
            62,279    NRG Energy, Inc.*                                                                                    2,737,162
Industrial Gases - 0.6%
            13,805    Praxair, Inc.                                                                                        1,260,535
Investment Management and Advisory Services - 0.7%
            25,285    T. Rowe Price Group, Inc.                                                                            1,480,690
Medical - Biomedical and Genetic - 3.3%
            64,485    Celgene Corp.*                                                                                       4,007,098
            27,375    Genentech, Inc.*                                                                                     1,866,975
            13,560    Genzyme Corp.*                                                                                         953,946
                                                                                                                           6,828,019
Medical - Drugs - 3.4%
            29,525    Forest Laboratories, Inc.*                                                                           1,024,813
            67,435    Merck & Company, Inc.                                                                                2,565,227
            21,552    Roche Holding A.G.                                                                                   3,589,692
                                                                                                                           7,179,732
Medical - HMO - 3.1%
            66,872    Coventry Health Care, Inc.*                                                                          2,991,185
           107,870    UnitedHealth Group, Inc.                                                                             3,519,798
                                                                                                                           6,510,983
Multimedia - 0.9%
           110,980    News Corporation, Inc. - Class A                                                                     1,986,542
Networking Products - 3.2%
           258,439    Cisco Systems, Inc.*(,)**                                                                            6,626,376
Oil Companies - Exploration and Production - 1.1%
            27,345    Occidental Petroleum Corp.                                                                           2,275,377
Oil Companies - Integrated - 7.1%
            58,345    Exxon Mobil Corp.                                                                                    5,430,169
            76,355    Hess Corp.**                                                                                         8,108,900
            11,280    Petroleo Brasileiro S.A. (ADR)**                                                                     1,369,618
                                                                                                                          14,908,687
Reinsurance - 1.4%
               659    Berkshire Hathaway, Inc. - Class B*                                                                  2,937,163
REIT - Warehouse and Industrial - 0.3%
             9,430    ProLogis                                                                                               590,412
Retail - Apparel and Shoe - 0.7%
            43,560    Nordstrom, Inc.                                                                                      1,535,926
Retail - Drug Store - 3.9%
           200,377    CVS/Caremark Corp.                                                                                   8,089,219
Retail - Office Supplies - 0.6%
            60,090    Staples, Inc.                                                                                        1,303,953
Retail - Restaurants - 0.7%
            23,260    McDonald's Corp.                                                                                     1,385,831
Semiconductor Components/Integrated Circuits - 2.6%
            46,295    Cypress Semiconductor Corp.*                                                                         1,301,815
           142,425    Marvell Technology Group, Ltd.*                                                                      1,844,404
         1,043,370    Taiwan Semiconductor Manufacturing Company, Ltd.                                                     2,273,834
                                                                                                                           5,420,053
Semiconductor Equipment - 1.4%
            65,495    KLA-Tencor Corp.                                                                                     2,860,822
Telecommunication Equipment - Fiber Optics - 2.2%
           174,430    Corning, Inc.                                                                                        4,659,025
Therapeutics - 0.5%
            19,295    Gilead Sciences, Inc.*                                                                                 998,709
Tobacco - 1.7%
            70,015    Altria Group, Inc.                                                                                   1,400,300
            41,930    Philip Morris International, Inc.*                                                                   2,139,688
                                                                                                                           3,539,988
Toys - 0.2%
            18,500    Mattel, Inc.                                                                                           346,875
Transportation - Railroad - 0.4%
            16,545    Canadian National Railway Co. (U.S. Shares)                                                            866,793
Transportation - Services - 1.9%
            21,865    C.H. Robinson Worldwide, Inc.                                                                        1,370,498
            37,015    United Parcel Service, Inc. - Class B                                                                2,680,256
                                                                                                                           4,050,754
Web Portals/Internet Service Providers - 1.9%
             7,090    Google, Inc. - Class A*                                                                              4,071,716
Wireless Equipment - 1.6%
            87,225    Crown Castle International Corp.*                                                                    3,388,691
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $168,328,423)                                                                                   189,667,246
------------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds - 0.3%
Electric - Integrated - 0.3%
     $     250,000    Energy Future Holdings (144A), 10.88%, 11/1/17                                                         266,250
           430,000    TXU Energy Co. LLC (144A), 10.25%, 11/1/15                                                             448,275
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $682,352)                                                                                        714,525
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
               381    Hess Corp.,
                      expires January 2009
                      exercise price $80.00                                                                                  186,408
                56    Petroleo Brasileiro S.A. (ADR)
                      expires January 2009
                      exercise price $100.00                                                                                  51,845
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $275,295)                                                                      238,253
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.3%
         4,840,992    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                               4,840,992
         4,213,512    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                  4,213,512
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $9,054,504)                                                                                      9,054,504
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.7%
         2,402,540    Repurchase Agreements+                                                                               2,402,540
         7,342,119    Time Deposits+                                                                                       7,342,119
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $9,744,659)                                                                                   9,744,659

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $188,085,233) - 100%                                                                    $  209,419,187
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           April 30, 2008 (unaudited)

Country                                                Value   % of Investment
                                                                    Securities
------------------------------------------------------------------------------
Australia                                       $  1,876,004              0.9%
Belgium                                            8,587,860              4.1%
Bermuda                                            3,330,690              1.6%
Brazil                                             4,741,321              2.3%
Canada                                             4,854,432              2.3%
Germany                                           11,647,430              5.6%
Hong Kong                                          1,133,047              0.5%
Japan                                              5,976,961              2.9%
Mexico                                             1,144,420              0.5%
Switzerland                                        6,383,476              3.0%
Taiwan                                             2,273,834              1.1%
United Kingdom                                     2,314,030              1.1%
United States ++                                 155,155,682             74.1%
------------------------------------------------------------------------------
Total                                           $209,419,187            100.0%
                                                ============            =====

++ Includes Short-Term Securities and Other Securities (65.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of April 30, 2008 (unaudited)
Currency Sold and                 Currency           Currency        Unrealized
Settlement Date                  Units Sold       Value in U.S. $   Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 5/14/08             $345,000           $685,463        $ 11,973
Euro 10/16/2008                   175,000            271,015            3,144
Euro 10/23/2008                  6,210,000          9,613,816         (29,302)
Euro 11/12/2008                  3,000,000          4,640,062          (5,152)
Japanese Yen 10/16/08            48,000,000          465,922           13,048
-------------------------------------------------------------------------------
Total                                              $15,676,278       $ (6,289)

Schedule of Written Options - Calls
-------------------------------------------------------------------------------
          Cisco Systems, Inc.
             expires January 2009
             703 contracts
             exercise price $30.00..........................            (83,854)

          Hess Corp.
             expires January 2009
             381 contracts
             exercise price $150.00.........................           (161,650)

          Hewlett-Packard Co.
             expires January 2009
             376 contracts
             exercise price $55.00..........................         $  (60,160)

          Petroleo Brasileiro S.A. (ADR)
            expires January 2009
             56 contracts
             exercise price $165.00.........................            (27,999)

-------------------------------------------------------------------------------
Total Written Options - Calls
             (Premiums received $370,739)...................         $ (333,663)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Schedule of Written Options - Puts
          Cisco Systems, Inc.
             expires January 2009
             633 contracts
             exercise price $18.50..........................            (32,631)

          Hewlett-Packard Co.
             expires January 2009
             376 contracts
             exercise price $35.00..........................         $  (37,600)
-------------------------------------------------------------------------------

Total Written Options - Puts
             (Premiums received $106,445)...................         $  (70,231)
-------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR            American Depositary Receipt

PLC            Public Limited Company

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                  $27,099,799

Janus Adviser Long/Short Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 281.5%
Aerospace and Defense - 7.5%
           738,460    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                           $   30,779,013
Airport Development - Maintenance - 0.1%
           120,882    Macquarie Airports                                                                                    356,292
Apparel Manufacturers - 0.8%
           340,097    Burberry Group PLC                                                                                  3,247,338
Automotive - Cars and Light Trucks - 8.1%
           607,649    BMW A.G.**                                                                                         33,259,102
Automotive - Truck Parts and Equipment - Original - 2.0%
           674,525    Dana Holding Corp.*                                                                                 8,067,319
Brewery - 12.6%
           628,887    InBev N.V.**                                                                                       51,801,699
Broadcast Services and Programming - 24.7%
           581,596    Liberty Global, Inc. - Class A*                                                                    20,582,682
         1,727,460    Liberty Media Corp. - Capital*                                                                     26,551,060
         2,091,740    Liberty Media Corp. - Entertainment*                                                               54,280,653
                                                                                                                        101,414,395
Building - Heavy Construction - 2.0%
         3,438,600    YTL Corporation Berhad                                                                              8,154,700
Building Products - Cement and Aggregate - 3.4%
           456,362    Cemex S.A. de C.V. (ADR)*                                                                          12,618,410
            11,290    Martin Marietta Materials, Inc.                                                                     1,234,900
                                                                                                                         13,853,310
Cable Television - 6.0%
           922,710    DIRECTV Group, Inc.*                                                                               22,735,574
             2,375    Jupiter Telecommunications Company, Ltd.*                                                           2,057,988
                                                                                                                         24,793,562
Casino Hotels - 0.3%
           107,743    Crown, Ltd.*                                                                                        1,111,702
Chemicals - Diversified - 2.1%
           103,762    Bayer A.G.**                                                                                        8,822,247
Commercial Banks - 3.5%
           142,907    ICICI Bank, Ltd.                                                                                    3,093,821
           204,192    ICICI Bank, Ltd. (ADR)                                                                              9,104,921
           143,000    Mitsubishi UFJ Financial Group, Inc.                                                                1,572,659
                93    Mizuho Financial Group, Inc.                                                                          483,490
                                                                                                                         14,254,891
Containers - Metal and Glass - 5.0%
           372,329    Owens-Illinois, Inc.*                                                                              20,533,944
Cosmetics and Toiletries - 0.5%
            53,431    Avon Products, Inc.                                                                                 2,084,878
Distribution/Wholesale - 4.7%
         4,649,040    Li & Fung, Ltd.                                                                                    19,123,414
Diversified Operations - 14.1%
         1,102,870    Barloworld, Ltd.                                                                                   16,115,696
         1,838,000    China Merchants Holdings International Company, Ltd.                                                9,380,812
           450,900    Compass Diversified Trust                                                                           5,528,034
           254,960    Ingersoll-Rand Co. - Class A                                                                       11,315,125
           131,087    Siemens A.G.**                                                                                     15,533,169
                                                                                                                         57,872,836
Electric - Generation - 5.2%
           875,725    AES Corp.*                                                                                         15,202,586
         1,269,262    National Thermal Power Corporation, Ltd.                                                            6,151,903
                                                                                                                         21,354,489
Electric - Integrated - 2.1%
         4,176,130    Tenaga Nasional Berhad                                                                              8,680,765
Electric - Transmission - 2.1%
         3,261,750    Power Grid Corporation of India, Ltd.*                                                              8,474,135
Energy - Alternate Sources - 1.2%
           199,710    JA Solar Holdings Company, Ltd. (ADR)*                                                              4,795,037
Enterprise Software/Services - 2.3%
           450,290    Oracle Corp.*                                                                                       9,388,547
Finance - Investment Bankers/Brokers - 4.3%
           530,546    UBS A.G. (U.S. Shares)*                                                                            17,821,041
Firearms and Ammunition - 2.5%
           314,761    Smith & Wesson Holding Corp.*                                                                       2,360,708
         1,028,636    Sturm Ruger and Company, Inc.*                                                                      7,735,342
                                                                                                                         10,096,050
Food - Diversified - 0.4%
         1,097,000    FU JI Food & Catering Services                                                                      1,794,561
Food - Retail - 3.7%
         1,789,995    Tesco PLC                                                                                          15,127,872
Forestry - 12.5%
           466,557    Plum Creek Timber Company, Inc.                                                                    19,054,188
           503,264    Weyerhaeuser Co.                                                                                   32,148,504
                                                                                                                         51,202,692
General - 0.1%
           649,530    Trinity, Ltd.*,oo,ss.                                                                                  295,889
Hotels and Motels - 0%
             3,355    Home Inns & Hotels Management, Inc. (ADR)*                                                             75,186
Independent Power Producer - 4.7%
           183,180    NRG Energy, Inc.*                                                                                   8,050,761
            13,993    Reliance Power, Ltd.*                                                                                 136,000
           432,050    Reliant Energy, Inc.*                                                                              11,120,967
                                                                                                                         19,307,728
Insurance Brokers - 1.2%
           143,048    Willis Group Holdings, Ltd.                                                                         4,970,918
Investment Companies - 6.3%
         1,106,926    Australian Infrastructure Fund                                                                      2,914,144
           135,958    streetTracks Gold Trust*                                                                           11,799,795
            56,000    UltraShort Financials ProShares                                                                     5,670,560
           124,780    UltraShort QQQ ProShares                                                                            5,278,194
                                                                                                                         25,662,693
Investment Management and Advisory Services - 1.9%
             1,107    Future Capital Holdings, Ltd.*                                                                         17,128
           795,300    GP Investments, Ltd.*                                                                               7,657,700
                                                                                                                          7,674,828
Life and Health Insurance - 2.5%
         3,934,863    Sanlam, Ltd.                                                                                       10,370,808
Medical - Biomedical and Genetic - 4.5%
           445,195    Amgen, Inc.*                                                                                       18,640,315
Medical - HMO - 6.3%
           580,363    Coventry Health Care, Inc.*                                                                        25,959,637
Medical Products - 3.7%
           204,190    Zimmer Holdings, Inc.*                                                                             15,142,730
Metal - Diversified - 0.5%
           194,280    Ivanhoe Mines, Ltd. (U.S. Shares)*                                                                  1,867,031
Metal Processors and Fabricators - 0.3%
           177,137    Bharat Forge, Ltd.                                                                                  1,285,829
Oil Companies - Exploration and Production - 10.4%
            93,895    Chesapeake Energy Corp.                                                                             4,854,372
           514,505    Forest Oil Corp.*                                                                                  30,319,780
            45,195    Mariner Energy, Inc.*                                                                               1,245,574
           140,535    Sandridge Energy, Inc.*                                                                             6,349,371
                                                                                                                         42,769,097
Oil Companies - Integrated - 8.5%
           285,980    Petroleo Brasileiro S.A. (ADR)                                                                     34,723,692
Oil Refining and Marketing - 0.6%
            36,483    Reliance Industries, Ltd.                                                                           2,350,493
Paper and Related Products - 8.3%
            27,355    Aracruz Celulose S.A. (ADR)                                                                         2,204,813
           452,340    Potlatch Corp.                                                                                     20,269,356
           219,345    Rayonier, Inc.                                                                                      9,219,070
            71,720    Votorantim Celulose e Papel S.A. (ADR)                                                              2,279,979
                                                                                                                         33,973,218
Pipelines - 3.7%
           147,609    Enbridge, Inc.                                                                                      6,072,671
           165,104    Kinder Morgan Management LLC*                                                                       8,998,168
                                                                                                                         15,070,839
Publishing - Periodicals - 0%
            23,135    Playboy Enterprises, Inc. - Class B*                                                                  193,409
Real Estate Management/Services - 14.0%
         1,258,580    CB Richard Ellis Group, Inc.*                                                                      29,098,369
           119,000    Daito Trust Construction Company, Ltd.                                                              5,522,735
           113,655    Jones Lang LaSalle, Inc.                                                                            8,820,765
           485,000    Mitsubishi Estate Company, Ltd.                                                                    13,989,568
                                                                                                                         57,431,437
Real Estate Operating/Development - 19.7%
         6,986,470    CapitaLand, Ltd.                                                                                   35,222,173
           772,790    Forestar Real Estate Group, Inc.*                                                                  19,242,471
           887,000    Hang Lung Properties, Ltd.                                                                          3,613,552
         2,706,000    New World Development Company, Ltd.                                                                 6,991,009
           382,360    St. Joe Co.                                                                                        15,550,581
                                                                                                                         80,619,786
Reinsurance - 5.4%
             4,949    Berkshire Hathaway, Inc. - Class B*                                                                22,057,693
REIT - Diversified - 2.3%
           100,785    Vornado Realty Trust                                                                                9,382,076
REIT - Mortgages - 8.1%
         1,392,201    Annaly Mortgage Management, Inc.                                                                   23,333,289
           512,600    Gramercy Capital Corp.                                                                              9,739,400
                                                                                                                         33,072,689
REIT - Regional Malls - 3.3%
           135,770    Simon Property Group, Inc.                                                                         13,557,992
REIT - Warehouse and Industrial - 7.7%
           507,425    ProLogis                                                                                           31,769,879
Resorts and Theme Parks - 5.5%
           463,625    Vail Resorts, Inc.*                                                                                22,638,809
Retail - Consumer Electronics - 0.4%
            17,570    Yamada Denki Company, Ltd.                                                                          1,516,113
Retail - Convenience Stores - 0.3%
         3,734,000    Convenience Retail Asia, Ltd.                                                                       1,197,885
Retail - Drug Store - 4.6%
           467,145    CVS/Caremark Corp.                                                                                 18,858,644
Retail - Hypermarkets - 1.8%
         8,430,000    Wumart Stores, Inc.                                                                                 7,302,635
Retail - Major Department Stores - 1.3%
            89,620    J.C. Penney Company, Inc.                                                                           3,808,850
           133,276    Pantaloon Retail India, Ltd.                                                                        1,570,318
                                                                                                                          5,379,168
Retail - Miscellaneous/Diversified - 1.7%
           466,400    Aeon Co., Ltd.                                                                                      6,845,499
Semiconductor Components/Integrated Circuits - 3.3%
         3,598,900    Atmel Corp.*                                                                                       13,387,908
Television - 0.2%
            64,190    British Sky Broadcasting Group PLC                                                                    692,331
Toys - 0.7%
            75,477    Hasbro, Inc.                                                                                        2,683,962
Transportation - Services - 4.0%
            38,976    FedEx Corp.                                                                                         3,736,629
         2,317,000    Integrated Distribution Services Group, Ltd.                                                        5,797,893
            95,844    United Parcel Service, Inc. - Class B                                                               6,940,065
                                                                                                                         16,474,587
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,126,608,424)                                                                              1,153,469,264
-----------------------------------------------------------------------------------------------------------------------------------
Rights - 0.2%
Finance - Investment Bankers/Brokers - 0.2%
           503,666    UBS A.G.*  (cost $0)                                                                                  841,422
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.0%
               680    Bunge, Ltd.
                           expires May 2008
                           exercise price $110.00                                                                           516,800
            31,632    Financial Select Sector SPDR(R) Fund
                           expires June 2008
                           exercise price $27.00                                                                          3,068,304
               516    St. Joe Co. (LEAPS)
                           expires January 2010
                           exercise price $30.00                                                                            722,400
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $5,652,746)                                                                4,307,504
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 3.0%
             2,686    CB Richard Ellis Group, Inc. - Class A
                           expires June 2008
                           exercise price $17.50                                                                             40,290
            30,847    MSCI World Excluding Europe Index
                           expires May 2008
                           exercise price $1,235.50                                                                          62,937
             9,942    Russell 2000(R) Index
                           expires May 2008
                           exercise price $64.00                                                                             99,420
               300    S&P 500(R) Index
                           expires May 2008
                           exercise price $1,390.00                                                                         702,000
             1,100    S&P 500(R) Index
                           expires June 2008
                           exercise price $1,370.00                                                                       3,544,200
            11,590    S&P Asia 50(R) Index
                           expires May 2008
                           exercise price $3,076.45                                                                          39,710
            25,078    S&P Asia 50(R) Index
                           expires June 2008
                           exercise price $3,323.26                                                                       1,547,517
               310    West Texas Intermediate Crude Oil Futures
                           expires December 2008
                           exercise price $95.00                                                                          1,147,000
               180    West Texas Intermediate Crude Oil Futures
                           expires December 2008
                           exercise price $97.00                                                                            813,600
               595    West Texas Intermediate Crude Oil Futures
                           expires December 2008
                           exercise price $104.00                                                                         4,194,750

-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $24,457,783)                                                               12,191,424
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Government Agency Variable Notes - 19.4%
   $    79,400,000    Federal Home Loan Bank System
                           1.75%, 5/1/08
                           (amortized cost $79,400,000)                                                                  79,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,236,118,953) - 305.1%                                                                1,250,209,614
-----------------------------------------------------------------------------------------------------------------------------------

Securities Sold Short - (205.1)%

Common Stock - (201.0)%
Agricultural Chemicals - (1.1)%
           118,445    Terra Industries Inc.                                                                              (4,484,328)
Agricultural Operations - (13.4)%
           480,085    Bunge, Ltd.                                                                                       (54,772,898)
Airlines - (2.9)%
         2,968,000    All Nippon Airways Co., Ltd.                                                                      (11,669,548)
Appliances - (1.2)%
           140,500    Electrolux A.B. - Series B                                                                         (2,154,449)
            39,730    Whirlpool Corp.                                                                                    (2,891,549)
                                                                                                                         (5,045,998)
Athletic Footwear - (0.4)%
           538,000    Yue Yuen Industrial Holdings, Ltd.                                                                 (1,637,240)
Automotive - Cars and Light Trucks - (9.6)%
           225,666    Daimler A.G.                                                                                      (17,486,020)
            74,340    Volkswagen A.G.                                                                                   (21,989,710)
                                                                                                                        (39,475,730)
Batteries and Battery Systems - (4.3)%
           744,025    EnerSys*                                                                                          (17,410,185)
Brewery - (0.7)%
            27,225    Carlsberg AS                                                                                       (2,934,277)
Building - Mobile Home and Manufactured Homes - (0.2)%
           144,305    Monaco Coach Corp.                                                                                   (913,451)
Commercial Banks - (6.5)%
           163,693    Banco Santander Central Hispano S.A.                                                               (3,541,977)
           262,230    Banco Santander S.A. (ADR)                                                                         (5,530,431)
           512,000    Bank of China, Ltd. (U.S. Shares)                                                                    (261,764)
            39,842    Commerce Bancshares, Inc.                                                                          (1,733,127)
           140,000    Corus Bankshares, Inc.                                                                             (1,026,200)
           110,220    Erste Bank der Oesterreichsischen Sparkassen A.G.*                                                 (8,206,322)
           297,175    Regions Financial Corp.                                                                            (6,514,076)
                                                                                                                        (26,813,897)
Computer Services - (1.4)%
            89,105    IHS, Inc. - Class A*                                                                               (5,885,385)
Cruise Lines - (0.7)%
            66,636    Carnival Corp. (U.S. Shares)                                                                       (2,676,768)
Dental Supplies and Equipment - (3.0)%
           178,440    Dentsply International, Inc.                                                                       (6,935,963)
           206,235    Sirona Dental Systems, Inc.*                                                                       (5,520,911)
                                                                                                                        (12,456,874)
Dialysis Centers - (3.5)%
           275,030    Davita, Inc.*                                                                                     (14,414,322)
Distribution/Wholesale - (3.9)%
           590,640    BlueLinx Holdings, Inc.                                                                            (3,059,515)
           597,855    Pool Corp.                                                                                        (13,051,175)
                                                                                                                        (16,110,690)
Diversified Operations - (2.3)%
           262,650    Federal Signal Corp.                                                                               (3,645,582)
           116,750    Matthews International Corp.                                                                       (5,772,120)
                                                                                                                         (9,417,702)
E-Commerce/Products - (0.4)%
            29,800    Blue Nile, Inc.*                                                                                   (1,480,166)
Electronic Components - Semiconductors - (3.3)%
           373,070    Microchip Technology, Inc.                                                                        (13,710,322)
Electronic Measuring Instruments - (2.0)%
           236,665    FLIR Systems, Inc.*                                                                                (8,124,709)
Electronics - Military - (0.7)%
           139,444    Safran S.A. (U.S. Shares)                                                                          (2,915,834)
Engineering - Research and Development Services - (1.1)%
           169,710    Aecom Technology, Corp.*                                                                           (4,660,237)
Food - Dairy Products - (2.2)%
         3,032,000    China Mengniu Dairy Company, Ltd.                                                                  (9,115,102)
Food - Diversified - (2.2)%
           420,715    Lance, Inc.                                                                                        (8,818,186)
Footwear and Related Apparel - (0.5)%
           220,298    Crocs, Inc.*                                                                                       (2,249,243)
Gold Mining - (4.7)%
           541,640    Goldcorp, Inc. (U.S. Shares)                                                                      (19,347,381)
Hospital Beds and Equipment - (5.3)%
           860,155    Hill-Rom Holdings, Inc.                                                                           (21,615,695)
Insurance Brokers - (0.4)%
            78,666    Brown & Brown, Inc.                                                                                (1,510,387)
Internet Content-Entertainment - (4.3)%
           549,900    Netflix, Inc.*                                                                                    (17,585,802)
Investment Companies - (63.9)%
           202,525    Consumer Staples Select Sector SPDR(R) Fund                                                        (5,688,927)
           745,000    iShares Dow Jones U.S. Broker-Dealers Index Fund                                                  (30,664,200)
            45,500    iShares Dow Jones U.S. Real Estate Index Fund                                                      (3,134,040)
           365,308    iShares MSCI Emerging Markets Index                                                               (53,576,071)
            45,000    iShares MSCI India ETF*                                                                              (364,710)
            28,700    iShares MSCI South Africa Index Fund                                                               (3,602,137)
             1,960    iShares Russell 1000 Growth Index Fund                                                               (112,621)
            15,400    iShares Russell 2000 Growth Index Fund                                                             (1,181,180)
            62,090    iShares S&P Global Energy Sector Index Fund                                                        (9,060,173)
            90,370    KBW Regional Banking ETF                                                                           (3,145,780)
           143,260    Market Vectors Agribusiness ETF*                                                                   (8,466,666)
           216,205    Market Vectors Gold Miners ETF                                                                     (9,415,728)
           868,950    PowerShares DB Agriculture Fund                                                                   (31,803,570)
           135,560    PowerShares DB Commodity Index Tracking Fund                                                       (5,118,746)
           205,500    PowerShares Dynamic Building & Construction Portfolio                                              (3,594,195)
            86,700    Retail HOLDRs Trust                                                                                (8,366,550)
            97,317    SPDR(R) S&P(R) Retail ETF                                                                          (3,212,434)
           300,490    SPDR(R) Trust Series 1                                                                            (41,587,816)
            49,830    streetTracks Gold Trust                                                                            (4,324,746)
           379,200    United States Oil Fund L.P.                                                                       (35,110,128)
                                                                                                                       (261,530,418)
Investment Management and Advisory Services - (2.0)%
            90,832    Calamos Asset Management, Inc. - Class A                                                           (1,630,434)
           105,885    Legg Mason, Inc.                                                                                   (6,382,748)
                                                                                                                         (8,013,182)
Life and Health Insurance - (3.2)%
           161,790    China Life Insurance Co., Ltd. (ADR)                                                              (10,613,424)
           558,000    China Life Insurance Co., Ltd. (U.S. Shares)                                                       (2,438,245)
                                                                                                                        (13,051,669)
Machinery - General Industrial - (6.9)%
           442,635    Manitowoc Company, Inc.                                                                           (16,740,456)
           185,865    Middleby Corp.*                                                                                   (11,663,028)
                                                                                                                        (28,403,484)
Medical - Biomedical and Genetic - (2.0)%
           143,845    Charles River Laboratories International, Inc.*                                                    (8,350,202)
Medical Products - (0.1)%
            25,990    Accuray, Inc.*                                                                                       (203,503)
Metal Processors and Fabricators - (1.3)%
           285,700    Worthington Industries, Inc.                                                                       (5,145,457)
Multi-Line Insurance - (3.5)%
           217,620    Assurant, Inc.                                                                                    (14,145,300)
Property and Casualty Insurance - (0.5)%
           121,954    Progressive Corp.                                                                                  (2,218,343)
               269    QBE Insurance Group, Ltd. (U.S. Shares)                                                                (6,406)
                                                                                                                         (2,224,749)
REIT - Office Property - (1.1)%
           117,190    Mack-Cali Realty Corp.                                                                             (4,572,754)
Rental Auto/Equipment - (0.8)%
           132,710    McGrath Rentcorp                                                                                   (3,427,899)
Retail - Apparel and Shoe - (12.9)%
           142,470    Buckle, Inc.                                                                                       (6,921,193)
            26,562    Under Armour, Inc. - Class A*                                                                        (885,311)
         1,309,805    Urban Outfitters, Inc.*                                                                           (44,860,821)
                                                                                                                        (52,667,325)
Retail - Automobile - (4.6)%
           901,433    CarMax, Inc.*                                                                                     (18,704,735)
Retail - Consumer Electronics - (0.8)%
           241,818    RadioShack Corp.                                                                                   (3,361,270)
Retail - Discount - (0.8)%
           300,629    Fred's, Inc.                                                                                       (3,330,969)
Retail - Sporting Goods - (6.7)%
           831,942    Cabela's, Inc.*                                                                                   (11,256,175)
           560,555    Dick's Sporting Goods, Inc.*                                                                      (16,031,873)
                                                                                                                        (27,288,048)
Steel - Producers - (0.3)%
            82,457    Gerdau Ameristeel Corp. (U.S. Shares)                                                              (1,287,154)
Steel Pipe and Tube - (2.4)%
            98,930    Valmont Industries, Inc.                                                                           (9,740,648)
Transactional Software - (4.2)%
         1,290,555    Innerworkings, Inc.*                                                                              (17,345,059)
Water - (0.9)%
           195,115    Aqua America, Inc.                                                                                 (3,595,969)
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (proceeds $811,582,320)                                                                             (823,642,151)
-----------------------------------------------------------------------------------------------------------------------------------
Exchange-Traded Notes - (4.1)%
Investment Companies - (4.1)%
           100,005    iPath Dow Jones-AIG Commodity Index Total Return*                                                  (6,413,321)
           152,200    iPath S&P GSCI Crude Oil Total Return Index                                                       (10,448,530)
                                                                                                                        (16,861,851)
-----------------------------------------------------------------------------------------------------------------------------------
Total Exchange-Traded Notes (proceeds $15,255,873)                                                                      (16,861,851)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $826,838,193)                                                                    (840,504,002)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $409,280,760) - 100%                                                                   $  409,705,612
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2008 (unaudited)

                                                                 % of Investment
Country                                        Value        Securities Sold Long
--------------------------------------------------------------------------------
Australia                              $        4,382,138                   0.4%
Belgium                                        51,801,699                   4.1%
Bermuda                                        43,583,957                   3.5%
Brazil                                         69,987,496                   5.6%
Canada                                          7,939,701                   0.6%
Cayman Islands                                  3,067,632                   0.2%
China                                          12,097,672                   1.0%
Germany                                        57,614,517                   4.6%
Hong Kong                                      26,079,155                   2.1%
India                                          32,184,549                   2.6%
Japan                                          31,988,053                   2.6%
Malaysia                                       16,835,466                   1.4%
Mexico                                         12,618,409                   1.0%
Singapore                                      35,222,174                   2.8%
South Africa                                   26,486,505                   2.1%
Switzerland                                    18,662,463                   1.5%
United Kingdom                                 19,067,541                   1.5%
United States++                               780,590,487                  62.4%
--------------------------------------------------------------------------------
Total                                  $    1,250,209,614                 100.0%

++    Includes Short-Term Securities (56.1% excluding Short-Term Securities)

              Summary of Investments by Country- (Short Positions)
                           April 30, 2008 (unaudited)

                                                                 % of Securities
Country                                          Value                Sold Short
--------------------------------------------------------------------------------
Australia                              $           (6,406)                  0.0%
Austria                                        (8,206,322)                  1.0%
Bermuda                                       (54,772,898)                  6.5%
Canada                                        (20,634,535)                  2.5%
China                                         (10,875,188)                  1.3%
Denmark                                        (2,934,277)                  0.3%
France                                         (2,915,834)                  0.3%
Germany                                       (39,475,730)                  4.7%
Hong Kong                                      (4,075,485)                  0.5%
Japan                                         (11,669,548)                  1.4%
Panama                                         (2,676,768)                  0.3%
Singapore                                        (364,710)                  0.0%
Spain                                          (3,541,977)                  0.4%
Sweden                                         (2,154,448)                  0.3%
United States                                (676,199,876)                 80.5%
--------------------------------------------------------------------------------
Total                                  $     (840,504,002)                100.0%

Forward Currency Contracts, Open
as of April 30, 2008 (unaudited)
Currency Sold and                       Currency            Currency        Unrealized
Settlement Date                       Units Sold      Value in U.S. $      Gain/(Loss)
--------------------------------------------------------------------------------------
Euro 11/12/08                        17,500,000       $ 27,062,991          $ (30,566)
--------------------------------------------------------------------------------------

Schedule of Written Options - Calls                                            Value
CB Richard Ellis Group, Inc.
      expires June 2008
      2,686 contracts
      exercise price $22.50                                                 $(590,920)

J.C. Penney Company, Inc.
      expires May 2008
      501 contracts
      exercise price $42.50                                                   (95,190)

J.C. Penney Company, Inc.
      expires January 2009
      501 contracts
      exercise price $70.00                                                   (35,070)

Tenneco, Inc.
      expires July 2008
      1,270 contracts
      exercise price $35.00                                                   (19,050)
--------------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $734,789)                                          $(740,230)
--------------------------------------------------------------------------------------

Total Return Swaps outstanding at April 30, 2008

                                    Notional              Return Paid             Return Received                       Unrealized
Counterparty                         Amount               by the Fund               by the Fund      Termination Date (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch                     $(2,005,128)        1-month Dow Jones 600        1-month EURIBOR        1/20/09        $(52,356)
                                                                                   minus 65 basis
                                                Automobiles & Parts Supersector        points
                                                          Price Index

Morgan Stanley Capital Services   (11,431,222)      1-month Korea Electric         1-month LIBOR          1/27/11         (47,509)
                                                             Power             minus 2.5 basis points

------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                    $(99,865)
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

ETF            Exchange-Traded Fund

EURIBOR        Euro Interbank Offered Rate

HOLDRs         Holding Company Depositary Receipt

LEAPS          Long-Term Equity Anticipation Securities

LIBOR Is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).

PLC            Public Limited Company

REIT           Real Estate Investment Trust

SPDR           Standard & Poor's Depositary Receipt

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

oo Schedule of Fair Valued Securities (as of April 30, 2008)

                                                                   Value as a %
                                               Value      Investment Securities
-------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Trinity, Ltd.                              $  295,889               0.1%
-------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2008)

                                        Acquisition       Acquisition                             Value as a % of
                                            Date             Cost                Value         Investment Securities
--------------------------------------------------------------------------------------------------------------------

Trinity, Ltd.oo                          11/14/2007       $  298,978          $   295,889                       0.1%
--------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund                                    $   115,406,216
--------------------------------------------------------------------------------

Janus Adviser Mid Cap Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 82.2%
Advertising Sales - 2.5%
           182,357    Lamar Advertising Co. - Class A*,#                                                   $               7,210,396
Aerospace and Defense - 2.0%
           135,790    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 5,659,727
Aerospace and Defense - Equipment - 0.5%
            14,335    Alliant Techsystems, Inc.*                                                                           1,573,410
Agricultural Chemicals - 0.4%
            26,210    INTREPID POTASH, INC.*                                                                               1,244,713
Agricultural Operations - 0.3%
           612,000    Chaoda Modern Agriculture Holdings, Ltd.                                                               880,871
Airlines - 1.0%
           105,665    Ryanair Holdings PLC (ADR) *,#                                                                       2,864,578
Apparel Manufacturers - 1.0%
           233,800    Esprit Holdings, Ltd.                                                                                2,881,306
Automotive - Truck Parts and Equipment - Original - 0.6%
            65,660    Tenneco, Inc.*                                                                                       1,679,583
Batteries and Battery Systems - 1.3%
            46,380    Energizer Holdings, Inc.*                                                                            3,666,803
Building - Mobile Home and Manufactured Homes - 0.4%
            39,760    Thor Industries, Inc. *,#                                                                            1,205,523
Casino Hotels - 0.6%
           166,619    Crown, Ltd.                                                                                          1,719,189
Casino Services - 0.4%
            42,855    Scientific Games Corp. - Class A*,#                                                                  1,206,797
Cellular Telecommunications - 1.6%
            46,610    Leap Wireless International, Inc.*                                                                   2,492,237
            45,885    N.I.I. Holdings, Inc.*                                                                               2,098,780
                                                                                                                           4,591,017
Chemicals - Diversified - 1.2%
             8,239    K+S A.G.                                                                                             3,414,599
Commercial Services - 2.9%
            47,670    CoStar Group, Inc.*                                                                                  2,285,777
           218,065    Iron Mountain, Inc.*                                                                                 5,990,245
                                                                                                                           8,276,022
Commercial Services - Finance - 2.5%
            89,230    Equifax, Inc.                                                                                        3,414,832
            42,265    Global Payments, Inc.                                                                                1,870,649
            55,527    Paychex, Inc.                                                                                        2,019,517
                                                                                                                           7,304,998
Computer Services - 0.5%
            20,240    IHS, Inc. - Class A*                                                                                 1,336,852
Computers - 0.7%
            11,145    Apple, Inc.*                                                                                         1,938,673
Consulting Services - 1.4%
           172,725    Gartner Group, Inc.*                                                                                 3,958,857
Containers - Metal and Glass - 2.4%
            49,105    Ball Corp.                                                                                           2,640,867
            79,480    Owens-Illinois, Inc. *,#                                                                             4,383,322
                                                                                                                           7,024,189
Decision Support Software - 1.0%
           101,543    MSCI, Inc.*                                                                                          3,149,332

Distribution/Wholesale - 0.7%
           468,200    Li & Fung, Ltd.                                                                                      1,925,899
Diversified Operations - 0.7%
           140,000    China Merchants Holdings International Company, Ltd.                                                   714,534
            21,520    Cooper Industries, Ltd. - Class A                                                                      912,233
         2,324,140    Polytec Asset Holdings, Ltd.                                                                           514,712
                                                                                                                           2,141,479
Electric Products - Miscellaneous - 0.6%
            37,492    AMETEK, Inc.                                                                                         1,819,112
Electronic Connectors - 0.8%
            51,905    Amphenol Corp. - Class A                                                                             2,396,973
Electronic Measuring Instruments - 1.2%
           104,045    Trimble Navigation, Ltd.*                                                                            3,411,636
Entertainment Software - 0.8%
            44,305    Electronic Arts, Inc.*                                                                               2,280,378
Fiduciary Banks - 0.5%
            19,655    Northern Trust Corp.                                                                                 1,456,632
Finance - Consumer Loans - 0.7%
           151,045    Nelnet, Inc. - Class A*,#                                                                            1,931,866
Finance - Other Services - 0.9%
             5,555    CME Group, Inc.                                                                                      2,541,135
Independent Power Producer - 1.1%
            74,515    NRG Energy, Inc. *,#                                                                                 3,274,934
Instruments - Controls - 0.7%
            21,030    Mettler-Toledo International, Inc.*                                                                  2,003,318
Instruments - Scientific - 1.1%
            55,047    Thermo Fisher Scientific, Inc.*                                                                      3,185,570
Investment Management and Advisory Services - 2.9%
           140,900    National Financial Partners Corp.                                                                    3,793,028
            75,805    T. Rowe Price Group, Inc.                                                                            4,439,141
                                                                                                                           8,232,169
Machinery - Pumps - 0.9%
            62,445    Graco, Inc.                                                                                          2,585,847
Medical - Biomedical and Genetic - 1.8%
            66,175    Celgene Corp.*                                                                                       4,112,114
            13,905    Millipore Corp.*                                                                                       974,741
                                                                                                                           5,086,855
Medical - Drugs - 1.0%
            52,020    Shire PLC (ADR) #                                                                                    2,857,979
Medical - Generic Drugs - 0.5%
            59,935    Alpharma, Inc. - Class A*                                                                            1,475,000
Medical - HMO - 1.5%
            95,685    Coventry Health Care, Inc.*                                                                          4,279,990
Metal Processors and Fabricators - 0.6%
            13,580    Precision Castparts Corp.                                                                            1,596,465
Oil - Field Services - 0.7%
            85,900    Acergy S.A.                                                                                          2,120,347
Oil and Gas Drilling - 1.0%
            51,055    Helmerich & Payne, Inc.                                                                              2,744,206
Oil Companies - Exploration and Production - 4.5%
            16,275    Chesapeake Energy Corp.                                                                                841,418
            30,915    EOG Resources, Inc.                                                                                  4,033,788
            70,850    Forest Oil Corp.*                                                                                    4,175,190
           138,350    Petrohawk Energy Corp.*                                                                              3,270,594
            21,431    Sandridge Energy, Inc.*,#                                                                              968,253
                                                                                                                          13,289,243
Oil Companies - Integrated - 0.8%
            22,645    Hess Corp.                                                                                           2,404,899
Physician Practice Management - 1.2%
            50,560    Pediatrix Medical Group, Inc.*                                                                       3,439,091
Real Estate Management/Services - 1.7%
           119,650    CB Richard Ellis Group, Inc. - Class A*                                                              2,766,308
            27,540    Jones Lang LaSalle, Inc.                                                                             2,137,379
                                                                                                                           4,903,687
Real Estate Operating/Development - 2.0%
           239,000    CapitaLand, Ltd.                                                                                     1,204,915
           452,000    Hang Lung Properties, Ltd.                                                                           1,841,404
            63,550    St. Joe Co. #                                                                                        2,584,578
                                                                                                                           5,630,897
Reinsurance - 0.7%
               457    Berkshire Hathaway, Inc. - Class B*                                                                  2,036,849
REIT - Diversified - 1.6%
           333,380    CapitalSource, Inc.*                                                                                 4,683,989
Retail - Apparel and Shoe - 2.4%
            41,920    Abercrombie & Fitch Co. - Class A                                                                    3,115,075
           111,350    Nordstrom, Inc.                                                                                      3,926,201
                                                                                                                           7,041,276
Retail - Consumer Electronics - 0.2%
             6,470    Yamada Denki Company, Ltd.                                                                             558,295
Retail - Office Supplies - 0.7%
            86,752    Staples, Inc.                                                                                        1,882,518
Retail - Restaurants - 0.6%
            19,525    Chipotle Mexican Grill, Inc. - Class B*                                                              1,659,039
Schools - 0.5%
            50,200    Anhanguera Educacional*                                                                                836,818
             9,882    Apollo Group, Inc. - Class A*                                                                          502,994
                                                                                                                           1,339,812
Semiconductor Components/Integrated Circuits - 4.2%
         1,193,485    Atmel Corp.*                                                                                        4,439,763
           209,105    Cypress Semiconductor Corp.*                                                                         5,880,032
           144,110    Marvell Technology Group, Ltd. *,#                                                                   1,866,225
                                                                                                                          12,186,020
Semiconductor Equipment - 1.5%
            97,885    KLA-Tencor Corp.                                                                                     4,275,617
Telecommunication Equipment - 1.9%
           112,105    CommScope, Inc.*                                                                                     5,330,593
Telecommunication Services - 3.8%
           128,190    Amdocs, Ltd. (U.S. Shares)*                                                                          4,022,602
           147,935    SAVVIS, Inc. *,#                                                                                     2,167,248
           237,875    Time Warner Telecom, Inc. - Class A*,#                                                               4,662,350
                                                                                                                          10,852,200
Therapeutics - 0.7%
            37,960    Gilead Sciences, Inc.*                                                                               1,964,810
Toys - 1.3%
            21,795    Marvel Entertainment, Inc.*                                                                            625,299
           162,650    Mattel, Inc.                                                                                         3,049,687
                                                                                                                           3,674,986
Transportation - Railroad - 0.5%
            25,230    Canadian National Railway Co. (U.S. Shares)                                                          1,321,800
Transportation - Services - 1.1%
            29,545    C.H. Robinson Worldwide, Inc.                                                                        1,851,880
            28,440    Expeditors International of Washington, Inc.                                                         1,325,020
                                                                                                                           3,176,900
Transportation - Truck - 0.3%
            18,535    Landstar System, Inc.*                                                                                 963,079
Web Hosting/Design - 1.6%
            51,625    Equinix, Inc. *,#                                                                                    4,667,933
Wireless Equipment - 2.5%
           186,970    Crown Castle International Corp.*                                                                    7,263,785
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $202,622,947)                                                                                   236,683,075
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.3%
        15,825,877    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                              15,825,877
        11,028,270    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                 11,028,270
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $26,854,147)                                                                                    26,854,147
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.5%
         2,906,096    Allianz Dresdner Daily Asset Fund+                                                                   2,906,096
         5,355,843    Repurchase Agreements+                                                                               5,355,843
                      Time Deposits:
         1,291,939       Abbey National Treasury Services, N.A., 2.375%, 5/1/08+                                           1,291,939
           576,408       ABN-Amro Bank N.V., N.A., 2.26%, 5/1/08+                                                            576,408
           672,300       BNP Paribas, New York, N.A., 2.50%, 5/1/08+                                                         672,300
         1,344,600       Calyon, N.A., 2.50%, 5/1/08+                                                                      1,344,600
           467,969       Chase Bank USA, N.A., 2.25%, 5/1/08+                                                                467,969
         1,479,060       Danske Bank, A/S Cayman, N.A., 2.53%, 5/1/08+                                                     1,479,060
           941,220       Deutsche Bank A.G., N.A., 2.30%, 5/1/08+                                                            941,220
         1,344,600       Dexia Bank S.A. Brussels, N.A., 2.50%, 5/1/08+                                                    1,344,600
         1,344,600       ING Bank N.V., Amsterdam, N.A., 2.4375%, 5/1/08+                                                  1,344,600
         1,344,600       Lloyd's TSB Bank PLC London, N.A., 2.45%, 5/1/08+                                                 1,344,600
           198,936       Natixis, N.A., 2.38%, 5/1/08+                                                                       198,936
         1,344,600       Natixis, N.A., 2.43%, 5/1/08+                                                                     1,344,600
         1,344,600       Nordea Bank PLC Finland, N.A., 2.50%, 5/1/08+                                                     1,344,600
         1,327,324       Svenska Handelsbanken, N.A., 2.40%, 5/1/08+                                                       1,327,324
         1,344,600       Wells Fargo Bank, N.A., 2.375%, 5/1/08+                                                           1,344,600
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $24,624,295)                                                                                 24,624,295
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $254,101,389) - 100%                                                         $             288,161,517
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country - (Long Positions)
                        As of April 30, 2008 (unaudited)

Country                                                                                                      Value   % of Investment
                                                                                                                          Securities
------------------------------------------------------------------------------------------------------------------------------------
Australia                                                                                       $        1,719,189              0.6%
Bermuda                                                                                                  7,585,662              2.6%
Brazil                                                                                                   6,496,545              2.2%
Canada                                                                                                   1,321,800              0.5%
Cayman Islands                                                                                           1,395,583              0.5%
Germany                                                                                                  3,414,599              1.2%
Guernsey                                                                                                 4,022,602              1.4%
Hong Kong                                                                                                2,555,938              0.9%
Ireland                                                                                                  2,864,578              1.0%
Japan                                                                                                      558,295              0.2%
Luxembourg                                                                                               2,120,347              0.7%
Singapore                                                                                                1,204,915              0.4%
United Kingdom                                                                                           2,857,979              1.0%
United States ++                                                                                       250,043,485             86.8%
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total                     $      288,161,517            100.0%
                                                                                                       ===========            ======

++ Includes Short-Term Securities and Other Securities (69.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Adviser Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.0%
Advertising Agencies - 0.4%
            87,600    Omnicom Group, Inc.                                                                             $    4,182,024
Aerospace and Defense - 0.3%
            43,200    Rockwell Collins, Inc.                                                                               2,726,352
Agricultural Chemicals - 0.3%
            24,800    Mosaic Co.*                                                                                          3,038,248
Airlines - 0.6%
           477,900    Southwest Airlines Co.                                                                               6,327,396
Applications Software - 0.4%
           150,400    Intuit, Inc.*                                                                                        4,056,288
Automotive - Truck Parts and Equipment - Original - 0.2%
            26,200    Magna International, Inc. - Class A (U.S. Shares)                                                    1,955,306
Beverages - Non-Alcoholic - 0.5%
            77,200    PepsiCo, Inc.                                                                                        5,290,516
Beverages - Wine and Spirits - 0.6%
            94,300    Brown-Forman Corp. - Class B                                                                         6,414,286
Building - Residential and Commercial - 0.5%
            64,700    Centex Corp.                                                                                         1,347,054
           269,800    Pulte Homes, Inc.                                                                                    3,518,192
                                                                                                                           4,865,246
Chemicals - Specialty - 0.8%
           138,300    Lubrizol Corp.                                                                                       8,065,656
Coal - 0.3%
            55,400    Arch Coal, Inc.#                                                                                     3,177,744
Commercial Banks - 2.3%
           202,600    BB&T Corp.#                                                                                          6,947,154
           510,000    Colonial BancGroup, Inc.#                                                                            4,151,400
           180,000    First Midwest Bancorp, Inc.#                                                                         4,595,400
           679,300    Synovus Financial Corp.                                                                              8,042,912
                                                                                                                          23,736,866
Commercial Services - Finance - 0.3%
            61,800    Global Payments, Inc.                                                                                2,735,268
Computers - Integrated Systems - 1.5%
           223,100    Diebold, Inc.                                                                                        8,745,520
           224,800    NCR Corp.*                                                                                           5,536,824
                                                                                                                          14,282,344
Consumer Products - Miscellaneous - 0.4%
            55,700    Kimberly-Clark Corp.                                                                                 3,564,243
Containers - Metal and Glass - 1.2%
           220,000    Ball Corp.                                                                                          11,831,600
Containers - Paper and Plastic - 0.4%
           156,700    Pactiv Corp.*                                                                                        3,727,893
Cosmetics and Toiletries - 0.5%
            67,500    Procter & Gamble Co.                                                                                 4,525,875
Data Processing and Management - 0.3%
            64,300    Fiserv, Inc.*                                                                                        3,250,365
Distribution/Wholesale - 2.0%
           100,000    Genuine Parts Co.                                                                                    4,246,000
           268,200    Tech Data Corp.*                                                                                     9,014,202
            79,100    W.W. Grainger, Inc.                                                                                  6,858,761
                                                                                                                          20,118,963
Diversified Operations - 1.8%
           172,200    Dover Corp.                                                                                          8,518,734
           100,000    Illinois Tool Works, Inc.                                                                            5,229,000
            75,800    Tyco International, Ltd.                                                                             3,546,682
                                                                                                                          17,294,416
E-Commerce/Services - 0.5%
           230,300    IAC/InterActiveCorp*                                                                                 4,792,543
Electric - Integrated - 3.3%
           336,600    DPL, Inc.#                                                                                           9,367,578
           112,400    PG&E Corp.                                                                                           4,496,000
           160,000    PPL Corp.                                                                                            7,683,200
           250,500    Public Service Enterprise Group, Inc.                                                               10,999,455
                                                                                                                          32,546,233
Electronic Components - Miscellaneous - 0.7%
           691,900    Vishay Intertechnology, Inc.*                                                                        6,538,455
Electronic Components - Semiconductors - 0.7%
           185,100    QLogic Corp.*                                                                                        2,954,196
           144,800    Xilinx, Inc.                                                                                         3,586,696
                                                                                                                           6,540,892
Electronic Connectors - 1.0%
           274,200    Thomas & Betts Corp.*                                                                               10,271,532
Electronic Measuring Instruments - 0.7%
           215,300    Agilent Technologies, Inc.*                                                                          6,504,213
Engineering - Research and Development Services - 1.3%
           317,100    URS Corp.*                                                                                          12,791,814
Finance - Investment Bankers/Brokers - 0.9%
           313,100    Raymond James Financial, Inc.#                                                                       9,007,887
Food - Miscellaneous/Diversified - 1.5%
            89,800    General Mills, Inc.                                                                                  5,423,920
            82,300    Kellogg Co.                                                                                          4,211,291
           160,200    Kraft Foods, Inc. - Class A                                                                          5,067,126
                                                                                                                          14,702,337
Food - Retail - 0.4%
           140,000    Kroger Co.                                                                                           3,815,000
Forestry - 0.7%
           116,000    Weyerhaeuser Co.                                                                                     7,410,080
Gas - Distribution - 0.7%
           254,500    Southern Union Co.                                                                                   6,520,290
Gold Mining - 0.8%
           227,000    Goldcorp, Inc. (U.S. Shares)                                                                         8,108,440
Hotels and Motels - 0.5%
           102,200    Starwood Hotels & Resorts Worldwide, Inc.#                                                           5,335,862
Human Resources - 1.1%
            70,900    Manpower, Inc.                                                                                       4,759,517
           267,100    Robert Half International, Inc.                                                                      6,330,270
                                                                                                                          11,089,787
Instruments - Scientific - 2.2%
           232,900    Applera Corp. - Applied Biosystems Group                                                             7,431,839
           198,000    PerkinElmer, Inc.                                                                                    5,258,880
           149,300    Thermo Fisher Scientific, Inc.*                                                                      8,639,991
                                                                                                                          21,330,710
Internet Infrastructure Equipment - 0.8%
           381,200    Avocent Corp.*                                                                                       7,437,212
Investment Management and Advisory Services - 3.8%
           268,500    AllianceBernstein Holding L.P.                                                                      16,652,370
           551,500    Invesco, Ltd. (U.S. Shares)                                                                         14,145,975
            75,000    Legg Mason, Inc.                                                                                     4,521,000
            51,100    Waddell & Reed Financial, Inc. - Class A                                                             1,730,246
                                                                                                                          37,049,591
Life and Health Insurance - 1.4%
           327,600    Protective Life Corp.                                                                               13,962,312
Machinery - Farm - 0.2%
            26,800    Deere & Co.                                                                                          2,253,076
Medical - Biomedical and Genetic - 0.3%
            39,400    Millipore Corp.*                                                                                     2,761,940
Medical - Drugs - 1.3%
           147,900    Endo Pharmaceuticals Holdings, Inc.*                                                                 3,672,357
           129,100    Forest Laboratories, Inc.*                                                                           4,481,061
           112,500    Wyeth                                                                                                5,002,875
                                                                                                                          13,156,293
Medical - Generic Drugs - 0.5%
            96,000    Barr Pharmaceuticals, Inc.*                                                                          4,822,080
Medical - HMO - 0.8%
            82,400    Coventry Health Care, Inc.*                                                                          3,685,752
           160,400    Health Net, Inc.*                                                                                    4,698,116
                                                                                                                           8,383,868
Medical - Wholesale Drug Distributors - 1.0%
           189,400    Cardinal Health, Inc.                                                                                9,862,058
Medical Instruments - 0.4%
            87,300    St. Jude Medical, Inc.*                                                                              3,821,994
Medical Labs and Testing Services - 1.1%
           141,800    Laboratory Corporation of America Holdings*,#                                                       10,722,916
Medical Products - 2.0%
           190,900    Covidien, Ltd.                                                                                       8,913,121
            69,100    Johnson & Johnson                                                                                    4,635,919
            82,200    Zimmer Holdings, Inc.*                                                                               6,095,952
                                                                                                                          19,644,992
Metal - Aluminum - 0.6%
           165,900    Alcoa, Inc.                                                                                          5,770,002
Motorcycle and Motor Scooter Manufacturing - 0.4%
            92,600    Harley-Davidson, Inc.#                                                                               3,541,950
Multi-line Insurance - 1.5%
           131,000    Loews Corp.                                                                                          5,516,410
           679,200    Old Republic International Corp.                                                                     9,746,520
                                                                                                                          15,262,930
Multimedia - 0.9%
           128,700    McGraw-Hill Companies, Inc.                                                                          5,275,413
            86,000    Viacom, Inc. - Class B*                                                                              3,305,840
                                                                                                                           8,581,253
Networking Products - 0.9%
           435,300    Foundry Networks, Inc.*                                                                              5,541,369
           129,200    Polycom, Inc.*                                                                                       2,894,080
                                                                                                                           8,435,449
Non-Hazardous Waste Disposal - 1.6%
           262,000    Republic Services, Inc.                                                                              8,328,980
           214,700    Waste Management, Inc.                                                                               7,750,670
                                                                                                                          16,079,650
Office Automation and Equipment - 0.9%
           167,100    Pitney Bowes, Inc.                                                                                   6,033,981
           240,000    Xerox Corp.                                                                                          3,352,800
                                                                                                                           9,386,781
Oil - Field Services - 0.7%
            50,233    Transocean, Inc. (U.S. Shares)*                                                                      7,407,358
Oil and Gas Drilling - 0.6%
           104,800    Noble Corp.                                                                                          5,898,144
Oil Companies - Exploration and Production - 6.7%
           156,500    Anadarko Petroleum Corp.                                                                            10,416,640
           135,400    Bill Barrett Corp.*,#                                                                                6,963,622
            47,400    Devon Energy Corp.                                                                                   5,375,160
           256,800    Forest Oil Corp.*                                                                                   15,133,224
            83,200    Newfield Exploration Co.*                                                                            5,055,232
           103,700    Noble Energy, Inc.                                                                                   9,021,900
           146,900    Sandridge Energy, Inc.*                                                                              6,636,942
           175,200    Southwestern Energy Co.*                                                                             7,412,712
                                                                                                                          66,015,432
Oil Companies - Integrated - 0.8%
            39,100    Hess Corp.                                                                                           4,152,420
            73,400    Marathon Oil Corp.                                                                                   3,344,838
                                                                                                                           7,497,258
Oil Field Machinery and Equipment - 0.4%
            57,600    National-Oilwell Varco, Inc.*                                                                        3,942,720
Oil Refining and Marketing - 1.0%
           154,200    Frontier Oil Corp.                                                                                   3,831,870
           114,600    Valero Energy Corp.                                                                                  5,598,210
                                                                                                                           9,430,080
Paper and Related Products - 1.6%
           101,600    Potlatch Corp.                                                                                       4,552,696
           126,700    Rayonier, Inc.                                                                                       5,325,201
           489,813    Temple-Inland, Inc.                                                                                  5,716,118
                                                                                                                          15,594,015
Pharmacy Services - 0.4%
           183,300    Omnicare, Inc.                                                                                       3,730,155
Pipelines - 3.1%
           116,600    Enterprise Products Partners L.P.#                                                                   3,641,418
           104,800    Equitable Resources, Inc.                                                                            6,955,576
           178,300    Kinder Morgan Energy Partners L.P.#                                                                 10,437,682
           196,000    Plains All American Pipeline L.P.                                                                    9,464,840
                                                                                                                          30,499,516
Property and Casualty Insurance - 0.7%
             8,100    Mercury General Corp.                                                                                  404,109
           333,900    Progressive Corp.                                                                                    6,073,641
                                                                                                                           6,477,750
Reinsurance - 1.0%
             2,300    Berkshire Hathaway, Inc. - Class B*                                                                 10,251,100
REIT - Apartments - 0.9%
            40,000    Avalonbay Communities, Inc.#                                                                         4,080,000
           119,600    Equity Residential                                                                                   4,965,792
                                                                                                                           9,045,792
REIT - Diversified - 0.3%
            91,200    Liberty Property Trust                                                                               3,194,736
REIT - Manufactured Homes - 2.1%
            53,200    Alexandria Real Estate Equities, Inc.#                                                               5,587,596
           215,600    Annaly Mortgage Management, Inc.                                                                     3,613,456
           111,800    Redwood Trust, Inc.#                                                                                 3,721,822
            78,700    SL Green Realty Corp.                                                                                7,303,360
                                                                                                                          20,226,234
REIT - Regional Malls - 0.5%
            61,700    Macerich Co.                                                                                         4,512,121
REIT - Warehouse and Industrial - 0.9%
            64,200    AMB Property Corp.                                                                                   3,707,550
            77,200    ProLogis                                                                                             4,833,492
                                                                                                                           8,541,042
Retail - Apparel and Shoe - 1.2%
           155,600    American Eagle Outfitters, Inc.                                                                      2,858,372
           384,600    Foot Locker, Inc.                                                                                    4,865,190
           110,200    Ross Stores, Inc.                                                                                    3,690,598
                                                                                                                          11,414,160
Retail - Auto Parts - 0.8%
           156,700    Advance Auto Parts, Inc.                                                                             5,434,356
           101,000    O'Reilly Automotive, Inc.*                                                                           2,915,870
                                                                                                                           8,350,226
Retail - Drug Store - 0.4%
           109,020    CVS/Caremark Corp.                                                                                   4,401,137
Retail - Major Department Stores - 0.9%
           217,100    J.C. Penney Company, Inc.                                                                            9,226,750
Retail - Office Supplies - 0.7%
           265,000    Office Depot, Inc.*                                                                                  3,360,200
           145,100    Staples, Inc.                                                                                        3,148,670
                                                                                                                           6,508,870
Retail - Regional Department Stores - 0.8%
            93,500    Kohl's Corp.*,#                                                                                      4,567,475
           129,100    Macy's, Inc.                                                                                         3,264,939
                                                                                                                           7,832,414
Retail - Restaurants - 0.4%
           102,500    Darden Restaurants, Inc.#                                                                            3,646,950
Savings/Loan/Thrifts - 1.0%
           565,300    People's United Financial, Inc.                                                                      9,593,141
Schools - 0.3%
            57,900    Apollo Group, Inc. - Class A*                                                                        2,947,110
Semiconductor Components/Integrated Circuits - 0.4%
           111,400    Analog Devices, Inc.                                                                                 3,588,194
Semiconductor Equipment - 0.2%
           117,300    Applied Materials, Inc.                                                                              2,188,818
Super-Regional Banks - 1.3%
            67,400    PNC Bank Corp.                                                                                       4,674,190
           152,400    SunTrust Banks, Inc.                                                                                 8,496,300
                                                                                                                          13,170,490
Telecommunication Services - 0.5%
           120,000    Embarq Corp.                                                                                         4,988,400
Telephone - Integrated - 1.0%
           209,000    CenturyTel, Inc.                                                                                     6,782,050
           388,700    Sprint Nextel Corp.                                                                                  3,105,713
                                                                                                                           9,887,763
Transportation - Railroad - 1.4%
           202,200    Kansas City Southern*                                                                                9,115,176
            78,100    Norfolk Southern Corp.                                                                               4,653,198
                                                                                                                          13,768,374
Transportation - Truck - 0.8%
           233,700    J.B. Hunt Transport Services, Inc.#                                                                  7,938,789
Wireless Equipment - 0.2%
           165,300    Motorola, Inc.                                                                                       1,646,388
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $833,318,555)                                                                                   856,770,744
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.3%
              2069    iShares Russell Mid-Cap Value Index
                      expires May 2008
                      exercise price $122.50**                                                                                47,401
               722    iShares Russell Mid-Cap Value Index
                      expires May 2008
                      exercise price $143.00                                                                                 522,049
               778    iShares Russell Mid-Cap Value Index
                      expires July 2008
                      exercise price $136.38**                                                                               448,945
            20,626    Russell Mid-Cap Value Index
                      expires May 2008
                      exercise price $990.46**                                                                                83,044
               160    Russell Mid-Cap Value Index
                      expires June 2008
                      exercise price $975.67**                                                                               273,280
            20,600    Russell Mid-Cap Value Index
                      expires June 2008
                      exercise price $986.37**                                                                               283,318
             4,137    Russell Mid-Cap Value Index
                      expires June 2008
                      exercise price $999.40                                                                                  70,044
            10,673    Russell Mid-Cap Value Index
                      expires July 2008
                      exercise price $994.46                                                                                 237,325
            15,656    Russell Mid-Cap Value Index
                      expires July 2008
                      exercise price $992.21 **                                                                              238,059
               157    Russell Mid-Cap Value Index
                      expires July 2008
                      exercise price $1,011.70                                                                               547,302
            15,872    Russell Mid-Cap Value Index
                      expires July 2008
                      exercise price $980.41**                                                                               305,809
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $8,077,522)                                                                  3,056,576
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.2%
        61,580,000    ING Financial Markets LLC, 1.75% dated 4/30/2008, maturing 5/1/2008 to be repurchased at $61,582,993 collateralized by $59,511,356 in U.S. Treasury Notes 4.0%-4.5%, 11/15/14 - 2/15/16
                      with a value of $62,812,527 with a value of (cost $61,580,000)                                      61,580,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.5%
        20,444,345    Allianz Dresdner Daily Asset Fund +                                                                 20,444,345
        10,638,822    Repurchase Agreements+                                                                              10,638,822
        32,512,035    Time Deposits+                                                                                      32,512,035
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $63,595,202)                                                                                 63,595,202
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $966,571,279) - 100%                                                                    $  985,002,522
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April, 30 2008 (unaudited)

                                                                 % of Investment
Country                                         Value                 Securities
--------------------------------------------------------------------------------
Bermuda                                    $    26,605,778                  2.7%
Canada                                          10,063,746                  1.0%
Cayman Islands                                   5,898,144                  0.6%
United States++                                942,434,854                 95.7%
Total                                      $   985,002,522                100.0%

++ Includes Short-Term Securities and Other Securities (83.0% excluding Short-Term Securities and Other Securities)

                                                                        Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
                            iShares Russell Mid-Cap Value Index
                               expires May 2008
                               1,034 contracts
                               exercise price $110.00                $    (0.10)
                            iShares Russell Mid-Cap Value Index
                               expires July 2008
                               389 contracts

                               exercise price $122.74                   (73,233)
                            Russell Mid-Cap Value Index
                               expires June 2008
                               10,610 contracts

                               exercise price $900.00                   (31,537)
                            Russell Mid-Cap Value Index
                               expires June 2008
                               80 contracts

                               exercise price $876.11                   (32,320)
                            Russell Mid-Cap Value Index
                               expires June 2008
                               19,762 contracts

                               exercise price $878.99                   (38,629)
                            Russell Mid-Cap Value Index
                               expires June 2008
                               15,656 contracts

                               exercise price $890.96                   (38,631)
                            Russell Mid-Cap Value Index
                               expires July 2008
                               10,566 contracts

                               exercise price $880.37                   (51,613)
--------------------------------------------------------------------------------
Total Written Options - Puts (Premiums received $1,681,846)          $ (265,963)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2008 is noted below.

Fund                                                       Aggregate Collateral
-------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                           $          1,140,948
-------------------------------------------------------------------------------

Janus Adviser Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 19.8%
     $     350,000    Bryant Park Funding LLC, 2.85%, 7/28/08 (Section 4(2))                                          $      347,604
           350,000    Gotham Funding Corp., 2.90%, 5/23/08 (Section 4(2))                                                    349,380
           360,000    Lexington Parker Capital LLC, 3.15%, 5/9/08 (Section 4(2))                                             359,748
           373,000    Nieuw Amsterdam Receivables Corp., 2.90%, 6/23/08 (Section 4(2))                                       371,407
           350,000    Thames Asset Global Securitization No. 1, Inc., 2.92%, 7/25/08 (Section 4(2))                          347,587
           338,000    Ticonderoga Funding, LLC, 2.90%, 5/19/08 (144A)                                                        337,510
           350,000    Victory Receivables Corp., 2.90%, 5/29/08 (Section 4(2))                                               349,211
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $2,462,447)                                                                                   2,462,447
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 30.9%
           150,000    Advocare of South Carolina, Inc., 2.93%, 6/1/17                                                        150,000
           400,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B, 3.02%, 10/1/19        400,000
           310,000    Breckenridge Terrace LLC, 2.945%, 5/1/39                                                               310,000
           400,000    California Infrastructure and Economic Development, 3.10%, 7/1/33                                      400,000
           100,000    California Statewide Communities Development Authority, 2.95%, 3/15/33                                 100,000
           100,000    California Statewide Communities Development Authority, 2.95%, 5/1/34                                  100,000
           100,000    Capel, Inc., 2.93%, 9/1/09                                                                             100,000
           350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A, 2.945%,
                       7/1/35                                                                                                350,000
           150,000    Montgomery, Alabama Industrial Development Board of Revenue, (Jenkins Brick Co.), Series A,
                      3.79%, 9/1/14                                                                                          150,000
           880,000    New Jersey Economic Development Authority Revenue, (Four Woodbury Project), Series B,
                      3.24%, 5/1/31                                                                                          880,000
           160,000    Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark), 3.06%, 4/1/20          160,000
           250,000    Sacramento California Redevelopment Agency, 2.95%, 1/15/36                                             250,000
           300,000    Saint Joseph, Missouri Industrial Development Authority Revenue, (Albaugh, Inc. Project),
                       Series B, 3.43%, 11/1/19                                                                              300,000
           200,000    West Covina, California Public Financing Authority Tax Allocation Revenue, 2.98%, 11/1/29              200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $3,850,000)                                                                 3,850,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 33.2%
         1,000,000    Fannie Mae, 2.59%, 4/2/08                                                                              995,539
         2,000,000    Federal Home Loan Bank System, 1.95%, 5/2/08                                                         1,999,892
           150,000    Federal Home Loan Bank System, 2.65%, 7/18/08                                                          149,139
         1,000,000    Freddie Mac, 2.59%, 7/1/08                                                                             995,611
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $4,140,181)                                                                       4,140,181
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 16.1%
         2,000,000    RBC Capital Markets Corp., 2.00%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $2,000,111
                      collateralized by $2,324,283
                      in U.S. Government Agencies
                      3.75% - 10.05%, 9/25/08 - 4/1/38
                      with a value of $2,040,000
                      (cost $2,000,000)                                                                                    2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,452,628) - 100%                                                                     $   12,452,628
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act, as amended.

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Adviser Orion Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.3%
Advertising Sales - 1.4%
            16,160    Lamar Advertising Co. - Class A*,**,#                                                $                 638,966
Aerospace and Defense - 1.6%
            17,630    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)**                                                 734,818
Agricultural Chemicals - 3.7%
             3,555    Intrepid Potash, Inc.*                                                                                 168,827
             8,375    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               1,540,581
                                                                                                                           1,709,408
Agricultural Operations - 1.8%
           598,000    Chaoda Modern Agriculture Holdings, Ltd.                                                               860,720
Automotive - Cars and Light Trucks - 1.7%
            14,845    BMW A.G.**                                                                                             812,527
Building - Heavy Construction - 1.1%
           213,940    YTL Corporation Berhad                                                                                 507,363
Building - Residential and Commercial - 1.2%
             2,960    Desarrolladora Homex S.A. (ADR)*,#                                                                     176,357
            38,384    Rossi Residencial S.A.                                                                                 379,520
                                                                                                                             555,877
Cable Television - 1.3%
               677    Jupiter Telecommunications Company, Ltd.**                                                             586,635
Cellular Telecommunications - 2.0%
            16,495    America Movil S.A. de C.V. - Series L (ADR)                                                            956,050
Chemicals - Diversified - 1.0%
             1,150    K+S A.G.**                                                                                             476,610
Commercial Banks - 2.2%
            73,715    Anglo Irish Bank Corporation PLC**                                                                   1,004,533
Commercial Services - 0.6%
             5,600    CoStar Group, Inc.*                                                                                    268,520
Computers - 3.3%
            12,475    Research In Motion, Ltd. (U.S. Shares)*                                                              1,517,334
Diversified Operations - 7.4%
           182,000    China Merchants Holdings International Company, Ltd.                                                   928,894
            21,466    Siemens A.G.**                                                                                       2,543,616
                                                                                                                           3,472,510
Electronic Measuring Instruments - 2.0%
            28,290    Trimble Navigation, Ltd.*,**                                                                           927,629
Energy - Alternate Sources - 1.5%
            28,505    JA Solar Holdings Company, Ltd. (ADR)*                                                                 684,405
Engineering - Research and Development Services - 1.5%
            23,352    ABB, Ltd.                                                                                              716,071
Finance - Investment Bankers/Brokers - 1.5%
             3,605    Goldman Sachs Group, Inc.**                                                                            689,889
Finance - Other Services - 1.3%
            21,570    BM&F (Bolsa de Mercadorias e Futuros)                                                                  215,479
               825    CME Group, Inc.                                                                                        377,397
                                                                                                                             592,876
Internet Gambling - 0.3%
           296,730    PartyGaming, PLC.*                                                                                     141,499
Investment Management and Advisory Services - 0.8%
            13,425    National Financial Partners Corp.                                                                      361,401
Machinery - General Industrial - 0.4%
           352,000    Shanghai Electric Group Company, Ltd.                                                                  198,521
Medical - Biomedical and Genetic - 5.2%
            38,805    Celgene Corp.*,**                                                                                    2,411,343
Medical - HMO - 0.9%
             8,965    Coventry Health Care, Inc.*                                                                            401,004
Medical Instruments - 0.8%
             1,279    Intuitive Surgical, Inc.*,**                                                                           369,964
Oil Companies - Integrated - 3.8%
             8,900    Hess Corp.**                                                                                           945,179
            12,714    Petroleo Brasileiro S.A.                                                                               387,151
             3,735    Petroleo Brasileiro S.A. (ADR)                                                                         453,504
                                                                                                                           1,785,834
Paper and Related Products - 1.0%
            55,765    Aracruz Celulose S.A.                                                                                  449,691
Printing - Commercial - 1.3%
            17,535    VistaPrint, Ltd.*,**                                                                                   596,716
Real Estate Management/Services - 0.9%
             5,425    Jones Lang LaSalle, Inc.                                                                               421,034
Real Estate Operating/Development - 4.4%
           296,000    CapitaLand, Ltd.                                                                                     1,492,279
           132,000    Hang Lung Properties, Ltd.                                                                             537,755
                                                                                                                           2,030,034
REIT - Diversified - 4.7%
           155,290    CapitalSource, Inc.                                                                                  2,181,825
Retail - Apparel and Shoe - 1.5%
            20,385    Nordstrom, Inc.                                                                                        718,775
Retail - Drug Store - 4.4%
            50,885    CVS/Caremark Corp.**                                                                                 2,054,227
Schools - 1.8%
           998,000    Raffles Education Corp., Ltd.                                                                          857,193
Semiconductor Components/Integrated Circuits - 7.5%
           391,800    Atmel Corp.*                                                                                         1,457,496
            72,090    Cypress Semiconductor Corp.*,**                                                                      2,027,171
                                                                                                                           3,484,667
Telecommunication Equipment - Fiber Optics - 1.9%
            32,595    Corning, Inc.**                                                                                        870,612
Telecommunication Services - 2.0%
            34,250    NeuStar, Inc. - Class A*,**                                                                            942,218
Telephone - Integrated - 0.5%
            10,245    GVT Holdings S.A. *                                                                                    249,698
Transportation - Railroad - 0.9%
            31,486    All America Latina Logistica (GDR)                                                                     411,173
Web Hosting/Design - 0.9%
             4,910    Equinix, Inc.*,#                                                                                       443,962
Web Portals/Internet Service Providers - 1.8%
             1,450    Google, Inc. - Class A*,**                                                                             832,721
Wireless Equipment - 3.5%
            42,470    Crown Castle International Corp.*,**                                                                 1,649,960
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $38,499,423)                                                                                     41,576,813
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 2.7%
Diversified Minerals - 2.7%
            38,729    Companhia Vale do Rio Doce - Preference Shares (cost $952,423)                                       1,249,014
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.5%
                33    Apple, Inc.
                      expires January 2009
                      exercise price $170.00 **                                                                               95,040
               120    CVS/Caremark Corp. (LEAPS)
                      expires January 2010
                      exercise price $40.00                                                                                   78,430
                60    Intel Corp.
                      expires January 2009
                      exercise price $20.00**                                                                                 22,200
               101    Intel Corp.
                      expires January 2009
                      exercise price $17.50**                                                                                 55,045
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $166,941)                                                                     250,715
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0%
               120    CVS/Caremark Corp. (LEAPS)
                      expires January 2010
                      exercise price $25.00
                      (premiums paid $21,780)                                                                                  8,220
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 10.8%
           979,529    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                 979,529
         4,033,920    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                  4,033,920
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $5,013,449)                                                                                      5,013,449
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.3%
           179,243    Repurchase Agreements+                                                                                 179,243
           435,085    Time Deposits+                                                                                         435,085
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $614,328)                                                                                       614,328

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $45,268,344) - 104.6%                                                        $              48,712,539
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (4.6)%
Computers - (0.9)%
             3,560    IBM Corp.                                                                                            (429,692)
Dental Supplies and Equipment - (1.0)%
            11,250    Dentsply International, Inc.                                                                         (437,287)
Hospital Beds and Equipment - (0.9)%
            17,150    Hillenbrand Industries, Inc.                                                                         (430,979)
Sector Fund - Energy - (1.0)%
             3,165    iShares S&P Global Energy Sector Index Fund                                                          (461,837)
Transportation - Truck - (0.8)%
            22,600    Knight Transportation, Inc.                                                                          (383,974)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $2,065,827)                                                                        (2,143,769)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $43,202,517) - 100%                                                          $              46,568,770
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                           April 30, 2008 (unaudited)

                                                                                                                     % of Investment
Country                                                                               Value                     Securities Sold Long
------------------------------------------------------------------------------------------------------------------------------------
Bermuda                                                                  $          596,716                                     1.2%
Brazil                                                                            4,530,048                                     9.3%
Canada                                                                            3,057,915                                     6.3%
Cayman Islands                                                                    1,545,125                                     3.2%
China                                                                               198,521                                     0.4%
Germany                                                                           3,832,753                                     7.9%
Gibraltar                                                                           141,499                                     0.3%
Hong Kong                                                                         1,466,649                                     3.0%
Ireland                                                                           1,004,533                                     2.1%
Japan                                                                               586,635                                     1.2%
Malaysia                                                                            507,363                                     1.0%
Mexico                                                                            1,132,407                                     2.3%
Singapore                                                                         2,349,472                                     4.8%
Switzerland                                                                         716,071                                     1.5%
United States++                                                                  27,046,832                                    55.5%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $       48,712,539                                   100.0%

++ Includes Short-Term Securities and Other Securities (43.4% excluding Short-Term Securities and Other Securities)


              Summary of Investments by Country - (Short Positions)
                           April 30, 2008 (unaudited)

                                                                                                                     % of Securities
Country                                                                               Value                             Sold Short
------------------------------------------------------------------------------------------------------------------------------------
United States                                                            $       (2,143,769)                                  100.0%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $       (2,143,769)                                  100.0%

Forward Currency Contracts, Open
as of April 30, 2008 (unaudited)

Currency Sold and                Currency            Currency         Unrealized
Settlement Date                Units Sold     Value in U.S. $        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/12/08             65,000        $    127,445       $    (1,287)
Euro 11/12/08                   2,200,000           3,402,711             2,580

Japanese Yen 10/23/08          31,000,000             301,010            (2,301)
--------------------------------------------------------------------------------
Total                                            $  3,831,166       $    (1,008)


                                                                           Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
      Apple, Inc.
      expires January 2009
      33 contracts
      exercise price $220.00                                        $   (37,785)

      Google, Inc. - Class A
      expires January 2009
      10 contracts
      exercise price $700.00                                            (29,850)

      Intel Corp.
      expires January 2009
      161 contracts
      exercise price $25.00                                             (20,930)

      Russell 1000(R) Growth Index
      expires July 2008
      27 contracts
      exercise price $610.65                                            (17,712)

      S&P 500(R) Index
      expires May 2008
      15 contracts
      exercise price $1,440.00                                          ($6,675)

      S&P 500(R) Index
      expires May 2008
      16 contracts
      exercise price $1,450.00                                          ($4,800)

      S&P 500(R) Index
      expires July 2008
      1,305 contracts
      exercise price $1,417.52                                          (45,003)

--------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $108,228)                                  $  (162,755)
--------------------------------------------------------------------------------

                                                                         Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
      CVS Caremark Corp.(LEAPS)
      expires January 2010
      120 contracts
      exercise price $30.00                                         $   (18,121)

      Google, Inc.
      expires January 2009
      10 contracts
      exercise price $400.00                                            (10,600)

      Intel Corp.
      expires January 2009
      161 contracts
      exercise price $15.00                                              (6,440)

--------------------------------------------------------------------------------
Total Written Options - Puts
      (Premiums received $75,800)                                   $   (35,161)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR                 American Depositary Receipt

GDR                 Global Depositary Receipt

LEAPS               Long-Term Equity Anticipation Securities

PLC                 Public Limited Company

Preference Shares   Securities that have a higher claim than other issues of
                    stock on dividends and assets in liquidation.

REIT                Real Estate Investment Trust

U.S. Shares         Securities of foreign companies trading on an American Stock
                    Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2008 is noted below.

Fund                                                                                                                 Aggregate Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                                                                                   $              13,834,483
------------------------------------------------------------------------------------------------------------------------------------

Janus Adviser Small Company Value

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.1%
Advanced Materials/Products - 1.2%
            14,880    Ceradyne, Inc.*                                                                      $                 579,725
Building - Mobile Home and Manufactured Homes - 1.3%
            20,450    Thor Industries, Inc.                                                                                  620,044
Building and Construction - Miscellaneous - 0.8%
            26,562    Dycom Industries, Inc.*                                                                                381,962
Chemicals - Diversified - 1.8%
            13,140    FMC Corp.                                                                                              824,929
Collectibles - 1.1%
            28,955    RC2 Corp.*                                                                                             535,668
Commercial Banks - 7.8%
            10,717    BancFirst Corp.                                                                                        468,654
            46,215    Cascade Bancorp                                                                                        421,481
            52,310    CoBiz Financial, Inc.                                                                                  581,164
             2,458    First Citizens BancShares, Inc. - Class A                                                              346,013
            15,721    Simmons First National Corp. - Class A                                                                 503,229
            24,709    TriCo Bancshares                                                                                       420,300
            12,206    UMB Financial Corp.                                                                                    605,906
            24,565    United Community Banks, Inc.                                                                           337,277
                                                                                                                           3,684,024
Commercial Services - 1.9%
            26,925    Steiner Leisure, Ltd.*                                                                                 890,948
Commercial Services - Finance - 1.7%
            36,795    Deluxe Corp.                                                                                           782,262
Computer Services - 0.8%
             7,050    CACI International, Inc.*                                                                              353,346
Consulting Services - 0.8%
             6,152    FTI Consulting, Inc.*                                                                                  393,728
Consumer Products - Miscellaneous - 2.1%
            46,165    Jarden Corp.*                                                                                          984,238
Containers - Metal and Glass - 1.6%
            13,715    Owens-Illinois, Inc.*                                                                                  756,382
Diversified Operations - 3.1%
            18,065    Barnes Group, Inc.                                                                                     471,135
            21,568    Crane Co.                                                                                              882,994
           553,794    Polytec Asset Holdings, Ltd.                                                                           122,645
                                                                                                                           1,476,774
Electric - Integrated - 2.3%
            16,796    ALLETE, Inc.                                                                                           701,569
            10,730    Otter Tail Corp.                                                                                       397,868
                                                                                                                           1,099,437
Electronic Components - Semiconductors - 2.6%
            50,240    Microsemi Corp.*                                                                                     1,230,880
Enterprise Software/Services - 0.8%
            29,955    Omnicell, Inc.*                                                                                        360,059
Finance - Consumer Loans - 1.8%
            66,396    Nelnet, Inc. - Class A                                                                                 849,205
Finance - Investment Bankers/Brokers - 0.6%
            10,030    Raymond James Financial, Inc.                                                                          288,563
Firearms and Ammunition - 2.8%
           112,965    Smith & Wesson Holding Corp.*                                                                          847,238
            63,750    Sturm Ruger and Company, Inc.*                                                                         479,400
                                                                                                                           1,326,638
Food - Retail - 1.9%
            13,406    Ruddick Corp.                                                                                          518,812
            12,779    Weis Markets, Inc.                                                                                     392,443
                                                                                                                             911,255
Footwear and Related Apparel - 3.2%
            31,265    Skechers U.S.A., Inc. - Class A*                                                                       739,417
            26,185    Wolverine World Wide, Inc.                                                                             752,557
                                                                                                                           1,491,974
Gas - Distribution - 1.0%
             7,782    Atmos Energy Corp.                                                                                     215,406
            10,258    Piedmont Natural Gas Company, Inc.                                                                     269,683
                                                                                                                             485,089
Hazardous Waste Disposal - 1.5%
            35,605    Newalta Income Fund                                                                                    712,949
Human Resources - 1.4%
            33,325    Resources Connection, Inc.*                                                                            673,498
Internet Applications Software - 0.6%
            24,404    Interwoven, Inc.*                                                                                      274,789
Internet Incubators - 1.3%
           392,939    Safeguard Scientifics, Inc.*                                                                           628,702
Investment Companies - 1.0%
            45,380    Hercules Technology Growth Capital, Inc.                                                               460,607
Investment Management and Advisory Services - 0.6%
            10,355    National Financial Partners Corp.                                                                      278,757
Lasers - Systems and Components - 1.6%
            32,136    Excel Technology, Inc.*                                                                                758,088
Machinery - Electrical - 1.0%
            12,255    Regal-Beloit Corp.                                                                                     454,538
Machinery - General Industrial - 1.7%
            33,649    Applied Industrial Technologies, Inc.                                                                  812,960
Manufacturing -Miscellaneous - 0.5%
             5,870    FreightCar America, Inc.                                                                               225,408
Medical - Outpatient and Home Medical Care - 0.6%
            19,570    LHC Group LLC*                                                                                         305,292
Medical Instruments - 1.2%
            22,926    CONMED Corp.*                                                                                          585,072
Multi-line Insurance - 1.2%
            20,291    American Financial Group, Inc.                                                                         556,379
Networking Products - 0.7%
            26,850    Foundry Networks, Inc.*                                                                                341,801
Non-Ferrous Metals - 1.2%
            13,689    RTI International Metals, Inc.*                                                                        563,850
Oil - Field Services - 1.1%
            30,480    TETRA Technologies, Inc.*                                                                              495,605
Oil and Gas Drilling - 1.3%
             5,963    Atwood Oceanics, Inc.*                                                                                 600,414
Oil Companies - Exploration and Production - 5.1%
            19,020    Forest Oil Corp.*                                                                                    1,120,848
            24,108    Mariner Energy, Inc.*                                                                                  664,416
            14,555    St. Mary Land & Exploration Co.                                                                        636,345
                                                                                                                           2,421,609
Paper and Related Products - 0.9%
            36,560    Temple-Inland, Inc.                                                                                    426,655
Printing - Commercial - 3.2%
            56,016    Cenveo, Inc.*                                                                                          575,284
            16,082    Consolidated Graphics, Inc.*                                                                           935,490
                                                                                                                           1,510,774
Real Estate Management/Services - 0.8%
             4,740    Jones Lang LaSalle, Inc.                                                                               367,871
Recreational Vehicles - 0.6%
             5,906    Polaris Industries, Inc.                                                                               274,924
REIT - Diversified - 2.0%
            65,632    CapLease, Inc.                                                                                         545,402
             9,945    Digital Realty Trust, Inc.                                                                             385,369
                                                                                                                             930,771
REIT - Health Care - 1.2%
            15,505    Nationwide Health Properties, Inc.                                                                     558,490
REIT - Manufactured Homes - 2.1%
             5,539    Alexandria Real Estate Equities, Inc.                                                                  581,761
             7,600    Kilroy Realty Corp.                                                                                    397,632
                                                                                                                             979,393
REIT - Regional Malls - 2.1%
            17,109    Taubman Centers, Inc.                                                                                  969,567
REIT - Shopping Centers - 1.1%
            19,670    Acadia Realty Trust                                                                                    504,339
REIT - Warehouse and Industrial - 0.9%
            24,570    First Potomac Realty Trust                                                                             417,444
Resorts and Theme Parks - 1.5%
            14,390    Vail Resorts, Inc.*                                                                                    702,664
Retail - Apparel and Shoe - 1.9%
            20,240    Gymboree Corp.*                                                                                        874,773
Semiconductor Components/Integrated Circuits - 1.5%
           192,865    Atmel Corp.*                                                                                           717,458
Telecommunication Equipment - 2.1%
           122,235    Arris Group, Inc.*                                                                                     990,104
Transportation - Equipment and Leasing - 2.0%
            21,262    GATX Corp.                                                                                             935,528
Transportation - Marine - 1.0%
            45,040    Horizon Lines, Inc. - Class A*                                                                         475,172
Transportation - Truck - 2.5%
            38,772    Old Dominion Freight Line, Inc.*                                                                     1,190,300
Water - 0.9%
            11,730    American States Water Co.                                                                              410,785
Wire and Cable Products - 1.2%
            16,720    Belden, Inc.                                                                                           564,133
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $45,348,291)                                                                                     45,258,593
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.9%
         1,022,884    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                               1,022,884
           833,569    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                    833,569
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,856,453)                                                                                      1,856,453
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $47,204,744) - 100%                                                          $              47,115,046
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           April 30, 2008 (unaudited)

Country                                                                                                      Value   % of Investment
                                                                                                                          Securities
------------------------------------------------------------------------------------------------------------------------------------
Bermuda                                                                                         $          890,948              1.9%
Canada                                                                                                     712,949              1.5%
Cayman Islands                                                                                             122,645              0.3%
United States  ++                                                                                       45,388,504             96.3%
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $       47,115,046            100.0%

++    Includes Short-Term Securities (92.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*     Non-income-producing security.

Janus Adviser Small-Mid Growth Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.7%
Advertising Sales - 0.9%
             1,510    Lamar Advertising Co. - Class A*,#                                                             $       59,705
Aerospace and Defense - 1.9%
             1,730    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   72,107
             1,295    TransDigm Group, Inc.*                                                                                 49,171
                                                                                                                            121,278
Auction House - Art Dealer - 1.1%
             2,800    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          69,860
Audio and Video Products - 1.6%
             3,375    DTS, Inc.*                                                                                             99,563
Casino Services - 1.5%
            12,674    Elixir Gaming Technologies Inc.*                                                                       22,686
            16,610    Elixir Gaming Technologies Inc.*                                                                       29,732
             1,490    Scientific Games Corp. - Class A*                                                                      41,959
                                                                                                                             94,377
Chemicals - Plastics - 0.4%
             2,465    Metabolix, Inc.*                                                                                       27,140
Commercial Banks - 1.6%
             3,125    East West Bancorp, Inc.                                                                                44,500
             1,005    Westamerica Bancorporation#                                                                            58,732
                                                                                                                            103,232
Commercial Services - 5.3%
             1,685    CoStar Group, Inc.*                                                                                    80,796
             4,640    Iron Mountain, Inc.*                                                                                  127,460
             5,855    Standard Parking Corp.*                                                                               125,472
                                                                                                                            333,728
Commercial Services - Finance - 2.2%
             4,965    Euronet Worldwide, Inc.*                                                                               87,781
             2,800    Riskmetrics Group, Inc.*                                                                               49,420
                                                                                                                            137,201
Computer Software - 0.9%
             2,550    Omniture, Inc.*                                                                                        58,191
Consulting Services - 0.4%
             4,385    Information Services Group, Inc.*                                                                      22,714
Decision Support Software - 1.3%
             2,658    MSCI, Inc.*                                                                                            82,451
Diagnostic Equipment - 1.3%
             3,106    Immucor, Inc.*                                                                                         83,800
Diagnostic Kits - 1.5%
             1,750    IDEXX Laboratories, Inc.*                                                                              93,100
Distribution/Wholesale - 2.3%
             2,040    MWI Veterinary Supply, Inc.*                                                                           70,319
             2,785    NuCo2, Inc.*                                                                                           77,033
                                                                                                                            147,352
Diversified Operations - 3.3%
             4,550    Barnes Group, Inc.                                                                                    118,663
            40,000    Melco International Development, Ltd.                                                                  54,873
           145,936    Polytec Asset Holdings, Ltd.                                                                           32,320
                                                                                                                            205,856
Electronic Components - Semiconductors - 2.5%
            23,014    ARM Holdings PLC                                                                                       45,727
             4,485    Microsemi Corp.*,**                                                                                   109,883
                                                                                                                            155,610
Electronic Connectors - 1.8%
             2,500    Amphenol Corp. - Class A                                                                              115,450
Electronic Measuring Instruments - 1.1%
             2,145    Trimble Navigation, Ltd.*,**                                                                           70,335
Energy - Alternate Sources - 1.3%
             3,300    JA Solar Holdings Company, Ltd. (ADR)*                                                                 79,233
Enterprise Software/Services - 0.6%
             2,980    Omnicell, Inc.*                                                                                        35,820
Filtration and Separations Products - 2.0%
             3,065    CLARCOR, Inc.**                                                                                       128,607
Finance - Consumer Loans - 0.9%
             4,360    Nelnet, Inc. - Class A                                                                                 55,764
Finance - Other Services - 1.5%
             1,365    FCStone Group, Inc.*                                                                                   56,538
             4,335    MarketAxess Holdings, Inc.*                                                                            38,105
                                                                                                                             94,643
Footwear and Related Apparel - 1.2%
             2,585    Wolverine World Wide, Inc.                                                                             74,293
Human Resources - 2.6%
             8,250    Resources Connection, Inc.*                                                                           166,733
Internet Applications Software - 1.1%
             2,820    DealerTrack Holdings, Inc.*                                                                            54,256
                38    E-Seikatsu Company, Ltd.*                                                                              16,399
                                                                                                                             70,655
Machinery - General Industrial - 0.6%
            67,175    Shanghai Electric Group Company, Ltd.                                                                  37,885
Medical - Drugs - 1.2%
             6,835    Achillion Pharmaceuticals, Inc.*                                                                       30,416
             3,800    Array BioPharma, Inc.*                                                                                 23,636
             4,530    BioForm Medical, Inc.*,#                                                                               23,012
                                                                                                                             77,064
Medical - HMO - 1.1%
             2,600    OdontoPrev S.A.                                                                                        67,124
Medical Instruments - 2.4%
             3,160    CONMED Corp.*                                                                                          80,643
             6,445    Spectranetics, Corp.*                                                                                  69,348
                                                                                                                            149,991
Medical Products - 0.9%
             5,960    Tomotherapy, Inc.*,#                                                                                   58,170
Oil - Field Services - 1.1%
             2,700    Acergy S.A. (ADR)                                                                                      66,501
Oil and Gas Drilling - 1.0%
             1,180    Helmerich & Payne, Inc.                                                                                63,425
Oil Companies - Exploration and Production - 2.1%
             2,745    Petrohawk Energy Corp.*                                                                                64,892
             1,428    Sandridge Energy, Inc.*                                                                                64,517
                                                                                                                            129,409
Physician Practice Management - 2.3%
             1,900    Healthways, Inc.*                                                                                      69,407
             1,120    Pediatrix Medical Group, Inc.*                                                                         76,182
                                                                                                                            145,589
Printing - Commercial - 1.4%
             2,520    VistaPrint, Ltd.*,#                                                                                    85,756
Publishing - Newspapers - 0.5%
             2,000    Dolan Media*                                                                                           34,680
Real Estate Operating/Development - 1.8%
             3,330    Rodobens Negocios Imobiliarios S.A.                                                                    45,089
             1,665    St. Joe Co.#                                                                                           67,716
                                                                                                                            112,805
REIT - Diversified - 1.1%
             4,933    CapitalSource, Inc.                                                                                    69,309
Retail - Apparel and Shoe - 1.9%
               800    Abercrombie & Fitch Co. - Class A                                                                      59,448
             1,775    Nordstrom, Inc.                                                                                        62,587
                                                                                                                            122,035
Retail - Petroleum Products - 0.9%
             2,220    World Fuel Services Corp.                                                                              54,523
Retail - Restaurants - 0.6%
               405    Chipotle Mexican Grill, Inc. - Class A*                                                                39,743
Retail - Sporting Goods - 0.7%
             2,215    Zumiez, Inc.*,#                                                                                        46,404
Semiconductor Components/Integrated Circuits - 2.3%
            24,615    Atmel Corp.*                                                                                           91,568
             1,825    Cypress Semiconductor Corp.*                                                                           51,319
                                                                                                                            142,887
Telecommunication Equipment - 2.0%
             2,590    CommScope, Inc.*,**                                                                                   123,155
Telecommunication Services - 4.3%
             1,535    Amdocs, Ltd. (U.S. Shares)*                                                                            48,168
             2,655    NeuStar, Inc. - Class A*                                                                               73,039
             6,325    SAVVIS, Inc.*,**                                                                                       92,661
             3,050    Time Warner Telecom, Inc. - Class A*                                                                   59,780
                                                                                                                            273,648
Theaters - 1.1%
             3,525    National Cinemedia, Inc.                                                                               67,539
Therapeutics - 0.7%
             4,645    MannKind Corp.*,#                                                                                      12,077
             2,620    Theravance, Inc.*,#                                                                                    32,724
                                                                                                                             44,801
Transactional Software - 1.4%
             3,370    Solera Holdings, Inc.*                                                                                 86,980
Transportation - Equipment and Leasing - 1.3%
             1,800    GATX Corp.                                                                                             79,200
Transportation - Marine - 1.2%
             7,045    Horizon Lines, Inc. - Class A**                                                                        74,325
Transportation - Services - 1.8%
             1,000    C.H. Robinson Worldwide, Inc.                                                                          62,680
            19,000    Integrated Distribution Services Group, Ltd.                                                           47,544
                                                                                                                            110,224
Transportation - Truck - 2.1%
             2,195    Forward Air Corp.                                                                                      74,828
             1,810    Old Dominion Freight Line, Inc.*                                                                       55,567
                                                                                                                            130,395
Web Hosting/Design - 3.0%
             1,460    Equinix, Inc.*,**,#                                                                                   132,014
             9,270    Terremark Worldwide, Inc.*,#                                                                           55,805
                                                                                                                            187,817
Wireless Equipment - 2.8%
             5,490    SBA Communications Corp. - Class A*                                                                   177,546
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,919,591)                                                                                      5,645,623
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.8%
            91,697    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                 91,697
           211,029    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                   211,029
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $302,726)                                                                                         302,726
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.8%
           105,838    Repurchase Agreements+                                                                                105,838
           323,441    Time Deposits:
                      Abbey National Treasury Services, N.A., 2.375%, 5/1/08+                                                25,530
                      ABN-Amro Bank N.V., N.A., 2.26%, 5/1/08+                                                               11,391
                      BNP Paribas, New York, N.A., 2.50%, 5/1/08+                                                            13,286
                      Calyon, N.A., 2.50%, 5/1/08+                                                                           26,571
                      Chase Bank U.S.A., N.A., 2.25%, 5/1/08+                                                                 9,248
                      Danske Bank A/S Cayman, N.A., 2.53%, 5/1/08+                                                           29,228
                      Deutsche Bank A.G. Brussels, N.A., 2.30%, 5/1/08+                                                      18,600
                      Dexia Bank S.A. Brussels, N.A., 2.50%, 5/1/08+                                                         26,571
                      ING Bank N.V. Amsterdam, N.A., 2.4375%, 5/1/08+                                                        26,571
                      Lloyd's TSB Bank PLC London, N.A., 2.45%, 5/1/08+                                                      26,571
                      Natixis, N.A., 2.38%, 5/1/08+                                                                           3,931
                      Natixis, N.A., 2.43%, 5/1/08+                                                                          26,571
                      Nordea Bank PLC Finland, N.A., 2.50%, 5/1/08+                                                          26,571
                      Svenska Handelsbanken, N.A., 2.40%, 5/1/08+                                                            26,230
                      Wells Fargo Bank, N.A., 2.375%, 5/1/08+                                                                26,571
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $429,279)                                                                                      429,279

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,651,596) - 101.3%                                                                   $    6,377,628
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.3%)
Hazardous Waste Disposal - (0.4)%
             (520)    Stericycle, Inc.*                                                                                     (27,758)
Retail - Apparel and Shoe - (0.4)%
             (600)    J. Crew Group, Inc.*                                                                                  (28,500)
Web Hosting/Design - (0.5)%
           (3,215)    Website Pros, Inc.*                                                                                   (28,935)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $82,917)                                                                              (85,193)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,568,679) - 100%                                                                     $    6,292,435
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2008 (unaudited)

Country                                               Value     % of Investment
                                                           Securities Sold Long
-------------------------------------------------------------------------------
Bermuda                                        $    133,300                2.1%
Brazil                                              184,320                2.9%
Canada                                               69,860                1.1%
Cayman Islands                                      111,553                1.7%
China                                                37,885                0.6%
Guernsey                                             48,168                0.8%
Hong Kong                                            54,873                0.9%
Japan                                                16,399                0.3%
Luxembourg                                           66,501                1.0%
United Kingdom                                       45,727                0.7%
United States  ++                                 5,609,042               87.9%
-------------------------------------------------------------------------------
Total                                          $  6,377,628              100.0%
                                               ============              =====

++ Includes Short-Term Securities and Other Securities (76.3% excluding Short-Term Securities and Other Securities)

             Summary of Investments by Country - (Short Positions)
                           April 30, 2008 (unaudited)

Country                                                 Value    % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                 $      (85,193)             100.0%
--------------------------------------------------------------------------------
Total                                         $      (85,193)             100.0%

                                                                       Value
-------------------------------------------------------------------------------
Schedule of Written Options - Calls
      Horizon Lines, Inc.
      expires May 2008
      18 contracts
      exercise price $20.00                                         $       (18)

      SAVVIS, Inc.
      expires June 2008
      21 contracts
      exercise price $20.00                                                (525)

      Trimble Navigation Ltd.
      expires November 2008
      9 contracts
      exercise price $30.00                                              (4,950)

-------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $8,921)                                    $    (5,493)
-------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

PLC            Public Limited Company

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates as of April 30, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                                  $   211,582
--------------------------------------------------------------------------------

Janus Adviser Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.4%
Agricultural Chemicals - 2.8%
             9,255    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                          $    1,702,457
             9,137    Syngenta A.G.                                                                                        2,706,692
                                                                                                                           4,409,149
Apparel Manufacturers - 2.4%
           306,800    Esprit Holdings, Ltd.                                                                                3,780,944
Applications Software - 1.1%
           570,005    Misys PLC                                                                                            1,765,897
Audio and Video Products - 1.1%
            37,300    Sony Corp.                                                                                           1,710,070
Automotive - Cars and Light Trucks - 0%
                 2    Nissan Motor Company, Ltd.                                                                                  18
Broadcast Services and Programming - 1.2%
            52,575    Liberty Global, Inc. - Class A*                                                                      1,860,629
Building - Residential and Commercial - 7.2%
           110,660    Centex Corp.                                                                                         2,303,941
           113,370    Lennar Corp. - Class A#                                                                              2,088,275
           187,375    Pulte Homes, Inc.                                                                                    2,443,370
           136,565    Ryland Group, Inc.#                                                                                  4,367,348
                                                                                                                          11,202,934
Building and Construction Products - Miscellaneous - 1.1%
            47,660    USG Corp.*,#                                                                                         1,682,875
Building Products - Cement and Aggregate - 0.5%
            28,195    Cemex S.A. de C.V. (ADR)*                                                                              779,592
Casino Hotels - 1.2%
           175,596    Crown, Ltd.                                                                                          1,811,815
           160,000    Galaxy Entertainment Group, Ltd.*                                                                      121,673
                                                                                                                           1,933,488
Cellular Telecommunications - 1.1%
           530,930    Vodafone Group PLC                                                                                   1,679,130
Chemicals - Diversified - 1.5%
            37,700    Shin-Etsu Chemical Company, Ltd.                                                                     2,352,374
Computers - 4.5%
           374,915    Dell, Inc.*                                                                                          6,984,666
Distribution/Wholesale - 1.1%
           423,800    Li & Fung, Ltd.                                                                                      1,743,264
Diversified Operations - 1.0%
            32,245    Tyco International, Ltd.                                                                             1,508,744
E-Commerce/Products - 1.1%
            21,195    Amazon.com, Inc.*                                                                                    1,666,563
E-Commerce/Services - 6.3%
           221,075    eBay, Inc.*                                                                                          6,917,437
            59,140    Expedia, Inc.*,#                                                                                     1,493,876
            67,335    IAC/InterActiveCorp*                                                                                 1,401,241
                                                                                                                           9,812,554
Electronic Components - Miscellaneous - 3.4%
           100,677    Koninklijke (Royal) Philips Electronics N.V.                                                         3,779,903
            42,540    Tyco Electronics, Ltd.                                                                               1,591,421
                                                                                                                           5,371,324
Electronic Components - Semiconductors - 2.4%
           437,870    ARM Holdings PLC                                                                                       870,022
             2,070    Samsung Electronics Company, Ltd.                                                                    1,474,071
            48,595    Texas Instruments, Inc.                                                                              1,417,030
                                                                                                                           3,761,123
Energy - Alternate Sources - 0.3%
             9,210    Suntech Power Holdings Company, Ltd. (ADR)*                                                            411,963
Finance - Consumer Loans - 0.8%
            71,015    SLM Corp.*,#                                                                                         1,315,908
Finance - Investment Bankers/Brokers - 4.5%
           103,968    JP Morgan Chase & Co.                                                                                4,954,076
            60,754    UBS A.G.*                                                                                            2,043,085
                                                                                                                           6,997,161
Finance - Mortgage Loan Banker - 1.9%
            27,850    Fannie Mae                                                                                             788,155
            30,000    Freddie Mac                                                                                            747,300
            21,563    Housing Development Finance Corporation, Ltd.                                                        1,495,412
                                                                                                                           3,030,867
Finance - Other Services - 0.4%
             1,455    CME Group, Inc.                                                                                        665,590
Insurance Brokers - 3.0%
           134,370    Willis Group Holdings, Ltd.                                                                          4,669,358
Investment Companies - 0.1%
            12,001    RHJ International*                                                                                     156,349
Medical - Biomedical and Genetic - 0.9%
            32,865    Amgen, Inc.*                                                                                         1,376,058
Medical - Drugs - 1.4%
            23,125    Merck & Company, Inc.                                                                                  879,675
             8,081    Roche Holding A.G.                                                                                   1,345,968
                                                                                                                           2,225,643
Medical - HMO - 1.7%
            16,940    Aetna, Inc.                                                                                            738,584
            13,465    Coventry Health Care, Inc.*                                                                            602,289
            40,930    UnitedHealth Group, Inc.                                                                             1,335,546
                                                                                                                           2,676,419
Medical Products - 1.0%
            33,295    Covidien, Ltd.                                                                                       1,554,544
Multi-line Insurance - 0.5%
            16,575    American International Group, Inc.                                                                     765,765
Networking Products - 1.6%
            96,975    Cisco Systems, Inc.*                                                                                 2,486,439
Pharmacy Services - 0.9%
            29,025    Medco Health Solutions, Inc.*                                                                        1,437,899
Property and Casualty Insurance - 4.8%
            78,925    First American Corp.                                                                                 2,588,740
           117,700    Millea Holdings, Inc.                                                                                4,967,421
                                                                                                                           7,556,161
Real Estate Management/Services - 2.1%
            21,300    Daito Trust Construction Company, Ltd.                                                                 988,523
            81,000    Mitsubishi Estate Company, Ltd.                                                                      2,336,402
                                                                                                                           3,324,925
Real Estate Operating/Development - 1.2%
           377,000    CapitaLand, Ltd.                                                                                     1,900,639
Reinsurance - 2.6%
               902    Berkshire Hathaway, Inc. - Class B*                                                                  4,020,214
Retail - Apparel and Shoe - 1.3%
            36,754    Industria de Diseno Textil S.A.                                                                      2,008,521
Retail - Consumer Electronics - 1.6%
            27,970    Yamada Denki Company, Ltd.                                                                           2,413,527
Retail - Drug Store - 0.9%
            36,580    CVS/Caremark Corp.                                                                                   1,476,735
Retail - Major Department Stores - 1.0%
            15,450    Sears Holdings Corp.*,#                                                                              1,523,525
Schools - 0.5%
            15,020    Apollo Group, Inc. - Class A*                                                                          764,518
Semiconductor Components/Integrated Circuits - 1.4%
           162,515    Marvell Technology Group, Ltd.*                                                                      2,104,569
Semiconductor Equipment - 0.6%
            30,320    ASML Holding N.V.                                                                                      858,874
Telecommunication Equipment - Fiber Optics - 0.7%
            39,030    Corning, Inc.                                                                                        1,042,491
Telephone - Integrated - 0.7%
           144,510    Sprint Nextel Corp.                                                                                  1,154,635
Television - 5.3%
           772,795    British Sky Broadcasting Group PLC                                                                   8,335,100
Transportation - Services - 1.1%
            23,035    United Parcel Service, Inc. - Class B                                                                1,667,964
Water Treatment Services - 0.5%
            33,210    Nalco Holding Co.                                                                                      763,498
Web Portals/Internet Service Providers - 5.2%
           294,525    Yahoo!, Inc.*                                                                                        8,072,930
Wireless Equipment - 2.9%
            89,360    Nokia Oyj                                                                                            2,689,629
           712,310    Telefonaktiebolaget L.M. Ericsson - Class B                                                          1,815,410
                                                                                                                           4,505,039
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $140,074,076)                                                                                   147,269,166
------------------------------------------------------------------------------------------------------------------------------------

Rights - 0.1%
Finance - Investment Bankers/Brokers - 0.1%
            60,754    UBS A.G., expires 5/7/08* (cost $0)                                                                    102,635
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.1%
           109,896    Janus Institutional Cash Management Fund - Institutional Shares, 2.82%                                 109,896
             9,000    Janus Institutional Money Market Fund - Institutional Shares, 2.74%                                      9,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $118,896)                                                                                          118,896
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.4%
         2,179,051    Allianz Dresdner Daily Asset Fund+                                                                   2,179,051
         1,555,182    Repurchase Agreements+                                                                               1,555,182
         4,752,606    Time Deposits+                                                                                       4,752,606
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $8,486,839)                                                                                   8,486,839

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $148,679,811) - 100%                                                                    $  155,977,536
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           April 30, 2008 (unaudited)

Country                                               Value     % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                    $    1,811,815                1.1%
Belgium                                             156,349                0.1%
Bermuda                                          16,952,843               10.9%
Canada                                            1,702,457                1.1%
Cayman Islands                                      411,963                0.3%
Finland                                           2,689,628                1.7%
Hong Kong                                           121,674                0.1%
India                                             1,495,412                0.9%
Japan                                            14,768,336                9.5%
Mexico                                              779,592                0.5%
Netherlands                                       4,638,776                3.0%
Singapore                                         1,900,639                1.2%
South Korea                                       1,474,071                0.9%
Spain                                             2,008,521                1.3%
Sweden                                            1,815,410                1.2%
Switzerland                                       6,198,380                4.0%
United Kingdom                                   12,650,150                8.1%
United States ++                                 84,401,520               54.1%
-------------------------------------------------------------------------------
Total                                        $  155,977,536              100.0%
                                             ==============              =====

++ Includes Short-Term Securities and Other Securities (48.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

PLC            Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of April 30, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Institutional Cash Management Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 19.2%
     $  15,000,000    Banco Bilboa Vizcaya, 2.72%, 10/8/08                                                            $   15,000,000
        25,000,000    Bank of Montreal, Chicago, 2.72%, 10/2/08                                                           25,000,000
        25,000,000    Bank of Montreal, Chicago, 2.72%, 10/3/08                                                           25,000,000
        20,000,000    Calyon, New York, 2.73%, 10/14/08                                                                   20,000,000
        25,000,000    Canadian Imperial Bank of Commerce, 2.98%, 7/21/08                                                  25,000,000
        25,000,000    Dexia Bank, New York, 2.945%, 7/21/08                                                               25,000,279
        25,000,000    Fortis Bank, N.V., 2.70%, 10/14/08                                                                  25,000,000
        35,000,000    Fortis Bank, N.V., 2.80%, 10/17/08                                                                  35,000,000
        30,000,000    Lloyd's TSB Group PLC, 2.85%, 10/24/08                                                              30,000,000
        15,000,000    Mitsubishi Trust and Bank, 3.10%, 5/6/08                                                            15,000,000
        25,000,000    Mitsubishi Trust and Bank, 3.05%, 6/11/08                                                           25,000,000
        50,000,000    Mizuho Corporate Bank, New York, 2.86%, 5/8/08                                                      50,000,000
        50,000,000    Mizuho Corporate Bank, New York, 2.78%, 7/11/08                                                     50,000,000
        25,000,000    Natexis Banques Populaires, New York, 3.15%, 10/23/08                                               25,000,000
        25,000,000    Rabobank Nederland, 2.87%, 7/22/08                                                                  25,000,000
        15,000,000    Shinkin Central Bank, New York, 3.10%, 5/6/08                                                       15,000,000
        25,000,000    Shinkin Central Bank, New York, 2.98%, 7/2/08                                                       25,000,000
        15,000,000    Shinkin Central Bank, New York, 2.98%, 7/21/08                                                      15,000,000
        30,000,000    Sumitomo Mitsui Banking Corp., 2.91%, 5/8/08                                                        30,000,000
        40,000,000    Sumitomo Mitsui Banking Corp., 2.90%, 5/19/08                                                       40,000,000
        30,000,000    Sumitomo Mitsui Banking Corp., 2.88%, 5/23/08                                                       30,000,000
        20,000,000    Svenska Handelsbanken AB, 5.00%, 10/9/08                                                            20,000,000
        20,000,000    Toronto Dominion Bank, New York, 2.80%, 10/17/08                                                    20,000,000
        30,000,000    U.S. Bank, N.A., 2.86%, 4/20/09                                                                     30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $640,000,279)                                                                        640,000,279
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 26.2%
        69,000,000    Atlantic Asset Securitization LLC, 2.72%, 5/12/08 (Section 4(2))                                    68,942,594
        35,000,000    Atlantic Asset Securitization LLC, 2.92%, 5/20/08 (Section 4(2))                                    34,946,431
        80,000,000    Bryant Park Funding LLC, 2.70%, 5/7/08 (Section 4(2))                                               79,963,749
        30,000,000    Bryant Park Funding LLC, 2.72%, 7/11/08 (Section 4(2))                                              29,839,067
        35,000,000    ICICI Bank, Ltd., 2.80%, 9/30/08                                                                    34,586,222
        50,000,000    Manhattan Asset Funding Company LLC, 2.85%, 5/5/08 (Section 4(2))                                   49,984,167
         3,100,000    Medical Building Funding IV Series 2002 LLC, 2.86%, 5/2/08                                           3,099,754
        12,000,000    Morrigan TRR Funding LLC, 3.25%, 5/2/08 (144A)                                                      11,998,917
        73,000,000    Morrigan TRR Funding LLC, 3.20%, 5/16/08 (144A)                                                     72,902,666
        24,000,000    Morrigan TRR Funding LLC, 3.30%, 5/21/08 (144A)                                                     23,956,000
        30,000,000    Natixis, 2.86%, 7/14/08                                                                             29,823,633
        40,000,000    Nieuw Amsterdam Receivables Corp., 2.80%, 5/5/08 (Section 4(2))                                     39,987,556
        30,000,000    Nieuw Amsterdam Receivables Corp., 2.85%, 5/12/08 (Section 4(2))                                    29,973,875
        25,000,000    Scaldis Capital LLC, 3.15%, 5/6/08 (Section 4(2))                                                   24,989,062
        40,000,000    Scaldis Capital LLC, 3.00%, 5/7/08 (Section 4(2))                                                   39,980,000
        16,000,000    Scaldis Capital LLC, 2.95%, 5/15/08 (Section 4(2))                                                  15,982,578
        40,000,000    Swedbank, New York, 2.90%, 7/16/08                                                                  39,755,111
        18,915,000    Thames Asset Global Securitization No. 1, Inc., 3.00%, 5/19/08 (Section 4(2))                       18,886,628
        31,000,000    Thames Asset Global Securitization No. 1, Inc., 3.00%, 5/20/08 (Section 4(2))                       30,950,917
        50,000,000    Thames Asset Global Securitization No. 1, Inc., 2.73%, 8/7/08 (Section 4(2))                        49,628,417
        45,529,000    Ticonderoga Funding LLC, 2.67%, 5/9/08 (144A)                                                       45,501,986
        50,000,000    Victory Receivables Corp., 2.85%, 5/5/08 (Section 4(2))                                             49,984,166
        48,000,000    Victory Receivables Corp., 2.80%, 5/8/08 (Section 4(2))                                             47,973,867
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $873,637,363)                                                                               873,637,363
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 35.9%
        15,000,000    Abbey National, 2.6462%, 9/30/08                                                                    14,990,866
        30,000,000    Allied Irish Banks, 2.78%, 8/18/08 (144A)                                                           29,974,713
        20,000,000    Allied Irish Banks, 3.21%, 11/19/08                                                                 20,000,000
        15,000,000    Allied Irish Banks, 3.3118%, 2/4/09                                                                 15,000,000
        25,000,000    Allied Irish Banks, 3.2962%, 2/11/09                                                                25,000,000
        20,000,000    ANZ National International London, 2.7512%, 9/5/08 (144A)                                           20,000,336
        25,000,000    Ares VII CLO, Ltd., Class A-1A, 3.1775%, 5/8/15 (144A)ss.                                           25,000,000
        20,000,000    Banco Santander Totta S.A., 2.7231%, 9/15/08 (144A)                                                 20,000,081
        15,000,000    Bank of America Securities LLC, 2.4875%, 6/13/08                                                    14,997,365
        50,000,000    Barclay's Bank, New York, 3.00%, 10/23/08                                                           50,000,000
        30,000,000    BCP Finance Bank, Ltd., 2.7531%, 10/2/08 (144A)                                                     30,000,000
        22,000,000    BES Finance, Ltd., 2.7531%, 8/29/08 (144A)                                                          21,978,293
        50,000,000    BES Finance, Ltd., 2.7531%, 10/1/08 (144A)                                                          50,000,000
         5,200,000    BNP Paribas, 2.64%, 7/3/08                                                                           5,197,937
        40,000,000    Caja de Ahorros y Pensiones de Barcelona, 2.92%, 7/23/08 (144A)                                     40,000,000
        35,000,000    Calyon, New York, 2.35%, 10/20/08                                                                   34,977,192
        50,000,000    CAM U.S. Finance S.A., 2.7037%, 7/25/08 (144A)                                                      50,000,000
         5,000,000    Canadian Imperial Bank of Commerce, 3.1393%, 5/27/08                                                 4,999,178
         4,000,000    Dexia Bank, New York, 2.8312%, 9/29/08                                                               3,997,081
        15,000,000    Dorada Finance Corp., 2.82%, 8/20/08 (144A)ss.                                                      14,997,270
         6,500,000    Fortis Bank, N.V., 2.8075%, 6/30/08                                                                  6,497,516
        50,000,000    HSH Nordbank A.G., New York, 2.81%, 9/19/08 (144A)                                                  50,000,000
        50,000,000    HSH Nordbank A.G., New York, 2.9575%, 6/23/15 (144A)                                                50,000,000
        70,000,000    Lehman Brothers, Inc. (90 day put), 2.5875%, 4/5/27b                                                70,000,000
        15,600,000    Lloyd's TSB Group PLC, 2.71125%, 6/5/12 (144A)                                                      15,564,990
        30,000,000    Natexis Banques Populaires, New York, 2.7259%, 9/12/08 (144A)                                       30,000,000
        25,000,000    Santander U.S. Debt S.A. Unipersonal, 2.65875%, 9/19/08 (144A)                                      25,026,513
        15,000,000    Sedna Finance, Inc., 2.90%, 8/20/08 (144A)ss.                                                       15,000,000
        15,000,000    Skandinaviska Enskilda Bank, New York, 2.98%, 9/5/08 (144A)                                         15,000,314
        35,000,000    Skandinaviska Enskilda Bank, New York, 2.7243%, 10/8/08 (144A)                                      34,966,228
        15,000,000    Skandinaviska Enskilda Bank, New York, 2.8625%, 10/20/08                                            15,000,000
        25,000,000    Skandinaviska Enskilda Bank, New York, 3.2962%, 2/11/09                                             25,000,000
        35,000,000    Svenska Handelsbanken AB, 2.79%, 9/19/08 (144A)                                                     34,975,144
        50,000,000    Totta (Ireland) PLC, 2.7512%, 9/5/08 (144A)                                                         50,000,000
        28,000,000    Unicredito Italiano Bank (Ireland), 2.94%, 7/25/08                                                  27,981,003
        55,000,000    Unicredito Italiano Bank (Ireland), 2.7056%, 8/8/08 (144A)                                          54,980,333
        61,000,000    Unicredito Italiano Bank (Ireland), 2.7543%, 9/8/08 (144A)                                          61,001,199
        45,000,000    Union Hamilton Special Purpose Funding LLC, 3.10%, 6/16/08 (144A)                                   45,000,000
        30,000,000    Union Hamilton Special Purpose Funding LLC, 2.8987%, 6/23/08 (144A)                                 30,000,000
        50,000,000    Westdeutsche Landesbank A.G., 2.7915%, 3/10/15 (144A)                                               50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $1,197,103,552)                                                                        1,197,103,552
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 7.3%
        90,000,000    Citigroup Global Markets, Inc., 2.5875%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $90,006,469
                      collateralized by $122,045,436
                      in Asset Backed Securities
                      0% - 3.74594%, 5/16/11 - 5/25/47
                      with a value of $91,800,001                                                                         90,000,000
        10,000,000    Fortis Bank S.A., New York Branch, 2.5875%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $10,000,719
                      collateralized by $34,944,671
                      in Asset Backed Securities
                      5.445%, 11/3/51
                      with a value of $10,500,000                                                                         10,000,000
        99,000,000    JP Morgan Securities, Inc., 2.5875%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $99,007,116
                      collateralized by $149,649,000
                      in Asset Backed Securities
                      0.01% - 5.38%, 4/15/14 - 3/1/42
                      with a value of $100,984,187                                                                        99,000,000
        43,400,000    RBC Capital Markets Corp., 2.00%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $43,402,411
                      collateralized by $50,436,952
                      in U.S. Government Agencies
                      3.75% - 10.05%, 9/25/08 - 4/1/38
                      with a value of $44,268,000                                                                         43,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $242,400,000)                                                                          242,400,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 2.4%
        50,000,000    Asscher Finance Corp., 5.46%, 6/18/08 (144A)ss.                                                     50,000,000
        30,000,000    Mazarin Funding LLC, 5.33%, 5/15/08 (144A)                                                          30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $80,000,000)                                                                       80,000,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 3.1%
         1,580,000    A.E. Realty LLC, Series 2003, 2.90%, 10/1/23                                                         1,580,000
         1,400,000    Atlantic MFH, 2.97%, 12/1/37                                                                         1,400,000
         3,427,100    Campus Research Corp., 3.05%, 6/1/13                                                                 3,427,100
         1,100,000    Capel, Inc., 2.93%, 9/1/09                                                                           1,100,000
         4,350,000    Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC),
                         Series A, 2.94%, 7/1/35                                                                           4,350,000
        10,025,000    Colorado Natural Gas, Inc., Series 2005, 2.94%, 7/1/32                                              10,025,000
         7,575,000    Crozer-Keystone Health Systems, 3.05%, 12/15/21                                                      7,575,000
         9,100,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project),
                         Series A, 2.895%, 6/1/27                                                                          9,100,000
         8,000,000    Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project),
                         Series A, 2.945%, 5/1/39                                                                          8,000,000
        12,295,000    Eskaton Properties, Inc., 3.10%, 12/1/37                                                            12,295,000
         4,625,000    H.C. Equities L.P., 3.00%, 12/1/23                                                                   4,625,000
         3,075,000    Lone Tree Building Authority, 2.90%, 12/1/17                                                         3,075,000
         3,900,000    Lowell Family LLC, 3.00%, 4/1/30                                                                     3,900,000
         3,800,000    Montgomery, Alabama Industrial Development Board of Revenue,
                         (Jenkins Brick Co.), Series A, 3.79%, 9/1/14                                                      3,800,000
         2,075,000    New Jersey Economic Development Authority Revenue,
                         (Three Woodbury Project),Series B, 3.169%, 5/1/31                                                 2,075,000
         3,300,000    Ohio Health Care Facility Revenue Bonds, (United Church Homes, Inc. Project),
                         Series 2002, 3.05%, 9/1/27                                                                        3,300,000
         1,515,000    Phoenix, Illinois Realty Special Account Multifamily Revenue,
                         (Brightons Mark), 3.06%, 4/1/20                                                                   1,515,000
         3,205,000    Public Building Authority of Irondale, AL, 2.90%, 10/2/35                                            3,205,000
         5,045,000    Springfield, Tennessee, Health and Educational Facilities Revenue,
                         Series A, 3.049%, 6/1/26                                                                          5,045,000
         4,900,000    Tennessee Aluminum Processors, Inc., 2.90%, 5/1/14                                                   4,900,000
         3,155,000    Tim-Bar Corp., Series 1998, 3.69%, 9/1/10                                                            3,155,000
         5,000,000    Tuscaloosa County, Alabama, Industrial Development Gulf Opportunity Zone,
                         (Revenue Bonds), 2.90%, 3/1/28                                                                    5,000,000
         1,045,000    Washington State Development Finance Authority, 3.00%, 11/1/23                                       1,045,000
         1,975,000    Washington, Missouri Industrial Development Authority Industrial Revenue,
                         (Pauwels Project), 3.08%, 12/1/19                                                                 1,975,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $105,467,100)                                                             105,467,100
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 5.9%
        96,300,000    BNP Paribas, ETD, 2.4375%, 5/1/08                                                                   96,300,000
       100,000,000    Deutsche Bank Securities, Inc., ETD, 2.50%, 5/1/08                                                 100,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (cost $196,300,000)                                                                                  196,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,334,908,294) - 100%                                                                  $3,334,908,294
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ETD            Euro Time Deposit

PLC            Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

b     Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2008)

                                                               Acquisition     Acquisition                        Value as a % of
                                                                  Date             Cost             Value      Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund
Ares VII CLO, Ltd., Class A-1A, 3.1775%, 5/8/15 (144A)           4/23/03      $ 25,000,000      $ 25,000,000                    0.7%
Asscher Finance Corp., 5.46%, 6/18/08 (144A)                     6/13/07        50,000,000        50,000,000                    1.5%
Dorada Finance Corp., 2.82%, 8/20/08 (144A)                      8/13/07        14,991,000        14,997,270                    0.4%
Sedna Finance, Inc., 2.90%, 8/20/08 (144A)                       8/20/07        15,000,000        15,000,000                    0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                                              $104,991,000      $104,997,270                    3.0%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2008. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Institutional Government Money Market Fund

Schedule of Investments (unaudited)


Principal Amount                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 6.2%
       $ 8,200,000    Fannie Mae, 5.02%, 5/30/08                                                                           8,166,840
        15,000,000    Fannie Mae, 4.33%, 9/26/08                                                                          14,732,983
        30,000,000    Fannie Mae, 2.489%, 1/30/09                                                                         29,431,678
         1,462,000    Fannie Mae, 2.23%, 3/27/09                                                                           1,432,114
         1,875,000    Federal Home Loan Bank System, 2.65%, 7/18/08                                                        1,854,850
         2,500,000    Federal Home Loan Bank System, 3.90%, 10/14/08                                                       2,455,042
        11,385,000    Federal Home Loan Bank System, 4.47%, 11/28/08                                                      11,385,000
         2,494,000    Federal Home Loan Bank System, 2.30%, 3/27/09                                                        2,441,418
         9,750,000    Freddie Mac, 4.87%, 6/13/08                                                                          9,692,765
         8,000,000    Freddie Mac, 4.98%, 6/23/08                                                                          7,941,347
         1,017,000    Freddie Mac, 4.35%, 8/18/08                                                                          1,003,605
        25,000,000    Freddie Mac, 3.93%, 12/8/08                                                                         24,396,854
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $114,934,496)                                                         114,934,496
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 16.3%
        10,000,000    Fannie Mae, 2.32%, 1/16/09                                                                          10,000,000
        15,000,000    Fannie Mae, 2.92%, 3/30/09                                                                          15,000,000
         1,620,000    Federal Farm Credit Bank, 2.7462%, 10/28/08                                                          1,619,688
        20,000,000    Federal Farm Credit Bank, 2.6068%, 2/11/09                                                          20,000,000
        17,000,000    Federal Farm Credit Bank, 2.28%, 4/17/09                                                            17,000,000
        25,000,000    Federal Home Loan Bank System, 2.41%, 6/18/08                                                       25,000,000
           810,000    Federal Home Loan Bank System, 2.76%, 10/24/08                                                         809,808
        21,000,000    Federal Home Loan Bank System, 2.36%, 12/03/08                                                      21,000,000
        20,000,000    Federal Home Loan Bank System, 2.35%, 12/17/08                                                      19,992,576
        20,000,000    Federal Home Loan Bank System, 2.75%, 2/20/09                                                       20,000,000
        20,000,000    Federal Home Loan Bank System, 2.9118%, 2/27/09                                                     20,005,923
        20,000,000    Federal Home Loan Bank System, 2.618%, 3/13/09                                                      20,000,000
        15,000,000    Federal Home Loan Bank System, 2.85%, 3/17/09                                                       15,000,000
        10,000,000    Federal Home Loan Bank System, 2.68%, 3/27/09                                                       10,000,000
        25,000,000    Federal Home Loan Bank System, 2.415%, 4/21/09                                                      25,000,000
        22,000,000    Federal Home Loan Bank System, 2.65%, 5/6/09                                                        22,000,000
        23,000,000    Freddie Mac, 2.60%, 3/18/09                                                                         23,000,001
        10,000,000    Freddie Mac, 2.6487%, 4/7/09                                                                        10,000,000
         5,702,622    Freddie Mac, 2.895%, 1/15/42                                                                         5,702,622
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (amortized cost $301,130,618)                                                301,130,618
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Loan Notes - 9.5%
        35,000,000    Army & Air Force Exchange Services, 2.97%, 5/7/08 *                                                 35,000,000
        70,000,000    Army & Air Force Exchange Services, 2.68%, 6/24/08 *                                                70,000,000
        70,000,000    Army & Air Force Exchange Services, 3.26%, 6/27/08 *                                                70,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Guaranteed Loan Notes (amortized cost $175,000,000)                                                175,000,000
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 2.0%
         5,000,000    Cypress Bend Real Estate Development LLC, 2.82%, 4/1/33                              $               5,000,000
        31,000,000    Cypress Bend Real Estate Development LLC, 2.82%, 4/1/33                                             31,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (amortized cost $36,000,000)                                                                    36,000,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 66.0%
       168,000,000    Bank of America Securities LLC, 1.98%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $168,009,240
                      collateralized by $959,741,778
                      in U.S. Government Agencies
                      0% - 40.8002%, 1/25/13 - 6/17/45
                      with a value of $171,360,001                                                                       168,000,000
       179,000,000    Calyon, New York Branch, 2.05%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $179,010,193
                      collateralized by $217,755,121
                      in U.S. Government Agencies
                      3.265% - 3.295%, 1/25/37 - 4/25/37
                      with a value of $182,580,000                                                                       179,000,000
       144,300,000    Credit Suisse Securities (USA) LLC, 2.4575%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $144,309,850
                      collateralized by $1,739,977,119
                      in U.S. Government Agencies
                      0% - 14.18082%, 8/25/17 - 5/25/38
                      with a value of $147,187,584                                                                       144,300,000
       218,000,000    Deutsche Bank Securities, Inc., 2.00%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $218,012,111
                      collateralized by $228,355,697
                      in U.S. Government Agencies
                      5.00% - 6.50%, 11/1/37 - 3/1/38
                      with a value of $222,360,000                                                                       218,000,000
       100,000,000    HSBC Securities (USA), Inc., 1.98%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $100,005,500
                      collateralized by $175,434,553
                      in U.S. Government Agencies
                      0% - 7.00%, 12/15/18 - 5/25/37
                      with a value of $102,001,711                                                                       100,000,000
       168,000,000    ING Financial Markets LLC, 1.98%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $168,009,240
                      collateralized by $194,300,809
                      in U.S. Government Agencies
                      4.25% - 7.015%, 7/29/08 - 10/1/46
                      with a value of $171,361,072                                                                       168,000,000
       237,600,000    RBC Capital Markets Corp., 2.00%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $237,613,200
                      collateralized by $276,124,877
                      in U.S. Government Agencies
                      3.75% - 10.05%, 9/25/08 - 4/1/38
                      with a value of $242,352,001                                                                       237,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (amortized cost $1,214,900,000)                                                            1,214,900,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,841,965,114) - 100%                                                       $           1,841,965,114
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

*     Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Institutional Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 15.6%
     $  25,000,000    Banco Bilboa Vizcaya, 2.72%, 10/8/08                                                            $   25,000,000
        30,000,000    Banco Santander Totta S.A., 2.80%, 10/7/08                                                          30,013,071
        50,000,000    Bank of Montreal, Chicago, 2.72%, 10/2/08                                                           50,000,000
        50,000,000    Bank of Montreal, Chicago, 2.72%, 10/3/08                                                           50,000,000
        20,000,000    Calyon, New York, 2.73%, 10/14/08                                                                   20,004,548
        50,000,000    Canadian Imperial Bank of Commerce, 2.98%, 7/21/08                                                  50,000,000
        50,000,000    Dexia Bank, New York, 2.945%, 7/21/08                                                               50,000,559
        50,000,000    Fortis Bank, N.V., 2.70%, 10/14/08                                                                  50,000,000
        50,000,000    Fortis Bank, N.V., 2.80%, 10/17/08                                                                  50,000,000
        50,000,000    Lloyd's TSB Group PLC, 2.85%, 10/24/08                                                              50,000,000
        35,000,000    Mitsubishi Trust and Bank, 3.10%, 5/6/08                                                            35,000,000
        50,000,000    Mitsubishi Trust and Bank, 3.05%, 6/11/08                                                           50,000,000
        50,000,000    Mitsubishi Trust and Bank, 4.24%, 7/10/08                                                           50,000,000
        50,000,000    Mizuho Corporate Bank, New York, 2.86%, 5/8/08                                                      50,000,000
        50,000,000    Mizuho Corporate Bank, New York, 2.78%, 7/11/08                                                     50,000,000
        50,000,000    Mizuho Corporate Bank, New York, 2.85%, 7/21/08                                                     50,000,000
        50,000,000    Mizuho Corporate Bank, New York, 2.95%, 7/23/08                                                     50,000,000
        50,000,000    Natexis Banques Populaires, New York, 2.90%, 7/7/08                                                 50,000,000
        25,000,000    Natexis Banques Populaires, New York, 3.15%, 10/23/08                                               25,000,000
        50,000,000    Rabobank Nederland, 2.87%, 7/22/08                                                                  50,000,000
        60,000,000    Shinkin Central Bank, New York, 3.09%, 5/6/08                                                       60,000,000
        50,000,000    Shinkin Central Bank, New York, 2.85%, 7/2/08                                                       50,000,000
        35,000,000    Shinkin Central Bank, New York, 2.98%, 7/21/08                                                      35,000,000
        50,000,000    Shinkin Central Bank, New York, 2.96%, 7/24/08                                                      50,000,000
        50,000,000    Sumitomo Mitsui Banking Corp., 2.91%, 5/8/08                                                        50,000,000
        40,000,000    Sumitomo Mitsui Banking Corp., 2.90%, 5/19/08                                                       40,000,000
        50,000,000    Sumitomo Mitsui Banking Corp., 2.88%, 5/23/08                                                       50,000,000
        40,000,000    Svenska Handelsbanken AB, 5.00%, 10/9/08                                                            40,000,000
        50,000,000    Toronto Dominion Bank, New York, 2.80%, 10/17/08                                                    50,000,000
        70,000,000    U.S. Bank, N.A., 2.86%, 4/20/09                                                                     70,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (amortized cost $1,380,018,178)                                                          1,380,018,178
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 34.9%
        45,000,000    Atlantic Asset Securitization LLC, 2.72%, 5/9/08 (Section 4(2))                                     44,972,800
        41,000,000    Atlantic Asset Securitization LLC, 2.72%, 5/12/08 (Section 4(2))                                    40,965,799
        41,000,000    Atlantic Asset Securitization LLC, 2.72%, 5/15/08 (Section 4(2))                                    40,956,631
        10,000,000    Atlantic Asset Securitization LLC, 2.92%, 5/20/08 (Section 4(2))                                     9,984,589
        60,000,000    Atlantic Asset Securitization LLC, 2.85%, 5/22/08 (Section 4(2))                                    59,900,250
        60,000,000    Atlantic Asset Securitization LLC, 2.80%, 5/23/08 (Section 4(2))                                    59,897,333
       100,000,000    Banco Bilbao Vizcaya, 2.45%, 5/1/08 (Section 4(2))                                                 100,000,000
        50,000,000    Banco Bilbao Vizcaya, 2.70%, 5/7/08 (Section 4(2))                                                  49,977,500
        50,000,000    Banco Bilbao Vizcaya, 2.70%, 5/8/08 (Section 4(2))                                                  49,973,750
        50,000,000    Bryant Park Funding LLC, 2.70%, 5/7/08 (Section 4(2))                                               49,977,083
        60,000,000    Bryant Park Funding LLC, 2.77%, 5/15/08 (Section 4(2))                                              59,935,367
        45,000,000    Bryant Park Funding LLC, 2.87%, 5/23/08 (Section 4(2))                                              44,921,075
        50,000,000    Bryant Park Funding LLC, 2.72%, 7/11/08 (Section 4(2))                                              49,731,778
        31,000,000    Bryant Park Funding LLC, 2.82%, 7/29/08 (Section 4(2))                                              30,783,878
        31,000,000    Bryant Park Funding LLC, 2.82%, 7/30/08 (Section 4(2))                                              30,781,450
        40,300,000    Cofco Capital Co., 3.10%, 5/6/08                                                                    40,282,649
        39,800,000    Cofco Capital Co., 3.10%, 5/20/08                                                                   39,734,883
        40,000,000    Gotham Funding Corp., 2.85%, 5/19/08 (Section 4(2))                                                 39,943,000
        60,000,000    ICICI Bank, Ltd., 2.80%, 9/30/08                                                                    59,290,667
        50,000,000    Manhattan Asset Funding Company LLC, 2.90%, 5/8/08 (Section 4(2))                                   49,971,806
        50,000,000    Manhattan Asset Funding Company LLC, 2.77%, 5/9/08 (Section 4(2))                                   49,969,222
       100,000,000    Manhattan Asset Funding Company LLC, 2.85%, 5/27/08 (Section 4(2))                                  99,792,360
        50,000,000    Manhattan Asset Funding Company LLC, 2.85%, 5/29/08 (Section 4(2))                                  49,889,167
        60,000,000    Morrigan TRR Funding LLC, 3.25%, 5/1/08                                                             60,000,000
        61,000,000    Morrigan TRR Funding LLC, 3.25%, 5/2/08                                                             60,994,493
        48,000,000    Morrigan TRR Funding LLC, 3.25%, 5/9/08                                                             47,965,333
        30,000,000    Morrigan TRR Funding LLC, 3.20%, 5/16/08                                                            29,960,000
        12,000,000    Morrigan TRR Funding LLC, 3.30%, 5/21/08                                                            11,978,000
        12,000,000    Morrigan TRR Funding LLC, 3.25%, 5/22/08                                                            11,977,250
        37,000,000    Morrigan TRR Funding LLC, 3.20%, 5/29/08                                                            36,907,911
        60,000,000    Natixis, 2.86%, 7/14/08                                                                             59,647,267
        40,000,000    Natixis, 3.05%, 7/18/08                                                                             39,735,667
        30,070,000    Nieuw Amsterdam Receivables Corp., 2.80%, 5/9/08 (Section 4(2))                                     30,051,290
        60,000,000    Nieuw Amsterdam Receivables Corp., 2.85%, 5/12/08 (Section 4(2))                                    59,947,750
        30,000,000    Nieuw Amsterdam Receivables Corp., 2.85%, 5/22/08 (Section 4(2))                                    29,950,125
        19,000,000    Nieuw Amsterdam Receivables Corp., 2.85%, 5/23/08 (Section 4(2))                                    18,966,908
        43,000,000    Nieuw Amsterdam Receivables Corp., 2.85%, 5/27/08 (Section 4(2))                                    42,911,492
        85,000,000    Nieuw Amsterdam Receivables Corp., 2.85%, 5/28/08 (Section 4(2))                                    84,818,312
        50,000,000    Scaldis Capital LLC, 3.15%, 5/6/08 (Section 4(2))                                                   49,979,444
        60,000,000    Scaldis Capital LLC, 3.00%, 5/7/08 (Section 4(2))                                                   59,970,000
        82,000,000    Scaldis Capital LLC, 2.95%, 5/15/08 (Section 4(2))                                                  81,909,233
        50,000,000    Solitaire Funding LLC, 3.15%, 5/6/08 (Section 4(2))                                                 49,978,125
        60,000,000    Swedbank, New York, 2.90%, 7/16/08                                                                  59,632,667
        62,000,000    Thames Asset Global Securitization No. 1, Inc., 3.00%, 5/15/08 (Section 4(2))                       61,931,555
        20,000,000    Thames Asset Global Securitization No. 1, Inc., 3.00%, 5/19/08 (Section 4(2))                       19,970,000
        66,000,000    Thames Asset Global Securitization No. 1, Inc., 3.00%, 5/20/08 (Section 4(2))                       65,895,500
        58,793,000    Thames Asset Global Securitization No. 1, Inc., 2.80%, 5/28/08 (Section 4(2))                       58,669,535
        50,000,000    Thames Asset Global Securitization No. 1, Inc., 2.73%, 8/7/08 (Section 4(2))                        49,628,417
        50,000,000    Three Pillars Funding LLC, 2.82%, 5/7/08 (Section 4(2))                                             49,976,500
        61,000,000    Three Pillars Funding LLC, 2.75%, 5/15/08 (Section 4(2))                                            60,934,764
        80,000,000    Three Pillars Funding LLC, 2.80%, 5/19/08 (Section 4(2))                                            79,888,750
        50,000,000    Three Pillars Funding LLC, 2.92%, 5/20/08 (Section 4(2))                                            49,922,944
        13,682,000    Three Pillars Funding LLC, 2.92%, 5/21/08 (Section 4(2))                                            13,659,805
        40,000,000    Ticonderoga Funding LLC, 2.73%, 5/8/08                                                              39,978,767
        50,000,000    Ticonderoga Funding LLC, 2.86%, 5/21/08                                                             49,920,556
        50,000,000    Ticonderoga Funding LLC, 2.85%, 5/22/08                                                             49,916,875
        55,000,000    Ticonderoga Funding LLC, 2.81%, 5/27/08                                                             54,888,381
        55,000,000    Ticonderoga Funding LLC, 2.81%, 5/28/08                                                             54,884,087
        50,000,000    Victory Receivables Corp., 2.85%, 5/5/08 (Section 4(2))                                             49,984,167
        41,669,000    Victory Receivables Corp., 2.85%, 5/7/08 (Section 4(2))                                             41,649,207
        55,000,000    Victory Receivables Corp., 2.80%, 5/8/08 (Section 4(2))                                             54,970,056
        50,000,000    Victory Receivables Corp., 2.95%, 5/13/08 (Section 4(2))                                            49,950,833
        50,000,000    Victory Receivables Corp., 2.95%, 5/14/08 (Section 4(2))                                            49,946,736
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (amortized cost $3,085,481,739)                                                                 3,085,481,739
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 26.8%
        35,000,000    Abbey National, 2.6462%, 9/30/08                                                                    34,978,687
        60,000,000    Allied Irish Banks, 2.78%, 8/18/08 (144A)                                                           59,949,425
        40,000,000    Allied Irish Banks, 3.21%, 11/19/08                                                                 40,000,000
        50,000,000    Allied Irish Banks, 2.84%, 1/12/09                                                                  50,000,000
        25,000,000    Allied Irish Banks, 3.3118%, 2/4/09                                                                 25,000,000
        50,000,000    Allied Irish Banks, 3.2962%, 2/11/09                                                                50,000,000
        50,000,000    ANZ National International London, 2.7512%, 9/5/08 (144A)                                           50,000,839
        59,004,000    Ares VII CLO, Ltd., Class A-1A, 3.1775%, 5/8/15(144A)ss.                                            59,004,000
        27,534,000    Banco Santander Totta S.A., 2.7231%, 9/15/08 (144A)                                                 27,534,000
        35,000,000    Bank of America Securities LLC, 2.4875%, 6/13/08                                                    34,993,851
       100,000,000    Barclay's Bank, New York, 3.00%, 10/23/08                                                          100,000,000
        75,000,000    BES Finance, Ltd., 2.7531%, 10/1/08 (144A)                                                          75,000,000
        12,300,000    BNP Paribas, 2.8475%, 9/23/08                                                                       12,289,221
        70,000,000    Caja de Ahorros y Pensiones de Barcelona, 2.92%, 7/23/08 (144A)                                     69,982,970
        38,000,000    Calyon, New York, 2.8225%, 6/30/08                                                                  37,988,328
        65,000,000    Calyon, New York, 2.35%, 10/20/08                                                                   64,957,641
        50,000,000    Credit Suisse Securities (USA) LLC, 2.8856%, 1/12/09                                                50,040,173
        15,734,000    Dekabank, New York, 2.8675%, 11/19/15 (144A)                                                        15,734,000
        55,300,000    Dexia Bank, New York, 2.8312%, 9/29/08                                                              55,256,951
        30,000,000    Dorada Finance Corp., 2.82%, 8/20/08(144A)ss.                                                       29,994,541
        23,601,000    HSH Nordbank A.G., New York, 2.81%, 9/19/08 (144A)                                                  23,601,000
        70,805,000    HSH Nordbank A.G., New York, 2.9575%, 6/23/15 (144A)                                                70,805,000
       184,000,000    Lehman Brothers, Inc. (90 day put), 2.5875%, 4/5/27b                                               184,000,000
        30,000,000    Lloyd's TSB Group PLC, 2.7112%, 6/5/12 (144A)                                                       29,968,472
        43,601,000    Natexis Banques Populaires, New York, 2.7259%, 9/12/08 (144A)                                       43,587,161
        50,000,000    National Bank of Canada, 2.9715%, 7/10/08                                                           50,000,000
        11,400,000    Royal Bank of Canada, 2.7815%, 9/10/08                                                              11,394,292
        91,000,000    Santander U.S. Debt S.A. Unipersonal, 2.65875%, 9/19/08 (144A)                                      91,038,914
        30,000,000    Sedna Finance, Inc., 2.90%, 8/20/08(144A)ss.                                                        30,000,000
        15,000,000    Skandinaviska Enskilda Bank, New York, 3.05%, 8/21/08                                               14,990,901
        65,000,000    Skandinaviska Enskilda Bank, New York, 2.7243%, 10/8/08 (144A)                                      64,937,280
        35,000,000    Skandinaviska Enskilda Bank, New York, 2.8625%, 10/20/08                                            35,000,000
        50,000,000    Skandinaviska Enskilda Bank, New York, 3.2962%, 2/11/09                                             50,000,000
        66,500,000    Societe Generale, New York, 2.835%, 6/30/08                                                         66,473,700
        65,000,000    Svenska Handelsbanken AB, 2.79%, 9/19/08 (144A)                                                     64,953,839
        50,000,000    Swedbank, New York, 2.8915%, 7/10/08                                                                50,000,000
        15,000,000    Swedbank, New York, 2.7112%, 9/8/08                                                                 14,989,239
        78,672,000    Totta (Ireland) PLC, 2.7512%, 9/5/08 (144A)                                                         78,672,000
        34,400,000    Unicredito Italiano Bank (Ireland), 3.135%, 5/6/08                                                  34,398,892
        19,000,000    Unicredito Italiano Bank (Ireland), 3.085%, 5/29/08                                                 18,997,393
        40,000,000    Unicredito Italiano Bank (Ireland), 2.94%, 7/25/08                                                  39,972,862
        50,000,000    Unicredito Italiano Bank (Ireland), 2.7056%, 8/8/08 (144A)                                          49,960,666
        66,084,000    Unicredito Italiano Bank (Ireland), 2.7543%, 9/8/08 (144A)                                          66,084,000
        60,000,000    Union Hamilton Special Purpose Funding LLC, 2.8987%, 6/23/08 (144A)                                 60,000,000
        70,000,000    Union Hamilton Special Purpose Funding LLC, 3.1712%, 6/30/08 (144A)                                 70,000,000
       110,141,000    Westdeutsche Landesbank A.G., 2.7915%, 3/10/15 (144A)                                              110,141,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (amortized cost $2,366,671,238)                                                              2,366,671,238
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 12.8%
       142,000,000    Barclay's Bank, 2.6175%, 5/1/08
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $142,010,325
                      collateralized by $146,536,568
                      in Corporate Bonds
                      5.45% - 9.25%, 10/1/09 - 6/15/14
                      with a value of $149,100,001                                                                       142,000,000
       267,000,000    Dresdner Kleinwort Securities LLC, 2.5375%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $267,018,820
                      collateralized by $152,383,840
                      in Asset Backed Securities
                      0% - 6.053%, 5/25/35 - 9/25/46
                      $346,506,341 in Collateralized Mortgage Obligations
                      0% - 6.615%, 9/25/33 - 9/20/46
                      with respective values of $106,708,321
                      and $173,644,339                                                                                   267,000,000
        90,000,000    Fortis Bank S.A., New York Branch, 2.5875%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $90,006,469
                      collateralized by $95,400,000
                      in U.S. Government Agencies
                      0% - 3.595%, 6/18/08 - 3/25/38
                      with a value of $91,800,404                                                                         90,000,000
       100,000,000    Greenwich Capital, 2.6375%, 5/1/08
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $100,007,326
                      collateralized by $119,223,886
                      in Trust Receipts
                      3.69% - 9.665%, 6/25/27 - 8/31/37
                      with a value of $110,182,437                                                                       100,000,000
       267,000,000    JP Morgan Securities, Inc., 2.5875%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $267,019,191
                      collateralized by $299,470,000
                      in Asset Backed Securities
                      7.087%, 12/19/11
                      with a value of $280,354,253                                                                       267,000,000
       267,000,000    RBC Capital Markets Corp., 2.5375%
                      dated 4/30/08, maturing 5/1/08
                      to be repurchased at $267,018,820
                      collateralized by $510,861,898
                      in Collateralized Mortgage Obligations
                      6.1358% - 7.00%, 6/15/22 - 9/20/46
                      with a value of $272,367,075                                                                       267,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (amortized cost $1,133,000,000)                                                            1,133,000,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.8%
        50,000,000    Asscher Finance Corp., 5.46%, 6/18/08(144A)ss.                                                      50,000,000
        60,000,000    Mazarin Funding LLC, 5.33%, 5/15/08 (144A)                                                          60,000,000
        50,000,000    Mazarin Funding LLC, 5.345%, 5/15/08 (144A)                                                         50,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (amortized cost $160,000,000)                                                           160,000,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 1.9%
         1,650,000    Advocare of South Carolina, Inc., 2.93%, 6/1/17                                                      1,650,000
         2,900,000    Breckenridge Terrace LLC, 2.945%, 5/1/39                                                             2,900,000
        11,785,000    Breckenridge Terrace LLC, 2.945%, 5/1/39                                                            11,785,000
        12,605,000    Colorado Natural Gas, Inc., Series 2002, 2.94%, 7/1/32                                              12,605,000
         7,300,000    Cornerstone Funding Corp. I, Series 2003C, 2.74%, 4/1/13                                             7,300,000
           100,000    Edison Chouest Offshore LLC, 3.15%, 3/1/14                                                             100,000
         4,500,000    FJM Properties-Wilmar, 3.00%, 10/1/24                                                                4,500,000
        12,200,000    HHH Supply and Investment Co., 2.80%, 7/1/29                                                        12,200,000
        10,935,000    Hillcrest Medical Plaza, 3.00%, 9/1/23                                                              10,935,000
         2,845,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project)
                         Series A, 2.97%, 9/1/09                                                                           2,845,000
           110,000    McElroy Metal Mill, Inc., Series 2003, 3.15%, 7/1/18                                                   110,000
         3,040,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue
                         (Surgical Center), 2.90%, 3/1/24                                                                  3,040,000
         5,500,000    Patrick Schaumburg Automobiles, Inc., 3.15%, 7/1/08 (144A)                                           5,500,000
         8,200,000    Racetrac Capital LLC, Series 1998-A, 2.93%, 4/1/18                                                   8,200,000
        19,600,000    Rehau, Inc., 3.22%, 10/1/19                                                                         19,600,000
        17,500,000    Shoosmith Brothers, Inc., 2.93%, 3/1/15                                                             17,500,000
        14,965,000    Timber Ridge County Affordable Housing Corp., Series 2003, 2.90%, 12/1/32                           14,965,000
        20,000,000    Tuscaloosa County, Alabama, Industrial Development Gulf Opportunity Zone
                         (Revenue Bonds), 2.90%, 3/1/28                                                                   20,000,000
           100,000    Union City, Tennessee Industrial Development Board
                         (Cobank LLC Project), 2.95%, 1/1/25                                                                 100,000
         9,500,000    Village Green Finance Co., 2.93%, 11/1/22                                                            9,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (amortized cost $165,335,000)                                                   165,335,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 5.3%
       103,500,000    BNP Paribas, ETD, 2.4375%, 5/1/08                                                                  103,500,000
       200,000,000    Deutsche Bank Securities, Inc., ETD, 2.50%, 5/1/08                                                 200,000,000
       160,000,000    Dexia Bank, New York, ETD, 2.45%, 5/1/08                                                           160,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (amortized cost $463,500,000)                                                                        463,500,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes- 0.9%
        76,000,000    Army & Air Force Exchange, 2.45%, 5/1/08 (amortized cost $76,000,000)                               76,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (amortized total cost $8,830,006,155) - 100%                                                        $8,830,006,155
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ETD            Euro Time Deposit

PLC            Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

b     Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities (as of April 30, 2008)

                                                         Acquisition     Acquisition                             Value as a % of
                                                            Date             Cost              Value          Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund
Ares VII CLO, Ltd., Class A-1A, 3.1775%, 5/8/15 (144A)     2/23/07     $ 59,004,000       $    59,004,000                       0.7%
Asscher Finance Corp., 5.46%, 6/18/08 (144A)               6/13/07       50,000,000            50,000,000                       0.6%
Dorada Finance Corp., 2.82%, 8/20/08 (144A)                8/13/07       29,982,000            29,994,541                       0.3%
Sedna Finance, Inc., 2.90%, 8/20/08 (144A)                 8/14/07       30,000,000            30,000,000                       0.3%
------------------------------------------------------------------------------------------------------------------------------------
                                                                       $168,986,000       $   168,998,541                       1.9%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of April 30, 2008. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of April 30, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser Forty Fund, Janus Adviser Fundamental Equity Fund, Janus Adviser Global Real Estate Fund, Janus Adviser Global Research Fund, Janus Adviser Growth and Income Fund, Janus Adviser High-Yield Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, Janus Adviser International Equity Fund, Janus Adviser International Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Long/Short Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Mid Cap Value Fund, Janus Adviser Money Market Fund, Janus Adviser Orion Fund, Janus Adviser Small Company Value Fund, Janus Adviser Small-Mid Growth Fund, Janus Adviser Worldwide Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund (collectively the "Funds" and individually the "Fund"). The Funds are part of Janus Adviser Series (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Adviser Money Market Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund (the "Money Market Funds") are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening or security trading halts. The Funds may use an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of April 30, 2008, the Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                                     Value at
  Fund                                                            April 30, 2008
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                         $125,818,937
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                         29,314,769
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                      13,335,487
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                             454,192,218
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                                  3,444,853
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                                   9,971,362
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                             60,940
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core Fund                            2,860,423
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                        101,544,762
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Value Fund                           1,386,014
--------------------------------------------------------------------------------
Janus Adviser International Equity Fund                                6,445,589
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                              136,545,510
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                    9,279,609
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                     23,932,809
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                      61,827,617
--------------------------------------------------------------------------------
Janus Adviser Orion Fund                                                 601,259
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                                      408,263
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                           8,257,099
--------------------------------------------------------------------------------

As of April 30, 2008, the Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                                 Cash Collateral
  Fund                                                                 at
                                                                  April 30, 2008
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                         $128,768,610
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                         30,438,854
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                      13,631,830
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                             466,522,330
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund                                  3,563,765
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                                  10,329,466
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                             62,377
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core Fund                            2,958,873
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                        104,234,937
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Value Fund                           1,429,684
--------------------------------------------------------------------------------
Janus Adviser International Equity Fund                                6,748,945
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                              142,520,508
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                    9,744,659
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                     24,624,295
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                      63,595,202
--------------------------------------------------------------------------------
Janus Adviser Orion Fund                                                 614,328
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                                      429,279
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                           8,486,839
--------------------------------------------------------------------------------

As of April 30, 2008, all cash collateral received by the Funds was invested in e Allianz Dresdner Daily Asset Fund, except as noted in the following tables:

--------------------------------------------------------------------------------
                                                                  Time Deposits
  Fund
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                         $ 60,843,026
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                         16,261,755
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                       6,651,092
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                             319,717,289
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity                                       1,904,082
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                                   5,285,465
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                             46,998
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core Fund                            2,031,647
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                         55,311,011
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Value Fund                           1,077,196
--------------------------------------------------------------------------------
Janus Adviser International Equity Fund                                1,663,950
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                               94,652,618
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                    7,342,119
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                     16,367,356
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                      32,512,035
--------------------------------------------------------------------------------
Janus Adviser Orion Fund                                                 435,085
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                                      323,441
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                           4,752,606
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    Repurchase
  Fund                                                              Agreements
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund                                         $ 20,604,543
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                                          5,321,288
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund                                       2,176,419
--------------------------------------------------------------------------------
Janus Adviser Forty Fund                                             104,620,206
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity                                         623,066
--------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund                                   1,729,548
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                                             15,379
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core Fund                              666,527
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Growth Fund                         18,099,269
--------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Value Fund                             352,488
--------------------------------------------------------------------------------
Janus Adviser International Equity Fund                                5,084,995
--------------------------------------------------------------------------------
Janus Adviser International Growth Fund                               30,972,915
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund                                    2,402,540
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund                                      5,355,843
--------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund                                      10,638,822
--------------------------------------------------------------------------------
Janus Adviser Orion Fund                                                 179,243
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund                                      105,838
--------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                                           1,555,182
--------------------------------------------------------------------------------

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments (if applicable).

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital-sponsored mutual funds, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Funds' total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Forward Currency Transactions

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may enter into forward currency contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Futures Contracts

The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

Swaps

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may enter into swap agreements to hedge their exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Funds, and/or the termination value. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Options Contracts

The Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Funds pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the nine-month period ended April 30, 2008 is indicated in the tables below:


                                                        Number of      Premiums
Call Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Orion Fund
Options outstanding at July 31, 2007                            --    $      --
Options written                                              1,921      187,316
Options closed                                                (229)     (37,923)
Options expired                                                (97)     (36,917)
Options exercised                                              (28)      (4,248)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                        1,567    $ 108,228
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Put Options                                             Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Orion Fund
Options outstanding at July 31, 2007                            --    $      --
Options written                                                722      111,473
Options closed                                                (431)     (35,673)
Options expired                                                 --           --
Options exercised                                               --           --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                          291    $  75,800
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Call Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options outstanding at July 31, 2007                           266    $  21,830
Options written                                              1,701      386,241
Options closed                                                (106)     (15,415)
Options expired                                               (338)     (20,499)
Options exercised                                               (7)      (1,418)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                        1,516    $ 370,739
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Put Options                                             Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund
Options outstanding at July 31, 2007                            58    $  11,716
Options written                                              1,326      124,159
Options closed                                                 (58)     (11,715)
Options expired                                               (240)     (11,908)
Options exercised                                              (77)      (5,807)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                        1,009    $ 106,445
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Call Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund
Options outstanding at July 31, 2007                            16      $ 4,688
Options written                                                 48        8,921
Options closed                                                  --           --
Options expired                                                (16)      (4,688)
Options exercised                                               --           --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                           48      $ 8,921
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Call Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Mid-Cap Growth Fund
Options outstanding at July 31, 2007                            83     $ 43,558
Options written                                                 --           --
Options closed                                                  --           --
Options expired                                                 --           --
Options exercised                                              (83)     (43,558)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                           --     $     --
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Call Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Mid-Cap Value Fund
Options outstanding at July 31, 2007                            --     $     --
Options written                                                390       79,050
Options closed                                                  --           --
Options expired                                               (390)     (79,050)
Options exercised                                               --           --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                           --     $     --
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Put Options                                             Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Mid-Cap Value Fund
Options outstanding at July 31, 2007                          --    $        --
Options written                                          167,787      4,479,846
Options closed                                           (51,960)    (1,408,803)
Options expired                                          (57,730)    (1,389,198)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                     58,097    $ 1,681,845
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Call Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund
Options outstanding at July 31, 2007                         1,910    $ 165,721
Options written                                                558      516,398
Options closed                                              (1,501)    (643,083)
Options expired                                               (967)     (39,036)
Options exercised                                               --           --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                           --    $      --
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Call Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at July 31, 2007                           364    $  42,090
Options written                                              1,759       92,600
Options closed                                                  --           --
Options expired                                             (2,123)    (134,690)
Options exercised                                               --           --
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                           --    $      --
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Put Options                                             Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Contrarian Fund
Options outstanding at July 31, 2007                      29,352    $   784,954
Options written                                            7,264      1,156,237
Options closed                                           (26,641)    (1,013,977)
Options expired                                           (7,404)      (432,236)
Options exercised                                         (2,571)      (494,978)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                         --    $        --
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Call Options                                            Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at July 31, 2007                       1,330    $   258,301
Options written                                           26,433      2,795,438
Options closed                                            (9,624)    (1,022,089)
Options expired                                          (12,822)    (1,064,637)
Options exercised                                           (359)      (232,224)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                      4,958    $   734,789
--------------------------------------------------------------------------------

                                                        Number of      Premiums
Put Options                                             Contracts      Received
--------------------------------------------------------------------------------
Janus Adviser Long/Short Fund
Options outstanding at July 31, 2007                      21,153    $   871,885
Options written                                           11,734      4,634,522
Options closed                                           (17,155)    (4,033,193)
Options expired                                          (14,831)    (1,349,722)
Options exercised                                           (901)      (123,492)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2008                         --    $        --
--------------------------------------------------------------------------------

Mortgage Dollar Rolls

Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser Global Real Estate Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds, maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Securities Traded on a To-Be Announced Basis

Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Floating Rate Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets ("the CD Rate"). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Bank Loans

Janus Adviser Balanced Fund, Janus Adviser Flexible Bond Fund, Janus Adviser Floating Rate High Income Fund, Janus Adviser High-Yield Fund and Janus Adviser Long/Short Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended April 30, 2008, are indicated in the table below.

--------------------------------------------------------------------------------
Fund                                      Average                   Rates
                                          Monthly
                                           Value
--------------------------------------------------------------------------------
Janus Adviser Balanced Fund              $3,106,292              1.50% - 7.61%
--------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund          1,901,148             2.025% - 8.70%
--------------------------------------------------------------------------------
Janus Adviser Floating Rate High          3,498,987            0.49% - 12.33125%
Income Fund
--------------------------------------------------------------------------------
Janus Adviser High-Yield Fund               165,411             2.00% - 12.36%
--------------------------------------------------------------------------------

Short Sales

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own, or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only then they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. The total market value of all of a Fund's short sales positions will not exceed 10% of its net assets. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit to the size of any loss that the Fund may recognize upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities held at April 30, 2008, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Borrowing

Janus Adviser Long/Short Fund and Janus Adviser Floating Rate High Income Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the Funds may borrow from banks up to one-third of their total assets (including the amount borrowed) provided that they maintain continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. In addition to borrowing for leverage purposes, the Funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Funds greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Funds' assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Funds' agreement with the lender, the NAV per share of the Funds will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Funds did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Funds must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Funds compared with what it would have been without leverage.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Exchange-Traded Funds

The Funds, except Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund, and the Money Market Funds, may invest in exchange-traded funds, which are index-based investment companies which hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Equity-Linked Structured Notes

The Funds, except the Money Market Funds, Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Initial Public Offerings

The Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as its assets grow.

Additional Investment Risk

The Funds, particularly Janus Adviser Floating Rate High Income Fund and Janus Adviser High-Yield Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund and Janus Adviser INTECH Risk-Managed Value Fund do not intend to invest in high-yield/high-risk bonds.

Restricted Securities Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the period ended April 30, 2008, the following Funds had the following affiliated purchases and sales:

                                                                     Purchases            Sales      Dividend           Value
                                                                   Shares/Cost      Shares/Cost        Income      at 4/30/08
------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                            $    66,338,088  $    61,524,146   $   363,968   $   4,840,992
Janus Adviser Forty Fund                                           903,672,903      798,212,741    10,659,303     244,413,508
Janus Adviser Orion Fund                                            14,678,468       13,852,002        61,043         979,529
Janus Adviser Mid Cap Growth Fund                                   63,615,718       50,506,788       357,892      15,825,877
Janus Adviser Small-Mid Growth Fund                                  1,875,326        1,826,811         5,442          91,697
Janus Adviser Growth and Income Fund                                27,451,456       27,399,026       113,533          52,430
Janus Adviser Fundamental Equity Fund                               18,385,877       18,540,621        53,024           7,280
Janus Adviser Contrarian Fund                                       38,202,847       38,859,134       153,450         232,820
Janus Adviser Balanced Fund                                         81,281,807       70,379,362       304,583      10,902,445
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund                       94,779,393      108,829,997       428,097       4,877,209
Janus Adviser INTECH Risk-Managed Core Fund                          8,214,161        8,967,063        10,004               -
Janus Adviser INTECH Risk-Managed Value Fund                        10,043,182       10,381,084        18,362         116,250
Janus Adviser INTECH Risk-Managed International Fund                   852,653          816,271         1,481          36,382
Value
Janus Adviser Mid Cap Value Fund                                    55,489,307      101,101,206       869,131               -
Janus Adviser Small Company Value Fund                               7,124,530        7,423,613        32,156       1,022,884
International & Global
Janus Adviser Worldwide Fund                                        30,848,403       31,446,293       136,244         109,896
Janus Adviser International Equity Fund                             15,013,610        9,508,370        80,885       5,784,911
Janus Adviser International Growth Fund                            288,864,647      284,425,881     3,854,380      70,992,404
Janus Adviser Global Research Fund                                     633,813          627,773           700           6,040
Alternative
Janus Adviser Global Real Estate Fund                                6,373,170        5,726,331        10,776         646,839
Bond
Janus Adviser Flexible Bond Fund                                    13,225,679       13,137,320        36,243          88,359
Janus Adviser High-Yield Fund                                        1,029,706          801,711         8,655     361,658,819
------------------------------------------------------------------------------------------------------------------------------
                                                               $ 1,747,994,744  $ 1,664,293,544   $17,559,352   $ 361,364,859
------------------------------------------------------------------------------------------------------------------------------

Janus Institutional Money Market Fund
Growth & Core
Janus Adviser Large Cap Growth Fund                            $    41,870,416  $    42,458,854   $    51,180   $   4,213,512
Janus Adviser Forty Fund                                         1,735,145,147    1,183,040,259     4,177,518     672,374,839
Janus Adviser Orion Fund                                            22,956,219       19,830,999        21,996       4,033,920
Janus Adviser Mid Cap Growth Fund                                   45,546,482       35,421,212        50,235      11,028,270
Janus Adviser Small-Mid Growth Fund                                  2,322,575        2,111,546         3,284         211,029
Janus Adviser Growth and Income Fund                                24,026,622       22,432,052        29,326       1,594,570
Janus Adviser Fundamental Equity Fund                               30,260,844       31,281,997        21,549         706,720
Janus Adviser Contrarian Fund                                       69,024,943       59,630,763        63,913       9,394,180
Janus Adviser Balanced Fund                                        115,862,082       80,742,322       104,478      39,890,760
Risk-Managed
Janus Adviser INTECH Risk-Managed Growth Fund                      121,555,745      135,550,425       128,350       4,564,770
Janus Adviser INTECH Risk-Managed Core Fund                         11,833,900       13,069,350         6,107               -
Janus Adviser INTECH Risk-Managed Value Fund                        12,507,809       12,496,228        10,082         322,181
Janus Adviser INTECH Risk-Managed International Fund                 1,245,093        1,153,093         1,098          92,000
Value
Janus Adviser Mid Cap Value Fund                                    77,320,498       86,378,498        87,486               -
Janus Adviser Small Company Value Fund                              11,910,512       15,488,259        43,662         833,569
International & Global
Janus Adviser Worldwide Fund                                        32,686,915       37,722,047        95,244           9,000
Janus Adviser International Equity Fund                             40,499,162       32,080,630        37,219       8,795,834
Janus Adviser International Growth Fund                            412,157,055      427,096,119     1,283,422      39,972,434
Janus Adviser Global Research Fund                                   1,963,312        1,924,352         1,073          38,960
Alternative
Janus Adviser Global Real Estate Fund                                1,990,295        1,752,669         1,578         237,626
Bond
Janus Adviser Flexible Bond Fund                                    28,698,648       24,328,177        31,052       5,883,471
Janus Adviser High-Yield Fund                                        2,776,070        2,917,289         6,033          81,880
------------------------------------------------------------------------------------------------------------------------------
                                                               $ 2,844,160,344  $ 2,268,907,140   $ 6,255,885   $ 804,279,525
------------------------------------------------------------------------------------------------------------------------------

Federal Income Tax

The Funds adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax return to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, they have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Funds to analyze all open tax years, fiscal years 2003-2006 as defined by Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the nine-month period ended April 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of April 30, 2008, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------------------------------------
                                            Federal Tax Cost    Unrealized      Unrealized          Net
                                                               Appreciation   (Depreciation)   Appreciation/
                                                                                               (Depreciation)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund                   637,478,126       91,553,639      (14,297,972)       77,255,667
-------------------------------------------------------------------------------------------------------------
Janus Adviser Contrarian Fund                 392,664,875       27,702,912      (26,827,167)          875,745
-------------------------------------------------------------------------------------------------------------
Janus Adviser Flexible Bond Fund               75,467,792        1,166,523         (208,601)          957,922
-------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund                    5,197,433,149    1,701,578,833     (115,679,035)    1,585,899,798
-------------------------------------------------------------------------------------------------------------
Janus Adviser Floating Rate High Income Fund    5,123,144            5,621         (206,706)        (201,085)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Fundamental Equity Fund          75,539,711        5,397,387       (3,672,295)        1,725,092
-------------------------------------------------------------------------------------------------------------
Janus Adviser Global Real Estate Fund           7,287,717          367,303         (307,330)           59,973
-------------------------------------------------------------------------------------------------------------
Janus Adviser Global Research Fund              2,081,615          157,219         (135,382)           21,837
-------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund          168,255,408       35,280,143      (10,809,867)       24,470,276
-------------------------------------------------------------------------------------------------------------
Janus Adviser High-Yield Fund                   3,778,786           46,316         (93,668)          (47,352)
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed             128,459,954       11,598,698       (5,720,817)        5,877,881
Core Fund
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed           1,517,899,466      113,838,726      (75,453,470)       38,385,256
Growth Fund
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed               9,797,534          935,355         (489,873)          445,482
International Fund
-------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed              70,202,550        4,937,194       (5,281,460)         (344,266)
Value Fund
-------------------------------------------------------------------------------------------------------------
Janus Adviser International Equity Fund       122,298,720       10,682,446       (3,935,953)        6,746,493
-------------------------------------------------------------------------------------------------------------
Janus Adviser International Growth Fund     2,279,797,582      604,834,717     (132,847,131)      471,987,586
-------------------------------------------------------------------------------------------------------------
Janus Adviser Large Cap Growth Fund           189,567,761       29,809,773       (9,958,347)       19,851,426
-------------------------------------------------------------------------------------------------------------
Janus Adviser Long/Short Fund               1,247,247,343    1,731,058,513   (1,728,096,242)        2,962,271
-------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Growth Fund             254,620,332       46,765,755      (13,224,570)       33,541,185
-------------------------------------------------------------------------------------------------------------
Janus Adviser Mid Cap Value Fund              972,745,398       77,882,531      (65,625,407)       12,257,124
-------------------------------------------------------------------------------------------------------------
Janus Adviser Money Market Fund                12,452,628               --               --                --
-------------------------------------------------------------------------------------------------------------
Janus Adviser Orion Fund                       45,756,791        4,579,851       (1,624,103)        2,955,748
-------------------------------------------------------------------------------------------------------------
Janus Adviser Small Company Value Fund         47,268,094        6,801,200       (6,954,248)         (153,048)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Small-Mid Growth Fund             6,676,070          568,147         (866,589)         (298,442)
-------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund                  150,555,174       23,577,346      (18,154,984)        5,422,362
-------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund    3,334,908,294               --               --                --
-------------------------------------------------------------------------------------------------------------
Janus Institutional Government Money        1,841,965,114               --               --                --
Market Fund
-------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund       8,830,006,155               --               --                --
-------------------------------------------------------------------------------------------------------------

New Accounting Pronouncement

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS No. 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS No. 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management does not believe the adoption of SFAS No. 159 will impact the financial statement amounts.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Funds' financial statement disclosures.



--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Adviser Series

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Adviser Series (Principal Executive Officer)

Date: June 27, 2008

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Adviser Series
        (Principal Accounting Officer and Principal Financial Officer)

Date: June 27, 2008